UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29, 2012

Date of reporting period: February 29, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage Dow Jones Target Date Funds

Annual Report

February 29, 2012

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $218 billion in assets under management, as of February 29, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

For the entire 12-month period, most of the major equity and bond indexes posted solid positive returns; however, those 12-month total return figures masked the uneven path that the financial markets traced since last spring, as investors had to contend with a variety of global and domestic headwinds.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the 12-month period that ended February 29, 2012.

For the entire 12-month period, most of the major equity and bond indexes posted positive returns; however, those 12-month total return figures masked the uneven path that the financial markets traced since last spring, as investors had to contend with a variety of global and domestic headwinds.

The broad U.S. equity market, as measured by the S&P 500 Index1, posted a total return of 5.12% for the period. By comparison, the Barclays U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays U.S. Treasury Index3 added 8.37% and 10.31%, respectively.

Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified4 investment strategy that is focused on capital preservation. Over the long term, such a strategy may allow investors to balance risks and opportunities as they pursue financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, after slowing during the summer months—yet the rate of growth remained subpar compared with most previous recovery cycles.

The U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter of 2011 and 1.3% in the second quarter. It then accelerated to an annual growth rate of 1.8% in the third quarter, reigniting hopes of a sustainable economic recovery. Those hopes were buoyed further by the preliminary estimate of fourth-quarter GDP, which showed that growth accelerated to a 2.8% annual rate. While few economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum during the past year.

The beleaguered housing market has exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: Initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Dow Jones Target Date Funds	3

push the U.S. unemployment rate down to 8.3% as of February 2012—its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low through 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter of 2011. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the period.

Early in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Additionally, investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August 2011, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and by the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines in the third quarter of 2011 led to heightened market volatility and increased risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets, such as Treasuries and municipals. Although volatility persisted into the fourth quarter, the financial markets were able to rebound at the end of 2011 and into 2012 amid improved U.S. economic data and hopes for a resolution to the European crisis.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

The Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Letter to Shareholders	Wells Fargo Advantage Dow Jones Target Date Funds	5

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Dow Jones Target Date Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Funds on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

INVESTMENT OBJECTIVE

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Fund	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

12 MONTH TOTAL RETURN AS OF FEBRUARY 29, 2012

Target Today Fund
Investor Class	5.59%
Dow Jones Target Today Index[2]	6.69%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%
Target 2010 Fund
Investor Class	5.21%
Dow Jones Target 2010 Index[2]	6.25%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%
Target 2015 Fund
Investor Class	4.67%
Dow Jones Target 2015 Index[2]	5.67%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%
Target 2020 Fund
Investor Class	4.12%
Dow Jones Target 2020 Index[2]	5.03%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and assumes the reinvestment of dividends and capital gains. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds’ Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

The Adviser has committed through June 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Funds’ Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 0.86% for Investor Class of Target Today Fund, 0.89% for Investor Class of Target 2010 Fund, 0.90% for Investor Class of Target 2015 Fund and 0.91% for Investor Class of Target 2020 Fund. Gross and net expense ratios for Investor Class of Target Today Fund are 1.17% and 0.86%, for Target 2010 Fund are 1.16% and 0.89%, for Target 2015 Fund are 1.17% and 0.90%, and for Target 2020 Fund are 1.14% and 0.91%, respectively, as stated in the July 1, 2011 prospectus.

Please see footnotes on page 18.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

12 MONTH TOTAL RETURN AS OF FEBRUARY 29, 2012 (continued)

Target 2025 Fund
Investor Class	3.32%
Dow Jones Target 2025 Index[2]	4.24%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%
Target 2030 Fund
Investor Class	2.36%
Dow Jones Target 2030 Index[2]	3.21%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%
Target 2035 Fund
Investor Class	1.60%
Dow Jones Target 2035 Index[2]	2.33%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%
Target 2040 Fund
Investor Class	0.96%
Dow Jones Target 2040 Index[2]	1.75%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%

The Adviser has committed through June 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Funds’ Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 0.91% for Investor Class of Target 2025 Fund, 0.92% for Investor Class of Target 2030 Fund, 0.93% for Investor Class of Target 2035 Fund and 0.93% for Investor Class of Target 2040 Fund. Gross and net expense ratios for Investor Class of Target 2025 Fund are 1.13% and 0.91%, for Target 2030 Fund are 1.15% and 0.92%, for Target 2035 are 1.18% and 0.93%, and for Target 2040 are 1.17% and 0.93%, respectively, as stated in the July 1, 2011 prospectus.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Global Index Advisors, Inc.

PORTFOLIO MANAGERS

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D

FUND INCEPTION

Target Today Fund – March 1, 1994

Target 2010 Fund – March 1, 1994

Target 2015 Fund – June 29, 2007

Target 2020 Fund – March 1, 1994

Target 2025 Fund – June 29, 2007

Target 2030 Fund – March 1, 1994

Target 2035 Fund – June 29, 2007

Target 2040 Fund – March 1, 1994

Target 2045 Fund – June 29, 2007

Target 2050 Fund – June 29, 2007

Target 2055 Fund – June 30, 2011

Please see footnotes on page 18.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

PORTFOLIO ALLOCATION5

(AS OF FEBRUARY 29, 2012)

12 MONTH TOTAL RETURN AS OF FEBRUARY 29, 2012 (continued)

Target 2045 Fund
Investor Class	0.80%
Dow Jones Target 2045 Index[2]	1.53%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%
Target 2050 Fund
Investor Class	0.75%
Dow Jones Target 2050 Index[2]	1.54%
Russell 3000® Index[3]	4.45%
Barclays U.S. Aggregate Bond Index[4]	8.37%

8 MONTH TOTAL RETURN AS OF FEBRUARY 29, 2012

Target 2055 Fund
Investor Class	0.50%
Dow Jones Target 2055 Index[2]	0.54%
Russell 3000® Index[3]	6.05%
Barclays U.S. Aggregate Bond Index[4]	8.92%

The Adviser has committed through June 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Funds’ Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 0.93% for Investor Class of Target 2045 Fund, 0.93% for Investor Class of Target 2050 Fund and 0.93% for Investor Class of Target 2055 Fund. Gross and net expense ratios for Investor Class of Target 2045 Fund are 1.20% and 0.93%, for Target 2050 Fund are 1.17% and 0.93%, and for Target 2055 Fund are 1.23% and 0.93%, respectively, as stated in the July 1, 2011 prospectus.

Please see footnotes on page 18.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

MANAGER’S DISCUSSION

While many areas of the international equity markets posted negative returns, the U.S. equity market posted a positive return for the 12-month period that ended February 29, 2012. Most U.S. equity asset classes were up, with growth stocks outperforming value stocks and large-cap stocks outperforming mid- and small-cap stocks. Only small-cap value stocks fell in value, primarily due to performance in the financials sector. International equities were lower across the board, with Europe/Canada posting the largest decline, followed by Asia Pacific and emerging markets. Fixed-income markets, both domestic and foreign, posted strong gains during the period as investors sought the relative safety of bonds.

Equity returns were modest as uncertainty trumped profits.

Despite U.S. corporations posting record profits and the Federal Reserve keeping interest rates near historic lows, U.S. equities ended the period with only modest gains. Strong corporate earnings were partially offset by a host of macro-level concerns. During the past 12 months, investors who were focused on the domestic economy were challenged by high long-term unemployment, falling home values, a large structural deficit, a downgrade of the U.S. credit rating by Standard & Poor’s, and a dysfunctional political system. Overseas, foreign equity markets declined as investors faced slowing global growth, natural disasters in Asia, a sovereign debt crisis in Europe, and unrest in the Middle East.

Equity markets began the 12-month period by posting modest gains in March and April 2011, as investor optimism increased in response to encouraging economic data and robust earnings. Investor optimism also could be seen in commodity prices, which peaked in April before heading lower for the remainder of the period. Market sentiment turned negative in May 2011 and continued to decline through September 2011 over growing concerns of a global double-dip recession, political gridlock domestically, and European financial troubles. The market snapped back briefly in October 2011 before heading lower during the last two months of the year. Investors regained confidence in January 2012, and the bullish sentiment remained through February 2012.

Adjustments made to strategic allocations in response to changing financial market landscape.

The Wells Fargo Advantage Dow Jones Target Date FundsSM use an asset allocation strategy that seeks to replicate the returns of the appropriate Dow Jones Target Date Indexes before expenses. The strategic allocations are designed to provide high levels of diversification across a number of underlying equity and fixed-income investments. The underlying equity portfolio is constructed to include a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The underlying bond portfolio invests in several types of fixed-income securities, including U.S. and foreign government bonds, corporate bonds, and mortgage-backed securities.

PORTFOLIO ALLOCATION5

(AS OF FEBRUARY 29, 2012)

(continued)

Please see footnotes on page 18.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

PORTFOLIO ALLOCATION5

(AS OF FEBRUARY 29, 2012)

(continued)

On a monthly basis, we adjust each portfolio’s strategic allocations to stocks, bonds, and cash equivalents in response to changing market conditions and the portfolio’s movement down the glide path. Our objective is to manage the relative equity risk of each “dated” portfolio as dictated by the “target date” strategy—a fund’s targeted equity risk is not the same as the fund’s allocation percentage to equities, since bonds and money markets securities also carry risk. The target date funds are designed to provide a risk level that becomes more conservative as the “target date” approaches to increase the probability of capital preservation as retirement nears. This level of risk is controlled by adjusting allocations among the three asset classes—equities, bonds, and cash. The Target 2055 Fund, the Target 2050 Fund, and the Target 2045 Fund increased their equity exposures slightly during the period due to market conditions that increased the portfolio’s ability to further diversify its risk levels.

The Target 2040 Fund, the Target 2035 Fund, the Target 2030 Fund, the Target 2025 Fund, the Target 2020 Fund, the Target 2015 Fund, and the Target 2010 Fund reduced their equity holdings during the 12-month period as they moved down the glide path. The equity allocations of the Target 2040 Fund, the Target 2035 Fund, the Target 2030 Fund, the Target 2025 Fund, and the Target 2020 Fund decreased by less than 1%. The Target 2015 Fund and the Target 2010 Fund decreased their equity exposure by less than 2%. The targeted equity exposure of the Target Today Fund remained at 15% during the period.

The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk.

We believe the Wells Fargo Advantage Dow Jones Target Date Funds, which invest in 14 different asset classes, are among the most diversified mutual funds in the marketplace. We believe that the Funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement. However, although the Funds are designed to provide varying degrees of downside risk management relative to their index dates, they cannot prevent losses or eliminate risk.

It is our belief that equity asset classes will experience meaningful volatility going forward. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets. We believe our Funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on page 18.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

GROWTH OF $10,000 INVESTMENT6 (AS OF FEBRUARY 29, 2012)

Please see footnotes on page 18.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

GROWTH OF $10,000 INVESTMENT6 (AS OF FEBRUARY 29, 2012) (continued)

Please see footnotes on page 18.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

GROWTH OF $10,000 INVESTMENT6 (AS OF FEBRUARY 29, 2012) (continued)

Please see footnotes on page 18.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 29, 2012)

	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[8]
Target Today Fund		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[9]
Class A (STWRX)**	03/01/1994	(3.56)	(0.56)	3.48	3.85	2.34	5.47	4.71	4.47	1.10%	0.96%
Class B (WFOKX)***	08/01/1998	(3.06)	(0.27)	3.58	3.95	1.94	4.73	3.92	3.95	1.85%	1.71%
Class C (WFODX)	12/01/1998	1.05	3.81	3.93	3.73	2.05	4.81	3.93	3.73	1.85%	1.71%
Administrator Class (WFLOX)	11/08/1999					2.48	5.74	4.95	4.75	0.94%	0.80%
Institutional Class (WOTDX)[7]	06/29/2004					2.67	6.09	5.24	4.96	0.67%	0.45%
Investor Class (WFBTX)[7]	01/31/2007					2.36	5.59	4.86	4.71	1.17%	0.86%
Dow Jones Target Today Index						2.90	6.69	5.77	6.58
Russell 3000 Index						13.24	4.45	1.77	4.81
Barclays U.S. Aggregate Bond Index						2.73	8.37	6.36	5.68
	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[8]
Target 2010 Fund		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[9]
Class A (STNRX)**	03/01/1994	(2.98)	(0.96)	2.72	3.77	2.91	5.05	3.94	4.39	1.09%	0.99%
Class B (SPTBX)***	03/01/1997	(2.47)	(0.65)	2.81	3.86	2.53	4.35	3.17	3.86	1.84%	1.74%
Class C (WFOCX)	12/01/1998	1.54	3.28	3.17	3.64	2.54	4.28	3.17	3.64	1.84%	1.74%
Administrator Class (WFLGX)	11/08/1999					2.97	5.25	4.17	4.66	0.93%	0.83%
Institutional Class (WFOAX)[7]	06/29/2004					3.24	5.61	4.49	4.87	0.66%	0.48%
Investor Class (WFCTX)[7]	01/31/2007					3.02	5.21	4.13	4.63	1.16%	0.89%
Dow Jones Target 2010 Index						3.48	6.25	5.04	6.79
Russell 3000 Index						13.24	4.45	1.77	4.81
Barclays U.S. Aggregate Bond Index						2.73	8.37	6.36	5.68

*	Returns for periods of less than one year are not annualized.
**	Class A shares are closed to new investors.
***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and assumes the reinvestment of dividends and capital gains. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds’ Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 29, 2012) (continued)

	Inception Date									Expense Ratios[8]
Target 2015 Fund							6 Months*	1 Year	Since Inception	Gross	Net[9]
Administrator Class (WFFFX)	06/29/2007						3.78	4.74	3.31	0.94%	0.84%
Institutional Class (WFSCX)	06/29/2007						3.91	5.06	3.57	0.67%	0.49%
Investor Class (WFQEX)	06/29/2007						3.74	4.67	3.28	1.17%	0.90%
Dow Jones Target 2015 Index							4.25	5.67	4.13
Russell 3000 Index							13.24	4.45	0.46
Barclays U.S. Aggregate Bond Index							2.73	8.37	6.95
	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[8]
Target 2020 Fund		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[9]
Class A (STTRX)**	03/01/1994	(1.21)	(2.00)	1.67	3.78	4.82	3.97	2.88	4.39	1.07%	1.01%
Class B (STPBX)***	03/01/1997	(0.64)	(1.89)	1.73	3.88	4.36	3.11	2.11	3.88	1.82%	1.76%
Class C (WFLAX)	12/01/1998	3.35	2.14	2.11	3.64	4.35	3.14	2.11	3.64	1.82%	1.76%
Administrator Class (WFLBX)	11/08/1999					4.85	4.17	3.13	4.67	0.91%	0.85%
Institutional Class (WFOBX)[7]	06/30/2004					5.03	4.47	3.42	4.89	0.64%	0.50%
Investor Class (WFDTX)[7]	01/31/2007					4.82	4.12	3.07	4.65	1.14%	0.91%
Dow Jones Target 2020 Index						5.31	5.03	3.87	7.15
Russell 3000 Index						13.24	4.45	1.77	4.81
Barclays U.S. Aggregate Bond Index						2.73	8.37	6.36	5.68
	Inception Date								Since Inception	Expense Ratios[8]
Target 2025 Fund							6 Months*	1 Year		Gross	Net[9]
Administrator Class (WFTRX)	06/29/2007						6.12	3.49	1.90	0.90%	0.85%
Institutional Class (WFTYX)	06/29/2007						6.22	3.77	2.14	0.63%	0.50%
Investor Class (WFGYX)	06/29/2007						5.98	3.32	1.84	1.13%	0.91%
Dow Jones Target 2025 Index							6.50	4.24	2.55
Russell 3000 Index							13.24	4.45	0.46
Barclays U.S. Aggregate Bond Index							2.73	8.37	6.95

*	Returns for periods of less than one year are not annualized.
**	Class A shares are closed to new investors.
***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.

Please see footnotes on page 18.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 29, 2012) (continued)

	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[8]
Target 2030 Fund		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[9]
Class A (STHRX)**	03/01/1994	0.84	(3.59)	0.92	3.86	7.01	2.27	2.12	4.48	1.08%	1.02%
Class B (SGPBX)***	03/01/1997	1.60	(3.57)	0.97	3.97	6.60	1.43	1.35	3.97	1.83%	1.77%
Class C (WFDMX)	12/01/1998	5.57	0.47	1.36	3.73	6.57	1.47	1.36	3.73	1.83%	1.77%
Administrator Class (WFLIX)	11/08/1999					7.09	2.41	2.36	4.76	0.92%	0.86%
Institutional Class (WFOOX)[7]	06/29/2004					7.30	2.78	2.65	4.97	0.65%	0.51%
Investor Class (WFETX)[7]	01/31/2007					7.07	2.36	2.30	4.72	1.15%	0.92%
Dow Jones Target 2030 Index						7.50	3.21	3.04	7.47
Russell 3000 Index						13.24	4.45	1.77	4.81
Barclays U.S. Aggregate Bond Index						2.73	8.37	6.36	5.68
	Inception Date								Since Inception	Expense Ratios[8]
Target 2035 Fund							6 Months*	1 Year		Gross	Net[9]
Administrator Class (WFQWX)	06/29/2007						7.84	1.55	0.81	0.95%	0.87%
Institutional Class (WFQRX)	06/29/2007						8.07	1.96	1.15	0.68%	0.52%
Investor Class (WFQTX)	06/29/2007						7.89	1.60	0.78	1.18%	0.93%
Dow Jones Target 2035 Index							8.31	2.33	1.38
Russell 3000 Index							13.24	4.45	0.46
Barclays U.S. Aggregate Bond Index							2.73	8.37	6.95
	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[8]
Target 2040 Fund		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[9]
Class A (STFRX)**	03/01/1994	2.08	(4.94)	0.50	3.99	8.33	0.85	1.69	4.61	1.10%	1.03%
Class B (SLPBX)***	03/01/1997	2.95	(4.88)	0.54	4.10	7.95	0.12	0.93	4.10	1.85%	1.78%
Class C (WFOFX)	07/01/1998	6.98	(0.86)	0.93	3.85	7.98	0.14	0.93	3.85	1.85%	1.78%
Administrator Class (WFLWX)	11/08/1999					8.42	1.00	1.93	4.89	0.94%	0.87%
Institutional Class (WFOSX)[7]	06/30/2004					8.69	1.37	2.23	5.11	0.67%	0.52%
Investor Class (WFFTX)[7]	01/31/2007					8.40	0.96	1.87	4.86	1.17%	0.93%
Dow Jones Target 2040 Index						8.87	1.75	2.55	7.52
Russell 3000 Index						13.24	4.45	1.77	4.81
Barclays U.S. Aggregate Bond Index						2.73	8.37	6.36	5.68

*	Returns for periods of less than one year are not annualized.
**	Class A shares are closed to new investors.
***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.

Please see footnotes on page 18.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 29, 2012) (continued)

	Inception Date			Since Inception	Expense Ratios[8]
Target 2045 Fund		6 Months*	1 Year		Gross	Net[9]
Administrator Class (WFQYX)	06/29/2007	8.72	0.85	0.74	0.97%	0.87%
Institutional Class (WFQPX)	06/29/2007	8.84	1.16	1.00	0.70%	0.52%
Investor Class (WFQSX)	06/29/2007	8.65	0.80	0.66	1.20%	0.93%
Dow Jones Target 2045 Index		9.12	1.53	1.16
Russell 3000 Index		13.24	4.45	0.46
Barclays U.S. Aggregate Bond Index		2.73	8.37	6.95
	Inception Date			Since Inception	Expense Ratios[8]
Target 2050 Fund		6 Months*	1 Year		Gross	Net[9]
Administrator Class (WFQDX)	06/29/2007	8.70	0.81	0.66	0.94%	0.87%
Institutional Class (WFQFX)	06/29/2007	8.89	1.11	0.96	0.67%	0.52%
Investor Class (WFQGX)	06/29/2007	8.63	0.75	0.61	1.17%	0.93%
Dow Jones Target 2050 Index		9.13	1.54	1.16
Russell 3000 Index		13.24	4.45	0.46
Barclays U.S. Aggregate Bond Index		2.73	8.37	6.95
	Inception Date			Since Inception*	Expense Ratios[8]
Target 2055 Fund		6 Months*			Gross	Net[9]
Administrator Class (WFLHX)	06/30/2011	8.76		0.60	1.00%	0.87%
Institutional Class (WFQUX)	06/30/2011	8.97		0.80	0.73%	0.52%
Investor Class (WFQHX)	06/30/2011	8.65		0.50	1.23%	0.93%
Dow Jones Target 2055 Index		9.13		0.54
Russell 3000 Index		13.24		6.05
Barclays U.S. Aggregate Bond Index		2.73		8.92

*	Returns for periods of less than one year are not annualized.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Fund seeks to approximate, before fees and expenses, will not meet an investor’s goals). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 18.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1 (continued)

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.	This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of Investments of each master portfolio which is also included in this report.

6.	Each chart compares the performance of the Investor Class shares for the last 10 years or for the life of the Fund with their respective Dow Jones Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The charts assume a hypothetical investment of $10,000 in Investor Class shares and reflect all operating expenses.

7.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

8.	Reflects the expense ratios as stated in the most recent prospectuses.

9.	The Adviser has committed through June 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Without this cap, the Fund’s returns would have been lower.

Fund Expenses (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,023.42	$4.83	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.82	0.96%
Class B
Actual	$1,000.00	$1,019.36	$8.59	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.57	1.71%
Class C
Actual	$1,000.00	$1,020.47	$8.59	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.57	1.71%
Administrator Class
Actual	$1,000.00	$1,024.84	$4.03	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%
Institutional Class
Actual	$1,000.00	$1,026.67	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26	0.45%
Investor Class
Actual	$1,000.00	$1,023.61	$4.33	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.32	0.86%

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund Expenses (Unaudited)

Target 2010 Fund	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,029.08	$4.99	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.97	0.99%
Class B
Actual	$1,000.00	$1,025.27	$8.76	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.72	1.74%
Class C
Actual	$1,000.00	$1,025.42	$8.76	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.72	1.74%
Administrator Class
Actual	$1,000.00	$1,029.70	$4.19	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17	0.83%
Institutional Class
Actual	$1,000.00	$1,032.42	$2.43	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,030.23	$4.49	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.47	0.89%
Target 2015 Fund
Administrator Class
Actual	$1,000.00	$1,037.82	$4.26	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22	0.84%
Institutional Class
Actual	$1,000.00	$1,039.15	$2.48	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.46	0.49%
Investor Class
Actual	$1,000.00	$1,037.41	$4.56	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Target 2020 Fund
Class A
Actual	$1,000.00	$1,048.21	$5.14	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.07	1.01%
Class B
Actual	$1,000.00	$1,043.64	$8.94	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.11	$8.82	1.76%
Class C
Actual	$1,000.00	$1,043.50	$8.94	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.11	$8.82	1.76%
Administrator Class
Actual	$1,000.00	$1,048.45	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Institutional Class
Actual	$1,000.00	$1,050.35	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,048.18	$4.63	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.57	0.91%

Fund Expenses (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2025 Fund	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,061.16	$4.36	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Institutional Class
Actual	$1,000.00	$1,062.25	$2.56	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,059.79	$4.66	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.57	0.91%
Target 2030 Fund
Class A
Actual	$1,000.00	$1,070.07	$5.25	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.12	1.02%
Class B
Actual	$1,000.00	$1,065.99	$9.09	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$8.87	1.77%
Class C
Actual	$1,000.00	$1,065.68	$9.09	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$8.87	1.77%
Administrator Class
Actual	$1,000.00	$1,070.90	$4.43	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.32	0.86%
Institutional Class
Actual	$1,000.00	$1,072.99	$2.63	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.56	0.51%
Investor Class
Actual	$1,000.00	$1,070.74	$4.74	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.62	0.92%
Target 2035 Fund
Administrator Class
Actual	$1,000.00	$1,078.36	$4.50	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37	0.87%
Institutional Class
Actual	$1,000.00	$1,080.69	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,078.93	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67	0.93%

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund Expenses (Unaudited)

Target 2040 Fund	Beginning Account Value 09-01-2011	Ending Account Value 02-29-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,083.33	$5.34	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.17	1.03%
Class B
Actual	$1,000.00	$1,079.53	$9.20	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.01	$8.92	1.78%
Class C
Actual	$1,000.00	$1,079.81	$9.20	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.01	$8.92	1.78%
Administrator Class
Actual	$1,000.00	$1,084.19	$4.51	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37	0.87%
Institutional Class
Actual	$1,000.00	$1,086.92	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,084.04	$4.82	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67	0.93%
Target 2045 Fund
Administrator Class
Actual	$1,000.00	$1,087.16	$4.51	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37	0.87%
Institutional Class
Actual	$1,000.00	$1,088.40	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,086.49	$4.82	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67	0.93%
Target 2050 Fund
Administrator Class
Actual	$1,000.00	$1,086.97	$4.51	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37	0.87%
Institutional Class
Actual	$1,000.00	$1,088.87	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,086.31	$4.82	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67	0.93%
Target 2055 Fund
Administrator Class
Actual	$1,000.00	$1,087.57	$4.52	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37	0.87%
Institutional Class
Actual	$1,000.00	$1,089.73	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,086.49	$4.82	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	23

TARGET TODAY FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.05%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$760,507,988
Wells Fargo Advantage Diversified Stock Portfolio	N/A	149,673,210
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	47,769,016

Total Affiliated Master Portfolios (Cost $904,876,786)		957,950,214

Total Investments in Securities
(Cost $904,876,786)*	100.05%	957,950,214
Other Assets and Liabilities, Net	(0.05)	(476,446)

Total Net Assets	100.00%	$957,473,768

TARGET 2010 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.10%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$634,742,214
Wells Fargo Advantage Diversified Stock Portfolio	N/A	191,662,290
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	34,225,870

Total Affiliated Master Portfolios (Cost $790,745,976)		860,630,374

Total Investments in Securities
(Cost $790,745,976)*	100.10%	860,630,374
Other Assets and Liabilities, Net	(0.10)	(895,934)

Total Net Assets	100.00%	$859,734,440

TARGET 2015 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.17%
Wells Fargo Advantage Diversified Fixed Income	N/A	$511,217,374
Wells Fargo Advantage Diversified Stock Portfolio	N/A	245,854,053
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	31,215,259

Total Affiliated Master Portfolios (Cost $734,210,211)		788,286,686

Total Investments in Securities
(Cost $734,210,211)*	100.17%	788,286,686
Other Assets and Liabilities, Net	(0.17)	(1,300,740)

Total Net Assets	100.00%	$786,985,946

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

TARGET 2020 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$1,157,266,869
Wells Fargo Advantage Diversified Stock Portfolio	N/A	988,953,139
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	87,913,872

Total Affiliated Master Portfolios (Cost $2,039,906,270)		2,234,133,880

Total Investments in Securities
(Cost $2,039,906,270)*	100.02%	2,234,133,880
Other Assets and Liabilities, Net	(0.02)	(513,749)

Total Net Assets	100.00%	$2,233,620,131

TARGET 2025 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.08%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$711,966,131
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,060,591,078
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	72,125,011

Total Affiliated Master Portfolios (Cost $1,674,253,295)		1,844,682,220

Total Investments in Securities
(Cost $1,674,253,295)*	100.08%	1,844,682,220
Other Assets and Liabilities, Net	(0.08)	(1,455,833)

Total Net Assets	100.00%	$1,843,226,387

TARGET 2030 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 99.96%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$505,087,048
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,338,653,888
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	74,555,177

Total Affiliated Master Portfolios (Cost $1,727,375,618)		1,918,296,113

Total Investments in Securities
(Cost $1,727,375,618)*	99.96%	1,918,296,113
Other Assets and Liabilities, Net	0.04	724,054

Total Net Assets	100.00%	$1,919,020,167

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	25

TARGET 2035 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.07%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$129,946,387
Wells Fargo Advantage Diversified Stock Portfolio	N/A	642,536,934
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	31,075,104

Total Affiliated Master Portfolios (Cost $721,453,126)		803,558,425

Total Investments in Securities
(Cost $721,453,126)*	100.07%	803,558,425
Other Assets and Liabilities, Net	(0.07)	(597,360)

Total Net Assets	100.00%	$802,961,065

TARGET 2040 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.07%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$117,306,749
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,110,725,555
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	49,223,940

Total Affiliated Master Portfolios (Cost $1,138,467,570)		1,277,256,244

Total Investments in Securities
(Cost $1,138,467,570)*	100.07%	1,277,256,244
Other Assets and Liabilities, Net	(0.07)	(899,129)

Total Net Assets	100.00%	$1,276,357,115

TARGET 2045 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.06%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$22,607,999
Wells Fargo Advantage Diversified Stock Portfolio	N/A	333,938,692
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	14,268,995

Total Affiliated Master Portfolios (Cost $331,359,657)		370,815,686

Total Investments in Securities
(Cost $331,359,657)*	100.06%	370,815,686
Other Assets and Liabilities, Net	(0.06)	(238,980)

Total Net Assets	100.00%	$370,576,706

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

TARGET 2050 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.12%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$46,102,141
Wells Fargo Advantage Diversified Stock Portfolio	N/A	695,086,575
Wells Fargo Advantage Short Term Investment Portfolio	N/A	29,660,592

Total Affiliated Master Portfolios (Cost $681,408,307)		770,849,308

Total Investments in Securities
(Cost $681,408,307)*	100.12%	770,849,308
Other Assets and Liabilities, Net	(0.12)	(941,983)

Total Net Assets	100.00%	$769,907,325

TARGET 2055 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 98.64%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$649,707
Wells Fargo Advantage Diversified Stock Portfolio	N/A	9,795,690
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	418,000

Total Affiliated Master Portfolios (Cost $10,005,245)		10,863,397

Total Investments in Securities
(Cost $10,005,245)*	98.64%	10,863,397
Other Assets and Liabilities, Net	1.36	150,320

Total Net Assets	100.00%	$11,013,717

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	27

	Target Today Fund	Target 2010 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$957,950,214	$860,630,374
Receivable for Fund shares sold	1,660,354	2,148,000
Prepaid expenses and other assets	46,627	21,993

Total assets	959,657,195	862,800,367

Liabilities
Payable for Fund shares redeemed	1,944,708	2,786,822
Advisory fee payable	28,155	47,276
Distribution fees payable	3,144	2,426
Due to other related parties	124,913	110,033
Shareholder report expenses payable	8,425	16,074
Professional fees payable	11,199	9,744
Accrued expenses and other liabilities	62,883	93,552

Total liabilities	2,183,427	3,065,927

Total net assets	$957,473,768	$859,734,440

NET ASSETS CONSIST OF
Paid-in capital	$902,013,053	$795,182,640
Undistributed net investment income	2,882,794	2,343,198
Accumulated net realized losses on investments	(495,507)	(7,675,796)
Net unrealized gains on investments	53,073,428	69,884,398

Total net assets	$957,473,768	$859,734,440

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$21,821,935	$39,691,095
Shares outstanding – Class A	2,009,093	2,992,874
Net asset value per share – Class A	$10.86	$13.26
Maximum offering price per share – Class A2	$11.52	$14.07
Net assets – Class B	$242,147	$747,625
Shares outstanding – Class B	21,580	55,931
Net asset value per share – Class B	$11.22	$13.37
Net assets – Class C	$5,099,766	$3,322,846
Shares outstanding – Class C	459,190	247,245
Net asset value per share – Class C	$11.11	$13.44
Net assets – Administrator Class	$121,886,212	$190,863,419
Shares outstanding – Administrator Class	11,011,919	14,260,061
Net asset value per share – Administrator Class	$11.07	$13.38
Net assets – Institutional Class	$700,644,522	$563,343,491
Shares outstanding – Institutional Class	63,195,782	42,081,211
Net asset value per share – Institutional Class	$11.09	$13.39
Net assets – Investor Class	$107,779,186	$61,765,964
Shares outstanding – Investor Class	9,751,852	4,624,074
Net asset value per share – Investor Class	$11.05	$13.36

Investments in affiliated Master Portfolios, at cost	$904,876,786	$790,745,976

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Assets and Liabilities—February 29, 2012

	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$788,286,686	$2,234,133,880
Receivable for Fund shares sold	1,140,424	3,868,381
Receivable from adviser	0	0
Prepaid expenses and other assets	31,943	37,373

Total assets	789,459,053	2,238,039,634

Liabilities
Payable for Fund shares redeemed	2,232,838	3,768,945
Advisory fee payable	41,614	186,163
Distribution fees payable	N/A	3,315
Due to other related parties	114,425	275,086
Shareholder report expenses payable	10,661	18,551
Professional fees payable	9,744	8,821
Accrued expenses and other liabilities	63,825	158,622

Total liabilities	2,473,107	4,419,503

Total net assets	$786,985,946	$2,233,620,131

NET ASSETS CONSIST OF
Paid-in capital	$729,692,550	$2,047,687,905
Undistributed net investment income	3,110,203	4,466,528
Accumulated net realized gains (losses) on investments	106,718	(12,761,912)
Net unrealized gains on investments	54,076,475	194,227,610

Total net assets	$786,985,946	$2,233,620,131

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	N/A	$74,955,346
Shares outstanding – Class A	N/A	5,261,029
Net asset value per share – Class A	N/A	$14.25
Maximum offering price per share – Class A2	N/A	$15.12
Net assets – Class B	N/A	$1,048,185
Shares outstanding – Class B	N/A	74,004
Net asset value per share – Class B	N/A	$14.16
Net assets – Class C	N/A	$4,599,632
Shares outstanding – Class C	N/A	323,826
Net asset value per share – Class C	N/A	$14.20
Net assets – Administrator Class	$84,758,687	$468,494,191
Shares outstanding – Administrator Class	8,393,295	32,447,314
Net asset value per share – Administrator Class	$10.10	$14.44
Net assets – Institutional Class	$536,453,252	$1,540,045,074
Shares outstanding – Institutional Class	53,734,396	106,419,551
Net asset value per share – Institutional Class	$9.98	$14.47
Net assets – Investor Class	$165,774,007	$144,477,703
Shares outstanding – Investor Class	16,396,722	10,013,454
Net asset value per share – Investor Class	$10.11	$14.43

Investments in affiliated Master Portfolios, at cost	$734,210,211	$2,039,906,270

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	29

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$1,844,682,220	$1,918,296,113	$803,558,425	$1,277,256,244	$370,815,686	$770,849,308	$10,863,397
2,596,952	3,591,460	1,180,061	2,148,696	920,038	975,243	206,485
0	0	0	0	0	0	4,607
20,978	62,641	43,362	91,530	48,922	34,174	23,015

1,847,300,150	1,921,950,214	804,781,848	1,279,496,470	371,784,646	771,858,725	11,097,504

3,594,265	2,365,226	1,544,141	2,722,863	1,069,450	1,747,700	62,519
110,927	166,634	50,496	125,943	25,376	61,376	0
N/A	2,329	N/A	2,990	N/A	N/A	N/A
248,936	234,160	129,731	161,283	60,420	85,221	1,075
11,808	13,252	10,245	16,800	8,825	10,723	6,441
10,962	11,364	10,148	11,272	8,439	8,569	10,674
96,865	137,082	76,022	98,204	35,430	37,811	3,078

4,073,763	2,930,047	1,820,783	3,139,355	1,207,940	1,951,400	83,787

$1,843,226,387	$1,919,020,167	$802,961,065	$1,276,357,115	$370,576,706	$769,907,325	$11,013,717

$1,661,921,953	$1,736,814,946	$722,382,695	$1,144,541,365	$333,620,054	$682,534,233	$10,225,239
2,819,893	2,105,094	763,612	588,573	288,543	457,879	26,311
8,055,616	(10,820,368)	(2,290,541)	(7,561,497)	(2,787,920)	(2,525,788)	(95,985)
170,428,925	190,920,495	82,105,299	138,788,674	39,456,029	89,441,001	858,152

$1,843,226,387	$1,919,020,167	$802,961,065	$1,276,357,115	$370,576,706	$769,907,325	$11,013,717

N/A	$60,086,769	N/A	$103,841,282	N/A	N/A	N/A
N/A	4,077,689	N/A	6,461,282	N/A	N/A	N/A
N/A	$14.74	N/A	$16.07	N/A	N/A	N/A
N/A	$15.64	N/A	$17.05	N/A	N/A	N/A
N/A	$872,363	N/A	$1,563,852	N/A	N/A	N/A
N/A	60,197	N/A	101,831	N/A	N/A	N/A
N/A	$14.49	N/A	$15.36	N/A	N/A	N/A
N/A	$3,119,751	N/A	$3,622,794	N/A	N/A	N/A
N/A	215,924	N/A	237,455	N/A	N/A	N/A
N/A	$14.45	NA	$15.26	N/A	N/A	N/A
$111,672,655	$395,066,797	$77,039,231	$256,377,832	$39,963,541	$89,983,880	$1,793,962
11,470,655	26,500,073	8,084,535	15,689,566	4,168,026	9,797,027	178,353
$9.74	$14.91	$9.53	$16.34	$9.59	$9.18	$10.06
$1,431,120,123	$1,335,729,147	$481,783,583	$846,499,177	$215,066,795	$651,308,325	$8,963,383
147,394,154	89,612,033	50,713,174	51,721,964	22,524,596	70,789,282	889,283
$9.71	$14.91	$9.50	$16.37	$9.55	$9.20	$10.08
$300,433,609	$124,145,340	$244,138,251	$64,452,178	$115,546,370	$28,615,120	$256,372
30,905,118	8,345,643	25,547,790	3,949,864	12,016,027	3,106,940	25,501
$9.72	$14.88	$9.56	$16.32	$9.62	$9.21	$10.05

$1,674,253,295	$1,727,375,618	$721,453,126	$1,138,467,570	$331,359,657	$681,408,307	$10,005,245

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Operations—Year Ended February 29, 2012

	Target Today Fund	Target 2010 Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$2,564,837	$3,635,507
Interest allocated from affiliated Master Portfolios**	20,399,379	18,012,091
Expenses allocated from affiliated Master Portfolios	(2,393,013)	(2,327,006)
Waivers allocated from affiliated Master Portfolios	193,072	207,985

Total investment income	20,764,275	19,528,577

Expenses
Advisory fee	2,104,049	2,007,806
Administration fees
Fund level	435,663	414,740
Class A	57,265	106,764
Class B	1,220	2,458
Class C	13,561	8,298
Administrator Class	103,277	196,399
Institutional Class	515,393	424,637
Investor Class	317,123	188,388
Shareholder servicing fees
Class A	55,062	101,398
Class B	1,173	2,364
Class C	13,040	7,979
Administrator Class	258,192	490,998
Investor Class	240,245	142,719
Distribution fees
Class B	3,520	7,091
Class C	39,118	23,938
Custody and accounting fees	33,436	31,195
Professional fees	21,576	14,363
Registration fees	90,373	91,874
Shareholder report expenses	30,082	4,369
Trustees’ fees and expenses	14,573	15,051
Other fees and expenses	26,856	24,764

Total expenses	4,374,797	4,307,593
Less: Fee waivers and/or expense reimbursements	(1,714,354)	(1,262,230)

Net expenses	2,660,443	3,045,363

Net investment income	18,103,832	16,483,214

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from securities transaction allocated from affiliated Master Portfolios	8,341,557	15,053,302
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	24,384,374	12,894,935

Net realized and unrealized gains (losses) on investments	32,725,931	27,948,237

Net increase in net assets resulting from operations	$50,829,763	$44,431,451

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$121,268	$174,562
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios of	$136,495	$119,780

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Year Ended February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	31

Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund

$4,148,728	$17,343,416	$18,862,008	$23,445,492	$10,620,828	$19,766,197	$5,332,853	$12,174,744
12,974,245	32,603,192	20,428,346	14,459,709	3,612,045	3,792,653	762,352	1,814,433
(1,933,739)	(5,992,629)	(5,071,329)	(5,259,228)	(2,106,490)	(3,617,444)	(959,120)	(2,187,345)
192,547	674,269	642,040	733,887	315,440	566,095	152,648	348,304

15,381,781	44,628,248	34,861,065	33,379,860	12,441,823	20,507,501	5,288,733	12,150,136

1,655,686	4,600,278	3,844,009	3,883,684	1,639,869	2,682,953	747,419	1,669,528

338,193	1,023,876	843,812	853,258	334,754	567,370	149,484	341,202
N/A	193,341	N/A	152,839	N/A	268,307	N/A	N/A
N/A	3,903	N/A	3,160	N/A	5,067	N/A	N/A
N/A	10,328	N/A	7,101	N/A	8,757	N/A	N/A
73,927	445,763	91,839	371,474	64,427	251,470	33,266	75,799
359,508	1,115,436	1,060,679	932,494	311,794	576,813	135,135	464,905
505,139	421,931	890,785	352,088	710,617	177,340	319,383	84,063

N/A	182,918	N/A	143,925	N/A	256,223	N/A	N/A
N/A	3,752	N/A	3,039	N/A	4,872	N/A	N/A
N/A	9,931	N/A	6,828	N/A	8,420	N/A	N/A
184,818	1,114,409	229,599	928,685	161,067	628,674	83,166	189,499
382,681	319,645	674,108	266,518	538,346	133,853	241,388	63,684

N/A	11,257	N/A	9,116	N/A	14,615	N/A	N/A
N/A	29,794	N/A	20,484	N/A	25,260	N/A	N/A
25,477	76,872	87,076	83,014	25,201	36,553	12,112	27,435
13,280	24,465	26,766	21,081	14,756	22,766	9,501	17,998
34,604	73,964	80,573	87,547	32,010	50,163	14,903	46,637
20,035	15,811	47,313	8,233	20,046	20,000	905	5,479
12,014	15,050	10,607	10,607	10,607	10,607	10,607	10,607
19,135	52,207	46,204	39,144	17,575	11,430	2,833	9,400

3,624,497	9,744,931	7,933,370	8,184,319	3,881,069	5,761,513	1,760,102	3,006,236
(1,165,098)	(2,291,614)	(2,496,240)	(1,919,975)	(1,077,937)	(1,218,559)	(498,746)	(926,992)

2,459,399	7,453,317	5,437,130	6,264,344	2,803,132	4,542,954	1,261,356	2,079,244

12,922,382	37,174,931	29,423,935	27,115,516	9,638,691	15,964,547	4,027,377	10,070,892

9,565,632	38,699,684	48,010,089	34,051,829	8,246,970	23,556,443	20,438	16,964,872
12,592,961	15,315,986	(12,306,697)	(9,847,187)	1,151,064	(20,260,995)	3,769,925	(14,861,405)

22,158,593	54,015,670	35,703,392	24,204,642	9,398,034	3,295,448	3,790,363	2,103,467

$35,080,975	$91,190,601	$65,127,327	$51,320,158	$19,036,725	$19,259,995	$7,817,740	$12,174,359

$196,973	$830,439	$905,120	$1,120,856	$502,442	$951,868	$253,415	$588,559
$87,003	$214,471	$132,684	$91,619	$22,156	$21,260	$3,895	$8,735

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Operations—Year Ended February 29, 2012[1]

Target 2055 Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$33,421
Interest allocated from affiliated Master Portfolio**	4,901
Expenses allocated from affiliated Master Portfolios	(6,688)
Waivers allocated from affiliated Master Portfolios	1,054

Total investment income	32,688

Expenses
Advisory fee	5,227
Administration fees
Fund level	1,045
Administrator Class	299
Institutional Class	1,374
Investor Class	246
Shareholder servicing fees
Administrator Class	748
Investor Class	186
Custody and accounting fees	1,052
Professional fees	14,138
Registration fees	31,738
Shareholder report expenses	4,529
Trustees’ fees and expenses	7,621
Other fees and expenses	7,054

Total expenses	75,257
Less: Fee waivers and/or expense reimbursements	(68,650)

Net expenses	6,607

Net investment income	26,081

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from securities transaction allocated from affiliated Master Portfolios	(95,617)
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	858,152

Net realized and unrealized gains (losses) on investments	762,535

Net increase in net assets resulting from operations	$788,616

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$1,064
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios of	$34

1.	For the eight months ended February 29, 2012. The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	33

	Target Today Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$18,103,832		$12,391,401
Net realized gains on investments		8,341,557		5,136,799
Net change in unrealized gains (losses) on investments		24,384,374		19,278,588

Net increase in net assets resulting from operations		50,829,763		36,806,788

Distributions to shareholders from
Net investment income
Class A		(441,335)		(505,163)
Class B		(4,159)		(16,176)
Class C		(64,594)		(77,210)
Administrator Class		(2,169,932)		(1,476,753)
Institutional Class		(15,982,869)		(10,345,328)
Investor Class		(2,025,777)		(1,592,771)
Net realized gains
Class A		(104,048)		0
Class B		(1,566)		0
Class C		(20,300)		0
Administrator Class		(576,823)		0
Institutional Class		(3,244,184)		0
Investor Class		(491,552)		0

Total distributions to shareholders		(25,127,139)		(14,013,401)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	168,406	1,795,452	231,295	2,372,320
Class B	2,245	24,943	59	612
Class C	45,022	493,549	53,728	570,181
Administrator Class	7,057,884	76,983,266	2,967,046	31,277,203
Institutional Class	24,106,220	262,973,342	41,830,699	446,300,423
Investor Class	3,935,267	42,864,180	6,494,843	67,777,214

		385,134,732		548,297,953

Reinvestment of distributions
Class A	49,084	521,304	46,682	476,634
Class B	478	5,247	1,354	14,178
Class C	6,518	70,790	6,248	65,285
Administrator Class	252,838	2,732,704	140,680	1,468,702
Institutional Class	1,771,367	19,181,020	979,161	10,226,417
Investor Class	231,752	2,503,548	152,607	1,590,443

		25,014,613		13,841,659

Payment for shares redeemed
Class A	(374,359)	(3,998,157)	(318,084)	(3,284,777)
Class B	(60,772)	(665,251)	(130,789)	(1,368,081)
Class C	(112,210)	(1,222,396)	(76,586)	(802,787)
Administrator Class	(3,480,359)	(37,943,656)	(2,186,349)	(23,080,964)
Institutional Class	(16,593,030)	(181,239,502)	(13,746,232)	(144,646,692)
Investor Class	(2,497,613)	(27,176,832)	(2,422,028)	(25,383,853)

		(252,245,794)		(198,567,154)

Net increase in net assets resulting from capital share transactions		157,903,551		363,572,458

Total increase in net assets		183,606,175		386,365,845

Net assets
Beginning of period		773,867,593		387,501,748

End of period		$957,473,768		$773,867,593

Undistributed net investment income		$2,882,794		$2,385,762

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2010 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$16,483,214		$13,909,149
Net realized gains on investments		15,053,302		4,312,870
Net change in unrealized gains (losses) on investments		12,894,935		43,600,079

Net increase in net assets resulting from operations		44,431,451		61,822,098

Distributions to shareholders from
Net investment income
Class A		(749,683)		(938,626)
Class B		(7,890)		(25,919)
Class C		(34,986)		(41,890)
Administrator Class		(3,902,589)		(4,332,247)
Institutional Class		(12,535,694)		(11,143,667)
Investor Class		(1,101,774)		(853,604)

Total distributions to shareholders		(18,332,616)		(17,335,953)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	280,753	3,633,637	312,882	3,907,000
Class B	17,300	225,174	6,891	86,332
Class C	53,291	701,285	77,346	992,587
Administrator Class	4,708,663	61,663,211	3,643,612	45,817,065
Institutional Class	18,322,991	239,627,102	12,893,181	162,016,304
Investor Class	1,306,415	17,057,568	2,855,715	36,127,847

		322,907,977		248,947,135

Reinvestment of distributions
Class A	55,380	711,007	73,126	900,833
Class B	541	6,994	1,981	24,531
Class C	2,538	33,021	3,223	40,362
Administrator Class	301,246	3,902,521	348,549	4,332,132
Institutional Class	962,393	12,460,453	885,073	11,006,722
Investor Class	84,570	1,093,167	67,675	843,787

		18,207,163		17,148,367

Payment for shares redeemed
Class A	(657,988)	(8,540,611)	(586,996)	(7,278,777)
Class B	(81,141)	(1,052,552)	(114,181)	(1,415,565)
Class C	(47,676)	(623,957)	(53,072)	(678,854)
Administrator Class	(5,545,086)	(72,609,821)	(3,386,325)	(42,602,877)
Institutional Class	(12,306,521)	(161,054,673)	(8,260,894)	(103,941,432)
Investor Class	(910,036)	(11,906,175)	(851,034)	(10,712,822)

		(255,787,789)		(166,630,327)

Net increase in net assets resulting from capital share transactions		85,327,351		99,465,175

Total increase in net assets		111,426,186		143,951,320

Net assets
Beginning of period		748,308,254		604,356,934

End of period		$859,734,440		$748,308,254

Undistributed net investment income		$2,343,198		$1,541,245

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	35

	Target 2015 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$12,922,382		$9,130,733
Net realized gains on investments		9,565,632		5,756,869
Net change in unrealized gains (losses) on investments		12,592,961		36,099,680

Net increase in net assets resulting from operations		35,080,975		50,987,282

Distributions to shareholders from
Net investment income
Administrator Class		(1,259,319)		(1,025,725)
Institutional Class		(9,219,251)		(7,372,315)
Investor Class		(2,530,897)		(2,083,582)
Net realized gains
Administrator Class		(873,622)		(283,693)
Institutional Class		(5,124,567)		(1,861,409)
Investor Class		(1,675,940)		(713,986)

Total distributions to shareholders		(20,683,596)		(13,340,710)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	4,158,920	41,140,441	2,729,008	25,982,939
Institutional Class	25,474,990	249,645,896	21,434,957	202,235,137
Investor Class	4,599,362	45,636,076	12,436,633	117,088,727

		336,422,413		345,306,803

Reinvestment of distributions
Administrator Class	218,572	2,127,967	137,643	1,305,285
Institutional Class	1,475,197	14,201,227	959,199	9,002,032
Investor Class	430,496	4,198,009	292,618	2,793,381

		20,527,203		13,100,698

Payment for shares redeemed
Administrator Class	(2,155,246)	(21,400,770)	(1,307,324)	(12,352,760)
Institutional Class	(12,673,556)	(124,251,499)	(8,995,149)	(84,806,567)
Investor Class	(2,991,375)	(29,703,618)	(3,066,879)	(28,901,313)

		(175,355,887)		(126,060,640)

Net increase in net assets resulting from capital share transactions		181,593,729		232,346,861

Total increase in net assets		195,991,108		269,993,433

Net assets
Beginning of period		590,994,838		321,001,405

End of period		$786,985,946		$590,994,838

Undistributed net investment income		$3,110,203		$1,314,593

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2020 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$37,174,931		$28,504,552
Net realized gains on investments		38,699,684		20,048,620
Net change in unrealized gains (losses) on investments		15,315,986		158,000,635

Net increase in net assets resulting from operations		91,190,601		206,553,807

Distributions to shareholders from
Net investment income
Class A		(1,191,172)		(1,303,312)
Class B		(7,738)		(28,860)
Class C		(37,169)		(33,439)
Administrator Class		(7,776,737)		(7,477,970)
Institutional Class		(29,700,520)		(22,799,250)
Investor Class		(2,184,199)		(1,570,737)
Net realized gains
Class A		(183,633)		0
Class B		(2,784)		0
Class C		(9,530)		0
Administrator Class		(1,157,006)		0
Institutional Class		(3,724,974)		0
Investor Class		(343,302)		0

Total distributions to shareholders		(46,318,764)		(33,213,568)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	631,870	8,829,853	433,313	5,706,254
Class B	2,115	29,728	3,345	43,229
Class C	102,609	1,403,302	110,834	1,475,470
Administrator Class	10,928,563	153,132,354	8,973,513	120,106,915
Institutional Class	36,774,730	519,301,696	32,721,160	439,221,646
Investor Class	3,144,337	43,997,341	5,662,123	75,453,186

		726,694,274		642,006,700

Reinvestment of distributions
Class A	97,188	1,316,845	97,206	1,259,969
Class B	714	9,568	2,145	27,687
Class C	2,878	38,879	2,079	27,036
Administrator Class	650,425	8,931,789	568,966	7,477,250
Institutional Class	2,412,837	33,191,509	1,707,995	22,516,646
Investor Class	183,756	2,520,636	118,581	1,566,450

		46,009,226		32,875,038

Payment for shares redeemed
Class A	(1,037,096)	(14,293,065)	(756,950)	(9,882,886)
Class B	(104,146)	(1,436,578)	(235,612)	(3,051,427)
Class C	(63,273)	(871,300)	(51,380)	(667,129)
Administrator Class	(10,171,608)	(142,872,859)	(5,435,204)	(73,080,093)
Institutional Class	(20,894,664)	(292,952,998)	(10,914,913)	(146,178,604)
Investor Class	(1,748,805)	(24,522,722)	(1,563,340)	(20,894,713)

		(476,949,522)		(253,754,852)

Net increase in net assets resulting from capital share transactions		295,753,978		421,126,886

Total increase in net assets		340,625,815		594,467,125

Net assets
Beginning of period		1,892,994,316		1,298,527,191

End of period		$2,233,620,131		$1,892,994,316

Undistributed net investment income		$4,466,528		$3,616,040

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target 2025 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$29,423,935		$24,013,931
Net realized gains on investments		48,010,089		29,256,044
Net change in unrealized gains (losses) on investments		(12,306,697)		164,090,721

Net increase in net assets resulting from operations		65,127,327		217,360,696

Distributions to shareholders from
Net investment income
Administrator Class		(1,438,716)		(868,027)
Institutional Class		(25,612,058)		(24,267,941)
Investor Class		(4,071,328)		(3,028,826)
Net realized gains
Administrator Class		(2,443,165)		(781,016)
Institutional Class		(32,907,519)		(15,858,121)
Investor Class		(6,747,046)		(3,075,426)

Total distributions to shareholders		(73,219,832)		(47,879,357)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	6,405,861	61,633,506	3,534,413	32,546,040
Institutional Class	34,405,149	330,935,765	31,044,792	285,592,324
Investor Class	8,333,284	79,658,298	21,516,380	193,897,529

		472,227,569		512,035,893

Reinvestment of distributions
Administrator Class	423,018	3,881,881	177,898	1,649,043
Institutional Class	6,351,544	58,229,396	4,264,472	39,236,433
Investor Class	1,177,391	10,792,589	655,766	6,093,121

		72,903,866		46,978,597

Payment for shares redeemed
Administrator Class	(2,449,180)	(23,720,760)	(1,121,732)	(10,071,825)
Institutional Class	(25,183,744)	(240,890,064)	(25,339,094)	(231,549,011)
Investor Class	(4,786,211)	(45,849,039)	(4,086,057)	(37,080,702)

		(310,459,863)		(278,701,538)

Net increase in net assets resulting from capital share transactions		234,671,572		280,312,952

Total increase in net assets		226,579,067		449,794,291

Net assets
Beginning of period		1,616,647,320		1,166,853,029

End of period		$1,843,226,387		$1,616,647,320

Undistributed net investment income		$2,819,893		$1,826,946

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2030 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$27,115,516		$18,911,793
Net realized gains on investments		34,051,829		28,237,941
Net change in unrealized gains (losses) on investments		(9,847,187)		179,566,913

Net increase in net assets resulting from operations		51,320,158		226,716,647

Distributions to shareholders from
Net investment income
Class A		(772,673)		(783,942)
Class B		(4,327)		(14,949)
Class C		(26,667)		(13,216)
Administrator Class		(5,246,485)		(4,461,904)
Institutional Class		(20,783,811)		(15,091,473)
Investor Class		(1,460,166)		(1,009,551)
Net realized gains
Class A		(750,613)		0
Class B		(11,291)		0
Class C		(31,621)		0
Administrator Class		(4,884,346)		0
Institutional Class		(16,233,953)		0
Investor Class		(1,489,261)		0

Total distributions to shareholders		(51,695,214)		(21,375,035)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	485,942	7,057,216	348,291	4,745,541
Class B	4,456	61,365	4,302	57,638
Class C	57,591	820,045	52,733	726,119
Administrator Class	9,685,806	140,322,433	8,909,938	122,692,855
Institutional Class	33,363,352	486,113,377	27,067,968	371,510,925
Investor Class	2,858,201	41,223,052	4,122,030	56,496,256

		675,597,488		556,229,334

Reinvestment of distributions
Class A	106,044	1,454,839	57,125	758,908
Class B	1,090	14,627	1,155	14,897
Class C	3,326	44,636	719	9,434
Administrator Class	729,253	10,130,072	331,149	4,461,640
Institutional Class	2,640,535	36,665,586	1,106,104	14,918,251
Investor Class	212,158	2,937,640	74,543	1,007,603

		51,247,400		21,170,733

Payment for shares redeemed
Class A	(715,433)	(10,355,181)	(609,252)	(8,077,282)
Class B	(80,331)	(1,134,786)	(126,050)	(1,673,849)
Class C	(13,965)	(194,454)	(18,974)	(260,982)
Administrator Class	(8,876,276)	(128,685,126)	(4,171,484)	(57,639,631)
Institutional Class	(16,386,961)	(235,278,754)	(8,171,401)	(111,730,214)
Investor Class	(1,363,828)	(19,737,382)	(1,234,329)	(16,903,066)

		(395,385,683)		(196,285,024)

Net increase in net assets resulting from capital share transactions		331,459,205		381,115,043

Total increase in net assets		331,084,149		586,456,655

Net assets
Beginning of period		1,587,936,018		1,001,479,363

End of period		$1,919,020,167		$1,587,936,018

Undistributed net investment income		$2,105,094		$1,529,091

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2035 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$9,638,691		$5,681,801
Net realized gains on investments		8,246,970		8,397,632
Net change in unrealized gains (losses) on investments		1,151,064		72,353,286

Net increase in net assets resulting from operations		19,036,725		86,432,719

Distributions to shareholders from
Net investment income
Administrator Class		(750,692)		(540,804)
Institutional Class		(5,781,114)		(4,346,853)
Investor Class		(2,433,324)		(2,076,888)
Net realized gains
Administrator Class		(1,031,832)		(634,579)
Institutional Class		(6,258,998)		(4,113,552)
Investor Class		(3,315,052)		(2,662,669)

Total distributions to shareholders		(19,571,012)		(14,375,345)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	4,970,249	46,433,738	2,634,656	23,204,528
Institutional Class	23,050,944	213,557,274	18,887,180	166,499,266
Investor Class	7,187,781	66,379,605	16,348,296	140,804,952

		326,370,617		330,508,746

Reinvestment of distributions
Administrator Class	203,344	1,782,524	130,914	1,175,383
Institutional Class	1,361,889	11,893,990	942,479	8,416,466
Investor Class	652,519	5,739,759	523,505	4,730,960

		19,416,273		14,322,809

Payment for shares redeemed
Administrator Class	(2,295,179)	(21,785,589)	(717,695)	(6,143,114)
Institutional Class	(8,919,127)	(82,073,140)	(5,398,146)	(47,307,051)
Investor Class	(3,417,772)	(31,600,228)	(3,101,091)	(27,004,603)

		(135,458,957)		(80,454,768)

Net increase in net assets resulting from capital share transactions		210,327,933		264,376,787

Total increase in net assets		209,793,646		336,434,161

Net assets
Beginning of period		593,167,419		256,733,258

End of period		$802,961,065		$593,167,419

Undistributed (overdistributed) net investment income		$763,612		$(415,483)

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2040 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$15,964,547		$10,715,030
Net realized gains on investments		23,556,443		22,524,775
Net change in unrealized gains (losses) on investments		(20,260,995)		144,567,425

Net increase in net assets resulting from operations		19,259,995		177,807,230

Distributions to shareholders from
Net investment income
Class A		(1,102,225)		(1,172,196)
Class B		(6,776)		(11,939)
Class C		(22,294)		(13,026)
Administrator Class		(2,941,627)		(2,755,284)
Institutional Class		(11,077,151)		(7,835,031)
Investor Class		(609,439)		(390,675)
Net realized gains
Class A		(1,674,412)		0
Class B		(26,426)		0
Class C		(55,987)		0
Administrator Class		(3,924,109)		0
Institutional Class		(12,787,455)		0
Investor Class		(962,543)		0

Total distributions to shareholders		(35,190,444)		(12,178,151)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	385,565	6,150,436	317,107	4,671,555
Class B	1,770	27,341	5,303	78,693
Class C	72,352	1,091,671	61,840	895,072
Administrator Class	6,594,449	104,747,908	5,219,817	78,189,907
Institutional Class	21,402,909	340,971,459	16,392,351	247,428,145
Investor Class	1,494,557	23,650,060	1,886,707	28,213,256

		476,638,875		359,476,628

Reinvestment of distributions
Class A	183,673	2,704,479	79,741	1,138,209
Class B	2,158	30,135	850	11,604
Class C	4,938	68,820	888	12,217
Administrator Class	457,843	6,865,179	189,596	2,755,210
Institutional Class	1,579,969	23,701,715	533,069	7,774,522
Investor Class	105,078	1,569,513	26,662	390,114

		34,939,841		12,081,876

Payment for shares redeemed
Class A	(1,028,279)	(16,153,396)	(850,942)	(12,510,243)
Class B	(84,812)	(1,286,454)	(121,761)	(1,695,326)
Class C	(34,593)	(493,456)	(39,883)	(583,622)
Administrator Class	(6,992,963)	(110,429,417)	(2,580,961)	(38,988,102)
Institutional Class	(10,482,716)	(165,305,790)	(5,011,789)	(74,677,204)
Investor Class	(587,489)	(9,252,261)	(493,482)	(7,297,326)

		(302,920,774)		(135,751,823)

Net increase in net assets resulting from capital share transactions		208,657,942		235,806,681

Total increase in net assets		192,727,493		401,435,760

Net assets
Beginning of period		1,083,629,622		682,193,862

End of period		$1,276,357,115		$1,083,629,622

Undistributed net investment income		$588,573		$93,945

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2045 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$4,027,377		$2,002,618
Net realized gains on investments		20,438		2,560,859
Net change in unrealized gains (losses) on investments		3,769,925		32,292,839

Net increase in net assets resulting from operations		7,817,740		36,856,316

Distributions to shareholders from
Net investment income
Administrator Class		(334,860)		(387,108)
Institutional Class		(2,238,426)		(1,996,836)
Investor Class		(952,893)		(1,053,652)
Net realized gains
Administrator Class		(172,327)		(292,080)
Institutional Class		(917,408)		(1,378,001)
Investor Class		(498,858)		(901,751)

Total distributions to shareholders		(5,114,772)		(6,009,428)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,311,584	21,505,695	1,395,054	12,102,536
Institutional Class	12,521,284	114,806,260	10,496,261	92,169,915
Investor Class	4,874,575	45,030,944	8,461,747	72,510,610

		181,342,899		176,783,061

Reinvestment of distributions
Administrator Class	58,104	507,143	75,609	679,144
Institutional Class	361,910	3,140,564	375,659	3,357,224
Investor Class	165,575	1,451,257	215,837	1,955,286

		5,098,964		5,991,654

Payment for shares redeemed
Administrator Class	(1,068,069)	(10,147,921)	(445,895)	(3,823,792)
Institutional Class	(5,108,831)	(46,290,482)	(2,530,805)	(22,031,376)
Investor Class	(1,782,836)	(16,578,656)	(1,435,887)	(12,394,423)

		(73,017,059)		(38,249,591)

Net increase in net assets resulting from capital share transactions		113,424,804		144,525,124

Total increase in net assets		116,127,772		175,372,012

Net assets
Beginning of period		254,448,934		79,076,922

End of period		$370,576,706		$254,448,934

Undistributed (overdistributed) net investment income		$288,543		$(246,597)

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2050 Fund
	Year Ended February 29, 2012		Year Ended February 28, 2011

Operations
Net investment income		$10,070,892		$7,241,102
Net realized gains on investments		16,964,872		16,638,381
Net change in unrealized gains (losses) on investments		(14,861,405)		88,770,609

Net increase in net assets resulting from operations		12,174,359		112,650,092

Distributions to shareholders from
Net investment income
Administrator Class		(784,638)		(937,920)
Institutional Class		(7,793,105)		(9,090,518)
Investor Class		(255,238)		(325,963)
Net realized gains
Administrator Class		(2,209,078)		(1,768,714)
Institutional Class		(16,622,909)		(14,394,930)
Investor Class		(721,604)		(663,707)

Total distributions to shareholders		(28,386,572)		(27,181,752)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	5,831,652	52,243,078	3,666,392	32,069,119
Institutional Class	26,532,137	238,408,872	20,687,175	181,405,930
Investor Class	1,089,520	9,835,817	893,418	7,720,708

		300,487,767		221,195,757

Reinvestment of distributions
Administrator Class	357,859	2,993,632	304,636	2,706,543
Institutional Class	2,897,951	24,322,029	2,616,871	23,192,089
Investor Class	115,833	971,812	111,086	988,371

		28,287,473		26,887,003

Payment for shares redeemed
Administrator Class	(3,719,855)	(33,304,448)	(1,317,894)	(11,731,542)
Institutional Class	(17,696,508)	(157,973,765)	(12,374,213)	(107,132,182)
Investor Class	(703,054)	(6,386,504)	(787,620)	(6,809,119)

		(197,664,717)		(125,672,843)

Net increase in net assets resulting from capital share transactions		131,110,523		122,409,917

Total increase in net assets		114,898,310		207,878,257

Net assets
Beginning of period		655,009,015		447,130,758

End of period		$769,907,325		$655,009,015

Undistributed (overdistributed) net investment income		$457,879		$(846,093)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2055 Fund
	Period Ended February 29, 2012[1]

Operations
Net investment income		$26,081
Net realized losses on investments		(95,617)
Net change in unrealized gains (losses) on investments		858,152

Net increase in net assets resulting from operations		788,616

Capital share transactions	Shares
Proceeds from shares sold
Administrator Class	194,786	1,768,579
Institutional Class	1,009,100	9,505,271
Investor Class	41,455	396,905

		11,670,755

Payment for shares redeemed
Administrator Class	(16,433)	(160,556)
Institutional Class	(119,817)	(1,132,852)
Investor Class	(15,954)	(152,246)

		(1,445,654)

Net increase in net assets resulting from capital share transactions		10,225,101

Total increase in net assets		11,013,717

Net assets
Beginning of period		0

End of period		$11,013,717

Undistributed net investment income		$26,311

1.	For the eight months ended February 29, 2012. The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income¹		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target Today Fund
Class A
March 1, 2011 to February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
March 1, 2010 to February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[4]	(1.15)	(0.29)	(0.06)
March 1, 2007 to February 29, 2008	$10.07	0.35	[4]	0.15	(0.36)	(0.11)
Class B
March 1, 2011 to February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
March 1, 2010 to February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[4]	(1.17)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.29	0.28	[4]	0.15	(0.28)	(0.11)
Class C
March 1, 2011 to February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
March 1, 2010 to February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[4]	(1.18)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.28	[4]	0.15	(0.28)	(0.11)
Administrator Class
March 1, 2011 to February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[4]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.25	0.38	[4]	0.16	(0.39)	(0.11)
Institutional Class
March 1, 2011 to February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
March 1, 2010 to February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[4]	(1.18)	(0.34)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.41	[4]	0.14	(0.41)	(0.11)
Investor Class
March 1, 2011 to February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[4]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.37	[4]	0.15	(0.39)	(0.11)

Target 2010 Fund
Class A
March 1, 2011 to February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00
March 1, 2010 to February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[4]	1.93	(0.29)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.71	0.31	[4]	(2.42)	(0.35)	(0.10)
March 1, 2007 to February 29, 2008	$12.68	0.38	[4]	0.20	(0.39)	(0.16)
Class B
March 1, 2011 to February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00
March 1, 2010 to February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[4]	1.93	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.73	0.22	[4]	(2.42)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.70	0.29	[4]	0.18	(0.28)	(0.16)

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	45

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income¹	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151
$10.10	3.49%	1.25%	1.15%	5.06%	51%	$30,416

$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563
$10.33	2.74%	2.00%	1.90%	4.21%	51%	$8,411

$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741
$10.30	2.74%	1.99%	1.90%	4.25%	51%	$6,877

$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072
$10.29	3.71%	1.08%	0.85%	5.39%	51%	$48,453

$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391
$10.29	3.96%	0.81%	0.62%	5.52%	51%	$50,105

$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397
$10.28	3.58%	1.40%	0.91%	5.21%	51%	$2,719

$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175
$12.71	2.99%	1.25%	1.18%	4.67%	61%	$60,969

$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269
$12.73	2.25%	2.00%	1.93%	3.81%	61%	$9,715

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income¹		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2010 Fund (continued)
Class C
March 1, 2011 to February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00
March 1, 2010 to February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[4]	1.96	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.85	0.22	[4]	(2.45)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.82	0.29	[4]	0.19	(0.29)	(0.16)
Administrator Class
March 1, 2011 to February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[4]	1.95	(0.32)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.82	0.34	[4]	(2.44)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.79	0.42	[4]	0.20	(0.43)	(0.16)
Institutional Class
March 1, 2011 to February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[4]	1.95	(0.35)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.81	0.37	[4]	(2.43)	(0.41)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.44	[4]	0.21	(0.46)	(0.16)
Investor Class
March 1, 2011 to February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00
March 1, 2010 to February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[4]	1.94	(0.31)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.80	0.33	[4]	(2.43)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.40	[4]	0.21	(0.43)	(0.16)

Target 2015 Fund
Administrator Class
March 1, 2011 to February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[4]	(2.37)	(0.30)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.20	[4]	(0.11)	(0.05)	0.00
Institutional Class
March 1, 2011 to February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[4]	(2.33)	(0.31)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.19	[4]	(0.10)	(0.17)	0.00
Investor Class
March 1, 2011 to February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
March 1, 2010 to February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[4]	(2.34)	(0.29)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.19	[4]	(0.10)	(0.06)	0.00

Target 2020 Fund
Class A
March 1, 2011 to February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.26	[4]	(4.04)	(0.27)	(0.15)
March 1, 2007 to February 29, 2008	$14.22	0.33	[4]	(0.08)	(0.32)	(0.37)

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	47

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income¹	Gross Expenses[1]	Net Expenses[1]

0.00	$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
0.00	$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
0.00	$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
0.00	$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464
0.00	$12.85	2.23%	2.00%	1.93%	3.81%	61%	$3,609

0.00	$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
0.00	$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
0.00	$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
0.00	$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425
0.00	$12.82	3.26%	1.07%	0.88%	4.95%	61%	$138,418

0.00	$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
0.00	$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
0.00	$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
0.00	$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731
0.00	$12.81	3.45%	0.81%	0.65%	5.18%	61%	$206,461

0.00	$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
0.00	$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
0.00	$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
0.00	$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265
0.00	$12.80	3.10%	1.39%	0.94%	4.89%	61%	$4,856

0.00	$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138
0.00	$10.04	2.90%	3.58%	0.56%	0.88%	54%	$9,354

0.00	$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002
0.00	$9.92	2.91%	3.71%	0.53%	0.92%	54%	$10,088

0.00	$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959
0.00	$10.03	2.85%	3.79%	0.60%	0.85%	54%	$2,249

0.00	$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
0.00	$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
0.00	$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
0.00	$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671
0.00	$13.78	2.17%	1.27%	1.20%	1.60%	48%	$124,555

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income¹		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2020 Fund (continued)
Class B
March 1, 2011 to February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
March 1, 2010 to February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.66	0.17	[4]	(4.01)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.09	0.20	[4]	(0.06)	(0.20)	(0.37)
Class C
March 1, 2011 to February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.17	[4]	(4.05)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.21	0.21	[4]	(0.06)	(0.21)	(0.37)
Administrator Class
March 1, 2011 to February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.30	[4]	(4.09)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.39	0.36	[4]	(0.06)	(0.36)	(0.37)
Institutional Class
March 1, 2011 to February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.98	0.32	[4]	(4.08)	(0.34)	(0.15)
March 1, 2007 to February 29, 2008	$14.41	0.39	[4]	(0.06)	(0.39)	(0.37)
Investor Class
March 1, 2011 to February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.29	[4]	(4.08)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.40	0.33	[4]	(0.03)	(0.37)	(0.37)

Target 2025 Fund
Administrator Class
March 1, 2011 to February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)
March 1, 2010 to February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.53	0.20	[4]	(3.29)	(0.19)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.57)	(0.04)	0.00
Institutional Class
March 1, 2011 to February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)
March 1, 2009 to February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.49	0.20	[4]	(3.26)	(0.19)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.55)	(0.10)	0.00
Investor Class
March 1, 2011 to February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)	(0.23)
March 1, 2010 to February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.51	0.18	[4]	(3.26)	(0.18)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.57)	(0.06)	0.00

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	49

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income¹	Gross Expenses[1]	Net Expenses[1]

$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495
$13.66	1.43%	2.02%	1.95%	0.87%	48%	$11,516

$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840
$13.78	1.42%	2.02%	1.95%	0.90%	48%	$3,318

$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606
$13.96	2.44%	1.09%	0.90%	1.96%	48%	$234,169

$14.47	1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090
$13.98	2.63%	0.82%	0.67%	2.18%	48%	$367,360

$14.43	1.54%	1.13%	0.91%	4.12%	39%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254
$13.96	2.27%	1.41%	0.96%	1.91%	48%	$12,140

$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410
$9.53	2.13%	3.68%	0.51%	(4.30)%	42%	$7,206

$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335
$9.49	2.09%	3.41%	0.47%	(4.16)%	42%	$17,248

$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564
$9.51	2.19%	4.33%	0.52%	(4.29)%	42%	$2,432

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income¹		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2030 Fund
Class A
March 1, 2011 to February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
March 1, 2010 to February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.36	0.21	[4]	(5.55)	(0.20)	(0.17)
March 1, 2007 to February 29, 2008	$15.16	0.24	[4]	(0.32)	(0.23)	(0.49)
Class B
March 1, 2011 to February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
March 1, 2010 to February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.09	0.11	[4]	(5.44)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.88	0.12	[4]	(0.31)	(0.11)	(0.49)
Class C
March 1, 2011 to February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
March 1, 2010 to February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.11	0.11	[4]	(5.45)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.91	0.12	[4]	(0.32)	(0.11)	(0.49)
Administrator Class
March 1, 2011 to February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.24	[4]	(5.59)	(0.24)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.28	[4]	(0.32)	(0.28)	(0.49)
Institutional Class
March 1, 2011 to February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.51	0.26	[4]	(5.58)	(0.27)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.31	[4]	(0.31)	(0.31)	(0.49)
Investor Class
March 1, 2011 to February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
March 1, 2010 to February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.22	[4]	(5.58)	(0.23)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.25	[4]	(0.29)	(0.28)	(0.49)

Target 2035 Fund
Administrator Class
March 1, 2011 to February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)	(0.14)
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.14	[4]	(3.84)	(0.14)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.85)	(0.01)	0.00
Institutional Class
March 1, 2011 to February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)	(0.14)
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)
March 1, 2009 to February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)	0.00
March 1, 2008 to February 28, 2009	$9.15	0.14	[4]	(3.80)	(0.13)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.84)	(0.11)	0.00

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	51

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income¹	Gross Expenses[1]	Net Expenses[1]

$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556
$14.36	1.53%	1.29%	1.21%	(0.77)%	36%	$95,985

$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233
$14.09	0.79%	2.04%	1.96%	(1.50)%	36%	$7,358

$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261
$14.11	0.77%	2.04%	1.96%	(1.53)%	36%	$2,385

$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363
$14.50	1.79%	1.11%	0.91%	(0.53)%	36%	$162,897

$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829
$14.51	1.97%	0.85%	0.68%	(0.24)%	36%	$263,663

$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400
$14.50	1.62%	1.43%	0.97%	(0.52)%	36%	$9,799

$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101
$9.24	1.58%	5.39%	0.53%	(7.52)%	33%	$3,524

$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279
$9.15	1.52%	5.64%	0.49%	(7.48)%	33%	$8,983

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income¹		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2035 Fund (continued)
Investor Class
March 1, 2011 to February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)	(0.14)
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)
March 1, 2009 to February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.12	[4]	(3.82)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.86)	(0.00)[5]	0.00

Target 2040 Fund
Class A
March 1, 2011 to February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.04	0.19	[4]	(6.92)	(0.18)	(0.40)
March 1, 2007 to February 29, 2008	$17.42	0.22	[4]	(0.49)	(0.22)	(0.89)
Class B
March 1, 2011 to February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
March 1, 2010 to February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.40	0.09	[4]	(6.64)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.75	0.09	[4]	(0.47)	(0.08)	(0.89)
Class C
March 1, 2011 to February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
March 1, 2010 to February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.36	0.09	[4]	(6.62)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.73	0.08	[4]	(0.47)	(0.09)	(0.89)
Administrator Class
March 1, 2011 to February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.23	[4]	(7.02)	(0.22)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.27	[4]	(0.49)	(0.27)	(0.89)
Institutional Class
March 1, 2011 to February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.25	[4]	(7.02)	(0.24)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.30	[4]	(0.48)	(0.31)	(0.89)
Investor Class
March 1, 2011 to February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.28	0.21	[4]	(7.01)	(0.21)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.23	[4]	(0.46)	(0.27)	(0.89)

Target 2045 Fund
Administrator Class
March 1, 2011 to February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[4]	(3.94)	(0.15)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.91)	0.00	0.00

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	53

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income¹	Gross Expenses[1]	Net Expenses[1]

$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025
$9.24	1.59%	5.74%	0.50%	(7.59)%	33%	$1,736

$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928
$16.04	1.22%	1.29%	1.22%	(2.02)%	31%	$142,158

$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623
$15.40	0.50%	2.04%	1.97%	(2.69)%	31%	$9,899

$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362
$15.36	0.46%	2.04%	1.97%	(2.75)%	31%	$3,023

$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233
$16.29	1.49%	1.11%	0.92%	(1.69)%	31%	$117,859

$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386
$16.29	1.66%	0.85%	0.69%	(1.47)%	31%	$125,256

$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970
$16.28	1.29%	1.43%	0.98%	(1.74)%	31%	$5,133

$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656
$9.18	1.45%	13.36%	0.56%	(8.20)%	30%	$948

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income¹		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2045 Fund (continued)
Institutional Class
March 1, 2011 to February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[4]	(3.91)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.90)	(0.10)	0.00
Investor Class
March 1, 2011 to February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[4]	(3.95)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.92)	0.00	0.00

Target 2050 Fund
Administrator Class
March 1, 2011 to February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[4]	(3.96)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.08	[4]	(0.92)	(0.02)	0.00
Institutional Class
March 1, 2011 to February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[4]	(3.94)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.08	[4]	(0.90)	(0.05)	0.00
Investor Class
March 1, 2011 to February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[4]	(3.96)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.07	[4]	(0.91)	0.00	0.00

Target 2055 Fund
Administrator Class
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	0.00 [5]	0.00	0.00
Institutional Class
June 30, 2011[6] to February 29, 2012	$10.00	0.08	[4]	0.00 [5]	0.00	0.00
Investor Class
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	(0.01)	0.00	0.00

1.	Includes net expenses allocated from Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods less than one year are not annualized.

3.	Portfolio turnover rate represents the weighted average portfolio turnover of the Fund’s investment in each respective Master Portfolio.

4.	Calculated based upon average shares outstanding.

5.	Amount is less than $0.005.

6.	Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income¹	Gross Expenses[1]	Net Expenses[1]

$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287
$9.09	1.46%	12.60%	0.53%	(8.12)%	30%	$4,339

$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205
$9.17	1.43%	12.57%	0.56%	(8.30)%	30%	$547

$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984
$9.14	1.18%	5.13%	0.87%	(8.37)%	30%	$5,420

$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763
$9.13	1.32%	5.32%	0.67%	(8.26)%	30%	$8,102

$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983
$9.16	1.06%	5.27%	0.94%	(8.40)%	30%	$335

$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund” ), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund” ), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund” ), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund” ), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund” ), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund” ), Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund” ) and Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the year ended February 29, 2012 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 29, 2012, the Funds own the following percentages of the Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	17%	14%	11%	25%	15%	11%	3%	3%	0%*	1%	0%*
Wells Fargo Advantage Diversified Stock Portfolio	2%	3%	4%	15%	16%	20%	9%	16%	5%	10%	0%*
Wells Fargo Advantage Short-Term Investment Portfolio	10%	7%	7%	19%	15%	16%	7%	10%	3%	6%	0%*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds	57

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 29, 2012, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses) on Investments
Target Today Fund	$13,311	$3,081,866	$(3,095,177)
Target 2010 Fund	20,050	2,651,355	(2,671,405)
Target 2015 Fund	21,979	1,882,695	(1,904,674)
Target 2020 Fund	91,833	4,573,092	(4,664,925)
Target 2025 Fund	106,576	2,691,114	(2,797,690)
Target 2030 Fund	121,188	1,754,616	(1,875,804)
Target 2035 Fund	51,349	505,534	(556,883)
Target 2040 Fund	100,138	289,593	(389,731)
Target 2045 Fund	23,692	33,942	(57,634)
Target 2050 Fund	33,924	66,061	(99,985)
Target 2055 Fund	138	230	(368)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 29, 2012, Target 2055 Fund had long-term post-enactment capital loss carryforwards in the amount of $51,204, which are available to offset future net realized capital gains.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the Master Portfolios can be found in the Portfolio of Investments of each Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 29, 2012, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds	59

Funds Management as the adviser is entitled to receive an advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the year ended February 29, 2012, the advisory fee was equivalent to an annual rate for each Fund as follows:

	Advisory Fee		Advisory Fee
Target Today Fund	0.24%	Target 2035 Fund	0.24%
Target 2010 Fund	0.24	Target 2040 Fund	0.24
Target 2015 Fund	0.24	Target 2045 Fund	0.25
Target 2020 Fund	0.22	Target 2050 Fund	0.24
Target 2025 Fund	0.23	Target 2055 Fund*	0.25
Target 2030 Fund	0.23

*	For the eight months ended February 29, 2012.

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Funds. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Global Index Advisors, Inc. is the sub-adviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

60	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class	Institutional Class	Investor Class
Target Today Fund	0.96%	1.71%	1.71%	0.80%	0.45%	0.86%
Target 2010 Fund	0.99%	1.74%	1.74%	0.83%	0.48%	0.89%
Target 2015 Fund	N/A	N/A	N/A	0.84%	0.49%	0.90%
Target 2020 Fund	1.01%	1.76%	1.76%	0.85%	0.50%	0.91%
Target 2025 Fund	N/A	N/A	N/A	0.85%	0.50%	0.91%
Target 2030 Fund	1.02%	1.77%	1.77%	0.86%	0.51%	0.92%
Target 2035 Fund	N/A	N/A	N/A	0.87%	0.52%	0.93%
Target 2040 Fund	1.03%	1.78%	1.78%	0.87%	0.52%	0.93%
Target 2045 Fund	N/A	N/A	N/A	0.87%	0.52%	0.93%
Target 2050 Fund	N/A	N/A	N/A	0.87%	0.52%	0.93%
Target 2055 Fund*	N/A	N/A	N/A	0.87%	0.52%	0.93%

*	For the eight months ended February 29, 2012.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended February 29, 2012, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
Target Today Fund	$1,817	$3	$874
Target 2010 Fund	882	280	408
Target 2020 Fund	1,092	1,577	601
Target 2030 Fund	1,017	1,013	152
Target 2040 Fund	3,620	1,684	1,050

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds	61

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the year ended February 29, 2012 were as follows:

	Purchases at Cost*	Sales Proceeds*
Target Today Fund	$546,203,294	$381,606,740
Target 2010 Fund	477,789,363	327,937,994
Target 2015 Fund	414,503,201	277,056,924
Target 2020 Fund	1,078,673,208	688,333,069
Target 2025 Fund	801,574,367	487,413,990
Target 2030 Fund	765,174,863	428,685,103
Target 2035 Fund	293,624,756	152,449,472
Target 2040 Fund	437,307,223	212,665,840
Target 2045 Fund	123,187,095	57,937,537
Target 2050 Fund	255,785,542	120,142,732
Target 2055 Fund**	3,604,725	1,693,143

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

**	For the eight months ended February 29, 2012.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended February 29, 2012, the Funds paid the following amounts in commitment fees:

Commitment Fee
Target Today Fund	$2,338
Target 2010 Fund	2,253
Target 2015 Fund	1,785
Target 2020 Fund	5,563
Target 2025 Fund	6,189
Target 2030 Fund	6,199
Target 2035 Fund	2,378
Target 2040 Fund	4,151
Target 2045 Fund	1,049
Target 2050 Fund	2,511
Target 2055 Fund*	3

*	For the eight months ended February 29, 2012.

For the year ended February 29, 2012, there were no borrowings by the Funds under the agreement.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011, were as follows:

	Ordinary Income		Long-Term Capital Gain
	2012	2011	2012	2011
Target Today Fund	$21,959,532	$14,013,401	$3,167,607	$0
Target 2010 Fund	18,332,616	17,335,953	0	0
Target 2015 Fund	14,724,980	11,463,459	5,958,616	1,877,251
Target 2020 Fund	40,897,535	33,213,568	5,421,229	0
Target 2025 Fund	39,820,886	38,237,571	33,398,946	9,641,786
Target 2030 Fund	31,958,132	21,375,035	19,737,082	0
Target 2035 Fund	10,347,095	10,655,162	9,223,917	3,720,183
Target 2040 Fund	18,076,057	12,178,151	17,114,387	0
Target 2045 Fund	3,521,383	4,563,884	1,593,389	1,445,544
Target 2050 Fund	11,858,737	19,602,732	16,527,835	7,579,020

As of February 29, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Gains (Losses)	Capital Loss Carryforward
Target Today Fund	$3,670,527	$1,134,582	$50,655,606	$0
Target 2010 Fund	2,626,464	889,929	61,035,407	0
Target 2015 Fund	3,963,718	1,892,733	51,436,945	0
Target 2020 Fund	5,783,588	9,848,367	170,300,271	0
Target 2025 Fund	6,316,071	14,882,492	160,105,871	0
Target 2030 Fund	5,525,087	7,459,096	169,221,038	0
Target 2035 Fund	1,923,003	2,929,675	75,725,692	0
Target 2040 Fund	3,154,486	5,708,125	122,953,139	0
Target 2045 Fund	546,169	258,415	36,152,068	0
Target 2050 Fund	2,038,785	3,733,292	81,601,015	0
Target 2055 Fund	28,140	0	811,542	(51,204)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds	63

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

10. SUBSEQUENT DISTRIBUTIONS

On March 26, 2012, the Funds declared distributions from net investment income to shareholders of record on March 23, 2012. The per share amounts payable on March 27, 2012 were as follows:

	Net Investment Income
	Administrator Class	Institutional Class	Investor Class
Target 2015 Fund	$0.02710	$0.03439	$0.02576
Target 2025 Fund	0.01480	0.02163	0.01351
Target 2035 Fund	0.01526	0.02203	0.01410
Target 2045 Fund	0.01730	0.02405	0.01621
Target 2050 Fund	0.01751	0.02395	0.01629

These distributions are not reflected in the accompanying financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and Wells Fargo Advantage Dow Jones Target 2055 Fund, eleven of the Funds constituting the Wells Fargo Funds Trust (the “Funds”), as of February 29, 2012, and the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of securities owned as of February 29, 2012 to the Master Portfolios’ records. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 29, 2012, the results of its operations for the year or period then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2012

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	65

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 28.29%
FFCB	0.22%	03/27/2013	$2,500,000	$2,499,340
FFCB	2.63	04/17/2014	2,600,000	2,716,444
FHLB	0.20	04/30/2013	200,000	199,853
FHLB	0.38	11/27/2013	5,000,000	5,000,515
FHLB	0.38	01/29/2014	250,000	249,897
FHLB	0.40	02/26/2014	500,000	499,809
FHLB	0.50	03/12/2014	500,000	500,131
FHLB	0.50	08/28/2014	200,000	199,876
FHLB	0.55	10/25/2013	200,000	200,187
FHLB	0.60	02/27/2015	200,000	199,574
FHLB	0.60	03/05/2015	200,000	199,336
FHLB	0.70	09/16/2014	500,000	499,638
FHLB	0.75	08/21/2015	200,000	199,424
FHLB	0.88	12/27/2013	1,000,000	1,011,315
FHLB	1.00	08/08/2014	200,000	200,181
FHLB	1.63	03/20/2013	1,500,000	1,521,818
FHLB	1.88	06/21/2013	2,000,000	2,041,494
FHLB	2.75	03/13/2015	1,000,000	1,062,266
FHLB	3.50	12/01/2025	8,703,633	9,242,558
FHLB	3.63	05/29/2013	1,000,000	1,041,533
FHLB	4.00	06/01/2024	107,280	113,487
FHLB	4.00	07/01/2025	1,311,632	1,387,519
FHLB	4.00	04/01/2026	5,817,970	6,161,854
FHLB	4.00	11/01/2040	6,705,311	7,045,814
FHLB	4.00	02/01/2041	4,747,289	5,013,582
FHLB	4.00	04/01/2041	7,584,388	8,040,636
FHLB	4.50	09/16/2013	1,500,000	1,595,925
FHLB	4.50	06/01/2014	200,987	205,707
FHLB	4.50	03/01/2023	230,034	245,754
FHLB	4.50	03/01/2023	117,482	125,510
FHLB	4.50	11/01/2023	210,175	224,538
FHLB	4.50	02/01/2024	267,123	285,378
FHLB	4.50	05/01/2024	269,585	287,797
FHLB	4.50	09/01/2024	102,497	109,421
FHLB	4.50	09/01/2024	171,924	183,539
FHLB	4.50	12/01/2024	327,898	350,049
FHLB	4.50	02/01/2041	9,681,278	10,292,841
FHLB	4.50	02/01/2041	1,856,331	1,973,595
FHLB	4.75	12/16/2016	1,000,000	1,177,417
FHLB	4.88	09/08/2017	1,000,000	1,179,442
FHLB	5.00	11/17/2017	2,000,000	2,412,736
FHLB	5.00	07/01/2025	3,431,577	3,693,254
FHLB	5.00	01/01/2040	4,015,991	4,368,856
FHLB	5.13	08/14/2013	100,000	107,017
FHLB	5.25	06/18/2014	400,000	444,023
FHLB	5.38	05/18/2016	3,250,000	3,852,891
FHLB	5.38	09/30/2022	100,000	126,675
FHLB	5.50	12/01/2035	2,525,821	2,752,074
FHLB	6.00	04/01/2033	78,167	87,231
FHLB	6.00	09/01/2037	10,175	11,202

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLB	6.00%	10/01/2037	$132,391	$145,757
FHLB	6.00	11/01/2037	190,180	209,380
FHLB	6.00	06/01/2038	336,568	371,915
FHLB	6.00	07/01/2038	307,962	339,054
FHLB	6.00	08/01/2039	1,069,301	1,175,921
FHLB	6.00	05/01/2040	4,896,997	5,391,396
FHLMC	0.40	02/27/2014	500,000	499,864
FHLMC	0.50	10/03/2013	250,000	250,002
FHLMC	0.50	10/18/2013	500,000	500,225
FHLMC	0.55	09/30/2013	2,000,000	2,000,324
FHLMC	0.55	12/27/2013	1,000,000	1,000,725
FHLMC	0.55	01/09/2014	1,000,000	1,001,087
FHLMC	0.55	02/13/2015	200,000	199,426
FHLMC	0.55	02/27/2015	200,000	199,690
FHLMC	0.55	02/27/2015	1,000,000	996,707
FHLMC	0.63	07/25/2014	500,000	500,647
FHLMC	0.65	01/30/2015	200,000	199,929
FHLMC	0.70	05/01/2014	200,000	200,079
FHLMC	0.75	06/07/2013	200,000	200,012
FHLMC	0.80	10/24/2014	200,000	199,357
FHLMC	0.80	01/13/2015	200,000	200,108
FHLMC	0.80	01/30/2015	500,000	500,286
FHLMC	0.85	01/09/2015	1,000,000	1,001,457
FHLMC	0.85	02/24/2016	300,000	299,393
FHLMC	0.88	10/28/2013	1,500,000	1,513,023
FHLMC	0.88	12/19/2014	1,000,000	1,001,267
FHLMC	1.00	07/30/2014	2,000,000	2,032,130
FHLMC	1.00	11/03/2014	500,000	500,528
FHLMC	1.00	12/05/2014	100,000	100,186
FHLMC	1.00	12/19/2014	200,000	200,182
FHLMC	1.00	06/16/2015	300,000	300,065
FHLMC	1.00	06/30/2015	500,000	499,732
FHLMC	1.00	02/24/2016	200,000	200,294
FHLMC	1.05	09/28/2015	100,000	100,211
FHLMC	1.38	02/25/2014	1,000,000	1,022,266
FHLMC	1.60	11/02/2016	200,000	201,102
FHLMC	1.63	04/15/2013	2,000,000	2,030,682
FHLMC	1.63	11/14/2016	200,000	200,932
FHLMC	1.75	09/10/2015	1,000,000	1,039,762
FHLMC	2.00	02/01/2017	300,000	301,930
FHLMC	2.00	02/27/2017	200,000	201,469
FHLMC	2.00	07/30/2019	100,000	99,657
FHLMC	2.25	01/23/2017	200,000	205,788
FHLMC	2.38	01/13/2022	2,580,000	2,609,234
FHLMC	2.50	01/07/2014	800,000	831,949
FHLMC	2.50	04/23/2014	1,250,000	1,306,205
FHLMC ±	2.85	10/01/2036	151,950	161,812
FHLMC	2.88	02/09/2015	2,750,000	2,951,801
FHLMC	3.00	07/28/2014	1,000,000	1,064,739
FHLMC %%	3.50	08/15/2041	5,000,000	5,154,688

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	67

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	3.63%	10/18/2013	$1,500,000	$1,579,256
FHLMC	3.75	06/28/2013	2,000,000	2,093,474
FHLMC	3.75	03/27/2019	1,900,000	2,181,303
FHLMC %%	4.00	03/01/2022	5,000,000	5,285,938
FHLMC	4.00	05/01/2023	190,420	201,675
FHLMC	4.00	08/01/2024	549,408	581,195
FHLMC	4.00	03/01/2025	4,831,062	5,110,574
FHLMC	4.00	06/01/2025	1,536,767	1,625,680
FHLMC	4.00	04/01/2039	1,462,295	1,558,486
FHLMC	4.00	05/01/2039	1,094,738	1,149,817
FHLMC	4.00	06/01/2039	469,422	493,040
FHLMC	4.00	02/01/2040	760,231	798,480
FHLMC	4.00	10/01/2040	2,689,169	2,850,939
FHLMC	4.00	12/01/2040	9,103,072	9,565,337
FHLMC	4.13	09/27/2013	2,000,000	2,119,272
FHLMC	4.38	07/17/2015	1,000,000	1,129,137
FHLMC	4.50	04/01/2018	133,407	143,232
FHLMC	4.50	08/01/2018	1,705,651	1,815,724
FHLMC	4.50	10/01/2018	354,173	380,258
FHLMC	4.50	05/01/2023	2,450,412	2,617,866
FHLMC	4.50	04/01/2024	222,556	241,798
FHLMC	4.50	08/01/2024	1,321,817	1,427,016
FHLMC	4.50	11/01/2024	483,559	517,133
FHLMC	4.50	02/01/2025	1,127,253	1,216,968
FHLMC	4.50	08/01/2035	186,561	198,580
FHLMC	4.50	09/01/2035	360,467	383,688
FHLMC	4.50	01/01/2037	220,868	234,855
FHLMC	4.50	10/01/2038	1,415,020	1,504,628
FHLMC	4.50	02/01/2039	162,668	172,944
FHLMC	4.50	05/01/2039	202,173	214,944
FHLMC %%	4.50	05/15/2039	4,500,000	4,779,844
FHLMC	4.50	06/01/2039	5,552,031	5,902,750
FHLMC	4.50	09/01/2039	3,611,000	3,839,106
FHLMC	4.50	10/01/2039	668,373	710,593
FHLMC	4.50	10/01/2039	546,510	581,033
FHLMC	4.50	01/01/2040	4,291,601	4,624,392
FHLMC	4.50	02/01/2040	12,882,029	13,800,449
FHLMC	4.50	03/01/2040	5,083,023	5,537,545
FHLMC	4.50	08/01/2040	3,728,963	3,964,520
FHLMC	4.50	09/01/2040	4,589,238	4,945,108
FHLMC	4.50	09/01/2040	675,823	718,515
FHLMC	4.50	02/01/2041	183,192	194,764
FHLMC	4.50	04/01/2041	8,564,523	9,105,541
FHLMC ±	4.72	06/01/2038	1,624,265	1,741,878
FHLMC	4.75	11/17/2015	2,000,000	2,303,332
FHLMC	4.88	11/15/2013	2,300,000	2,479,057
FHLMC	4.88	06/13/2018	1,700,000	2,049,559
FHLMC	5.00	01/01/2022	1,743,618	1,880,121
FHLMC	5.00	07/01/2022	8,193	8,818
FHLMC	5.00	07/01/2022	61,930	66,778

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	5.00%	07/01/2022	$151,800	$163,376
FHLMC	5.00	07/01/2022	110,179	118,581
FHLMC	5.00	08/01/2022	34,636	37,277
FHLMC	5.00	09/01/2022	103,528	111,423
FHLMC	5.00	06/01/2023	116,425	125,103
FHLMC	5.00	06/01/2023	20,465	21,991
FHLMC	5.00	06/01/2023	36,731	39,468
FHLMC	5.00	10/01/2023	8,574	9,213
FHLMC	5.00	04/01/2024	7,949	8,541
FHLMC	5.00	08/01/2024	40,286	43,289
FHLMC	5.00	10/01/2024	552,209	593,369
FHLMC	5.00	10/01/2024	614,773	660,596
FHLMC	5.00	05/01/2025	1,136,466	1,221,174
FHLMC	5.00	08/01/2033	3,570,998	3,900,758
FHLMC	5.00	11/01/2033	437,055	472,088
FHLMC	5.00	03/01/2034	385,425	416,319
FHLMC	5.00	07/01/2035	1,663,043	1,795,307
FHLMC	5.00	08/01/2035	583,921	630,361
FHLMC	5.00	09/01/2035	1,511,766	1,678,297
FHLMC	5.00	04/01/2036	219,218	236,653
FHLMC	5.00	12/01/2036	270,403	291,824
FHLMC	5.00	02/01/2037	327,201	353,121
FHLMC	5.00	03/01/2039	1,190,765	1,299,980
FHLMC	5.00	08/01/2039	2,088,759	2,271,200
FHLMC	5.00	08/01/2039	13,359,672	14,420,737
FHLMC	5.00	09/01/2039	3,753,340	4,083,203
FHLMC	5.00	12/01/2039	4,050,101	4,421,572
FHLMC	5.00	06/01/2040	7,750,423	8,427,374
FHLMC	5.00	06/01/2040	8,082,494	8,788,450
FHLMC	5.13	11/17/2017	1,000,000	1,215,434
FHLMC	5.25	04/18/2016	650,000	764,208
FHLMC	5.50	08/13/2014	2,500,000	2,803,955
FHLMC	5.50	07/18/2016	650,000	779,272
FHLMC	5.50	12/01/2016	59,146	64,131
FHLMC	5.50	08/01/2017	3,120	3,387
FHLMC	5.50	08/23/2017	3,000,000	3,682,998
FHLMC	5.50	09/01/2017	63,911	68,883
FHLMC	5.50	10/01/2017	3,963	4,302
FHLMC	5.50	11/01/2017	1,167,746	1,265,440
FHLMC	5.50	11/01/2017	60,017	64,713
FHLMC	5.50	12/01/2017	1,815,554	1,956,004
FHLMC	5.50	03/01/2018	61,416	66,112
FHLMC	5.50	02/01/2019	906,403	982,799
FHLMC	5.50	06/01/2019	59,790	64,662
FHLMC	5.50	01/01/2022	52,714	57,288
FHLMC	5.50	05/01/2022	113,469	122,962
FHLMC	5.50	11/01/2023	295,051	319,736
FHLMC	5.50	12/01/2024	1,743,870	1,896,303
FHLMC	5.50	12/01/2033	620,365	680,006
FHLMC	5.50	12/01/2034	661,760	721,038

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	69

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	01/01/2035	$1,218,060	$1,326,407
FHLMC	5.50	06/01/2035	961,699	1,068,881
FHLMC	5.50	01/01/2036	522,544	569,025
FHLMC	5.50	02/01/2036	498,025	542,325
FHLMC	5.50	07/15/2036	850,000	1,088,836
FHLMC	5.50	12/01/2036	736,154	800,830
FHLMC	5.50	02/01/2037	657,968	715,055
FHLMC	5.50	03/01/2037	817,585	888,521
FHLMC	5.50	04/01/2037	164,282	178,535
FHLMC	5.50	01/01/2038	1,736,930	1,889,532
FHLMC	5.50	04/01/2038	1,857,191	2,027,032
FHLMC	5.50	05/01/2038	6,878,992	7,473,687
FHLMC	5.50	05/01/2038	1,235,052	1,347,999
FHLMC	5.50	07/01/2038	1,377,226	1,496,288
FHLMC	5.50	07/01/2038	1,009,005	1,096,234
FHLMC	5.50	08/01/2038	1,723,682	1,875,120
FHLMC	5.50	09/01/2038	396,696	430,990
FHLMC	5.50	08/01/2039	2,585,263	2,821,687
FHLMC	5.50	11/01/2039	2,213,981	2,407,457
FHLMC	5.50	03/01/2040	7,120,345	7,738,130
FHLMC	5.50	04/01/2040	3,290,043	3,575,498
FHLMC ±	5.51	08/01/2038	1,838,718	1,983,734
FHLMC ±	5.63	04/01/2037	199,489	216,215
FHLMC	6.00	06/01/2021	2,870	3,116
FHLMC	6.00	03/01/2022	277,828	300,252
FHLMC	6.00	05/01/2022	7,418	8,017
FHLMC	6.00	07/01/2022	217,207	235,349
FHLMC	6.00	08/01/2022	15,747	17,028
FHLMC	6.00	09/01/2022	279,633	302,378
FHLMC	6.00	03/01/2023	586,277	633,964
FHLMC	6.00	09/01/2023	220,669	237,998
FHLMC	6.00	11/01/2033	682,595	761,749
FHLMC	6.00	07/01/2034	753,856	836,208
FHLMC	6.00	01/01/2036	124,888	139,291
FHLMC	6.00	02/01/2036	1,310,181	1,443,685
FHLMC	6.00	11/01/2036	912,894	1,003,918
FHLMC	6.00	11/01/2036	427,682	471,262
FHLMC	6.00	12/01/2036	175,267	193,126
FHLMC	6.00	02/01/2037	9,732	10,724
FHLMC	6.00	03/01/2037	563,346	620,749
FHLMC	6.00	03/01/2037	105,914	116,607
FHLMC	6.00	04/01/2037	7,439	8,190
FHLMC	6.00	04/16/2037	1,000,000	1,006,662
FHLMC	6.00	08/01/2037	267,221	295,285
FHLMC	6.00	08/01/2037	80,124	88,213
FHLMC	6.00	08/01/2037	224,106	246,731
FHLMC	6.00	08/01/2037	301,616	332,067
FHLMC	6.00	08/01/2037	489,066	538,442
FHLMC	6.00	09/01/2037	26,503	29,178
FHLMC	6.00	09/01/2037	249,734	274,947

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	10/01/2037	$275,831	$303,679
FHLMC	6.00	10/01/2037	160,903	177,435
FHLMC	6.00	11/01/2037	660,839	730,242
FHLMC	6.00	11/01/2037	121,336	133,586
FHLMC	6.00	12/01/2037	1,902,476	2,094,550
FHLMC	6.00	12/01/2037	279,699	307,938
FHLMC	6.00	01/01/2038	140,951	155,182
FHLMC	6.00	02/01/2038	91,619	100,869
FHLMC	6.00	02/01/2038	340,481	374,856
FHLMC	6.00	05/01/2038	232,112	256,489
FHLMC	6.00	06/01/2038	186,099	204,888
FHLMC	6.00	06/01/2038	233,770	257,372
FHLMC	6.00	06/01/2038	149,945	165,084
FHLMC	6.00	07/01/2038	2,527,879	2,783,093
FHLMC	6.00	07/01/2038	455,756	501,769
FHLMC	6.00	08/01/2038	376,374	414,373
FHLMC	6.00	08/01/2038	542,699	597,489
FHLMC	6.00	08/01/2038	130,575	143,758
FHLMC	6.00	09/01/2038	447,031	492,163
FHLMC	6.00	09/01/2038	309,947	341,239
FHLMC	6.00	09/01/2038	239,118	263,260
FHLMC	6.00	10/01/2038	222,787	245,280
FHLMC	6.00	12/01/2038	5,772	6,355
FHLMC	6.00	03/01/2039	129,563	142,644
FHLMC	6.00	04/01/2039	386,956	425,540
FHLMC	6.00	06/01/2039	12,771	14,060
FHLMC	6.00	08/01/2039	269,301	296,153
FHLMC	6.00	09/01/2039	366,859	403,439
FHLMC	6.00	10/01/2039	12,343	13,574
FHLMC	6.25	07/15/2032	500,000	719,958
FHLMC	6.50	06/01/2036	238,892	269,324
FHLMC	6.50	10/01/2037	278,681	313,137
FHLMC	6.50	12/01/2037	374,213	421,299
FHLMC	6.50	03/01/2038	270,567	303,681
FHLMC	6.50	03/01/2038	689,824	775,112
FHLMC	6.50	01/01/2039	95,665	107,493
FHLMC	6.50	04/01/2039	891,748	1,002,002
FHLMC	6.50	04/01/2039	1,705,324	1,916,167
FHLMC	6.75	03/15/2031	1,000,000	1,483,170
FICO	9.65	11/02/2018	500,000	741,974
FNMA	0.50	10/03/2013	250,000	249,839
FNMA	0.50	12/27/2013	1,000,000	1,000,274
FNMA	0.60	10/25/2013	500,000	500,294
FNMA	0.63	12/06/2013	250,000	249,964
FNMA	0.63	02/27/2015	200,000	199,756
FNMA	0.70	09/19/2014	1,000,000	998,938
FNMA	0.70	10/17/2014	200,000	199,475
FNMA	0.75	12/18/2013	2,500,000	2,517,705
FNMA	0.75	11/21/2014	200,000	199,823
FNMA	0.75	12/19/2014	3,000,000	3,022,080
FNMA	0.75	12/19/2014	500,000	499,532

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	71

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	0.75%	09/14/2015	$100,000	$99,972
FNMA	0.80	02/13/2015	500,000	501,549
FNMA	0.90	12/05/2014	250,000	250,382
FNMA	0.90	12/29/2014	500,000	500,367
FNMA	1.00	09/23/2013	2,500,000	2,524,810
FNMA	1.00	10/15/2013	100,000	100,721
FNMA	1.00	12/05/2014	500,000	500,016
FNMA	1.00	01/26/2015	200,000	199,966
FNMA	1.10	08/08/2014	100,000	100,251
FNMA	1.13	09/17/2013	500,000	505,429
FNMA	1.13	10/08/2013	500,000	506,194
FNMA	1.20	07/25/2014	100,000	100,268
FNMA	1.20	03/08/2017	200,000	199,877
FNMA	1.25	08/20/2013	2,000,000	2,026,222
FNMA	1.25	02/27/2017	100,000	100,156
FNMA	1.25	03/06/2017	100,000	99,980
FNMA	1.35	02/24/2014	250,000	254,592
FNMA	1.38	11/15/2016	2,000,000	2,039,224
FNMA (z)	1.43	06/01/2017	300,000	278,064
FNMA	1.50	07/13/2015	100,000	100,358
FNMA	1.63	10/26/2015	1,000,000	1,032,756
FNMA	1.75	05/07/2013	2,000,000	2,033,818
FNMA	1.75	11/14/2016	200,000	201,109
FNMA	1.75	01/30/2019	200,000	200,772
FNMA	1.88	10/15/2015	200,000	207,006
FNMA	2.25	06/06/2016	200,000	201,002
FNMA	2.38	07/28/2015	1,500,000	1,589,408
FNMA	2.38	04/11/2016	1,000,000	1,064,539
FNMA	2.50	05/15/2014	1,500,000	1,568,970
FNMA	2.63	11/20/2014	700,000	738,706
FNMA	2.75	03/13/2014	2,000,000	2,098,882
FNMA	2.75	03/21/2016	100,000	100,131
FNMA	2.88	12/11/2013	1,500,000	1,567,038
FNMA ±	2.93	03/01/2041	5,635,999	5,878,222
FNMA	3.00	09/16/2014	2,500,000	2,657,458
FNMA %%	3.00	11/25/2025	5,000,000	5,187,500
FNMA	3.00	11/01/2026	4,989,180	5,185,240
FNMA ±	3.01	03/01/2041	7,626,314	7,975,156
FNMA (z)	3.31	10/09/2019	200,000	155,565
FNMA ±	3.45	10/01/2040	5,978,114	6,274,575
FNMA	3.50	11/01/2025	6,057,621	6,358,879
FNMA	3.50	12/01/2025	10,800,126	11,431,740
FNMA	3.50	12/01/2026	18,413,989	19,329,756
FNMA	3.50	01/01/2036	55,125	57,076
FNMA %%	3.50	08/25/2040	7,500,000	7,750,781
FNMA	3.50	10/01/2040	2,719,571	2,814,149
FNMA	3.50	12/01/2040	324,745	336,039
FNMA	3.50	01/01/2041	70,903	73,369
FNMA	3.50	01/01/2041	200,630	207,607
FNMA	3.50	01/01/2041	92,417	95,631

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	01/01/2041	$552,133	$571,334
FNMA	3.50	01/01/2041	1,907,304	1,975,422
FNMA	3.50	02/01/2041	735,798	762,997
FNMA	3.50	02/01/2041	149,731	154,939
FNMA	3.50	02/01/2041	704,696	729,203
FNMA	3.50	02/01/2041	5,020,730	5,195,335
FNMA	4.00	06/01/2019	917,201	979,439
FNMA	4.00	02/01/2024	36,598	38,773
FNMA	4.00	03/01/2024	1,754,496	1,858,747
FNMA	4.00	04/01/2024	3,003,236	3,181,687
FNMA	4.00	05/01/2024	114,112	120,893
FNMA	4.00	06/01/2024	981,188	1,039,489
FNMA	4.00	06/01/2024	671,866	711,788
FNMA	4.00	06/01/2024	359,323	380,674
FNMA	4.00	09/01/2024	254,910	270,056
FNMA	4.00	10/01/2024	246,263	260,896
FNMA	4.00	01/01/2025	853,416	902,792
FNMA	4.00	02/01/2025	1,753,358	1,857,541
FNMA	4.00	03/01/2025	268,583	284,542
FNMA	4.00	03/01/2025	4,347,634	4,696,997
FNMA	4.00	05/01/2025	1,753,345	1,854,789
FNMA	4.00	07/01/2025	3,849,798	4,078,552
FNMA	4.00	04/01/2026	1,589,852	1,683,824
FNMA	4.00	05/01/2026	4,806,414	5,092,009
FNMA	4.00	02/01/2039	1,532,415	1,614,713
FNMA	4.00	08/01/2039	1,027,832	1,083,033
FNMA	4.00	08/01/2039	2,938,202	3,095,999
FNMA	4.00	08/01/2039	5,265,888	5,628,506
FNMA	4.00	01/01/2040	782,489	824,513
FNMA	4.00	04/01/2040	4,413,415	4,650,439
FNMA %%	4.00	05/25/2040	23,000,000	24,203,907
FNMA	4.00	11/01/2040	6,409,507	6,790,787
FNMA	4.00	12/01/2040	898,603	946,863
FNMA	4.00	12/01/2040	1,752,295	1,846,402
FNMA	4.00	12/01/2040	4,718,478	5,019,808
FNMA	4.00	01/01/2041	7,247,611	7,636,847
FNMA	4.00	02/01/2041	9,329,760	9,830,819
FNMA	4.00	04/01/2041	581,155	612,366
FNMA	4.00	10/01/2041	3,380,464	3,563,070
FNMA	4.00	11/01/2041	958,840	1,010,635
FNMA ±	4.21	06/01/2035	435,401	459,976
FNMA ±	4.32	04/01/2038	226,649	240,551
FNMA	4.38	03/15/2013	3,500,000	3,650,147
FNMA	4.50	07/01/2013	10,314	10,872
FNMA	4.50	11/01/2014	47,645	50,003
FNMA	4.50	05/01/2015	43,465	46,543
FNMA	4.50	03/01/2018	83,948	90,261
FNMA	4.50	04/01/2018	435,376	468,117
FNMA	4.50	12/01/2018	49,894	53,646
FNMA	4.50	10/01/2020	131,738	141,480

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	73

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	10/01/2020	$83,331	$89,493
FNMA	4.50	12/01/2020	202,660	217,647
FNMA	4.50	03/01/2022	182,366	195,852
FNMA	4.50	03/01/2022	1,156,891	1,243,890
FNMA	4.50	05/01/2022	42,412	45,443
FNMA	4.50	11/01/2022	235,158	252,548
FNMA	4.50	02/01/2023	1,045,461	1,120,160
FNMA	4.50	03/01/2023	641,864	687,726
FNMA	4.50	03/01/2023	149,471	160,151
FNMA	4.50	03/01/2023	19,764	21,177
FNMA	4.50	05/01/2023	270,597	289,931
FNMA	4.50	05/01/2023	112,753	120,810
FNMA	4.50	05/01/2023	90,591	97,064
FNMA	4.50	05/01/2023	65,986	70,700
FNMA	4.50	06/01/2023	905,320	970,006
FNMA	4.50	12/01/2023	295,966	317,113
FNMA	4.50	03/01/2024	96,451	103,282
FNMA	4.50	05/01/2024	1,111,335	1,190,741
FNMA	4.50	05/01/2024	74,630	80,692
FNMA	4.50	07/01/2024	3,472,880	3,718,850
FNMA	4.50	08/01/2024	21,225	22,728
FNMA	4.50	01/01/2025	3,429,284	3,672,165
FNMA	4.50	03/01/2025	267,822	286,959
FNMA	4.50	04/01/2025	434,402	465,169
FNMA	4.50	04/01/2026	1,943,652	2,088,602
FNMA	4.50	04/01/2028	238,973	255,599
FNMA	4.50	05/01/2029	15,000,003	16,024,891
FNMA %%	4.50	03/15/2035	5,000,000	5,350,781
FNMA	4.50	04/01/2035	152,637	162,922
FNMA	4.50	05/01/2035	49,413	52,743
FNMA	4.50	07/01/2035	14,720	15,712
FNMA	4.50	08/01/2035	59,668	63,689
FNMA	4.50	09/01/2035	789,523	842,728
FNMA	4.50	09/01/2035	8,207,927	8,761,046
FNMA	4.50	10/01/2035	285,210	304,430
FNMA	4.50	03/01/2038	1,965,702	2,096,325
FNMA	4.50	02/01/2039	232,030	247,449
FNMA	4.50	02/01/2039	1,176,769	1,254,966
FNMA	4.50	02/01/2039	55,694	59,395
FNMA	4.50	04/01/2039	5,588,396	5,959,750
FNMA	4.50	04/01/2039	47,241	50,395
FNMA	4.50	05/01/2039	1,524,410	1,648,098
FNMA	4.50	05/01/2039	3,612,898	3,906,042
FNMA %%	4.50	05/25/2039	10,000,000	10,657,812
FNMA	4.50	06/01/2039	3,259,798	3,477,433
FNMA	4.50	09/01/2039	3,285,763	3,550,311
FNMA	4.50	02/01/2040	7,209,552	7,794,523
FNMA	4.50	02/01/2040	6,561,571	6,999,644
FNMA	4.50	03/01/2040	4,730,200	5,167,215
FNMA	4.50	05/01/2040	4,563,699	4,931,137

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	05/01/2040	$2,310,979	$2,482,600
FNMA	4.50	06/01/2040	1,971,461	2,103,082
FNMA	4.50	09/01/2040	57,554	61,397
FNMA	4.50	10/01/2040	4,537,834	4,840,795
FNMA	4.50	10/01/2040	916,618	977,166
FNMA	4.50	11/01/2040	3,592,591	3,832,444
FNMA	4.50	02/01/2041	13,981,699	14,915,164
FNMA	4.50	04/01/2041	4,355,183	4,703,111
FNMA	4.63	10/15/2013	600,000	641,527
FNMA	4.63	10/15/2014	1,000,000	1,105,519
FNMA	4.88	12/15/2016	950,000	1,127,379
FNMA	5.00	04/15/2015	1,000,000	1,134,563
FNMA	5.00	02/13/2017	500,000	594,843
FNMA	5.00	05/11/2017	1,200,000	1,432,348
FNMA	5.00	06/01/2019	264,358	287,583
FNMA	5.00	09/01/2019	1,031,781	1,116,465
FNMA	5.00	10/01/2019	332,858	362,102
FNMA	5.00	06/01/2020	207,296	224,472
FNMA	5.00	05/01/2023	1,344,223	1,449,301
FNMA	5.00	05/01/2023	246,938	267,700
FNMA	5.00	06/01/2023	707,645	762,961
FNMA	5.00	06/01/2023	284,861	307,129
FNMA	5.00	04/01/2024	377,580	407,568
FNMA	5.00	09/01/2024	274,249	300,737
FNMA	5.00	03/01/2025	3,880,335	4,183,659
FNMA	5.00	04/01/2034	1,196,601	1,293,852
FNMA	5.00	04/01/2034	483,857	529,381
FNMA	5.00	04/01/2035	5,750,578	6,217,941
FNMA	5.00	06/01/2035	2,004,502	2,167,100
FNMA	5.00	07/01/2035	99,826	107,923
FNMA	5.00	07/01/2035	268,959	290,776
FNMA	5.00	07/01/2035	192,423	208,032
FNMA	5.00	08/01/2035	249,122	269,330
FNMA	5.00	11/01/2035	2,300,712	2,487,337
FNMA	5.00	02/01/2036	9,618,170	10,398,359
FNMA	5.00	11/01/2036	1,066,748	1,153,112
FNMA	5.00	11/01/2036	528,184	571,111
FNMA	5.00	05/01/2037	752,080	812,969
FNMA	5.00	05/01/2037	194,360	210,095
FNMA	5.00	08/01/2037	1,636,453	1,768,940
FNMA	5.00	02/01/2038	4,855,920	5,249,813
FNMA	5.00	06/01/2039	2,776,229	3,000,992
FNMA	5.00	08/01/2039	7,955,834	8,597,451
FNMA	5.00	10/01/2039	1,967,124	2,125,768
FNMA	5.00	07/01/2040	13,609,136	14,830,009
FNMA	5.00	04/01/2041	4,707,086	5,096,997
FNMA ±	5.10	03/01/2037	152,391	162,049
FNMA	5.38	07/15/2016	1,000,000	1,189,528
FNMA	5.38	06/12/2017	1,500,000	1,825,398
FNMA	5.38	04/11/2022	1,000,000	1,005,258

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	75

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	5.43%	12/01/2036	$61,111	$65,847
FNMA	5.45	10/18/2021	200,000	235,755
FNMA	5.50	12/01/2012	483	489
FNMA	5.50	03/01/2013	118,782	125,643
FNMA	5.50	04/01/2014	98,287	107,012
FNMA	5.50	07/01/2014	334,369	364,051
FNMA	5.50	12/01/2014	12,208	13,292
FNMA	5.50	02/01/2015	71,834	78,210
FNMA	5.50	02/01/2016	27,211	29,624
FNMA	5.50	06/01/2016	602,812	656,264
FNMA	5.50	08/01/2016	101,539	110,553
FNMA	5.50	11/01/2016	619,211	674,117
FNMA	5.50	11/01/2016	26,296	28,628
FNMA	5.50	01/01/2017	333,761	363,562
FNMA	5.50	02/01/2017	231,335	251,871
FNMA	5.50	02/01/2017	11,128	12,128
FNMA	5.50	04/01/2017	289,411	315,073
FNMA	5.50	06/01/2017	497,125	541,205
FNMA	5.50	07/01/2017	465,232	506,484
FNMA	5.50	08/01/2017	124,929	136,007
FNMA	5.50	10/01/2017	490,010	533,459
FNMA	5.50	03/01/2018	141,187	153,720
FNMA	5.50	04/01/2018	179,448	195,360
FNMA	5.50	12/01/2018	1,945,719	2,120,659
FNMA	5.50	05/01/2021	466,993	514,672
FNMA	5.50	12/01/2021	145,641	158,644
FNMA	5.50	05/01/2023	475,774	519,889
FNMA	5.50	08/01/2023	8,594	9,383
FNMA	5.50	09/01/2023	207,873	226,324
FNMA	5.50	10/01/2023	283,385	308,538
FNMA	5.50	10/01/2023	16,758	18,246
FNMA	5.50	11/01/2023	166,608	181,396
FNMA	5.50	11/01/2023	23,985	26,114
FNMA	5.50	02/01/2024	43,608	47,479
FNMA %%	5.50	03/01/2024	6,000,000	6,536,250
FNMA	5.50	06/01/2024	499,950	544,326
FNMA	5.50	07/01/2024	897,656	980,048
FNMA	5.50	05/01/2025	677,844	738,789
FNMA	5.50	08/01/2025	264,796	290,791
FNMA	5.50	07/01/2033	487,883	533,339
FNMA	5.50	09/01/2033	1,265,511	1,383,418
FNMA	5.50	11/01/2033	484,261	529,380
FNMA	5.50	07/01/2034	635,040	694,008
FNMA	5.50	09/01/2034	219,077	239,420
FNMA	5.50	10/01/2034	249,358	272,512
FNMA	5.50	12/01/2034	1,096,793	1,198,638
FNMA	5.50	01/01/2035	6,209,688	6,786,302
FNMA	5.50	01/01/2035	1,046,415	1,143,255
FNMA	5.50	08/01/2035	783,828	856,367
FNMA	5.50	08/01/2035	1,592,838	1,740,246

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	08/01/2035	$223,761	$244,469
FNMA	5.50	09/01/2035	963,968	1,060,106
FNMA	5.50	12/01/2035	2,106,025	2,300,926
FNMA	5.50	01/01/2036	4,647,126	5,077,193
FNMA	5.50	01/01/2036	141,773	154,384
FNMA	5.50	02/01/2036	1,349,595	1,472,384
FNMA	5.50	04/01/2036	1,421,962	1,553,557
FNMA	5.50	09/01/2036	180,928	197,389
FNMA	5.50	02/01/2037	513,005	571,863
FNMA	5.50	03/01/2037	292,765	319,401
FNMA	5.50	05/01/2037	636,800	697,126
FNMA	5.50	06/01/2037	661,306	727,260
FNMA	5.50	02/01/2038	3,113,228	3,394,531
FNMA	5.50	02/01/2038	312,003	340,195
FNMA	5.50	02/01/2038	478,157	521,362
FNMA	5.50	02/01/2038	2,115,112	2,297,965
FNMA	5.50	04/01/2038	5,075,605	5,534,222
FNMA	5.50	05/01/2038	370,971	403,041
FNMA	5.50	05/01/2038	4,593,097	5,010,987
FNMA	5.50	06/01/2038	5,268,086	5,744,095
FNMA	5.50	06/01/2038	51,455	55,903
FNMA	5.50	07/01/2038	5,207,838	5,678,403
FNMA	5.50	08/01/2038	377,063	409,660
FNMA	5.50	09/01/2038	774,989	845,014
FNMA	5.50	09/01/2038	538,325	584,864
FNMA	5.50	11/01/2038	1,702,900	1,856,770
FNMA	5.50	01/01/2039	1,837,862	2,003,926
FNMA	5.50	01/01/2039	836,741	909,078
FNMA	5.50	05/01/2039	1,826,406	1,991,435
FNMA	5.50	06/01/2039	3,502,202	3,818,651
FNMA ±	5.54	01/01/2037	69,858	75,408
FNMA ±	5.54	04/01/2036	280,443	300,457
FNMA ±	5.57	10/01/2037	895,578	956,379
FNMA	5.63	07/15/2037	150,000	205,992
FNMA ±	5.65	03/01/2036	573,299	614,893
FNMA	6.00	04/01/2013	14,697	15,839
FNMA	6.00	08/01/2013	8,857	9,147
FNMA	6.00	01/01/2014	152,332	157,149
FNMA	6.00	01/01/2014	39,407	43,385
FNMA	6.00	04/01/2014	91,604	98,721
FNMA	6.00	07/01/2016	25,340	27,356
FNMA	6.00	09/01/2016	12,707	13,529
FNMA	6.00	11/01/2017	498,219	540,233
FNMA	6.00	11/01/2017	74,961	80,785
FNMA	6.00	01/01/2018	306,624	330,282
FNMA	6.00	01/01/2018	148,576	160,139
FNMA	6.00	05/01/2021	373,673	404,514
FNMA	6.00	05/01/2021	320,525	346,830
FNMA	6.00	09/01/2021	147,383	159,478
FNMA	6.00	08/01/2022	193,180	208,912

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	77

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	10/01/2022	$385,997	$417,433
FNMA	6.00	02/01/2023	67,335	72,703
FNMA	6.00	07/01/2023	437,140	471,990
FNMA	6.00	10/01/2023	224,068	241,931
FNMA	6.00	11/01/2023	129,142	139,700
FNMA	6.00	12/01/2023	312,139	337,024
FNMA	6.00	09/01/2024	19,303	20,929
FNMA	6.00	11/01/2033	76,007	84,821
FNMA	6.00	08/01/2034	332,922	369,186
FNMA	6.00	09/01/2034	348,343	386,287
FNMA	6.00	10/01/2034	269,889	299,288
FNMA	6.00	11/01/2034	425,249	471,571
FNMA	6.00	03/01/2035	183,598	203,052
FNMA	6.00	01/01/2036	1,532,916	1,695,343
FNMA	6.00	03/01/2036	110,816	122,558
FNMA	6.00	04/18/2036	500,000	580,528
FNMA	6.00	09/01/2036	21,008	23,155
FNMA	6.00	09/01/2036	394,166	434,454
FNMA	6.00	09/01/2036	426,966	470,606
FNMA	6.00	11/01/2036	4,616,228	5,088,051
FNMA	6.00	01/01/2037	2,151,135	2,375,036
FNMA	6.00	02/01/2037	9,169	10,106
FNMA	6.00	03/01/2037	1,684,644	1,855,778
FNMA	6.00	04/01/2037	42,267	46,561
FNMA	6.00	05/01/2037	2,752,497	3,032,108
FNMA	6.00	05/01/2037	34,393	37,887
FNMA	6.00	06/01/2037	45,806	50,459
FNMA	6.00	08/01/2037	219,012	241,261
FNMA	6.00	08/01/2037	456,613	504,996
FNMA	6.00	08/01/2037	27,905	30,740
FNMA	6.00	08/01/2037	3,766,243	4,148,836
FNMA	6.00	09/01/2037	178,776	196,937
FNMA	6.00	09/01/2037	241,179	265,679
FNMA	6.00	09/01/2037	211,507	232,993
FNMA	6.00	09/01/2037	270,258	297,712
FNMA	6.00	09/01/2037	246,107	271,107
FNMA	6.00	09/01/2037	250,394	275,830
FNMA	6.00	09/01/2037	1,628,124	1,793,517
FNMA	6.00	09/01/2037	28,381	31,264
FNMA	6.00	09/01/2037	155,246	171,016
FNMA	6.00	10/01/2037	387,041	426,358
FNMA	6.00	10/01/2037	229,871	253,222
FNMA	6.00	10/01/2037	19,393	21,363
FNMA	6.00	10/01/2037	7,794	8,586
FNMA	6.00	10/01/2037	6,256,782	6,892,376
FNMA	6.00	10/01/2037	2,673,850	2,943,801
FNMA	6.00	10/01/2037	2,096,371	2,324,399
FNMA	6.00	10/01/2037	981,310	1,083,449
FNMA	6.00	11/01/2037	141,996	156,421
FNMA	6.00	11/01/2037	85,484	94,168

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	11/01/2037	$195,644	$215,519
FNMA	6.00	11/01/2037	29,140	32,101
FNMA	6.00	11/01/2037	33,503	36,906
FNMA	6.00	12/01/2037	129,331	142,469
FNMA	6.00	01/01/2038	163,887	180,536
FNMA	6.00	01/01/2038	148,201	163,256
FNMA	6.00	01/01/2038	1,401,204	1,543,545
FNMA	6.00	02/01/2038	218,976	241,220
FNMA	6.00	02/01/2038	218,354	241,082
FNMA	6.00	02/01/2038	8,459	9,318
FNMA	6.00	05/01/2038	196,090	216,010
FNMA	6.00	06/01/2038	146,754	161,662
FNMA	6.00	07/01/2038	692,103	764,140
FNMA	6.00	07/01/2038	98,650	108,672
FNMA	6.00	07/01/2038	1,168,692	1,287,413
FNMA	6.00	07/01/2038	332,792	366,598
FNMA	6.00	07/01/2038	27,814	30,657
FNMA	6.00	08/01/2038	212,954	234,587
FNMA	6.00	08/01/2038	79,614	87,702
FNMA	6.00	08/01/2038	54,133	59,632
FNMA	6.00	08/01/2038	284,590	313,500
FNMA	6.00	08/01/2038	182,316	200,836
FNMA	6.00	08/01/2038	4,898	5,408
FNMA	6.00	09/01/2038	210,213	231,567
FNMA	6.00	09/01/2038	199,212	219,449
FNMA	6.00	09/01/2038	164,642	181,367
FNMA	6.00	09/01/2038	249,621	274,979
FNMA	6.00	09/01/2038	242,165	266,765
FNMA	6.00	09/01/2038	11,600	12,778
FNMA	6.00	09/01/2038	267,613	294,798
FNMA	6.00	09/01/2038	141,702	156,097
FNMA	6.00	09/01/2038	193,153	212,774
FNMA	6.00	09/01/2038	95,179	104,848
FNMA	6.00	09/01/2038	42,281	46,800
FNMA	6.00	09/01/2038	24,384	26,861
FNMA	6.00	09/01/2038	42,965	47,558
FNMA	6.00	10/01/2038	266,468	293,537
FNMA	6.00	10/01/2038	111,042	122,322
FNMA	6.00	10/01/2038	159,895	176,138
FNMA	6.00	10/01/2038	65,810	72,495
FNMA	6.00	11/01/2038	152,425	167,909
FNMA	6.00	11/01/2038	97,514	107,361
FNMA	6.00	11/01/2038	191,966	211,347
FNMA	6.00	11/01/2038	146,983	161,915
FNMA	6.00	11/01/2038	121,522	133,867
FNMA	6.00	11/01/2038	2,556,004	2,815,656
FNMA	6.00	11/01/2038	34,778	38,311
FNMA	6.00	12/01/2038	426,446	469,767
FNMA	6.00	12/01/2038	155,949	171,791
FNMA	6.00	12/01/2038	429,236	472,839

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	79

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	01/01/2039	$178,358	$196,477
FNMA	6.00	01/01/2039	175,007	192,731
FNMA	6.00	03/01/2039	28,238	31,177
FNMA	6.00	04/01/2039	224,610	247,356
FNMA	6.00	09/01/2039	660,487	727,582
FNMA	6.00	09/01/2039	9,522	10,489
FNMA	6.00	04/01/2040	902,941	996,117
FNMA	6.21	08/06/2038	200,000	287,459
FNMA	6.50	08/01/2015	59,566	61,499
FNMA	6.50	06/01/2036	75,405	85,363
FNMA	6.50	07/01/2036	849,253	963,169
FNMA	6.50	09/01/2036	64,444	72,954
FNMA	6.50	09/01/2036	386,905	438,964
FNMA	6.50	12/01/2036	716,839	811,500
FNMA	6.50	04/01/2037	68,126	77,015
FNMA	6.50	05/01/2037	3,346	3,775
FNMA	6.50	05/01/2037	140,504	158,750
FNMA	6.50	06/01/2037	526,870	597,103
FNMA	6.50	06/01/2037	289,275	327,837
FNMA	6.50	08/01/2037	234,781	264,904
FNMA	6.50	09/01/2037	1,864,869	2,104,139
FNMA	6.50	09/01/2037	9,565	10,793
FNMA	6.50	10/01/2037	209,026	236,629
FNMA	6.50	10/01/2037	122,420	138,127
FNMA	6.50	10/01/2037	3,300,805	3,724,310
FNMA	6.50	11/01/2037	212,522	239,789
FNMA	6.50	11/01/2037	1,368,654	1,544,257
FNMA	6.50	11/01/2037	23,330	26,324
FNMA	6.50	01/01/2038	106,111	119,592
FNMA	6.50	03/01/2038	33,545	37,849
FNMA	6.50	07/01/2038	69,047	77,820
FNMA	6.50	09/01/2038	136,131	154,107
FNMA	6.50	09/01/2038	49,164	55,411
FNMA	6.50	09/01/2038	6,699	7,550
FNMA	6.50	09/01/2038	264,862	298,513
FNMA	6.50	10/01/2038	221,346	249,745
FNMA	6.50	01/01/2039	2,178,182	2,457,651
FNMA	6.50	02/01/2039	174,536	195,839
FNMA	6.50	10/01/2039	1,713,786	1,933,671
FNMA	6.63	11/15/2030	1,300,000	1,902,202
FNMA	7.00	06/01/2036	375,992	435,639
FNMA	7.00	05/01/2037	252,355	287,401
FNMA	7.00	08/01/2037	111,104	126,533
FNMA	7.00	08/01/2037	177,075	201,666
FNMA	7.00	10/01/2038	6,191	7,051
FNMA	7.13	01/15/2030	500,000	757,610
FNMA	7.25	05/15/2030	1,300,000	2,001,045
GNMA %%	3.50	03/15/2035	5,000,000	5,240,625
GNMA	3.50	12/15/2040	700,271	736,735
GNMA	3.50	01/15/2041	725,247	761,426

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA	4.00%	06/15/2039	$802,475	$865,577
GNMA	4.00	07/15/2039	180,794	195,010
GNMA	4.00	07/15/2039	703,434	758,748
GNMA %%	4.00	11/15/2039	5,000,000	5,384,375
GNMA	4.00	08/15/2040	7,735,075	8,343,317
GNMA	4.00	09/15/2040	11,839,150	12,770,113
GNMA	4.00	10/15/2040	2,825,979	3,057,029
GNMA	4.00	12/15/2040	4,673,280	5,062,666
GNMA	4.00	01/15/2041	4,679,755	5,069,681
GNMA	4.00	01/15/2041	1,894,541	2,052,397
GNMA	4.00	07/15/2041	1,968,602	2,123,402
GNMA	4.50	03/15/2037	110,463	120,732
GNMA	4.50	03/15/2038	135,168	147,883
GNMA	4.50	03/15/2039	1,170,977	1,281,129
GNMA	4.50	03/15/2039	11,674,695	12,761,969
GNMA	4.50	04/15/2039	2,310,048	2,525,185
GNMA	4.50	05/15/2039	2,366,807	2,598,324
GNMA	4.50	06/15/2039	1,574,895	1,721,566
GNMA	4.50	06/15/2039	795,109	869,158
GNMA	4.50	07/15/2039	3,081,102	3,368,048
GNMA	4.50	07/15/2039	1,699,288	1,857,545
GNMA	4.50	09/15/2039	8,022,815	8,769,986
GNMA	4.50	09/15/2039	1,136,239	1,242,058
GNMA	4.50	10/15/2039	2,405,891	2,629,954
GNMA	4.50	12/15/2039	1,729,750	1,898,951
GNMA	4.50	01/15/2040	2,918,278	3,183,676
GNMA	4.50	04/15/2040	450,346	491,301
GNMA	4.50	05/15/2040	3,099,874	3,406,973
GNMA	4.50	05/15/2040	4,817,848	5,289,122
GNMA	4.50	05/15/2040	99,999	109,221
GNMA	4.50	06/15/2040	1,796,577	1,959,964
GNMA	4.50	06/15/2040	1,940,648	2,130,479
GNMA	4.50	06/15/2040	347,385	378,978
GNMA	4.50	07/15/2040	6,522,207	7,115,358
GNMA	4.50	09/15/2040	1,025,429	1,118,685
GNMA	4.50	09/15/2040	338,902	369,723
GNMA	4.50	09/15/2040	1,197,658	1,306,577
GNMA	4.50	10/15/2040	267,214	291,515
GNMA	4.50	10/15/2040	116,784	127,806
GNMA	4.50	11/15/2040	3,586,964	3,913,175
GNMA	4.50	11/15/2040	144,195	157,309
GNMA	4.50	12/15/2040	274,296	299,241
GNMA	4.50	02/15/2041	2,508,580	2,753,966
GNMA	4.50	03/15/2041	263,588	288,466
GNMA	4.50	03/15/2041	313,712	342,242
GNMA	4.50	04/15/2041	500,000	545,471
GNMA	4.50	04/15/2041	4,193,941	4,575,352
GNMA	4.50	04/15/2041	681,796	743,801
GNMA	4.50	05/15/2041	266,352	290,575
GNMA	4.50	06/15/2041	4,535,886	4,948,394

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	81

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	06/15/2041	$466,433	$508,852
GNMA	4.50	06/15/2041	289,021	315,305
GNMA	4.50	07/15/2041	436,683	476,396
GNMA	4.50	10/15/2041	205,281	223,950
GNMA	4.50	10/15/2041	531,130	579,433
GNMA	4.50	10/15/2041	174,008	189,833
GNMA	5.00	03/15/2035	995,454	1,101,693
GNMA	5.00	05/15/2038	9,730,001	10,756,268
GNMA	5.00	06/15/2039	6,296,364	6,960,470
GNMA	5.00	09/15/2039	9,988,318	11,101,136
GNMA	5.00	11/15/2039	2,357,837	2,620,528
GNMA	5.00	01/15/2040	3,997,691	4,443,082
GNMA	5.00	02/15/2040	2,383,717	2,649,292
GNMA	5.00	03/15/2040	9,277,636	10,256,190
GNMA	5.00	05/15/2040	4,492,613	4,966,469
GNMA	5.00	07/15/2040	3,127,822	3,457,727
GNMA	5.50	09/15/2034	586,740	656,181
GNMA	5.50	11/15/2035	651,644	727,544
GNMA	5.50	12/15/2035	738,599	824,628
GNMA	5.50	02/15/2036	406,422	453,443
GNMA	5.50	03/15/2036	364,547	408,591
GNMA	5.50	02/15/2038	1,414,438	1,577,786
GNMA	5.50	02/15/2038	957,480	1,067,507
GNMA	5.50	03/15/2038	248,178	276,697
GNMA	5.50	06/15/2038	112,521	125,451
GNMA	5.50	08/15/2038	4,457,934	4,999,465
GNMA	5.50	08/15/2038	142,065	158,390
GNMA	5.50	09/15/2038	3,511,103	3,915,079
GNMA	5.50	09/15/2038	324,109	363,480
GNMA	5.50	09/15/2038	259,046	288,820
GNMA	5.50	10/15/2038	3,781,726	4,216,296
GNMA	5.50	12/15/2038	1,173,164	1,307,976
GNMA	5.50	01/15/2039	638,853	712,266
GNMA	5.50	07/15/2039	110,788	123,520
GNMA	5.50	10/15/2039	3,787,750	4,223,013
GNMA	5.50	02/15/2040	294,074	327,867
GNMA	5.50	02/15/2040	81,574	90,948
GNMA	5.50	03/15/2040	124,800	139,141
GNMA	5.50	03/15/2040	378,343	421,820
GNMA	5.50	07/15/2040	187,837	209,422
GNMA	5.50	02/15/2041	318,252	354,823
GNMA	5.50	04/15/2041	1,115,432	1,246,049
GNMA	6.00	12/15/2031	23,745	26,818
GNMA	6.00	06/15/2036	488,254	551,746
GNMA	6.00	08/15/2036	22,018	24,792
GNMA	6.00	05/15/2037	16,537	18,641
GNMA	6.00	05/15/2037	443,466	498,917
GNMA	6.00	05/15/2037	88,654	99,740
GNMA	6.00	06/15/2037	54,556	61,408
GNMA	6.00	06/15/2037	210,192	236,475

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	07/15/2037	$118,780	$133,633
GNMA	6.00	08/15/2037	17,068	19,202
GNMA	6.00	08/15/2037	207,405	233,339
GNMA	6.00	01/15/2038	1,119,475	1,259,105
GNMA	6.00	01/15/2038	8,719	9,807
GNMA	6.00	02/15/2038	20,460	23,012
GNMA	6.00	07/15/2038	1,397,743	1,572,409
GNMA	6.00	08/15/2038	825,268	928,202
GNMA	6.00	08/15/2038	1,426,326	1,604,229
GNMA	6.00	08/15/2038	566,427	637,077
GNMA	6.00	09/15/2038	13,199	14,846
GNMA	6.00	09/15/2038	1,619,844	1,821,884
GNMA	6.00	09/15/2038	19,895	22,377
GNMA	6.00	09/15/2038	10,076	11,333
GNMA	6.00	09/15/2038	584,856	657,864
GNMA	6.00	10/15/2038	124,333	139,841
GNMA	6.00	10/15/2038	897,579	1,009,532
GNMA	6.00	10/15/2038	144,278	162,273
GNMA	6.00	10/15/2038	86,107	96,846
GNMA	6.00	10/15/2038	380,027	427,427
GNMA	6.00	11/15/2038	202,658	227,935
GNMA	6.00	12/15/2038	22,272	25,106
GNMA	6.00	12/15/2038	1,797,304	2,021,479
GNMA	6.00	01/15/2039	551,359	620,129
GNMA	6.00	01/15/2039	9,673	10,880
GNMA	6.00	02/15/2039	12,569	14,137
GNMA	6.00	06/15/2039	52,211	58,854
GNMA	6.00	08/15/2039	74,030	83,430
GNMA	6.00	08/15/2039	16,116	18,126
GNMA	6.00	10/15/2039	102,522	115,309
GNMA	6.00	11/15/2039	11,633	13,084
GNMA	6.00	12/15/2039	1,112,706	1,251,665
GNMA	6.00	03/15/2040	3,090	3,476
GNMA	6.00	03/15/2040	11,776	13,308
GNMA	6.00	12/15/2040	814,538	916,176
GNMA	6.50	11/15/2023	1,018	1,173
GNMA	6.50	12/15/2023	1,395	1,605
GNMA	6.50	09/15/2036	189,520	217,613
GNMA	6.50	09/15/2036	147,283	169,115
GNMA	6.50	10/15/2036	201,492	232,052
GNMA	6.50	11/15/2036	9,185	10,580
GNMA	6.50	12/15/2036	26,725	30,711
GNMA	6.50	02/15/2037	29,762	34,238
GNMA	6.50	12/15/2037	133,310	152,883
GNMA	6.50	04/15/2038	111,888	128,299
GNMA	6.50	05/15/2038	17,476	20,039
GNMA	6.50	05/15/2038	143,284	164,747
GNMA	6.50	07/15/2038	7,426	8,527
GNMA	6.50	08/15/2038	30,360	34,813
GNMA	6.50	08/15/2038	144,593	165,800

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	10/15/2038	$199,901	$229,219
GNMA	6.50	11/15/2038	4,595	5,282
GNMA	6.50	11/15/2038	236,937	271,687
GNMA	6.50	12/15/2038	455,594	522,414
GNMA	6.50	02/15/2039	5,065	5,808
GNMA	7.00	03/15/2037	39,819	46,421
TVA	3.88	02/15/2021	1,320,000	1,498,504
TVA	4.50	04/01/2018	200,000	234,926
TVA	5.25	09/15/2039	400,000	499,665
TVA	5.50	07/18/2017	650,000	791,812
TVA	6.15	01/15/2038	400,000	554,312
TVA	5.88	04/01/2036	300,000	401,006
TVA Series A	4.65	06/15/2035	200,000	227,944
TVA Series A	4.88	01/15/2048	200,000	236,822

Total Agency Securities (Cost $1,246,512,933)				1,300,539,198

Corporate Bonds and Notes: 20.97%

Consumer Discretionary: 1.91%

Auto Components: 0.04%
Borgwarner Incorporated	4.63	09/15/2020	100,000	107,233
Johnson Controls Incorporated	1.75	03/01/2014	200,000	203,538
Johnson Controls Incorporated	3.75	12/01/2021	500,000	527,759
Johnson Controls Incorporated	4.25	03/01/2021	120,000	129,473
Johnson Controls Incorporated	4.88	09/15/2013	250,000	263,290
Johnson Controls Incorporated	5.00	03/30/2020	100,000	114,384
Johnson Controls Incorporated	5.50	01/15/2016	250,000	283,128
Johnson Controls Incorporated	5.70	03/01/2041	240,000	271,779
O’Reilly Automotive Incorporated	4.88	01/14/2021	45,000	48,417

				1,949,001

Diversified Consumer Services: 0.06%
Cornell University	5.45	02/01/2019	100,000	119,873
Dartmouth College	4.75	06/01/2019	75,000	86,753
Johns Hopkins University	5.25	07/01/2019	250,000	296,100
President & Fellows of Harvard College	4.88	10/15/2040	300,000	353,613
Princeton University	5.70	03/01/2039	500,000	653,405
Stanford University	4.75	05/01/2019	500,000	586,505
Vanderbilt University	5.25	04/01/2019	250,000	299,140
Yale University	2.90	10/15/2014	325,000	345,033

				2,740,422

Hotels, Restaurants & Leisure: 0.12%
Darden Restaurants Incorporated	6.20	10/15/2017	105,000	119,485
Darden Restaurants Incorporated	6.80	10/15/2037	20,000	22,958
Hyatt Hotels Corporation	3.88	08/15/2016	100,000	103,544
International Game Technology	5.50	06/15/2020	250,000	263,899
Marriott International Incorporated	5.81	11/10/2015	425,000	474,123

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corporation	3.50%	07/15/2020	$200,000	$216,872
McDonald’s Corporation	3.63	05/20/2021	100,000	109,363
McDonald’s Corporation	4.30	03/01/2013	400,000	414,384
McDonald’s Corporation	5.35	03/01/2018	400,000	484,778
McDonald’s Corporation	5.80	10/15/2017	100,000	122,621
McDonald’s Corporation	6.30	10/15/2037	300,000	413,223
McDonald’s Corporation	6.30	03/01/2038	600,000	828,404
Starbucks Corporation	6.25	08/15/2017	500,000	592,864
Yum! Brands Incorporated	5.30	09/15/2019	250,000	283,781
Yum! Brands Incorporated	6.25	03/15/2018	600,000	713,636
Yum! Brands Incorporated	6.88	11/15/2037	50,000	63,947

				5,227,882

Household Durables: 0.03%
Fortune Brands Incorporated	5.38	01/15/2016	36,000	39,965
Fortune Brands Incorporated	6.38	06/15/2014	250,000	275,990
MDC Holdings Incorporated	5.38	07/01/2015	65,000	66,254
Newell Rubbermaid Incorporated	4.70	08/15/2020	200,000	216,940
Newell Rubbermaid Incorporated	5.50	04/15/2013	200,000	209,254
Newell Rubbermaid Incorporated	6.25	04/15/2018	165,000	190,037
Whirlpool Corporation	4.85	06/15/2021	100,000	100,878
Whirlpool Corporation	8.60	05/01/2014	320,000	356,751

				1,456,069

Internet & Catalog Retail: 0.02%
Expedia Incorporated	5.95	08/15/2020	600,000	612,700

Leisure Equipment & Products: 0.02%
Hasbro Incorporated	6.13	05/15/2014	300,000	327,303
Hasbro Incorporated	6.35	03/15/2040	155,000	171,930
Mattel Incorporated	2.50	11/01/2016	280,000	285,289
Mattel Incorporated	4.35	10/01/2020	100,000	105,254
Mattel Incorporated	6.20	10/01/2040	100,000	113,731

				1,003,507

Media: 1.21%
CBS Corporation	4.63	05/15/2018	180,000	194,281
CBS Corporation	7.88	07/30/2030	600,000	797,631
CBS Corporation	8.88	05/15/2019	500,000	666,533
Comcast Corporation	4.95	06/15/2016	350,000	395,619
Comcast Corporation	5.15	03/01/2020	500,000	585,892
Comcast Corporation	5.30	01/15/2014	800,000	864,486
Comcast Corporation	5.70	07/01/2019	1,000,000	1,189,943
Comcast Corporation	5.85	11/15/2015	500,000	576,936
Comcast Corporation	5.88	02/15/2018	75,000	89,485
Comcast Corporation	5.90	03/15/2016	975,000	1,134,091
Comcast Corporation	6.30	11/15/2017	500,000	609,676
Comcast Corporation	6.40	03/01/2040	500,000	638,521
Comcast Corporation	6.45	03/15/2037	900,000	1,121,840

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)
Comcast Corporation	6.50%	11/15/2035	$550,000	$681,883
Comcast Corporation	6.55	07/01/2039	650,000	825,007
Comcast Corporation	6.95	08/15/2037	400,000	527,344
Comcast Corporation	8.38	03/15/2013	365,000	393,536
Cox Communications Incorporated	4.63	06/01/2013	500,000	524,091
Cox Communications Incorporated	5.45	12/15/2014	180,000	200,829
DIRECTV Holdings LLC	3.55	03/15/2015	285,000	302,509
DIRECTV Holdings LLC	4.60	02/15/2021	350,000	379,594
DIRECTV Holdings LLC	4.75	10/01/2014	500,000	544,810
DIRECTV Holdings LLC	5.00	03/01/2021	700,000	777,470
DIRECTV Holdings LLC	5.20	03/15/2020	330,000	371,151
DIRECTV Holdings LLC	5.88	10/01/2019	1,000,000	1,163,184
DIRECTV Holdings LLC	6.00	08/15/2040	400,000	458,015
DIRECTV Holdings LLC	6.35	03/15/2040	145,000	170,780
DIRECTV Holdings LLC	6.38	03/01/2041	500,000	600,715
DIRECTV Holdings LLC	7.63	05/15/2016	620,000	651,800
Discovery Communications	3.70	06/01/2015	250,000	267,994
Discovery Communications	4.38	06/15/2021	300,000	332,384
Discovery Communications	5.05	06/01/2020	750,000	859,634
Discovery Communications	6.35	06/01/2040	250,000	314,336
McGraw-Hill Company Incorporated	5.90	11/15/2017	250,000	290,216
NBC Universal Incorporated	2.10	04/01/2014	500,000	509,687
NBC Universal Incorporated	2.88	04/01/2016	500,000	521,571
NBC Universal Incorporated	3.65	04/30/2015	300,000	321,821
NBC Universal Incorporated	4.38	04/01/2021	1,500,000	1,642,625
NBC Universal Incorporated	6.40	04/30/2040	1,000,000	1,264,744
News America Incorporated	4.50	02/15/2021	500,000	538,863
News America Incorporated	5.30	12/15/2014	180,000	199,833
News America Incorporated	6.15	02/15/2041	735,000	873,078
News America Incorporated	6.40	12/15/2035	750,000	874,776
News America Incorporated	6.65	11/15/2037	600,000	729,832
News America Incorporated	6.90	03/01/2019	1,300,000	1,580,829
News America Incorporated	6.90	08/15/2039	500,000	619,647
News America Incorporated	8.15	10/17/2036	250,000	318,846
Omnicom Group Incorporated	4.45	08/15/2020	90,000	98,958
Omnicom Group Incorporated	5.90	04/15/2016	500,000	572,918
Omnicom Group Incorporated	6.25	07/15/2019	650,000	765,958
TCI Communications Incorporated	7.13	02/15/2028	350,000	443,333
TCI Communications Incorporated	8.75	08/01/2015	500,000	611,153
Thompson Reuters Corporation	5.85	04/15/2040	134,000	151,639
Time Warner Cable Incorporated	3.50	02/01/2015	250,000	265,867
Time Warner Cable Incorporated	4.00	01/15/2022	300,000	318,298
Time Warner Cable Incorporated	4.13	02/15/2021	500,000	530,483
Time Warner Cable Incorporated	4.70	01/15/2021	250,000	278,705
Time Warner Cable Incorporated	4.88	03/15/2020	500,000	562,226
Time Warner Cable Incorporated	5.00	02/01/2020	535,000	600,548
Time Warner Cable Incorporated	5.85	05/01/2017	500,000	588,420
Time Warner Cable Incorporated	5.88	11/15/2016	1,500,000	1,773,783
Time Warner Cable Incorporated	5.88	11/15/2040	250,000	283,330
Time Warner Cable Incorporated	6.20	07/01/2013	600,000	642,513

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	6.20%	03/15/2040	$300,000	$355,741
Time Warner Cable Incorporated	6.25	03/29/2041	500,000	601,792
Time Warner Cable Incorporated	6.50	11/15/2036	252,000	307,502
Time Warner Cable Incorporated	6.55	05/01/2037	500,000	602,468
Time Warner Cable Incorporated	6.63	05/15/2029	800,000	975,371
Time Warner Cable Incorporated	6.75	07/01/2018	2,000,000	2,458,380
Time Warner Cable Incorporated	6.75	06/15/2039	500,000	622,052
Time Warner Cable Incorporated	7.30	07/01/2038	800,000	1,026,296
Time Warner Cable Incorporated	7.50	04/01/2014	150,000	169,610
Time Warner Cable Incorporated	7.57	02/01/2024	250,000	317,179
Time Warner Cable Incorporated	7.63	04/15/2031	825,000	1,104,946
Time Warner Cable Incorporated	7.70	05/01/2032	700,000	951,922
Time Warner Cable Incorporated	8.25	02/14/2014	150,000	170,543
Time Warner Cable Incorporated	8.25	04/01/2019	650,000	842,823
Time Warner Cable Incorporated	8.38	03/15/2023	250,000	341,876
Time Warner Cable Incorporated	8.38	07/15/2033	300,000	392,773
Time Warner Cable Incorporated	8.75	02/14/2019	204,000	269,771
Time Warner Cable Incorporated	9.15	02/01/2023	250,000	347,172
Viacom Incorporated	1.25	02/27/2015	100,000	100,152
Viacom Incorporated	3.50	04/01/2017	100,000	107,340
Viacom Incorporated	4.38	09/15/2014	150,000	162,209
Viacom Incorporated	4.50	03/01/2021	500,000	549,156
Viacom Incorporated	5.50	05/15/2033	200,000	214,460
Viacom Incorporated	5.63	09/15/2019	150,000	176,233
Viacom Incorporated	6.13	10/05/2017	250,000	298,068
Viacom Incorporated	6.75	10/05/2037	50,000	64,494
Viacom Incorporated	6.88	04/30/2036	680,000	885,672
Walt Disney Company	1.35	08/16/2016	500,000	504,931
Walt Disney Company	2.75	08/16/2021	500,000	506,620
Walt Disney Company	4.13	12/01/2041	500,000	511,228
Walt Disney Company	4.50	12/15/2013	700,000	749,478
Walt Disney Company	5.50	03/15/2019	500,000	606,131
Walt Disney Company Series B	7.00	03/01/2032	75,000	105,828
Walt Disney Company Series C	5.63	09/15/2016	250,000	297,733

				55,684,450

Multiline Retail: 0.18%
Kohl’s Corporation	6.00	01/15/2033	65,000	72,499
Kohl’s Corporation	6.25	12/15/2017	500,000	592,228
Macy’s Retail Holdings Incorporated	3.88	01/15/2022	200,000	205,565
Macy’s Retail Holdings Incorporated	5.75	07/15/2014	355,000	390,552
Macy’s Retail Holdings Incorporated	5.90	12/01/2016	500,000	575,457
Macy’s Retail Holdings Incorporated	6.70	07/15/2034	500,000	587,742
Macy’s Retail Holdings Incorporated	6.90	04/01/2029	500,000	595,705
Nordstrom Incorporated	4.75	05/01/2020	135,000	153,744
Nordstrom Incorporated	6.25	01/15/2018	500,000	608,556
Nordstrom Incorporated	6.75	06/01/2014	60,000	67,904
Target Corporation	1.13	07/18/2014	105,000	106,168
Target Corporation	2.90	01/15/2022	750,000	754,409
Target Corporation	5.38	05/01/2017	350,000	415,279

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Multiline Retail (continued)
Target Corporation	5.88%	07/15/2016	$300,000	$355,592
Target Corporation	6.00	01/15/2018	500,000	612,498
Target Corporation	6.50	10/15/2037	400,000	537,700
Target Corporation	7.00	07/15/2031	500,000	655,363
Target Corporation	7.00	01/15/2038	800,000	1,135,896

				8,422,857

Specialty Retail: 0.22%
Advance Auto Parts Incorporated	4.50	01/15/2022	100,000	106,413
AutoZone Incorporated	5.75	01/15/2015	150,000	167,705
AutoZone Incorporated	6.50	01/15/2014	450,000	490,254
Best Buy Company Incorporated	3.75	03/15/2016	100,000	99,659
Best Buy Company Incorporated	5.50	03/15/2021	350,000	340,754
Family Dollar Stores Incorporated	5.00	02/01/2021	100,000	103,032
Gap Incorporated	5.95	04/12/2021	700,000	701,851
Home Depot Incorporated	3.95	09/15/2020	400,000	441,674
Home Depot Incorporated	4.40	04/01/2021	500,000	573,137
Home Depot Incorporated	5.25	12/16/2013	550,000	595,725
Home Depot Incorporated	5.40	03/01/2016	680,000	789,702
Home Depot Incorporated	5.40	09/15/2040	200,000	237,997
Home Depot Incorporated	5.88	12/16/2036	1,000,000	1,248,311
Home Depot Incorporated	5.95	04/01/2041	500,000	643,583
Lowe’s Companies Incorporated	3.75	04/15/2021	150,000	161,499
Lowe’s Companies Incorporated	4.63	04/15/2020	400,000	450,744
Lowe’s Companies Incorporated	5.00	10/15/2015	600,000	678,557
Lowe’s Companies Incorporated	5.80	10/15/2036	250,000	296,178
Lowe’s Companies Incorporated	5.80	04/15/2040	110,000	132,776
Lowe’s Companies Incorporated	6.50	03/15/2029	75,000	94,828
Lowe’s Companies Incorporated	6.65	09/15/2037	350,000	457,439
O’Reilly Automotive Incorporated	4.63	09/15/2021	150,000	160,197
Staples Incorporated	9.75	01/15/2014	500,000	573,400
TJX Companies Incorporated	4.20	08/15/2015	250,000	274,183
TJX Companies Incorporated	6.95	04/15/2019	85,000	106,039

				9,925,637

Textiles, Apparel & Luxury Goods: 0.01%
Cintas Corporation	6.13	12/01/2017	200,000	235,344
Cintas Corporation	6.15	08/15/2036	50,000	58,887
VF Corporation	5.95	11/01/2017	100,000	118,829
VF Corporation	6.45	11/01/2037	150,000	191,665

				604,725

Consumer Staples: 1.93%

Beverages: 0.48%
Anheuser-Busch Companies Incorporated	1.50	07/14/2014	300,000	304,747
Anheuser-Busch Companies Incorporated	5.50	01/15/2018	200,000	236,439
Anheuser-Busch Companies Incorporated	5.60	03/01/2017	50,000	59,048
Anheuser-Busch Companies Incorporated	5.75	04/01/2036	250,000	303,806
Anheuser-Busch InBev Worldwide Incorporated	2.88	02/15/2016	45,000	47,838

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	4.13%	01/15/2015	$625,000	$681,096
Anheuser-Busch InBev Worldwide Incorporated	4.38	02/15/2021	30,000	34,120
Anheuser-Busch InBev Worldwide Incorporated	5.00	04/15/2020	1,000,000	1,170,399
Anheuser-Busch InBev Worldwide Incorporated	5.38	11/15/2014	1,000,000	1,118,819
Anheuser-Busch InBev Worldwide Incorporated	5.38	01/15/2020	900,000	1,072,906
Anheuser-Busch InBev Worldwide Incorporated	6.38	01/15/2040	750,000	1,032,559
Anheuser-Busch InBev Worldwide Incorporated	7.75	01/15/2019	1,500,000	1,974,654
Anheuser-Busch InBev Worldwide Incorporated	8.20	01/15/2039	500,000	783,958
Bottling Group LLC	5.00	11/15/2013	500,000	537,551
Bottling Group LLC	6.95	03/15/2014	750,000	845,012
Brown-Forman Corporation	2.50	01/15/2016	100,000	103,653
Coca-Cola Company	0.75	11/15/2013	450,000	452,268
Coca-Cola Company	1.50	11/15/2015	1,200,000	1,231,932
Coca-Cola Company	1.80	09/01/2016	660,000	678,658
Coca-Cola Company	3.15	11/15/2020	1,010,000	1,074,738
Coca-Cola Company	3.30	09/01/2021	70,000	74,698
Coca-Cola Company	3.63	03/15/2014	300,000	318,759
Coca-Cola Enterprises Incorporated	2.00	08/19/2016	100,000	100,887
Coca-Cola Enterprises Incorporated	3.50	09/15/2020	500,000	514,846
Coca-Cola Enterprises Incorporated	4.50	09/01/2021	100,000	110,730
Diageo Investment Corporation	7.45	04/15/2035	150,000	205,261
Dr Pepper Snapple Group Incorporated	2.90	01/15/2016	500,000	522,860
Dr Pepper Snapple Group Incorporated	3.20	11/15/2021	250,000	253,446
Dr Pepper Snapple Group Incorporated	7.45	05/01/2038	100,000	138,386
PepsiAmericas Incorporated	4.38	02/15/2014	500,000	533,294
PepsiCo Incorporated	3.10	01/15/2015	700,000	744,052
PepsiCo Incorporated	3.13	11/01/2020	1,000,000	1,045,892
PepsiCo Incorporated	3.75	03/01/2014	500,000	532,109
PepsiCo Incorporated	4.50	01/15/2020	200,000	230,215
PepsiCo Incorporated	5.00	06/01/2018	1,000,000	1,180,123
PepsiCo Incorporated	5.50	01/15/2040	300,000	371,954
PepsiCo Incorporated	7.90	11/01/2018	500,000	682,136
PepsiCo Incorporated Series B	7.00	03/01/2029	600,000	836,390

				22,140,239

Food & Staples Retailing: 0.53%
Costco Wholesale Corporation	5.50	03/15/2017	400,000	478,878
CVS Caremark Corporation	3.25	05/18/2015	250,000	265,907
CVS Caremark Corporation	4.75	05/18/2020	250,000	283,909
CVS Caremark Corporation	5.75	06/01/2017	400,000	477,493
CVS Caremark Corporation	5.75	05/15/2041	300,000	358,098
CVS Caremark Corporation	6.13	08/15/2016	250,000	295,724
CVS Caremark Corporation	6.13	09/15/2039	700,000	872,710
CVS Caremark Corporation	6.25	06/01/2027	515,000	627,611
CVS Caremark Corporation	6.60	03/15/2019	700,000	877,198
Delhaize America Incorporated	9.00	04/15/2031	500,000	649,070
Kroger Company	2.20	01/15/2017	200,000	203,687
Kroger Company	3.90	10/01/2015	150,000	163,745
Kroger Company	4.95	01/15/2015	100,000	109,719
Kroger Company	6.15	01/15/2020	800,000	987,196

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Food & Staples Retailing (continued)
Kroger Company	6.90%	04/15/2038	$300,000	$384,408
Kroger Company	7.50	01/15/2014	250,000	279,632
Kroger Company	7.50	04/01/2031	75,000	97,381
Safeway Incorporated	4.75	12/01/2021	500,000	526,634
Safeway Incorporated	5.00	08/15/2019	750,000	811,352
Safeway Incorporated	6.25	03/15/2014	500,000	551,836
Safeway Incorporated	7.25	02/01/2031	75,000	89,363
Sysco Corporation	5.25	02/12/2018	300,000	353,909
Sysco Corporation	6.63	03/17/2039	200,000	280,186
Wal-Mart Stores Incorporated	1.50	10/25/2015	250,000	255,919
Wal-Mart Stores Incorporated	1.63	04/15/2014	350,000	358,996
Wal-Mart Stores Incorporated	2.25	07/08/2015	1,250,000	1,308,036
Wal-Mart Stores Incorporated	2.88	04/01/2015	150,000	159,107
Wal-Mart Stores Incorporated	3.20	05/15/2014	500,000	529,413
Wal-Mart Stores Incorporated	3.63	07/08/2020	1,100,000	1,202,948
Wal-Mart Stores Incorporated	4.25	04/15/2021	500,000	570,408
Wal-Mart Stores Incorporated	4.55	05/01/2013	1,380,000	1,445,936
Wal-Mart Stores Incorporated	4.88	07/08/2040	850,000	977,748
Wal-Mart Stores Incorporated	5.25	09/01/2035	825,000	972,040
Wal-Mart Stores Incorporated	5.63	04/15/2041	1,000,000	1,262,778
Wal-Mart Stores Incorporated	5.80	02/15/2018	700,000	858,411
Wal-Mart Stores Incorporated	5.88	04/05/2027	100,000	122,679
Wal-Mart Stores Incorporated	6.20	04/15/2038	1,000,000	1,316,238
Wal-Mart Stores Incorporated	6.50	08/15/2037	1,000,000	1,358,370
Wal-Mart Stores Incorporated	7.55	02/15/2030	500,000	734,360
Walgreen Company	4.88	08/01/2013	500,000	531,248
Walgreen Company	5.25	01/15/2019	250,000	294,282

				24,284,563

Food Products: 0.45%
Archer-Daniels-Midland Company	4.48	03/01/2021	535,000	610,466
Archer-Daniels-Midland Company	5.38	09/15/2035	350,000	405,621
Archer-Daniels-Midland Company	5.45	03/15/2018	100,000	119,361
Archer-Daniels-Midland Company	5.77	03/01/2041	340,000	429,053
Archer-Daniels-Midland Company	5.94	10/01/2032	500,000	607,382
Campbell Soup Company	3.38	08/15/2014	300,000	319,559
Campbell Soup Company	4.50	02/15/2019	285,000	320,541
Campbell Soup Company	4.88	10/01/2013	250,000	266,694
ConAgra Foods Incorporated	7.00	04/15/2019	500,000	597,790
ConAgra Foods Incorporated	8.25	09/15/2030	120,000	156,456
Corn Products International Incorporated	4.63	11/01/2020	300,000	317,393
General Mills Incorporated	5.25	08/15/2013	300,000	319,353
General Mills Incorporated	5.40	06/15/2040	345,000	403,902
General Mills Incorporated	5.65	02/15/2019	1,000,000	1,197,472
General Mills Incorporated	5.70	02/15/2017	100,000	118,256
H.J. Heinz Company	5.35	07/15/2013	100,000	106,356
H.J. Heinz Company	6.75	03/15/2032	250,000	316,222
Hershey Company	4.13	12/01/2020	500,000	560,452
Hormel Foods Corporation	4.13	04/15/2021	100,000	110,410
Kellogg Company	3.25	05/21/2018	65,000	68,353

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Food Products (continued)
Kellogg Company	4.00%	12/15/2020	$350,000	$374,004
Kellogg Company	4.45	05/30/2016	300,000	334,590
Kellogg Company Series B	4.15	11/15/2019	300,000	321,809
Kellogg Company Series B	4.25	03/06/2013	500,000	517,834
Kellogg Company Series B	7.45	04/01/2031	350,000	472,759
Kraft Foods Incorporated	2.63	05/08/2013	350,000	357,283
Kraft Foods Incorporated	4.13	02/09/2016	1,500,000	1,638,702
Kraft Foods Incorporated	5.25	10/01/2013	350,000	372,286
Kraft Foods Incorporated	5.38	02/10/2020	1,250,000	1,457,061
Kraft Foods Incorporated	6.13	08/23/2018	1,000,000	1,205,788
Kraft Foods Incorporated	6.50	08/11/2017	250,000	303,451
Kraft Foods Incorporated	6.50	11/01/2031	384,000	479,709
Kraft Foods Incorporated	6.50	02/09/2040	950,000	1,233,066
Kraft Foods Incorporated	6.88	02/01/2038	600,000	794,832
Kraft Foods Incorporated	6.88	01/26/2039	100,000	131,794
Kraft Foods Incorporated	7.00	08/11/2037	360,000	475,924
McCormick & Company	3.90	07/15/2021	75,000	80,774
Mead Johnson Nutrition Company	3.50	11/01/2014	200,000	208,097
Mead Johnson Nutrition Company	4.90	11/01/2019	250,000	282,248
Mead Johnson Nutrition Company	5.90	11/01/2039	100,000	115,469
Ralcorp Holdings Incorporated	6.63	08/15/2039	200,000	203,817
Sara Lee Corporation	3.88	06/15/2013	500,000	516,896
Sara Lee Corporation	4.10	09/15/2020	500,000	504,262
Smucker Company	3.50	10/15/2021	300,000	310,129
Tyson Foods Incorporated	10.50	03/01/2014	500,000	582,500

				20,626,176

Household Products: 0.18%
Clorox Company	5.00	03/01/2013	150,000	155,956
Clorox Company	5.00	01/15/2015	300,000	327,809
Clorox Company	5.95	10/15/2017	90,000	105,531
Colgate-Palmolive Company	2.95	11/01/2020	200,000	208,850
Colgate-Palmolive Company	5.20	11/07/2016	100,000	117,861
Colgate-Palmolive Company Series F	3.15	08/05/2015	340,000	365,467
Kimberly-Clark Corporation	3.63	08/01/2020	750,000	809,402
Kimberly-Clark Corporation	5.00	08/15/2013	300,000	318,726
Kimberly-Clark Corporation	5.30	03/01/2041	245,000	300,089
Kimberly-Clark Corporation	6.13	08/01/2017	200,000	244,108
Kimberly-Clark Corporation	6.63	08/01/2037	200,000	279,435
Kimberly-Clark Corporation	7.50	11/01/2018	100,000	132,482
Procter & Gamble Company	1.45	08/15/2016	1,000,000	1,016,361
Procter & Gamble Company	1.80	11/15/2015	400,000	414,264
Procter & Gamble Company	3.50	02/15/2015	1,000,000	1,077,866
Procter & Gamble Company	4.70	02/15/2019	500,000	589,603
Procter & Gamble Company	4.85	12/15/2015	500,000	577,872
Procter & Gamble Company	5.50	02/01/2034	350,000	444,292
Procter & Gamble Company	5.55	03/05/2037	500,000	645,676
Procter & Gamble Company	5.80	08/15/2034	100,000	131,009

				8,262,659

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Personal Products: 0.02%
Avon Products Incorporated	4.20%	07/15/2018	$350,000	$359,385
Avon Products Incorporated	5.63	03/01/2014	500,000	534,145
Estee Lauder Companies Incorporated	6.00	05/15/2037	200,000	248,596

				1,142,126

Tobacco: 0.27%
Altria Group Incorporated	4.13	09/11/2015	500,000	548,075
Altria Group Incorporated	4.75	05/05/2021	500,000	550,647
Altria Group Incorporated	8.50	11/10/2013	500,000	561,869
Altria Group Incorporated	9.25	08/06/2019	1,000,000	1,367,241
Altria Group Incorporated	9.70	11/10/2018	1,050,000	1,429,318
Altria Group Incorporated	9.95	11/10/2038	350,000	546,234
Altria Group Incorporated	10.20	02/06/2039	500,000	795,434
Lorillard Tobacco Company	3.50	08/04/2016	45,000	47,018
Lorillard Tobacco Company	6.88	05/01/2020	250,000	297,071
Lorillard Tobacco Company	8.13	06/23/2019	155,000	193,991
Lorillard Tobacco Company	8.13	05/01/2040	250,000	306,104
Philip Morris International Incorporated	2.50	05/16/2016	500,000	525,433
Philip Morris International Incorporated	4.50	03/26/2020	750,000	848,271
Philip Morris International Incorporated	4.88	05/16/2013	125,000	131,730
Philip Morris International Incorporated	5.65	05/16/2018	700,000	839,529
Philip Morris International Incorporated	6.38	05/16/2038	600,000	791,641
Philip Morris International Incorporated	6.88	03/17/2014	750,000	845,116
Reynolds American Incorporated	7.25	06/15/2037	200,000	239,852
Reynolds American Incorporated	7.63	06/01/2016	1,000,000	1,206,111
UST Incorporated	5.75	03/01/2018	100,000	110,346

				12,181,031

Energy: 1.49%

Energy Equipment & Services: 0.13%
Baker Hughes Incorporated	5.13	09/15/2040	500,000	593,752
Baker Hughes Incorporated	6.88	01/15/2029	250,000	337,705
Baker Hughes Incorporated	7.50	11/15/2018	375,000	497,742
Cameron International Corporation	4.50	06/01/2021	200,000	219,287
Cameron International Corporation	5.95	06/01/2041	100,000	118,052
Cameron International Corporation	7.00	07/15/2038	100,000	129,198
Diamond Offshore Drilling Incorporated	5.70	10/15/2039	300,000	343,822
Diamond Offshore Drilling Incorporated	5.88	05/01/2019	365,000	425,436
Halliburton Company	6.15	09/15/2019	350,000	424,292
Halliburton Company	7.45	09/15/2039	650,000	951,603
Petrohawk Energy Corporation	6.25	06/01/2019	1,250,000	1,412,500
Rowan Companies Incorporated	7.88	08/01/2019	300,000	357,297

				5,810,686

Oil, Gas & Consumable Fuels: 1.36%
Anadarko Petroleum Corporation	5.95	09/15/2016	600,000	694,718
Anadarko Petroleum Corporation	6.20	03/15/2040	300,000	359,873
Anadarko Petroleum Corporation	6.38	09/15/2017	500,000	600,247
Anadarko Petroleum Corporation	6.45	09/15/2036	750,000	916,708

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corporation	7.63%	03/15/2014	$500,000	$555,180
Anadarko Petroleum Corporation	8.70	03/15/2019	450,000	598,936
Apache Corporation	3.63	02/01/2021	500,000	536,344
Apache Corporation	5.10	09/01/2040	350,000	408,176
Apache Corporation	5.25	04/15/2013	100,000	105,220
Apache Corporation	5.25	02/01/2042	100,000	119,225
Apache Corporation	5.63	01/15/2017	380,000	449,843
Apache Corporation	6.00	09/15/2013	200,000	216,621
Apache Corporation	6.00	01/15/2037	500,000	645,810
BJ Services Company	6.00	06/01/2018	150,000	178,372
Boardwalk Pipelines LP	5.75	09/15/2019	150,000	165,573
Boardwalk Pipelines LP	5.88	11/15/2016	100,000	111,930
Buckeye Partners LP	4.88	02/01/2021	560,000	589,907
Buckeye Partners LP	5.50	08/15/2019	150,000	164,046
Buckeye Partners LP	6.05	01/15/2018	100,000	112,152
Centerpoint Energy Resources Corporation	6.00	05/15/2018	100,000	116,397
Centerpoint Energy Resources Corporation	6.13	11/01/2017	150,000	175,298
Centerpoint Energy Resources Corporation	6.63	11/01/2037	50,000	62,131
Centerpoint Energy Resources Corporation Series B	7.88	04/01/2013	225,000	240,194
Chevron Corporation	3.95	03/03/2014	1,000,000	1,068,360
Chevron Corporation	4.95	03/03/2019	500,000	601,945
ConocoPhillips Company	4.40	05/15/2013	150,000	156,918
ConocoPhillips Company	4.60	01/15/2015	500,000	555,017
ConocoPhillips Company	4.75	02/01/2014	1,425,000	1,537,978
ConocoPhillips Company	5.75	02/01/2019	1,250,000	1,538,134
ConocoPhillips Company	5.90	10/15/2032	250,000	315,224
ConocoPhillips Company	5.90	05/15/2038	100,000	129,788
ConocoPhillips Company	6.00	01/15/2020	750,000	943,519
ConocoPhillips Company	6.50	02/01/2039	1,400,000	1,974,942
ConocoPhillips Company	6.95	04/15/2029	300,000	409,111
Devon Energy Corporation	2.40	07/15/2016	200,000	207,245
Devon Energy Corporation	4.00	07/15/2021	200,000	219,503
Devon Energy Corporation	5.60	07/15/2041	200,000	238,079
Devon Energy Corporation	6.30	01/15/2019	600,000	743,723
Devon Energy Corporation	7.95	04/15/2032	500,000	727,139
El Paso Natural Gas Company	5.95	04/15/2017	150,000	166,523
El Paso Natural Gas Company	8.38	06/15/2032	650,000	803,553
Enbridge Energy Partners LP	5.20	03/15/2020	380,000	424,839
Enbridge Energy Partners LP	5.50	09/15/2040	200,000	223,806
Enbridge Energy Partners LP	5.88	12/15/2016	65,000	74,686
Enbridge Energy Partners LP	6.50	04/15/2018	200,000	236,095
Enbridge Energy Partners LP	7.50	04/15/2038	270,000	358,380
Enbridge Energy Partners LP	9.88	03/01/2019	125,000	168,201
Enbridge Incorporated	5.80	06/15/2014	300,000	328,582
Energen Corporation	4.63	09/01/2021	100,000	100,335
Energy Transfer Partners LP	4.65	06/01/2021	100,000	104,966
Energy Transfer Partners LP	5.20	02/01/2022	500,000	538,064
Energy Transfer Partners LP	6.00	07/01/2013	250,000	263,648
Energy Transfer Partners LP	6.05	06/01/2041	300,000	319,506
Energy Transfer Partners LP	6.13	02/15/2017	55,000	61,048

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	6.50%	02/01/2042	$500,000	$553,985
Energy Transfer Partners LP	6.63	10/15/2036	230,000	247,881
Energy Transfer Partners LP	6.70	07/01/2018	100,000	114,512
Energy Transfer Partners LP	7.50	07/01/2038	100,000	117,116
Energy Transfer Partners LP	9.00	04/15/2019	1,000,000	1,251,728
Enterprise Products Operating LLC	3.20	02/01/2016	100,000	105,481
Enterprise Products Operating LLC	5.20	09/01/2020	500,000	567,023
Enterprise Products Operating LLC	5.25	01/31/2020	700,000	790,563
Enterprise Products Operating LLC	5.70	02/15/2042	200,000	225,839
Enterprise Products Operating LLC	5.95	02/01/2041	100,000	117,434
Enterprise Products Operating LLC	6.13	10/15/2039	1,000,000	1,191,958
Enterprise Products Operating LLC	6.30	09/15/2017	400,000	472,986
Enterprise Products Operating LLC	6.65	04/15/2018	250,000	299,484
Enterprise Products Operating LLC	7.55	04/15/2038	100,000	133,974
Enterprise Products Operating LLC Series D	6.88	03/01/2033	75,000	92,980
Enterprise Products Operating LLC Series G	5.60	10/15/2014	565,000	622,544
EOG Resources Incorporated	2.95	06/01/2015	500,000	529,874
EOG Resources Incorporated	4.10	02/01/2021	200,000	221,011
EOG Resources Incorporated	4.40	06/01/2020	300,000	336,706
EOG Resources Incorporated	5.63	06/01/2019	75,000	89,710
EOG Resources Incorporated	6.88	10/01/2018	400,000	500,709
EQT Corporation	4.88	11/15/2021	300,000	306,820
EQT Corporation	8.13	06/01/2019	325,000	385,340
Equitable Resources Incorporated	6.50	04/01/2018	100,000	113,517
Hess Corporation	5.60	02/15/2041	300,000	347,989
Hess Corporation	6.00	01/15/2040	350,000	423,669
Hess Corporation	7.30	08/15/2031	384,000	507,678
Hess Corporation	7.88	10/01/2029	180,000	248,234
Hess Corporation	8.13	02/15/2019	500,000	650,806
Kaneb Pipe Line Operating Partnership LP	5.88	06/01/2013	100,000	104,337
Kerr-McGee Corporation	6.95	07/01/2024	200,000	246,566
Kinder Morgan Energy Partners LP	3.50	03/01/2016	500,000	530,156
Kinder Morgan Energy Partners LP	5.00	12/15/2013	100,000	105,606
Kinder Morgan Energy Partners LP	5.13	11/15/2014	500,000	542,819
Kinder Morgan Energy Partners LP	5.30	09/15/2020	125,000	137,963
Kinder Morgan Energy Partners LP	5.80	03/01/2021	1,000,000	1,144,448
Kinder Morgan Energy Partners LP	5.80	03/15/2035	100,000	106,259
Kinder Morgan Energy Partners LP	5.95	02/15/2018	300,000	357,166
Kinder Morgan Energy Partners LP	6.38	03/01/2041	200,000	226,961
Kinder Morgan Energy Partners LP	6.50	09/01/2039	750,000	850,442
Kinder Morgan Energy Partners LP	6.95	01/15/2038	500,000	591,979
Magellan Midstream Partners LP	6.40	07/15/2018	100,000	121,021
Magellan Midstream Partners LP	6.55	07/15/2019	575,000	687,873
Marathon Oil Corporation	6.00	10/01/2017	625,000	737,328
Marathon Oil Corporation	6.60	10/01/2037	450,000	570,513
Marathon Petroleum Corporation	3.50	03/01/2016	555,000	575,474
Marathon Petroleum Corporation	5.13	03/01/2021	35,000	38,001
Marathon Petroleum Corporation	6.50	03/01/2041	545,000	614,847
Murphy Oil Corporation	7.05	05/01/2029	200,000	237,967
Nabors Industries Incorporated	5.00	09/15/2020	300,000	324,171

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Nabors Industries Incorporated	6.15%	02/15/2018	$500,000	$578,615
Nabors Industries Incorporated	9.25	01/15/2019	500,000	629,348
Nexen Incorporated	7.88	03/15/2032	120,000	154,075
Nextera Energy Capital	4.50	06/01/2021	200,000	215,155
Noble Energy Incorporated	6.00	03/01/2041	565,000	671,032
Noble Energy Incorporated	8.25	03/01/2019	350,000	444,046
Northwest Pipeline Corporation	6.05	06/15/2018	170,000	199,226
Nustar Logistics LP	4.80	09/01/2020	250,000	258,254
Occidental Petroleum Corporation	1.45	12/13/2013	500,000	507,916
Occidental Petroleum Corporation	2.50	02/01/2016	100,000	105,447
Occidental Petroleum Corporation	4.10	02/01/2021	460,000	512,555
Occidental Petroleum Corporation	4.13	06/01/2016	400,000	449,584
ONEOK Partners LP	6.13	02/01/2041	500,000	590,213
ONEOK Partners LP	6.15	10/01/2016	200,000	229,747
ONEOK Partners LP	6.85	10/15/2037	500,000	620,547
ONEOK Partners LP	8.63	03/01/2019	350,000	450,785
Plains All American Pipeline LP	5.00	02/01/2021	200,000	224,878
Plains All American Pipeline LP	6.13	01/15/2017	500,000	576,718
Plains All American Pipeline LP	6.50	05/01/2018	150,000	180,497
Plains All American Pipeline LP	6.65	01/15/2037	200,000	241,940
Plains All American Pipeline LP	8.75	05/01/2019	400,000	514,849
Southern Natural Gas Company 144A	5.90	04/01/2017	500,000	565,932
Spectra Energy Capital LLC	4.60	06/15/2021	100,000	105,552
Spectra Energy Capital LLC	5.67	08/15/2014	125,000	135,475
Spectra Energy Capital LLC	5.90	09/15/2013	100,000	106,071
Spectra Energy Capital LLC	7.50	09/15/2038	100,000	129,170
Spectra Energy Capital LLC	8.00	10/01/2019	100,000	128,007
Sunoco Logistics Partner LP	6.85	02/15/2040	250,000	296,065
TC Pipelines LP	4.65	06/15/2021	300,000	311,399
Texas Eastern Transmission LP	7.00	07/15/2032	325,000	405,248
TransCanada PipeLines Limited	4.88	01/15/2015	65,000	71,954
TransCanada PipeLines Limited	5.60	03/31/2034	100,000	117,223
Transcontinental Gas Pipe Line Corporation	6.05	06/15/2018	105,000	123,051
Transocean Incorporated	6.50	11/15/2020	300,000	349,778
Transocean Incorporated	6.80	03/15/2038	450,000	525,233
Transocean Incorporated	7.50	04/15/2031	220,000	264,419
Valero Energy Corporation	4.50	02/01/2015	65,000	69,529
Valero Energy Corporation	6.13	06/15/2017	500,000	581,763
Valero Energy Corporation	6.13	02/01/2020	65,000	75,808
Valero Energy Corporation	6.63	06/15/2037	500,000	565,493
Valero Energy Corporation	7.50	04/15/2032	300,000	349,221
Valero Energy Corporation	9.38	03/15/2019	450,000	598,173
Weatherford International Limited	6.50	08/01/2036	300,000	341,556
Williams Companies Incorporated	7.88	09/01/2021	200,000	252,532
Williams Companies Incorporated	8.75	03/15/2032	275,000	366,573
Williams Partners LP	3.80	02/15/2015	600,000	634,826
Williams Partners LP	4.13	11/15/2020	300,000	316,680
Williams Partners LP	5.25	03/15/2020	640,000	722,517
Williams Partners LP	6.30	04/15/2040	390,000	487,129
XTO Energy Incorporated	5.75	12/15/2013	1,000,000	1,086,241

				62,519,251

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Financials: 7.51%

Capital Markets: 1.44%
Ameriprise Financial Incorporated	5.30%	03/15/2020	$300,000	$330,205
Ameriprise Financial Incorporated	5.65	11/15/2015	400,000	454,978
Ameriprise Financial Incorporated	7.30	06/28/2019	65,000	79,492
Bank of New York Mellon Corporation	1.20	02/20/2015	45,000	45,041
Bank of New York Mellon Corporation	1.50	01/31/2014	400,000	404,744
Bank of New York Mellon Corporation	1.70	11/24/2014	500,000	508,160
Bank of New York Mellon Corporation	2.30	07/28/2016	500,000	513,898
Bank of New York Mellon Corporation	2.50	01/15/2016	500,000	514,655
Bank of New York Mellon Corporation	3.55	09/23/2021	600,000	622,455
Bank of New York Mellon Corporation	4.15	02/01/2021	100,000	107,864
Bank of New York Mellon Corporation	4.30	05/15/2014	415,000	444,919
Bank of New York Mellon Corporation	5.45	05/15/2019	1,000,000	1,149,689
Bear Stearns Companies Incorporated	5.30	10/30/2015	180,000	199,691
Bear Stearns Companies Incorporated	5.55	01/22/2017	1,025,000	1,117,902
Bear Stearns Companies Incorporated	6.40	10/02/2017	620,000	720,482
Bear Stearns Companies Incorporated	7.25	02/01/2018	1,500,000	1,813,437
Berkshire Hathaway Finance Corporation	1.50	01/10/2014	100,000	101,519
Berkshire Hathaway Finance Corporation	3.20	02/11/2015	500,000	535,504
Berkshire Hathaway Finance Corporation	4.25	01/15/2021	500,000	547,445
Berkshire Hathaway Finance Corporation	4.85	01/15/2015	500,000	556,138
Berkshire Hathaway Finance Corporation	5.00	08/15/2013	1,275,000	1,356,877
Berkshire Hathaway Finance Corporation	5.40	05/15/2018	350,000	416,256
Berkshire Hathaway Finance Corporation	5.75	01/15/2040	250,000	302,273
BlackRock Incorporated	3.50	12/10/2014	550,000	588,928
BlackRock Incorporated	4.25	05/24/2021	500,000	541,984
BlackRock Incorporated	5.00	12/10/2019	250,000	285,301
BlackRock Incorporated	6.25	09/15/2017	350,000	412,577
Charles Schwab Corporation	4.45	07/22/2020	200,000	218,536
Charles Schwab Corporation	4.95	06/01/2014	425,000	463,051
Credit Suisse USA Incorporated	5.38	03/02/2016	500,000	548,860
Eaton Vance Corporation	6.50	10/02/2017	50,000	57,068
Franklin Resources Incorporated	2.00	05/20/2013	200,000	202,635
Goldman Sachs Group Incorporated	3.63	02/07/2016	2,500,000	2,509,305
Goldman Sachs Group Incorporated	3.70	08/01/2015	500,000	509,972
Goldman Sachs Group Incorporated	4.75	07/15/2013	1,200,000	1,244,213
Goldman Sachs Group Incorporated	5.13	01/15/2015	1,500,000	1,594,431
Goldman Sachs Group Incorporated	5.15	01/15/2014	1,360,000	1,432,556
Goldman Sachs Group Incorporated	5.25	07/27/2021	1,100,000	1,101,474
Goldman Sachs Group Incorporated	5.35	01/15/2016	275,000	291,458
Goldman Sachs Group Incorporated	5.38	03/15/2020	1,500,000	1,536,695
Goldman Sachs Group Incorporated	5.75	10/01/2016	500,000	538,356
Goldman Sachs Group Incorporated	5.75	01/24/2022	1,500,000	1,565,288
Goldman Sachs Group Incorporated	5.95	01/15/2027	1,070,000	1,044,069
Goldman Sachs Group Incorporated	6.00	05/01/2014	1,045,000	1,123,051
Goldman Sachs Group Incorporated	6.13	02/15/2033	1,500,000	1,505,216
Goldman Sachs Group Incorporated	6.15	04/01/2018	1,750,000	1,896,841
Goldman Sachs Group Incorporated	6.25	09/01/2017	1,250,000	1,373,039
Goldman Sachs Group Incorporated	6.25	02/01/2041	500,000	515,280

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	6.35%	02/15/2034	$950,000	$888,258
Goldman Sachs Group Incorporated	6.45	05/01/2036	1,000,000	964,958
Goldman Sachs Group Incorporated	6.75	10/01/2037	1,925,000	1,926,032
Goldman Sachs Group Incorporated	7.50	02/15/2019	1,300,000	1,479,587
Jefferies Group Incorporated	3.88	11/09/2015	500,000	475,000
Jefferies Group Incorporated	6.25	01/15/2036	150,000	131,625
Jefferies Group Incorporated	6.45	06/08/2027	150,000	141,000
Jefferies Group Incorporated	6.88	04/15/2021	150,000	147,750
Jefferies Group Incorporated	8.50	07/15/2019	700,000	752,500
Lazard Group LLC	6.85	06/15/2017	500,000	543,554
Morgan Stanley	2.88	01/24/2014	500,000	496,578
Morgan Stanley	2.88	07/28/2014	240,000	238,204
Morgan Stanley	3.80	04/29/2016	2,000,000	1,950,994
Morgan Stanley	4.10	01/26/2015	500,000	500,821
Morgan Stanley	4.20	11/20/2014	1,000,000	1,003,735
Morgan Stanley	4.75	04/01/2014	1,500,000	1,517,621
Morgan Stanley	5.38	10/15/2015	525,000	544,234
Morgan Stanley	5.45	01/09/2017	1,000,000	1,028,950
Morgan Stanley	5.50	01/26/2020	1,000,000	980,470
Morgan Stanley	5.50	07/24/2020	500,000	492,360
Morgan Stanley	5.50	07/28/2021	570,000	564,573
Morgan Stanley	5.55	04/27/2017	850,000	872,001
Morgan Stanley	5.63	09/23/2019	2,000,000	1,999,200
Morgan Stanley	5.75	10/18/2016	1,500,000	1,558,827
Morgan Stanley	5.75	01/25/2021	1,000,000	990,960
Morgan Stanley	6.00	05/13/2014	1,300,000	1,362,204
Morgan Stanley	6.00	04/28/2015	1,500,000	1,580,177
Morgan Stanley	6.25	08/09/2026	300,000	305,096
Morgan Stanley	6.63	04/01/2018	2,500,000	2,651,063
Morgan Stanley	7.25	04/01/2032	470,000	522,440
Morgan Stanley	7.30	05/13/2019	400,000	431,625
Northern Trust Corporation	3.45	11/04/2020	500,000	523,619
Northern Trust Corporation	4.63	05/01/2014	540,000	582,224
Raymond James Financial Incorporated	4.25	04/15/2016	100,000	103,731
Raymond James Financial Incorporated	8.60	08/15/2019	100,000	116,525
TD Ameritrade Holding Corporation	5.60	12/01/2019	200,000	219,973

				66,532,277

Commercial Banks: 0.95%
Abbey National Capital Trust I ±	8.96	12/31/2049	150,000	149,813
Bank One Corporation	7.63	10/15/2026	240,000	292,900
Bank One Corporation	8.00	04/29/2027	550,000	666,999
Branch Banking & Trust Capital Trust IV ±	6.82	06/12/2077	100,000	101,250
Branch Banking & Trust Corporation	2.05	04/28/2014	250,000	255,085
Branch Banking & Trust Corporation	3.20	03/15/2016	100,000	105,932
Branch Banking & Trust Corporation	3.38	09/25/2013	150,000	155,637
Branch Banking & Trust Corporation	3.95	04/29/2016	350,000	380,072
Branch Banking & Trust Corporation	5.20	12/23/2015	500,000	552,109
Branch Banking & Trust Corporation	5.63	09/15/2016	100,000	113,887
Branch Banking & Trust Corporation	6.85	04/30/2019	500,000	614,353

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Capital One Bank USA NA	8.80%	07/15/2019	$750,000	$916,346
Capital One Capital III	7.69	08/15/2036	200,000	203,500
Capital One Capital IV ±	6.75	02/17/2037	250,000	252,813
Capital One Capital V	10.25	08/15/2039	300,000	312,750
Capital One Capital VI	8.88	05/15/2040	659,000	680,105
Comerica Incorporated	3.00	09/16/2015	100,000	103,572
Compass Bank	6.40	10/01/2017	250,000	257,617
Discover Bank	8.70	11/18/2019	550,000	661,878
Fifth Third Bancorp	3.63	01/25/2016	500,000	528,285
Fifth Third Bancorp	5.45	01/15/2017	500,000	545,970
Fifth Third Bancorp	6.25	05/01/2013	350,000	369,586
Fifth Third Bancorp	8.25	03/01/2038	750,000	960,640
Fifth Third Capital Trust IV ±	6.50	04/15/2067	250,000	248,125
First Horizon National Corporation	5.38	12/15/2015	500,000	523,888
HSBC Bank USA NA	4.88	08/24/2020	1,300,000	1,308,408
HSBC Bank USA NA	5.00	09/27/2020	500,000	509,363
HSBC Bank USA NA	7.00	01/15/2039	500,000	579,991
Huntington Bancshares Incorporated	7.00	12/15/2020	25,000	28,266
KeyBank NA	4.95	09/15/2015	250,000	267,778
KeyBank NA	5.45	03/03/2016	500,000	549,310
KeyBank NA	5.80	07/01/2014	350,000	378,767
KeyCorp	5.10	03/24/2021	500,000	543,357
KeyCorp	6.50	05/14/2013	500,000	530,012
M&I Marshall & Ilsley Bank	4.85	06/16/2015	300,000	322,670
M&I Marshall & Ilsley Bank	5.00	01/17/2017	250,000	266,960
Manufacturers & Traders Trust Company	6.63	12/04/2017	500,000	580,053
PNC Bank NA	6.00	12/07/2017	500,000	568,191
PNC Bank NA	6.88	04/01/2018	175,000	207,346
Sovereign Bank	8.75	05/30/2018	250,000	277,990
SunTrust Bank Incorporated	3.60	04/15/2016	250,000	259,169
SunTrust Bank Incorporated	5.00	09/01/2015	34,000	36,042
SunTrust Bank Incorporated	6.00	09/11/2017	750,000	836,471
SunTrust Bank Incorporated	7.25	03/15/2018	500,000	576,953
SunTrust Capital VIII	6.10	12/01/2066	165,000	163,350
SVB Financial Group	5.38	09/15/2020	160,000	172,657
Union Bank NA	2.13	12/16/2013	250,000	253,922
Union Bank NA	5.95	05/11/2016	450,000	485,766
US Bancorp NA	2.00	06/14/2013	500,000	508,870
US Bancorp NA	2.45	07/27/2015	500,000	520,759
US Bancorp NA	3.44	02/01/2016	500,000	516,999
US Bancorp NA	4.20	05/15/2014	1,000,000	1,072,646
US Bank NA ±	3.78	04/29/2020	1,000,000	1,042,127
US Bank NA	4.95	10/30/2014	275,000	301,078
USB Capital Trust XIII	6.63	12/15/2039	100,000	101,326
Wachovia Bank NA (l)	4.88	02/01/2015	500,000	540,844
Wachovia Bank NA (l)	5.85	02/01/2037	1,000,000	1,098,302
Wachovia Bank NA (l)	6.60	01/15/2038	600,000	728,935
Wachovia Corporation (l)	5.25	08/01/2014	2,000,000	2,159,186
Wachovia Corporation (l)	5.50	05/01/2013	700,000	737,751
Wachovia Corporation (l)	5.50	08/01/2035	700,000	723,864

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Wachovia Corporation (l)	5.63%	10/15/2016	$1,200,000	$1,348,858
Wachovia Corporation (l)	5.75	06/15/2017	1,000,000	1,162,295
Wachovia Corporation (l)	5.75	02/01/2018	1,000,000	1,160,580
Wells Fargo & Company (l)	2.63	12/15/2016	1,000,000	1,029,618
Wells Fargo & Company (l)	3.68	06/15/2016	1,000,000	1,071,716
Wells Fargo & Company (l)	3.75	10/01/2014	1,500,000	1,600,491
Wells Fargo & Company (l)	4.60	04/01/2021	1,250,000	1,378,439
Wells Fargo & Company (l)	4.95	10/16/2013	300,000	316,581
Wells Fargo & Company (l)	5.63	12/11/2017	1,500,000	1,736,945
Wells Fargo Bank NA (l)	5.95	08/26/2036	350,000	391,584
Wells Fargo Bank NA Series AI (l)	4.75	02/09/2015	1,000,000	1,075,798
Wells Fargo Capital X (l)	5.95	02/15/2036	500,000	502,500
Westpac Banking Corporation	3.00	12/09/2015	1,000,000	1,036,481
Zions Bancorporation	7.75	09/23/2014	200,000	214,069

				43,734,546

Consumer Finance: 0.80%
Ahold Finance USA LLC	6.88	05/01/2029	300,000	376,439
American Express Centurion Bank	6.00	09/13/2017	500,000	586,584
American Express Company	5.50	09/12/2016	500,000	561,177
American Express Company ±	6.80	09/01/2016	200,000	204,000
American Express Company	7.00	03/19/2018	800,000	985,377
American Express Company	7.25	05/20/2014	650,000	732,368
American Express Company	8.13	05/20/2019	650,000	860,436
American Express Company	8.15	03/19/2038	300,000	443,438
American Express Credit Corporation	2.75	09/15/2015	1,000,000	1,040,409
American Express Credit Corporation	2.80	09/19/2016	1,000,000	1,036,217
American Express Credit Corporation	5.13	08/25/2014	500,000	547,778
American Express Credit Corporation	5.30	12/02/2015	500,000	556,926
American Express Credit Corporation	5.88	05/02/2013	1,000,000	1,054,781
American Express Credit Corporation	7.30	08/20/2013	1,000,000	1,086,984
Anadarko Finance Company Series B	7.50	05/01/2031	325,000	417,977
Barrick Gold Finance Company LLC	4.40	05/30/2021	600,000	660,129
Barrick Gold Finance Company LLC	5.70	05/30/2041	300,000	354,089
Barrick Gold Finance Company LLC	6.13	09/15/2013	250,000	269,492
BellSouth Capital Funding Corporation	7.88	02/15/2030	750,000	993,278
Bunge Limited Finance Corporation	4.10	03/15/2016	100,000	104,213
Bunge Limited Finance Corporation	5.10	07/15/2015	300,000	320,207
Bunge Limited Finance Corporation	8.50	06/15/2019	500,000	618,311
Capital One Financial Corporation	2.13	07/15/2014	300,000	300,782
Capital One Financial Corporation	3.15	07/15/2016	260,000	265,617
Capital One Financial Corporation	4.75	07/15/2021	450,000	474,282
Capital One Financial Corporation	6.15	09/01/2016	500,000	535,667
Capital One Financial Corporation	6.75	09/15/2017	283,000	328,828
Capital One Financial Corporation	7.38	05/23/2014	700,000	779,034
Caterpillar Financial Services Corporation	1.38	05/20/2014	120,000	121,822
Caterpillar Financial Services Corporation	1.65	04/01/2014	100,000	101,741
Caterpillar Financial Services Corporation	2.00	04/05/2013	250,000	253,852
Caterpillar Financial Services Corporation	2.65	04/01/2016	100,000	104,923
Caterpillar Financial Services Corporation	4.90	08/15/2013	500,000	530,130

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance (continued)
Caterpillar Financial Services Corporation	5.50%	03/15/2016	$275,000	$318,748
Caterpillar Financial Services Corporation	6.13	02/17/2014	750,000	828,028
Caterpillar Financial Services Corporation	6.20	09/30/2013	500,000	543,332
Caterpillar Financial Services Corporation	7.15	02/15/2019	1,000,000	1,297,622
Caterpillar Financial Services Corporation Series F	4.75	02/17/2015	415,000	462,206
Daimler Finance North America LLC	6.50	11/15/2013	830,000	905,742
Daimler Finance North America LLC	8.50	01/18/2031	425,000	630,080
Devon Financing Corporation LLC	7.88	09/30/2031	120,000	172,420
Discover Financial Services	10.25	07/15/2019	600,000	765,055
John Deere Capital Corporation	1.60	03/03/2014	500,000	509,287
John Deere Capital Corporation	1.88	06/17/2013	1,000,000	1,017,552
John Deere Capital Corporation	2.25	06/07/2016	200,000	208,923
John Deere Capital Corporation	3.90	07/12/2021	300,000	330,851
John Deere Capital Corporation	5.50	04/13/2017	100,000	117,798
John Deere Capital Corporation	5.75	09/10/2018	500,000	615,629
National City Corporation	4.90	01/15/2015	360,000	395,232
National City Corporation	6.88	05/15/2019	500,000	582,909
Reed Elsevier Capital Incorporated	8.63	01/15/2019	500,000	629,608
SLM Corporation	5.63	08/01/2033	315,000	267,349
SLM Corporation	6.25	01/25/2016	1,000,000	1,045,108
SLM Corporation	8.00	03/25/2020	400,000	440,000
SLM Corporation	8.45	06/15/2018	750,000	840,000
SLM Corporation Series A	5.00	10/01/2013	800,000	819,200
SLM Corporation Series A	5.00	04/15/2015	500,000	510,029
Teva Pharmaceutical Finance LLC	5.55	02/01/2016	200,000	227,900
Teva Pharmaceutical Finance LLC	6.15	02/01/2036	400,000	505,288
Toyota Motor Credit Corporation	1.00	02/17/2015	150,000	149,791
Toyota Motor Credit Corporation	1.38	08/12/2013	200,000	202,325
Toyota Motor Credit Corporation	2.00	09/15/2016	500,000	509,317
Toyota Motor Credit Corporation	2.05	01/12/2017	750,000	764,915
Toyota Motor Credit Corporation	3.20	06/17/2015	1,000,000	1,063,923
Toyota Motor Credit Corporation	3.30	01/12/2022	500,000	507,953
Toyota Motor Credit Corporation	3.40	09/15/2021	350,000	360,324
Toyota Motor Credit Corporation	4.50	06/17/2020	500,000	554,976

				36,706,708

Diversified Financial Services: 2.92%
Allstate Life Global Funding Trusts	5.38	04/30/2013	600,000	632,351
AmeriTech Funding Corporation	6.45	01/15/2018	300,000	348,722
Aristotle Holding Incorporated 144A	2.75	11/21/2014	500,000	512,493
Aristotle Holding Incorporated 144A	3.50	11/15/2016	500,000	515,907
Aristotle Holding Incorporated 144A	4.75	11/15/2021	750,000	805,342
Aristotle Holding Incorporated 144A	6.13	11/15/2041	250,000	280,865
Bank of America Corporation	3.70	09/01/2015	500,000	499,523
Bank of America Corporation	3.75	07/12/2016	750,000	741,310
Bank of America Corporation	4.50	04/01/2015	1,000,000	1,015,218
Bank of America Corporation	4.75	08/01/2015	1,750,000	1,801,566
Bank of America Corporation	4.90	05/01/2013	1,000,000	1,027,588
Bank of America Corporation	5.25	12/01/2015	500,000	507,272
Bank of America Corporation	5.38	06/15/2014	700,000	733,767

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
Bank of America Corporation	5.49%	03/15/2019	$250,000	$245,983
Bank of America Corporation	5.63	10/14/2016	100,000	104,410
Bank of America Corporation	5.65	05/01/2018	1,000,000	1,037,648
Bank of America Corporation	5.70	01/24/2022	1,500,000	1,589,313
Bank of America Corporation	5.75	12/01/2017	1,500,000	1,570,467
Bank of America Corporation	5.88	01/05/2021	500,000	526,116
Bank of America Corporation	6.00	09/01/2017	1,000,000	1,055,719
Bank of America Corporation	6.00	10/15/2036	800,000	771,569
Bank of America Corporation	6.50	08/01/2016	1,850,000	1,999,961
Bank of America Corporation	7.38	05/15/2014	1,500,000	1,621,277
Bank of America Corporation	7.63	06/01/2019	2,500,000	2,825,995
BHP Billiton Finance USA Limited	1.13	11/21/2014	150,000	151,341
BHP Billiton Finance USA Limited	3.25	11/21/2021	500,000	515,947
BHP Billiton Finance USA Limited	4.13	02/24/2042	150,000	150,513
BHP Billiton Finance USA Limited	5.25	12/15/2015	150,000	172,862
Citigroup Capital XXI ±	8.30	12/21/2077	800,000	823,200
Citigroup Incorporated	3.95	06/15/2016	1,000,000	1,033,810
Citigroup Incorporated	4.45	01/10/2017	1,500,000	1,583,378
Citigroup Incorporated	4.50	01/14/2022	1,000,000	1,027,005
Citigroup Incorporated	4.59	12/15/2015	500,000	529,626
Citigroup Incorporated	4.75	05/19/2015	1,500,000	1,589,591
Citigroup Incorporated	5.00	09/15/2014	900,000	936,948
Citigroup Incorporated	5.38	08/09/2020	500,000	544,245
Citigroup Incorporated	5.50	04/11/2013	1,700,000	1,763,793
Citigroup Incorporated	5.50	10/15/2014	1,000,000	1,074,007
Citigroup Incorporated	5.50	02/15/2017	1,000,000	1,051,004
Citigroup Incorporated	5.85	07/02/2013	250,000	262,108
Citigroup Incorporated	5.88	05/29/2037	500,000	525,020
Citigroup Incorporated	5.88	01/30/2042	500,000	531,527
Citigroup Incorporated	6.00	12/13/2013	1,000,000	1,061,140
Citigroup Incorporated	6.00	08/15/2017	100,000	111,391
Citigroup Incorporated	6.00	10/31/2033	1,225,000	1,230,059
Citigroup Incorporated	6.13	11/21/2017	1,000,000	1,120,359
Citigroup Incorporated	6.13	05/15/2018	3,000,000	3,351,393
Citigroup Incorporated	6.13	08/25/2036	500,000	491,284
Citigroup Incorporated	6.38	08/12/2014	1,500,000	1,627,206
Citigroup Incorporated	6.50	08/19/2013	750,000	794,761
Citigroup Incorporated	6.88	03/05/2038	1,300,000	1,522,587
Citigroup Incorporated	8.13	07/15/2039	855,000	1,115,190
Citigroup Incorporated	8.50	05/22/2019	900,000	1,116,374
CME Group Incorporated	5.40	08/01/2013	250,000	265,927
CME Group Incorporated	5.75	02/15/2014	500,000	546,829
Comerica Bank	5.75	11/21/2016	500,000	559,452
Credit Suisse USA Incorporated	4.88	01/15/2015	1,000,000	1,071,800
Credit Suisse USA Incorporated	5.50	08/15/2013	500,000	525,514
Credit Suisse USA Incorporated	7.13	07/15/2032	250,000	308,000
Deutsche Bank Financial LLC	5.38	03/02/2015	300,000	309,233
Equifax Incorporated	4.45	12/01/2014	100,000	106,355
General Electric Capital Corporation	1.88	09/16/2013	200,000	202,709
General Electric Capital Corporation	2.10	01/07/2014	1,000,000	1,019,969

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	101

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corporation	3.35%	10/17/2016	$2,000,000	$2,133,784
General Electric Capital Corporation	3.50	06/29/2015	500,000	532,766
General Electric Capital Corporation	3.75	11/14/2014	500,000	534,476
General Electric Capital Corporation	4.38	09/16/2020	1,500,000	1,599,366
General Electric Capital Corporation	4.65	10/17/2021	1,000,000	1,087,136
General Electric Capital Corporation	4.80	05/01/2013	1,500,000	1,567,598
General Electric Capital Corporation	4.88	03/04/2015	1,500,000	1,643,759
General Electric Capital Corporation	5.00	01/08/2016	1,000,000	1,113,436
General Electric Capital Corporation	5.30	02/11/2021	845,000	930,745
General Electric Capital Corporation	5.50	01/08/2020	1,000,000	1,141,148
General Electric Capital Corporation	5.63	09/15/2017	1,500,000	1,729,547
General Electric Capital Corporation	5.63	05/01/2018	1,000,000	1,154,606
General Electric Capital Corporation	5.88	01/14/2038	2,500,000	2,789,938
General Electric Capital Corporation	5.90	05/13/2014	1,625,000	1,793,543
General Electric Capital Corporation	6.00	08/07/2019	850,000	991,383
General Electric Capital Corporation	6.15	08/07/2037	650,000	732,046
General Electric Capital Corporation ±	6.38	11/15/2067	1,000,000	1,015,000
General Electric Capital Corporation	6.88	01/10/2039	1,500,000	1,848,266
General Electric Capital Corporation Series A	6.75	03/15/2032	1,600,000	1,941,349
Genworth Global Funding Trusts	5.75	05/15/2013	350,000	357,841
HSBC Bank USA NA New York	4.63	04/01/2014	700,000	740,023
HSBC Bank USA NA New York	5.63	08/15/2035	225,000	222,967
HSBC Finance Capital Trust IX ±	5.91	11/30/2035	200,000	179,500
HSBC Finance Corporation	5.00	06/30/2015	1,825,000	1,934,210
HSBC Finance Corporation	6.68	01/15/2021	1,179,000	1,261,379
JPMorgan Chase & Company	1.65	09/30/2013	500,000	507,000
JPMorgan Chase & Company	2.05	01/24/2014	1,000,000	1,019,514
JPMorgan Chase & Company	2.60	01/15/2016	1,500,000	1,516,956
JPMorgan Chase & Company	3.15	07/05/2016	2,500,000	2,574,390
JPMorgan Chase & Company	3.40	06/24/2015	500,000	526,058
JPMorgan Chase & Company	3.45	03/01/2016	500,000	519,431
JPMorgan Chase & Company	3.70	01/20/2015	1,500,000	1,592,588
JPMorgan Chase & Company	4.35	08/15/2021	2,000,000	2,097,744
JPMorgan Chase & Company	4.40	07/22/2020	1,500,000	1,571,598
JPMorgan Chase & Company	4.63	05/10/2021	1,500,000	1,593,765
JPMorgan Chase & Company	4.65	06/01/2014	1,650,000	1,771,513
JPMorgan Chase & Company	5.25	05/01/2015	1,100,000	1,189,880
JPMorgan Chase & Company	5.60	07/15/2041	1,100,000	1,220,055
JPMorgan Chase & Company	6.00	01/15/2018	1,000,000	1,158,820
JPMorgan Chase & Company	6.30	04/23/2019	1,500,000	1,762,923
JPMorgan Chase & Company	6.40	05/15/2038	1,350,000	1,614,146
JPMorgan Chase Bank National	6.00	10/01/2017	1,250,000	1,402,755
JPMorgan Chase Capital XX Series T	6.55	09/15/2066	400,000	402,000
JPMorgan Chase Capital XXII Series V	6.45	01/15/2087	150,000	150,750
JPMorgan Chase Capital XXV Series Y	6.80	10/01/2037	1,250,000	1,262,500
JPMorgan Chase Capital XXVII Series AA	7.00	11/01/2039	650,000	663,000
Mellon Funding Corporation	5.00	12/01/2014	200,000	217,354
Mellon Funding Corporation	5.20	05/15/2014	100,000	108,930
Mellon Funding Corporation	5.50	11/15/2018	200,000	229,955
Merrill Lynch & Company Incorporated	5.45	07/15/2014	450,000	468,133

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
Merrill Lynch & Company Incorporated	5.70%	05/02/2017	$700,000	$699,259
Merrill Lynch & Company Incorporated	6.05	05/16/2016	1,500,000	1,548,984
Merrill Lynch & Company Incorporated	6.11	01/29/2037	600,000	571,629
Merrill Lynch & Company Incorporated	6.15	04/25/2013	500,000	519,710
Merrill Lynch & Company Incorporated	6.40	08/28/2017	500,000	526,538
Merrill Lynch & Company Incorporated	6.88	04/25/2018	1,690,000	1,839,592
Merrill Lynch & Company Incorporated	7.75	05/14/2038	1,000,000	1,079,805
NASDAQ OMX Group Incorporated	4.00	01/15/2015	200,000	208,202
NASDAQ OMX Group Incorporated	5.25	01/16/2018	60,000	64,210
NASDAQ OMX Group Incorporated	5.55	01/15/2020	500,000	524,918
National Rural Utilities Cooperative Finance Corporation	1.00	02/02/2015	675,000	677,552
National Rural Utilities Cooperative Finance Corporation	3.05	03/01/2016	100,000	106,091
National Rural Utilities Cooperative Finance Corporation	5.45	04/10/2017	250,000	289,335
National Rural Utilities Cooperative Finance Corporation	5.50	07/01/2013	590,000	628,004
National Rural Utilities Cooperative Finance Corporation	10.38	11/01/2018	700,000	1,021,917
National Rural Utilities Cooperative Finance Corporation Series C	8.00	03/01/2032	150,000	212,597
NCUA Guaranteed Notes	3.45	06/12/2021	200,000	217,486
NYSE Euronext	4.80	06/28/2013	250,000	262,700
Orix Corporation	5.00	01/12/2016	500,000	528,233
PACCAR Financial Corporation	2.05	06/17/2013	400,000	407,138
PC Financial Partnership	5.00	11/15/2014	250,000	274,752
PNC Funding Corporation	2.70	09/19/2016	1,000,000	1,039,593
PNC Funding Corporation	3.63	02/08/2015	1,100,000	1,175,519
PNC Funding Corporation	5.13	02/08/2020	150,000	173,005
PNC Funding Corporation	5.63	02/01/2017	350,000	388,709
PNC Funding Corporation	6.70	06/10/2019	500,000	618,038
Private Export Funding Corporation	1.38	02/15/2017	125,000	124,906
Private Export Funding Corporation	4.30	12/15/2021	100,000	115,761
Private Export Funding Corporation	4.95	11/15/2015	250,000	286,853
Rio Tinto Finance USA Limited	2.25	09/20/2016	200,000	208,065
Rio Tinto Finance USA Limited	3.75	09/20/2021	500,000	533,007
Santander Holdings USA	4.63	04/19/2016	500,000	495,412
Teco Finance Incorporated	4.00	03/15/2016	130,000	137,570
Teco Finance Incorporated	5.15	03/15/2020	65,000	73,024
Teco Finance Incorporated	6.57	11/01/2017	250,000	295,096
UBS AG Stamford Connecticut	5.88	07/15/2016	430,000	453,985
UBS Preferred Funding Trust V Series 1 ±	6.24	05/29/2049	300,000	278,400
Unilever Capital Corporation	2.75	02/10/2016	300,000	318,251
Unilever Capital Corporation	3.65	02/15/2014	750,000	795,792
Unilever Capital Corporation	4.25	02/10/2021	300,000	342,273
Unilever Capital Corporation	5.90	11/15/2032	200,000	259,289
WMC Finance USA Limited	5.13	05/15/2013	250,000	263,593

				134,196,202

Insurance: 0.94%
ACE INA Holdings Incorporated	2.60	11/23/2015	500,000	518,002
ACE INA Holdings Incorporated	5.60	05/15/2015	350,000	396,488
ACE INA Holdings Incorporated	5.88	06/15/2014	75,000	82,709
ACE INA Holdings Incorporated	5.90	06/15/2019	500,000	599,170
Aegon Funding Corporation	5.75	12/15/2020	75,000	80,154

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	103

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)
AFLAC Incorporated	3.45%	08/15/2015	$150,000	$157,418
AFLAC Incorporated	6.90	12/17/2039	250,000	301,759
AFLAC Incorporated	8.50	05/15/2019	150,000	195,201
Alleghany Corporation	5.63	09/15/2020	100,000	104,995
Allied World Assurance	5.50	11/15/2020	300,000	307,874
Allstate Corporation	5.00	08/15/2014	300,000	326,612
Allstate Corporation	5.55	05/09/2035	830,000	935,865
Allstate Corporation	6.20	05/16/2014	150,000	166,625
Allstate Corporation ±	6.50	05/15/2067	200,000	196,000
Allstate Corporation	7.45	05/16/2019	650,000	824,806
Allstate Corporation Series B ±	6.13	05/15/2037	300,000	293,625
American International Group Incorporated	4.25	05/15/2013	500,000	510,331
American International Group Incorporated	4.25	09/15/2014	500,000	517,558
American International Group Incorporated	5.05	10/01/2015	250,000	264,035
American International Group Incorporated	5.45	05/18/2017	700,000	744,097
American International Group Incorporated	5.85	01/16/2018	850,000	916,592
American International Group Incorporated	6.25	05/01/2036	250,000	269,787
American International Group Incorporated	6.40	12/15/2020	1,000,000	1,114,866
American International Group Incorporated 144A	6.82	11/15/2037	246,000	272,403
American International Group Incorporated ±	8.18	05/15/2038	1,300,000	1,376,375
American International Group Incorporated	8.25	08/15/2018	750,000	898,459
AON Corporation	3.13	05/27/2016	350,000	361,248
AON Corporation	3.50	09/30/2015	100,000	104,550
AON Corporation	5.00	09/30/2020	550,000	615,755
AON Corporation	6.25	09/30/2040	100,000	124,320
AON Corporation	8.21	01/01/2027	75,000	87,661
Assurant Incorporated	6.75	02/15/2034	375,000	382,987
AXIS Specialty Finance LLC	5.88	06/01/2020	200,000	211,945
Berkshire Hathaway Incorporated	1.90	01/31/2017	275,000	280,153
Berkshire Hathaway Incorporated	3.40	01/31/2022	250,000	255,255
CHUBB Corporation	5.75	05/15/2018	250,000	299,969
CHUBB Corporation	6.00	05/11/2037	280,000	351,503
CHUBB Corporation ±	6.38	03/29/2067	350,000	360,281
CHUBB Corporation Series 1	6.50	05/15/2038	350,000	466,590
Cincinnati Financial Corporation	6.92	05/15/2028	75,000	84,626
CNA Financial Corporation	5.85	12/15/2014	365,000	390,382
CNA Financial Corporation	5.88	08/15/2020	500,000	543,050
CNA Financial Corporation	6.50	08/15/2016	50,000	56,097
CNA Financial Corporation	7.35	11/15/2019	295,000	344,317
Endurance Specialty Holdings Limited	7.00	07/15/2034	200,000	202,353
GE Global Insurance Holdings	7.00	02/15/2026	430,000	496,963
Genworth Financial Incorporated	4.95	10/01/2015	100,000	101,374
Genworth Financial Incorporated	6.52	05/22/2018	500,000	509,971
Genworth Financial Incorporated	7.20	02/15/2021	500,000	505,000
Genworth Financial Incorporated	8.63	12/15/2016	500,000	557,873
Hartford Financial Services Group Incorporated	4.63	07/15/2013	100,000	102,687
Hartford Financial Services Group Incorporated	5.50	10/15/2016	250,000	265,399
Hartford Financial Services Group Incorporated	5.50	03/30/2020	250,000	260,210
Hartford Financial Services Group Incorporated	5.95	10/15/2036	75,000	69,573
Hartford Financial Services Group Incorporated	6.00	01/15/2019	750,000	800,183

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)
Hartford Financial Services Group Incorporated	6.63%	03/30/2040	$500,000	$501,874
Jefferson-Pilot Corporation	4.75	01/30/2014	250,000	260,616
Lincoln National Corporation	4.85	06/24/2021	80,000	85,356
Lincoln National Corporation	6.15	04/07/2036	500,000	536,440
Lincoln National Corporation	6.25	02/15/2020	300,000	343,765
Lincoln National Corporation ±	7.00	05/17/2016	350,000	334,250
Lincoln National Corporation	8.75	07/01/2019	120,000	152,959
Loews Corporation	5.25	03/15/2016	200,000	222,800
Markel Corporation	5.35	06/01/2021	100,000	103,823
Markel Corporation	7.13	09/30/2019	100,000	114,055
Marsh & McLennan Companies Incorporated	4.80	07/15/2021	100,000	111,462
Marsh & McLennan Companies Incorporated	5.75	09/15/2015	500,000	554,220
Marsh & McLennan Companies Incorporated	9.25	04/15/2019	300,000	397,039
MetLife Incorporated	2.38	02/06/2014	500,000	513,509
MetLife Incorporated	4.75	02/08/2021	750,000	831,566
MetLife Incorporated	5.00	11/24/2013	250,000	267,219
MetLife Incorporated	5.70	06/15/2035	250,000	295,199
MetLife Incorporated	5.88	02/06/2041	700,000	855,453
MetLife Incorporated	6.38	06/15/2034	280,000	349,017
MetLife Incorporated	6.40	12/15/2036	800,000	788,605
MetLife Incorporated	6.50	12/15/2032	200,000	247,556
MetLife Incorporated	6.75	06/01/2016	500,000	598,476
MetLife Incorporated Series A	6.82	08/15/2018	750,000	917,981
OneBeacon US Holdings Incorporated	5.88	05/15/2013	27,000	27,851
PartnerRe Finance B LLC	5.50	06/01/2020	250,000	258,660
Principal Financial Group Incorporated	7.88	05/15/2014	600,000	674,719
Principal Life Income Funding Trusts	5.30	04/24/2013	500,000	525,327
Progressive Corporation	6.25	12/01/2032	75,000	90,345
Progressive Corporation ±	6.70	06/15/2037	500,000	525,000
Protective Life Corporation	7.38	10/15/2019	500,000	561,555
Prudential Financial Incorporated	3.00	05/12/2016	1,000,000	1,039,253
Prudential Financial Incorporated	3.88	01/14/2015	100,000	105,702
Prudential Financial Incorporated	4.50	07/15/2013	100,000	103,955
Prudential Financial Incorporated	4.75	09/17/2015	1,000,000	1,089,498
Prudential Financial Incorporated	5.38	06/21/2020	500,000	563,851
Prudential Financial Incorporated	5.70	12/14/2036	538,000	579,501
Prudential Financial Incorporated	6.20	01/15/2015	30,000	33,249
Prudential Financial Incorporated	6.20	11/15/2040	250,000	287,239
Prudential Financial Incorporated	6.63	12/01/2037	65,000	77,584
Prudential Financial Incorporated	7.38	06/15/2019	55,000	68,062
Prudential Financial Incorporated ±	8.88	06/15/2038	200,000	239,000
Prudential Financial Incorporated Series B	5.75	07/15/2033	500,000	535,520
Prudential Financial Incorporated Series C	5.40	06/13/2035	180,000	184,934
Reinsurance Group of America Incorporated	5.00	06/01/2021	60,000	62,469
Reinsurance Group of America Incorporated	6.45	11/15/2019	350,000	395,621
St. Paul Travelers Companies Incorporated	5.50	12/01/2015	180,000	204,896
The Travelers Companies Incorporated	5.75	12/15/2017	150,000	180,344
The Travelers Companies Incorporated	5.90	06/02/2019	500,000	599,812
The Travelers Companies Incorporated	6.25	06/15/2037	365,000	467,689
Transatlantic Holdings Incorporated	5.75	12/14/2015	475,000	517,759

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	105

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)
Transatlantic Holdings Incorporated	8.00%	11/30/2039	$100,000	$113,933
Travelers Property Casualty Corporation	6.38	03/15/2033	600,000	752,390
Unitrin Incorporated	6.00	05/15/2017	100,000	105,818
Unum Group	7.13	09/30/2016	115,000	131,561
Willis North America Incorporated	5.63	07/15/2015	75,000	81,202
Willis North America Incorporated	7.00	09/29/2019	500,000	571,459
WR Berkley Corporation	5.38	09/15/2020	200,000	205,418
WR Berkley Corporation	6.25	02/15/2037	100,000	100,058
XL Capital Limited	6.25	05/15/2027	100,000	104,545
XL Capital Limited	6.38	11/15/2024	100,000	107,615

				43,220,715

Real Estate Management & Development: 0.02%
AMB Property LP	6.63	12/01/2019	500,000	562,106
Regency Centers LP	4.80	04/15/2021	200,000	210,065
Regency Centers LP	5.88	06/15/2017	100,000	111,747

				883,918

REITs: 0.44%
American Tower Corporation	4.50	01/15/2018	500,000	517,364
American Tower Corporation	4.63	04/01/2015	100,000	106,038
American Tower Corporation	5.05	09/01/2020	500,000	516,337
American Tower Corporation	5.90	11/01/2021	65,000	72,159
American Tower Corporation	7.00	10/15/2017	350,000	403,769
AvalonBay Communities Incorporated	5.70	03/15/2017	150,000	168,531
AvalonBay Communities Incorporated	6.10	03/15/2020	100,000	118,821
BioMed Realty Trust Incorporated	3.85	04/15/2016	150,000	154,354
Boston Properties LP	4.13	05/15/2021	300,000	317,014
Boston Properties LP	5.63	04/15/2015	250,000	278,656
Boston Properties LP	5.63	11/15/2020	500,000	574,844
Boston Properties LP	5.88	10/15/2019	500,000	576,162
BRE Properties Incorporated	5.20	03/15/2021	65,000	69,937
Camden Property Trust	4.63	06/15/2021	150,000	157,507
Camden Property Trust	4.88	06/15/2023	100,000	107,176
Commonwealth REIT	5.88	09/15/2020	100,000	102,654
Digital Realty Trust LP	5.25	03/15/2021	100,000	105,278
Digital Realty Trust LP	5.88	02/01/2020	300,000	326,527
Duke Realty LP	5.95	02/15/2017	350,000	387,410
Duke Realty LP	6.25	05/15/2013	200,000	210,352
Duke Realty LP	7.38	02/15/2015	500,000	557,635
ERP Operating LP	5.25	09/15/2014	480,000	518,869
ERP Operating LP	5.75	06/15/2017	750,000	853,030
HCP Incorporated	2.70	02/01/2014	360,000	364,206
HCP Incorporated	3.75	02/01/2016	355,000	368,428
HCP Incorporated	3.75	02/01/2019	100,000	100,717
HCP Incorporated	5.38	02/01/2021	65,000	71,227
HCP Incorporated	5.63	05/01/2017	100,000	110,078
HCP Incorporated	6.00	01/30/2017	200,000	222,988
HCP Incorporated	6.70	01/30/2018	500,000	582,842

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

REITs (continued)
HCP Incorporated	6.75%	02/01/2041	$65,000	$79,136
Health Care Incorporated	3.63	03/15/2016	300,000	305,896
Health Care Incorporated	4.70	09/15/2017	500,000	528,060
Health Care Incorporated	4.95	01/15/2021	250,000	261,462
Health Care Incorporated	5.25	01/15/2022	100,000	105,661
Health Care Incorporated	5.75	01/15/2021	250,000	259,988
Health Care Incorporated	6.13	04/15/2020	250,000	277,679
Health Care Incorporated	6.50	01/17/2017	60,000	66,230
Health Care Incorporated	6.50	03/15/2041	100,000	108,360
Highwoods Realty Limited	5.85	03/15/2017	300,000	320,792
Hospitality Properties Trust	5.63	03/15/2017	75,000	79,938
Hospitality Properties Trust	7.88	08/15/2014	500,000	549,437
HRPT Properties Trust	5.75	11/01/2015	350,000	365,981
Kilroy Realty Corporation	4.80	07/15/2018	150,000	154,270
Kilroy Realty Corporation	5.00	11/03/2015	100,000	104,694
Kimco Realty Corporation	5.70	05/01/2017	500,000	552,148
Kimco Realty Corporation	6.88	10/01/2019	100,000	117,683
Liberty Property LP	4.75	10/01/2020	250,000	258,332
Liberty Property LP	5.50	12/15/2016	75,000	82,158
Liberty Property LP	6.63	10/01/2017	150,000	171,726
Mack-Cali Realty Corporation	7.75	08/15/2019	150,000	182,867
National Retail Properties Incorporated	6.88	10/15/2017	100,000	115,010
ProLogis Trust	6.25	03/15/2017	100,000	110,528
ProLogis Trust	6.63	05/15/2018	100,000	112,148
ProLogis Trust	6.88	03/15/2020	531,000	614,611
ProLogis Trust	7.63	08/15/2014	100,000	109,261
Realty Income Corporation	5.75	01/15/2021	300,000	330,326
Realty Income Corporation	5.95	09/15/2016	100,000	111,407
Senior Housing Properties Trust	4.30	01/15/2016	100,000	100,213
Simon Property Group LP	4.20	02/01/2015	90,000	95,987
Simon Property Group LP	4.38	03/01/2021	500,000	546,354
Simon Property Group LP	5.10	06/15/2015	750,000	831,500
Simon Property Group LP	5.25	12/01/2016	50,000	56,652
Simon Property Group LP	5.65	02/01/2020	200,000	235,340
Simon Property Group LP	5.75	12/01/2015	125,000	142,005
Simon Property Group LP	5.88	03/01/2017	250,000	291,370
Simon Property Group LP	6.13	05/30/2018	100,000	119,329
Simon Property Group LP	6.75	02/01/2040	350,000	468,603
Simon Property Group LP	10.35	04/01/2019	600,000	844,840
Tanger Properties LP	6.15	11/15/2015	250,000	280,234
UDR Incorporated	4.25	06/01/2018	150,000	155,296
UDR Incorporated	4.63	01/10/2022	100,000	104,688
Ventas Realty LP	3.13	11/30/2015	100,000	102,751
Ventas Realty LP	4.75	06/01/2021	150,000	154,504
Vornado Realty Trust	4.25	04/01/2015	250,000	261,212

				20,247,577

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	107

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care: 1.69%

Biotechnology: 0.23%
Amgen Incorporated	1.88%	11/15/2014	$750,000	$767,378
Amgen Incorporated	2.30	06/15/2016	600,000	613,736
Amgen Incorporated	3.88	11/15/2021	500,000	519,412
Amgen Incorporated	4.10	06/15/2021	100,000	105,763
Amgen Incorporated	4.50	03/15/2020	65,000	70,456
Amgen Incorporated	4.95	10/01/2041	500,000	506,609
Amgen Incorporated	5.15	11/15/2041	350,000	365,556
Amgen Incorporated	5.65	06/15/2042	1,100,000	1,228,459
Amgen Incorporated	5.70	02/01/2019	1,000,000	1,159,740
Amgen Incorporated	5.75	03/15/2040	80,000	89,187
Amgen Incorporated	5.85	06/01/2017	350,000	412,457
Amgen Incorporated	6.15	06/01/2018	250,000	302,045
Amgen Incorporated	6.38	06/01/2037	500,000	591,876
Amgen Incorporated	6.40	02/01/2039	250,000	298,308
Biogen Idec Incorporated	6.88	03/01/2018	500,000	615,590
Celgene Corporation	2.45	10/15/2015	200,000	205,457
Celgene Corporation	3.95	10/15/2020	200,000	206,170
Genzyme Corporation	3.63	06/15/2015	250,000	270,955
Genzyme Corporation	5.00	06/15/2020	200,000	233,410
Gilead Sciences Incorporated	4.40	12/01/2021	800,000	852,316
Gilead Sciences Incorporated	4.50	04/01/2021	500,000	535,314
Gilead Sciences Incorporated	5.65	12/01/2041	400,000	443,331

				10,393,525

Health Care Equipment & Supplies: 0.24%
Baxter International Incorporated	1.80	03/15/2013	560,000	567,885
Baxter International Incorporated	4.25	03/15/2020	100,000	111,954
Baxter International Incorporated	5.38	06/01/2018	500,000	595,203
Baxter International Incorporated	5.90	09/01/2016	50,000	59,799
Baxter International Incorporated	6.25	12/01/2037	250,000	335,198
Becton Dickinson and Company	1.75	11/08/2016	500,000	509,439
Becton Dickinson and Company	3.13	11/08/2021	300,000	308,694
Becton Dickinson and Company	3.25	11/12/2020	350,000	365,056
Becton Dickinson and Company	6.00	05/15/2039	200,000	248,416
Boston Scientific Corporation	4.50	01/15/2015	750,000	803,647
Boston Scientific Corporation	6.00	01/15/2020	350,000	408,851
Boston Scientific Corporation	6.40	06/15/2016	350,000	404,697
Boston Scientific Corporation	7.38	01/15/2040	300,000	393,008
C.R. Bard Incorporated	2.88	01/15/2016	100,000	104,862
C.R. Bard Incorporated	4.40	01/15/2021	168,000	188,525
CareFusion Corporation	6.38	08/01/2019	500,000	589,082
Dentsply International	2.75	08/15/2016	55,000	55,639
Hospira Incorporated	6.05	03/30/2017	500,000	559,432
Hospira Incorporated	6.40	05/15/2015	45,000	49,527
Medtronic Incorporated	3.00	03/15/2015	750,000	797,681
Medtronic Incorporated	4.45	03/15/2020	1,000,000	1,142,516
Medtronic Incorporated	4.50	03/15/2014	250,000	268,826
Medtronic Incorporated	5.55	03/15/2040	300,000	369,482

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Equipment & Supplies (continued)
St. Jude Medical Incorporated	2.50%	01/15/2016	$250,000	$259,132
St. Jude Medical Incorporated	3.75	07/15/2014	500,000	530,781
Stryker Corporation	3.00	01/15/2015	150,000	158,579
Stryker Corporation	4.38	01/15/2020	150,000	166,551
Zimmer Holdings Incorporated	4.63	11/30/2019	250,000	274,214
Zimmer Holdings Incorporated	5.75	11/30/2039	250,000	284,716

				10,911,392

Health Care Providers & Services: 0.39%
Aetna Incorporated	3.95	09/01/2020	200,000	213,666
Aetna Incorporated	4.13	06/01/2021	200,000	217,509
Aetna Incorporated	6.00	06/15/2016	300,000	347,458
Aetna Incorporated	6.63	06/15/2036	650,000	831,652
AmerisourceBergen Corporation	3.50	11/15/2021	300,000	313,992
AmerisourceBergen Corporation	4.88	11/15/2019	250,000	282,883
Cardinal Health Incorporated	5.80	10/15/2016	350,000	407,929
CIGNA Corporation	4.00	02/15/2022	250,000	260,602
CIGNA Corporation	4.38	12/15/2020	500,000	526,954
CIGNA Corporation	4.50	03/15/2021	100,000	105,926
CIGNA Corporation	5.13	06/15/2020	215,000	230,776
CIGNA Corporation	5.38	02/15/2042	350,000	376,046
CIGNA Corporation	5.88	03/15/2041	80,000	89,797
CIGNA Corporation	6.15	11/15/2036	50,000	56,446
Coventry Health Care Incorporated	5.45	06/15/2021	80,000	88,709
Express Scripts Incorporated	3.13	05/15/2016	400,000	413,569
Express Scripts Incorporated	6.25	06/15/2014	750,000	825,885
Humana Incorporated	7.20	06/15/2018	500,000	603,357
Laboratory Corporation of America Holdings	4.63	11/15/2020	500,000	532,906
Laboratory Corporation of America Holdings	5.63	12/15/2015	200,000	224,169
McKesson Corporation	3.25	03/01/2016	500,000	531,318
McKesson Corporation	6.00	03/01/2041	250,000	327,820
McKesson Corporation	7.50	02/15/2019	500,000	646,283
McKesson HBOC Incorporated	5.25	03/01/2013	300,000	312,777
Medco Health Solutions Incorporated	4.13	09/15/2020	500,000	519,087
Medco Health Solutions Incorporated	7.25	08/15/2013	750,000	808,001
Quest Diagnostics Incorporated	4.75	01/30/2020	590,000	637,933
Quest Diagnostics Incorporated	5.75	01/30/2040	40,000	43,687
Quest Diagnostics Incorporated	6.40	07/01/2017	400,000	474,596
Quest Diagnostics Incorporated	6.95	07/01/2037	100,000	124,554
UnitedHealth Group Incorporated	4.88	04/01/2013	500,000	522,528
UnitedHealth Group Incorporated	5.00	08/15/2014	500,000	548,991
UnitedHealth Group Incorporated	5.80	03/15/2036	250,000	301,797
UnitedHealth Group Incorporated	5.95	02/15/2041	500,000	636,336
UnitedHealth Group Incorporated	6.00	02/15/2018	1,000,000	1,221,743
UnitedHealth Group Incorporated	6.63	11/15/2037	150,000	198,940
UnitedHealth Group Incorporated	6.88	02/15/2038	500,000	684,994
WellPoint Incorporated	5.25	01/15/2016	100,000	113,002
WellPoint Incorporated	5.80	08/15/2040	135,000	165,621
WellPoint Incorporated	5.85	01/15/2036	725,000	865,448
WellPoint Incorporated	5.88	06/15/2017	750,000	881,615

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	109

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Providers & Services (continued)
WellPoint Incorporated	7.00%	02/15/2019	$500,000	$636,043

				18,153,345

Life Sciences Tools & Services: 0.07%
Life Technologies Corporation	4.40	03/01/2015	300,000	313,512
Life Technologies Corporation	5.00	01/15/2021	150,000	162,711
Life Technologies Corporation	6.00	03/01/2020	250,000	289,249
Thermo Fisher Scientific Incorporated	2.05	02/21/2014	530,000	544,424
Thermo Fisher Scientific Incorporated	2.25	08/15/2016	185,000	192,142
Thermo Fisher Scientific Incorporated	3.20	05/01/2015	500,000	532,184
Thermo Fisher Scientific Incorporated	3.20	03/01/2016	40,000	42,748
Thermo Fisher Scientific Incorporated	4.50	03/01/2021	1,040,000	1,176,902

				3,253,872

Pharmaceuticals: 0.76%
Abbott Laboratories	2.70	05/27/2015	350,000	370,363
Abbott Laboratories	4.13	05/27/2020	500,000	570,811
Abbott Laboratories	5.13	04/01/2019	350,000	419,214
Abbott Laboratories	5.30	05/27/2040	500,000	605,006
Abbott Laboratories	5.60	11/30/2017	1,000,000	1,220,701
Abbott Laboratories	5.88	05/15/2016	150,000	176,765
Abbott Laboratories	6.00	04/01/2039	300,000	387,119
Abbott Laboratories	6.15	11/30/2037	475,000	620,280
Allergan Incorporated	3.38	09/15/2020	500,000	521,248
Bristol-Myers Squibb Company	5.45	05/01/2018	500,000	606,461
Bristol-Myers Squibb Company	5.88	11/15/2036	582,000	745,173
Bristol-Myers Squibb Company	6.13	05/01/2038	13,000	17,186
Eli Lilly & Company	4.20	03/06/2014	800,000	855,574
Eli Lilly & Company	5.20	03/15/2017	500,000	586,040
Eli Lilly & Company	5.50	03/15/2027	400,000	478,274
Eli Lilly & Company	5.95	11/15/2037	500,000	635,305
Genentech Incorporated	4.75	07/15/2015	500,000	556,928
GlaxoSmithKline Capital Incorporated	4.38	04/15/2014	250,000	270,037
GlaxoSmithKline Capital Incorporated	4.85	05/15/2013	1,000,000	1,052,584
GlaxoSmithKline Capital Incorporated	5.38	04/15/2034	300,000	350,674
GlaxoSmithKline Capital Incorporated	5.65	05/15/2018	1,000,000	1,223,242
GlaxoSmithKline Capital Incorporated	6.38	05/15/2038	900,000	1,236,753
Johnson & Johnson	2.15	05/15/2016	500,000	524,148
Johnson & Johnson	4.50	09/01/2040	300,000	334,392
Johnson & Johnson	4.85	05/15/2041	200,000	235,461
Johnson & Johnson	4.95	05/15/2033	180,000	209,215
Johnson & Johnson	5.15	07/15/2018	500,000	606,197
Johnson & Johnson	5.55	08/15/2017	250,000	307,711
Johnson & Johnson	5.85	07/15/2038	500,000	666,171
Johnson & Johnson	6.73	11/15/2023	300,000	426,811
Merck & Company Incorporated	3.88	01/15/2021	350,000	393,030
Merck & Company Incorporated	4.75	03/01/2015	225,000	251,282
Merck & Company Incorporated	5.00	06/30/2019	250,000	299,430
Merck & Company Incorporated	5.75	11/15/2036	400,000	505,859

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Pharmaceuticals (continued)
Merck & Company Incorporated	5.85%	06/30/2039	$150,000	$197,207
Merck & Company Incorporated	5.95	12/01/2028	65,000	82,234
Merck & Company Incorporated	6.00	09/15/2017	1,000,000	1,239,534
Merck & Company Incorporated	6.30	01/01/2026	250,000	314,764
Merck & Company Incorporated	6.40	03/01/2028	500,000	660,042
Novartis Capital Corporation	1.90	04/24/2013	595,000	605,255
Novartis Capital Corporation	2.90	04/24/2015	850,000	906,316
Novartis Capital Corporation	4.13	02/10/2014	475,000	507,554
Novartis Capital Corporation	4.40	04/24/2020	500,000	577,054
Pfizer Incorporated	4.50	02/15/2014	300,000	323,337
Pfizer Incorporated	5.35	03/15/2015	1,250,000	1,421,088
Pfizer Incorporated	5.45	04/01/2017	500,000	592,829
Pfizer Incorporated	5.50	02/01/2014	500,000	546,669
Pfizer Incorporated	5.50	02/15/2016	180,000	209,942
Pfizer Incorporated	5.95	04/01/2037	350,000	457,070
Pfizer Incorporated	6.00	02/15/2036	625,000	805,582
Pfizer Incorporated	6.20	03/15/2019	2,000,000	2,524,062
Pfizer Incorporated	6.50	02/01/2034	500,000	672,792
Pfizer Incorporated	7.20	03/15/2039	750,000	1,128,536
Schering-Plough Corporation	5.30	12/01/2013	900,000	975,498
Schering-Plough Corporation	6.50	12/01/2033	120,000	165,551
Schering-Plough Corporation	6.55	09/15/2037	475,000	672,945
Teva Pharmaceutical Finance LLC	1.70	11/10/2014	500,000	510,288
Teva Pharmaceutical Finance LLC	3.65	11/10/2021	500,000	521,511
Watson Pharmaceuticals Incorporated	5.00	08/15/2014	125,000	133,466
Watson Pharmaceuticals Incorporated	6.13	08/15/2019	130,000	152,368

				35,168,939

Industrials: 1.45%

Aerospace & Defense: 0.42%
Boeing Capital Corporation	4.70	10/27/2019	500,000	582,487
Boeing Company	4.88	02/15/2020	140,000	166,810
Boeing Company	5.00	03/15/2014	1,000,000	1,091,719
Boeing Company	5.88	02/15/2040	30,000	38,839
Boeing Company	6.00	03/15/2019	300,000	373,168
Boeing Company	6.13	02/15/2033	180,000	232,545
Boeing Company	6.88	03/15/2039	800,000	1,170,065
General Dynamics Corporation	1.38	01/15/2015	200,000	203,714
General Dynamics Corporation	2.25	07/15/2016	200,000	208,271
General Dynamics Corporation	3.88	07/15/2021	200,000	220,520
General Dynamics Corporation	4.25	05/15/2013	500,000	522,907
General Dynamics Corporation	5.25	02/01/2014	500,000	544,473
Goodrich Corporation	4.88	03/01/2020	550,000	617,332
Honeywell International Incorporated	3.88	02/15/2014	500,000	530,294
Honeywell International Incorporated	4.25	03/01/2013	500,000	519,170
Honeywell International Incorporated	4.25	03/01/2021	50,000	57,609
Honeywell International Incorporated	5.00	02/15/2019	750,000	877,695
Honeywell International Incorporated	5.30	03/01/2018	100,000	120,025
Honeywell International Incorporated	5.38	03/01/2041	365,000	451,026

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	111

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Aerospace & Defense (continued)
Honeywell International Incorporated	5.70%	03/15/2037	$250,000	$314,739
L-3 Communications Corporation	4.95	02/15/2021	500,000	522,737
L-3 Communications Corporation	5.20	10/15/2019	500,000	539,662
Lockheed Martin Corporation	4.25	11/15/2019	1,000,000	1,090,234
Lockheed Martin Corporation	5.50	11/15/2039	150,000	171,137
Lockheed Martin Corporation	5.72	06/01/2040	162,000	190,941
Lockheed Martin Corporation Series B	6.15	09/01/2036	350,000	429,506
Northrop Grumman Corporation	1.85	11/15/2015	300,000	303,563
Northrop Grumman Corporation	3.50	03/15/2021	300,000	305,096
Northrop Grumman Corporation	3.70	08/01/2014	90,000	94,767
Northrop Grumman Corporation	5.05	08/01/2019	85,000	95,109
Northrop Grumman Corporation	5.05	11/15/2040	100,000	106,377
Northrop Grumman Corporation	7.75	02/15/2031	300,000	424,607
Raytheon Company	1.63	10/15/2015	500,000	508,946
Raytheon Company	4.40	02/15/2020	600,000	673,352
Raytheon Company	4.70	12/15/2041	500,000	538,214
Raytheon Company	7.20	08/15/2027	120,000	160,913
Rockwell Collins Incorporated	5.25	07/15/2019	50,000	57,661
Textron Incorporated	4.63	09/21/2016	100,000	105,886
United Technologies Corporation	4.50	04/15/2020	500,000	579,717
United Technologies Corporation	4.88	05/01/2015	850,000	954,367
United Technologies Corporation	6.05	06/01/2036	400,000	515,798
United Technologies Corporation	6.13	02/01/2019	565,000	698,952
United Technologies Corporation	6.13	07/15/2038	500,000	662,693
United Technologies Corporation	7.50	09/15/2029	430,000	591,992

				19,165,635

Air Freight & Logistics: 0.08%
FedEx Corporation	7.38	01/15/2014	20,000	22,132
FedEx Corporation	8.00	01/15/2019	400,000	525,171
United Parcel Service Incorporated	3.13	01/15/2021	900,000	964,352
United Parcel Service Incorporated	3.88	04/01/2014	350,000	373,187
United Parcel Service Incorporated	5.50	01/15/2018	100,000	121,285
United Parcel Service Incorporated	6.20	01/15/2038	795,000	1,079,149
United Parcel Service Incorporated Class B	5.13	04/01/2019	500,000	603,256

				3,688,532

Airlines: 0.07%
American Airlines Incorporated	10.38	07/02/2019	179,632	195,350
Continental Airlines Incorporated	4.75	07/12/2022	490,369	512,436
Continental Airlines Incorporated	7.25	05/10/2021	185,372	205,763
Continental Airlines Incorporated	9.00	01/08/2018	132,713	151,292
Continental Airlines Incorporated Series A	5.98	10/19/2023	395,028	432,555
Delta Air Lines Incorporated	4.95	05/23/2019	190,644	202,082
Delta Air Lines Incorporated	6.82	02/10/2024	84,287	92,404
Delta Air Lines Incorporated	7.75	12/17/2019	394,760	446,079
Northwest Airlines Incorporated	7.03	11/01/2019	183,227	188,724
Southwest Airlines Company	5.25	10/01/2014	500,000	534,027
United Airlines Incorporated	10.40	05/01/2018	230,357	262,607

				3,223,319

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Building Products: 0.01%
Owens Corning Incorporated	6.50%	12/01/2016	$500,000	$552,936

Commercial Services & Supplies: 0.20%
Allied Waste North America Incorporated	6.88	06/01/2017	1,000,000	1,048,750
Avery Dennison Corporation	5.38	04/15/2020	350,000	363,824
Black & Decker Corporation	3.40	12/01/2021	60,000	61,663
Black & Decker Corporation	8.95	04/15/2014	500,000	571,454
Cintas Corporation No. 2	2.85	06/01/2016	200,000	206,280
Cintas Corporation No. 2	4.30	06/01/2021	60,000	64,194
Cooper US Incorporated	2.38	01/15/2016	200,000	205,764
Cooper US Incorporated	3.88	12/15/2020	200,000	209,768
Cooper US Incorporated	6.10	07/01/2017	100,000	116,358
CRH America Incorporated	5.30	10/15/2013	180,000	188,924
CRH America Incorporated	6.00	09/30/2016	850,000	926,919
CRH America Incorporated	8.13	07/15/2018	200,000	234,011
Equifax Incorporated	7.00	07/01/2037	50,000	59,293
Pitney Bowes Incorporated	4.75	01/15/2016	250,000	264,688
Pitney Bowes Incorporated	5.25	01/15/2037	500,000	504,402
Pitney Bowes Incorporated	5.75	09/15/2017	100,000	108,745
Republic Services Incorporated	3.80	05/15/2018	100,000	108,179
Republic Services Incorporated	4.75	05/15/2023	300,000	335,032
Republic Services Incorporated	5.25	11/15/2021	50,000	57,667
Republic Services Incorporated	5.50	09/15/2019	125,000	144,269
Republic Services Incorporated	5.70	05/15/2041	550,000	652,092
Waste Management Incorporated	4.60	03/01/2021	200,000	222,863
Waste Management Incorporated	4.75	06/30/2020	500,000	558,866
Waste Management Incorporated	5.00	03/15/2014	415,000	447,358
Waste Management Incorporated	6.10	03/15/2018	326,000	386,836
Waste Management Incorporated	6.13	11/30/2039	500,000	619,221
Waste Management Incorporated	7.75	05/15/2032	400,000	568,210

				9,235,630

Electrical Equipment: 0.06%
Emerson Electric Company	4.13	04/15/2015	300,000	327,504
Emerson Electric Company	4.25	11/15/2020	200,000	220,114
Emerson Electric Company	4.75	10/15/2015	100,000	111,038
Emerson Electric Company	4.88	10/15/2019	200,000	232,565
Emerson Electric Company	5.25	10/15/2018	50,000	58,709
Emerson Electric Company	5.25	11/15/2039	500,000	590,469
Emerson Electric Company	5.38	10/15/2017	200,000	234,241
Emerson Electric Company	6.13	04/15/2039	100,000	132,056
Hubbell Incorporated	3.63	11/15/2022	200,000	208,729
Rockwell Automation Incorporated	6.25	12/01/2037	300,000	373,413
Roper Industries Incorporated	6.25	09/01/2019	200,000	238,412
Roper Industries Incorporated	6.63	08/15/2013	200,000	213,693

				2,940,943

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	113

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Industrial Conglomerates: 0.12%
3M Company	4.38%	08/15/2013	$600,000	$634,037
3M Company	5.70	03/15/2037	325,000	430,811
Danaher Corporation	1.30	06/23/2014	560,000	568,282
Danaher Corporation	2.30	06/23/2016	100,000	104,159
Danaher Corporation	3.90	06/23/2021	100,000	110,499
Danaher Corporation	5.40	03/01/2019	450,000	534,761
GATX Corporation	3.50	07/15/2016	245,000	250,753
GATX Corporation	4.85	06/01/2021	100,000	103,911
GATX Corporation	8.75	05/15/2014	200,000	228,828
General Electric Company	5.25	12/06/2017	1,600,000	1,888,637
Textron Incorporated	7.25	10/01/2019	350,000	401,948

				5,256,626

Machinery: 0.19%
Caterpillar Incorporated	1.38	05/27/2014	100,000	101,710
Caterpillar Incorporated	3.90	05/27/2021	1,000,000	1,107,660
Caterpillar Incorporated	5.20	05/27/2041	555,000	669,727
Caterpillar Incorporated	6.05	08/15/2036	900,000	1,170,130
Deere & Company	4.38	10/16/2019	400,000	460,948
Deere & Company	5.38	10/16/2029	300,000	367,895
Deere & Company	6.95	04/25/2014	1,000,000	1,131,273
Dover Corporation	4.30	03/01/2021	500,000	570,712
Dover Corporation	5.38	10/15/2035	200,000	236,475
Dover Corporation	5.45	03/15/2018	100,000	117,807
Dover Corporation	6.60	03/15/2038	60,000	83,200
Eaton Corporation	5.60	05/15/2018	500,000	587,290
Eaton Corporation	6.95	03/20/2019	200,000	252,256
Harsco Corporation	2.70	10/15/2015	100,000	102,739
IDEX Corporation	4.50	12/15/2020	100,000	104,942
Illinois Tool Works Incorporated 144A	3.38	09/15/2021	120,000	124,897
Illinois Tool Works Incorporated 144A	4.88	09/15/2041	45,000	49,705
Illinois Tool Works Incorporated	5.15	04/01/2014	300,000	326,895
Illinois Tool Works Incorporated	6.25	04/01/2019	155,000	191,206
Kennametal Incorporated	3.88	02/15/2022	98,000	98,348
Parker Hannifin Corporation	3.50	09/15/2022	100,000	103,287
Parker Hannifin Corporation	5.50	05/15/2018	135,000	158,764
Parker Hannifin Corporation	6.25	05/15/2038	60,000	74,079
Pentair Incorporated	5.00	05/15/2021	300,000	319,758
Snap-on Incorporated	6.13	09/01/2021	150,000	180,202

				8,691,905

Road & Rail: 0.30%
Burlington Northern Santa Fe LLC	3.60	09/01/2020	200,000	210,760
Burlington Northern Santa Fe LLC	4.70	10/01/2019	125,000	142,189
Burlington Northern Santa Fe LLC	4.88	01/15/2015	500,000	548,289
Burlington Northern Santa Fe LLC	5.65	05/01/2017	360,000	421,704
Burlington Northern Santa Fe LLC	5.75	05/01/2040	550,000	665,614
Burlington Northern Santa Fe LLC	6.15	05/01/2037	650,000	811,049
Canadian National Railway Company	4.40	03/15/2013	300,000	312,070

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Road & Rail (continued)
Canadian National Railway Company	6.38%	11/15/2037	$550,000	$726,928
Con-Way Incorporated	7.25	01/15/2018	350,000	403,318
CSX Corporation	3.70	10/30/2020	250,000	258,782
CSX Corporation	4.25	06/01/2021	200,000	218,835
CSX Corporation	4.75	05/30/2042	30,000	31,245
CSX Corporation	5.60	05/01/2017	100,000	116,049
CSX Corporation	6.00	10/01/2036	300,000	361,677
CSX Corporation	6.15	05/01/2037	320,000	389,366
CSX Corporation	6.22	04/30/2040	200,000	249,183
CSX Corporation	6.25	04/01/2015	700,000	808,188
CSX Corporation	7.38	02/01/2019	500,000	630,132
Norfolk Southern Corporation 144A	4.84	10/01/2041	335,000	365,230
Norfolk Southern Corporation	5.59	05/17/2025	275,000	324,734
Norfolk Southern Corporation	5.75	04/01/2018	1,100,000	1,298,733
Norfolk Southern Corporation	5.90	06/15/2019	65,000	78,987
Norfolk Southern Corporation	7.25	02/15/2031	500,000	690,193
Ryder System Incorporated	2.50	03/01/2017	200,000	200,626
Ryder System Incorporated	3.15	03/02/2015	115,000	119,270
Ryder System Incorporated	3.50	06/01/2017	200,000	208,538
Ryder System Incorporated	5.85	03/01/2014	300,000	323,320
Ryder System Incorporated	5.85	11/01/2016	250,000	282,449
Union Pacific Corporation	4.00	02/01/2021	500,000	547,778
Union Pacific Corporation	4.16	07/15/2022	437,000	481,805
Union Pacific Corporation	4.88	01/15/2015	360,000	395,833
Union Pacific Corporation	5.78	07/15/2040	300,000	372,628
Union Pacific Corporation	6.15	05/01/2037	40,000	50,476
Union Pacific Corporation	6.63	02/01/2029	600,000	783,855

				13,829,833

Information Technology: 1.18%

Communications Equipment: 0.17%
Cisco Systems Incorporated	2.90	11/17/2014	350,000	372,002
Cisco Systems Incorporated	3.15	03/14/2017	1,000,000	1,091,644
Cisco Systems Incorporated	4.45	01/15/2020	850,000	985,288
Cisco Systems Incorporated	4.95	02/15/2019	600,000	707,788
Cisco Systems Incorporated	5.50	02/22/2016	775,000	908,486
Cisco Systems Incorporated	5.50	01/15/2040	700,000	851,859
Cisco Systems Incorporated	5.90	02/15/2039	800,000	1,011,302
Harris Corporation	4.40	12/15/2020	300,000	313,747
Harris Corporation	5.95	12/01/2017	400,000	461,263
Juniper Networks Incorporated	3.10	03/15/2016	250,000	259,881
Motorola Incorporated	6.00	11/15/2017	700,000	824,294
Motorola Incorporated	7.50	05/15/2025	120,000	140,060

				7,927,614

Computers & Peripherals: 0.22%
Dell Incorporated	4.70	04/15/2013	300,000	312,569
Dell Incorporated	5.63	04/15/2014	500,000	548,725
Dell Incorporated	5.88	06/15/2019	550,000	652,232

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	115

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Computers & Peripherals (continued)
Dell Incorporated	6.50%	04/15/2038	$100,000	$126,109
Dell Incorporated	7.10	04/15/2028	450,000	571,340
Hewlett Packard Company	4.65	12/09/2021	500,000	538,976
Hewlett-Packard Company	1.25	09/13/2013	600,000	602,161
Hewlett-Packard Company	2.65	06/01/2016	1,000,000	1,027,014
Hewlett-Packard Company	3.00	09/15/2016	500,000	522,379
Hewlett-Packard Company	3.75	12/01/2020	250,000	254,453
Hewlett-Packard Company	4.30	06/01/2021	500,000	523,631
Hewlett-Packard Company	4.38	09/15/2021	500,000	527,258
Hewlett-Packard Company	4.50	03/01/2013	500,000	518,141
Hewlett-Packard Company	4.75	06/02/2014	1,500,000	1,611,830
Hewlett-Packard Company	5.40	03/01/2017	500,000	564,308
Hewlett-Packard Company	5.50	03/01/2018	500,000	578,074
Hewlett-Packard Company	6.00	09/15/2041	475,000	549,109
Lexmark International Incorporated	6.65	06/01/2018	250,000	284,436

				10,312,745

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	5.50	09/14/2015	500,000	564,592
Agilent Technologies Incorporated	6.50	11/01/2017	260,000	310,703
Amphenol Corporation	4.00	02/01/2022	300,000	305,759
Amphenol Corporation	4.75	11/15/2014	150,000	162,405
Arrow Electronics Incorporated	5.13	03/01/2021	300,000	310,794
Arrow Electronics Incorporated	6.00	04/01/2020	100,000	109,129
Avnet Incorporated	5.88	06/15/2020	100,000	108,824
Avnet Incorporated	6.63	09/15/2016	300,000	341,333
Corning Incorporated	4.25	08/15/2020	250,000	270,228
Corning Incorporated	5.75	08/15/2040	150,000	171,342
Corning Incorporated	6.63	05/15/2019	20,000	24,469

				2,679,578

Internet Software & Services: 0.04%
eBay Incorporated	0.88	10/15/2013	65,000	65,494
eBay Incorporated	1.63	10/15/2015	400,000	408,729
eBay Incorporated	3.25	10/15/2020	200,000	206,955
Google Incorporated	2.13	05/19/2016	500,000	522,643
Google Incorporated	3.63	05/19/2021	500,000	553,313

				1,757,134

IT Services: 0.24%
Western Union Company	5.25	04/01/2020	80,000	90,621
Western Union Company	5.93	10/01/2016	75,000	86,321
Western Union Company	6.20	11/17/2036	75,000	80,502
Western Union Company	6.20	06/21/2040	200,000	211,180
Western Union Company	6.50	02/26/2014	500,000	548,459
Computer Sciences Corporation	5.50	03/15/2013	500,000	517,500
Computer Sciences Corporation Series WI	6.50	03/15/2018	150,000	159,750
Electronic Data Systems Corporation Series B	6.00	08/01/2013	180,000	192,001
Fiserv Incorporated	4.75	06/15/2021	500,000	526,777

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

IT Services (continued)
Fiserv Incorporated	6.80%	11/20/2017	$100,000	$117,943
IBM Corporation	0.88	10/31/2014	1,000,000	1,004,643
IBM Corporation	1.00	08/05/2013	1,000,000	1,007,601
IBM Corporation	1.95	07/22/2016	725,000	749,642
IBM Corporation	2.10	05/06/2013	750,000	764,850
IBM Corporation	5.60	11/30/2039	900,000	1,153,337
IBM Corporation	5.70	09/14/2017	1,000,000	1,215,262
IBM Corporation	5.88	11/29/2032	250,000	315,820
IBM Corporation	7.00	10/30/2025	300,000	413,929
IBM Corporation	7.63	10/15/2018	1,000,000	1,354,666
SAIC Incorporated	4.45	12/01/2020	500,000	533,445
SAIC Incorporated	5.95	12/01/2040	100,000	110,317

				11,154,566

Office Electronics: 0.06%
Xerox Corporation	4.25	02/15/2015	500,000	532,481
Xerox Corporation	5.63	12/15/2019	200,000	220,389
Xerox Corporation	6.35	05/15/2018	150,000	172,783
Xerox Corporation	6.40	03/15/2016	500,000	567,453
Xerox Corporation	6.75	02/01/2017	250,000	289,716
Xerox Corporation	6.75	12/15/2039	100,000	115,393
Xerox Corporation	8.25	05/15/2014	570,000	640,168

				2,538,383

Semiconductors & Semiconductor Equipment: 0.11%
Analog Devices Incorporated	5.00	07/01/2014	250,000	273,798
Applied Materials Incorporated	2.65	06/15/2016	500,000	520,100
Applied Materials Incorporated	4.30	06/15/2021	300,000	329,812
Applied Materials Incorporated	5.85	06/15/2041	200,000	240,163
Broadcom Corporation	2.38	11/01/2015	200,000	208,648
Intel Corporation	1.95	10/01/2016	600,000	623,442
Intel Corporation	3.30	10/01/2021	847,000	898,347
Intel Corporation	4.80	10/01/2041	643,000	726,272
KLA Tencor Corporation	6.90	05/01/2018	300,000	360,220
National Semiconductor Corporation	3.95	04/15/2015	350,000	382,472
Texas Instruments Incorporated	0.88	05/15/2013	200,000	201,080
Texas Instruments Incorporated	1.38	05/15/2014	500,000	508,423

				5,272,777

Software: 0.28%
Adobe Systems Incorporated	3.25	02/01/2015	100,000	105,489
Adobe Systems Incorporated	4.75	02/01/2020	325,000	359,669
BMC Software Incorporated	4.25	02/15/2022	45,000	46,546
CA Incorporated	5.38	12/01/2019	500,000	551,250
CA Incorporated	6.13	12/01/2014	500,000	552,555
Dun & Bradstreet Corporation	2.88	11/15/2015	115,000	117,693
Intuit Incorporated	5.75	03/15/2017	200,000	227,269
Microsoft Corporation	1.63	09/25/2015	1,000,000	1,031,783
Microsoft Corporation	2.95	06/01/2014	890,000	940,511

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	117
DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Software (continued)
Microsoft Corporation	3.00%	10/01/2020	$400,000	$430,350
Microsoft Corporation	4.00	02/08/2021	500,000	574,267
Microsoft Corporation	4.20	06/01/2019	175,000	202,341
Microsoft Corporation	4.50	10/01/2040	500,000	557,403
Microsoft Corporation	5.20	06/01/2039	110,000	136,092
Microsoft Corporation	5.30	02/08/2041	500,000	634,533
Oracle Corporation	3.75	07/08/2014	500,000	536,554
Oracle Corporation	3.88	07/15/2020	350,000	392,242
Oracle Corporation	4.95	04/15/2013	500,000	525,534
Oracle Corporation	5.00	07/08/2019	600,000	715,052
Oracle Corporation	5.25	01/15/2016	850,000	985,708
Oracle Corporation	5.38	07/15/2040	1,350,000	1,638,245
Oracle Corporation	5.75	04/15/2018	500,000	613,084
Oracle Corporation	6.13	07/08/2039	200,000	262,429
Oracle Corporation	6.50	04/15/2038	250,000	333,618
Symantec Corporation	4.20	09/15/2020	300,000	311,750

				12,781,967

Materials: 0.80%

Chemicals: 0.43%
Air Products & Chemicals Incorporated	2.00	08/02/2016	55,000	56,544
Air Products & Chemicals Incorporated	4.38	08/21/2019	150,000	169,459
Airgas Incorporated	2.85	10/01/2013	300,000	307,680
Albemarle Corporation	4.50	12/15/2020	300,000	320,595
Cabot Corporation	5.00	10/01/2016	100,000	109,504
Cytec Industries Incorporated	6.00	10/01/2015	250,000	271,588
Dow Chemical Company	2.50	02/15/2016	125,000	128,693
Dow Chemical Company	4.25	11/15/2020	575,000	615,478
Dow Chemical Company	5.90	02/15/2015	500,000	564,398
Dow Chemical Company	7.38	11/01/2029	600,000	787,198
Dow Chemical Company	7.60	05/15/2014	685,000	778,510
Dow Chemical Company	8.55	05/15/2019	1,655,000	2,200,893
Dow Chemical Company	9.40	05/15/2039	385,000	616,917
E.I. du Pont de Nemours & Company	2.75	04/01/2016	500,000	530,258
E.I. du Pont de Nemours & Company	3.25	01/15/2015	700,000	749,069
E.I. du Pont de Nemours & Company	3.63	01/15/2021	500,000	547,323
E.I. du Pont de Nemours & Company	4.50	08/15/2019	400,000	454,583
E.I. du Pont de Nemours & Company	4.63	01/15/2020	200,000	232,153
E.I. du Pont de Nemours & Company	4.88	04/30/2014	565,000	614,660
E.I. du Pont de Nemours & Company	4.90	01/15/2041	300,000	345,681
E.I. du Pont de Nemours & Company	5.00	07/15/2013	200,000	211,484
E.I. du Pont de Nemours & Company	5.25	12/15/2016	250,000	294,048
E.I. du Pont de Nemours & Company	5.60	12/15/2036	25,000	30,598
E.I. du Pont de Nemours & Company	6.00	07/15/2018	625,000	780,302
E.I. du Pont de Nemours & Company	6.50	01/15/2028	250,000	317,925
Eastman Chemical Company	4.50	01/15/2021	500,000	526,835
Ecolab Incorporated	2.38	12/08/2014	250,000	258,421
Ecolab Incorporated	3.00	12/08/2016	500,000	525,554
Ecolab Incorporated	4.35	12/08/2021	500,000	549,124

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Chemicals (continued)
Ecolab Incorporated	5.50%	12/08/2041	$300,000	$353,045
FMC Corporation	3.95	02/01/2022	125,000	130,282
Lubrizol Corporation	5.50	10/01/2014	65,000	71,869
Lubrizol Corporation	8.88	02/01/2019	250,000	341,339
Monsanto Company	2.75	04/15/2016	200,000	210,978
Monsanto Company	5.13	04/15/2018	500,000	590,965
Monsanto Company	5.50	08/15/2025	100,000	122,132
Mosaic Company	3.75	11/15/2021	115,000	119,928
Potash Corporation	4.88	03/01/2013	200,000	208,253
PPG Industries Incorporated	1.90	01/15/2016	50,000	50,518
PPG Industries Incorporated	3.60	11/15/2020	100,000	105,099
PPG Industries Incorporated	5.50	11/15/2040	150,000	172,298
PPG Industries Incorporated	5.75	03/15/2013	200,000	209,214
PPG Industries Incorporated	6.65	03/15/2018	300,000	367,906
PPG Industries Incorporated	7.70	03/15/2038	250,000	351,623
Praxair Incorporated	2.13	06/14/2013	600,000	610,285
Praxair Incorporated	3.95	06/01/2013	200,000	208,050
Praxair Incorporated	4.05	03/15/2021	200,000	225,240
Praxair Incorporated	5.20	03/15/2017	50,000	58,604
Praxair Incorporated	5.25	11/15/2014	200,000	222,720
Praxair Incorporated	5.38	11/01/2016	75,000	87,571
RPM International Incorporated	6.13	10/15/2019	200,000	222,358
RPM International Incorporated	6.50	02/15/2018	250,000	280,857
Sherwin-Williams Company	3.13	12/15/2014	250,000	263,683
Valspar Corporation	4.20	01/15/2022	100,000	103,922
Valspar Corporation	7.25	06/15/2019	100,000	119,078

				19,703,292

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.25	05/01/2037	25,000	22,643
Martin Marietta Materials Incorporated	6.60	04/15/2018	125,000	135,941

				158,584

Containers & Packaging: 0.01%
Bemis Company Incorporated	5.65	08/01/2014	515,000	565,290
Bemis Company Incorporated	6.80	08/01/2019	10,000	11,969

				577,259

Metals & Mining: 0.27%
Alcoa Incorporated	5.40	04/15/2021	500,000	520,368
Alcoa Incorporated	5.55	02/01/2017	25,000	27,692
Alcoa Incorporated	5.72	02/23/2019	350,000	376,151
Alcoa Incorporated	5.87	02/23/2022	500,000	529,740
Alcoa Incorporated	5.90	02/01/2027	300,000	309,580
Alcoa Incorporated	5.95	02/01/2037	158,000	156,070
Alcoa Incorporated	6.00	07/15/2013	1,200,000	1,276,313
Alcoa Incorporated	6.75	07/15/2018	50,000	57,585
Alcoa Incorporated	6.75	01/15/2028	75,000	78,616
Allegheny Technologies Incorporated	5.95	01/15/2021	50,000	55,320

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	119

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Metals & Mining (continued)
Allegheny Technologies Incorporated	9.38%	06/01/2019	$150,000	$193,326
ArcelorMittal SA	6.25	02/25/2022	50,000	51,643
Barrick Gold Corporation	1.75	05/30/2014	60,000	61,205
Barrick Gold Corporation	2.90	05/30/2016	600,000	632,522
Barrick Gold Corporation	6.95	04/01/2019	650,000	813,862
Cliffs Natural Resources	4.80	10/01/2020	255,000	269,655
Cliffs Natural Resources	6.25	10/01/2040	420,000	455,816
Freeport-McMoRan Copper & Gold Incorporated	1.40	02/13/2015	200,000	200,356
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	1,000,000	1,046,781
Newmont Mining Corporation	5.13	10/01/2019	475,000	538,402
Newmont Mining Corporation	6.25	10/01/2039	475,000	585,136
Nucor Corporation	5.00	06/01/2013	100,000	104,974
Nucor Corporation	5.75	12/01/2017	500,000	597,510
Nucor Corporation	5.85	06/01/2018	150,000	180,565
Nucor Corporation	6.40	12/01/2037	200,000	269,773
Rio Tinto Alcan Incorporated	5.00	06/01/2015	180,000	198,949
Rio Tinto Alcan Incorporated	6.13	12/15/2033	600,000	736,794
Rio Tinto Alcan Incorporated	7.13	07/15/2028	500,000	675,717
Southern Copper Corporation	5.38	04/16/2020	90,000	99,410
Southern Copper Corporation	6.75	04/16/2040	440,000	478,503
Southern Copper Corporation	7.50	07/27/2035	600,000	704,303
Teck Resources Limited	3.15	01/15/2017	250,000	259,109

				12,541,746

Paper & Forest Products: 0.09%
Georgia-Pacific LLC	8.88	05/15/2031	500,000	691,410
International Paper Company	4.75	02/15/2022	75,000	81,680
International Paper Company	5.30	04/01/2015	430,000	471,155
International Paper Company	6.00	11/15/2041	35,000	40,371
International Paper Company	7.30	11/15/2039	250,000	321,063
International Paper Company	7.50	08/15/2021	450,000	577,731
International Paper Company	7.95	06/15/2018	1,000,000	1,253,774
Plum Creek Timberlands LP	4.70	03/15/2021	500,000	500,686

				3,937,870

Telecommunication Services: 1.00%

Diversified Telecommunication Services: 1.00%
Alltel Corporation	7.88	07/01/2032	350,000	515,609
AT&T Incorporated	0.88	02/13/2015	500,000	498,944
AT&T Incorporated	1.60	02/15/2017	500,000	500,662
AT&T Incorporated	2.40	08/15/2016	70,000	72,938
AT&T Incorporated	2.50	08/15/2015	500,000	522,419
AT&T Incorporated	2.95	05/15/2016	1,150,000	1,221,290
AT&T Incorporated	3.00	02/15/2022	1,000,000	1,000,756
AT&T Incorporated	3.88	08/15/2021	45,000	48,443
AT&T Incorporated	4.45	05/15/2021	650,000	729,049
AT&T Incorporated	5.10	09/15/2014	1,075,000	1,188,984
AT&T Incorporated	5.35	09/01/2040	2,372,000	2,667,134

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	5.50%	02/01/2018	$1,000,000	$1,189,603
AT&T Incorporated	5.55	08/15/2041	60,000	70,277
AT&T Incorporated	5.60	05/15/2018	500,000	597,222
AT&T Incorporated	5.80	02/15/2019	300,000	362,091
AT&T Incorporated	6.15	09/15/2034	500,000	596,566
AT&T Incorporated	6.30	01/15/2038	1,500,000	1,850,451
AT&T Incorporated	6.50	09/01/2037	570,000	719,003
AT&T Incorporated	6.55	02/15/2039	800,000	1,018,277
AT&T Incorporated	6.70	11/15/2013	1,350,000	1,484,950
AT&T Incorporated	7.13	12/15/2031	1,100,000	1,433,389
AT&T Incorporated	8.00	11/15/2031	536,000	770,791
AT&T Incorporated	8.75	03/01/2031	1,000,000	1,489,385
BellSouth Corporation	5.20	09/15/2014	325,000	359,409
BellSouth Corporation	6.00	11/15/2034	180,000	200,452
BellSouth Corporation	6.55	06/15/2034	180,000	211,953
CenturyLink Incorporated	6.45	06/15/2021	800,000	846,759
CenturyTelephone Incorporated	5.00	02/15/2015	100,000	104,394
CenturyTelephone Incorporated	6.00	04/01/2017	740,000	783,895
Embarq Corporation	7.08	06/01/2016	1,400,000	1,559,543
Embarq Corporation	8.00	06/01/2036	1,500,000	1,600,496
France Telecom	5.38	01/13/2042	500,000	543,233
Qwest Corporation	6.88	09/15/2033	300,000	300,000
Qwest Corporation	7.13	04/01/2018	500,000	535,017
Qwest Corporation	7.50	06/15/2023	500,000	502,500
Qwest Corporation	8.38	05/01/2016	285,000	333,802
SBC Communications Incorporated	5.63	06/15/2016	350,000	408,456
Verizon Communications Incorporated	1.95	03/28/2014	1,000,000	1,026,586
Verizon Communications Incorporated	3.00	04/01/2016	500,000	533,564
Verizon Communications Incorporated	3.50	11/01/2021	1,000,000	1,045,808
Verizon Communications Incorporated	4.75	11/01/2041	500,000	534,422
Verizon Communications Incorporated	5.25	04/15/2013	700,000	736,382
Verizon Communications Incorporated	5.50	02/15/2018	1,000,000	1,187,708
Verizon Communications Incorporated	6.25	04/01/2037	250,000	306,501
Verizon Communications Incorporated	6.35	04/01/2019	1,000,000	1,237,090
Verizon Communications Incorporated	6.90	04/15/2038	500,000	660,306
Verizon Communications Incorporated	7.35	04/01/2039	1,350,000	1,856,930
Verizon Communications Incorporated	8.75	11/01/2018	1,550,000	2,134,533
Verizon Communications Incorporated	8.95	03/01/2039	500,000	791,345
Verizon Global Funding Corporation	4.90	09/15/2015	325,000	367,642
Verizon Global Funding Corporation	5.85	09/15/2035	600,000	721,240
Verizon Global Funding Corporation	7.75	12/01/2030	850,000	1,195,130
Verizon Wireless Capital LLC	5.55	02/01/2014	1,500,000	1,631,442
Verizon Wireless Capital LLC	7.38	11/15/2013	250,000	277,466
Verizon Wireless Capital LLC	8.50	11/15/2018	500,000	694,230

				45,776,467

Utilities: 2.01%

Electric Utilities: 1.59%
Alabama Power Company	5.50	03/15/2041	65,000	80,425

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	121

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Alabama Power Company	6.00%	03/01/2039	$500,000	$644,972
Alabama Power Company	6.13	05/15/2038	105,000	138,025
Ameren Corporation	8.88	05/15/2014	250,000	280,944
Ameren Illinois Company	6.13	11/15/2017	100,000	113,319
Ameren Illinois Company	6.25	04/01/2018	400,000	468,710
Appalachian Power Company	6.38	04/01/2036	300,000	372,208
Appalachian Power Company	7.00	04/01/2038	600,000	812,289
Appalachian Power Company	7.95	01/15/2020	250,000	331,514
Appalachian Power Company Series L	5.80	10/01/2035	315,000	364,296
Arizona Public Service Company	4.50	04/01/2042	100,000	102,060
Arizona Public Service Company	8.75	03/01/2019	500,000	653,134
Atlantic City Electric Company	7.75	11/15/2018	65,000	85,340
Baltimore Gas & Electric Company	3.50	11/15/2021	500,000	515,309
Carolina Power & Light Company	5.25	12/15/2015	180,000	205,638
Carolina Power & Light Company	5.30	01/15/2019	500,000	590,134
Centerpoint Energy Houston Series J2	5.70	03/15/2013	450,000	469,873
Centerpoint Energy Houston Series K	6.95	03/15/2033	250,000	332,917
Cleco Power LLC	6.00	12/01/2040	300,000	353,422
Cleveland Electric Illuminating Company	5.70	04/01/2017	200,000	223,015
Cleveland Electric Illuminating Company	5.95	12/15/2036	500,000	548,527
Columbus Southern Power Company	6.05	05/01/2018	200,000	236,858
Commonwealth Edison Company	1.63	01/15/2014	500,000	508,060
Commonwealth Edison Company	4.70	04/15/2015	250,000	276,090
Commonwealth Edison Company	5.80	03/15/2018	500,000	592,653
Commonwealth Edison Company	5.90	03/15/2036	250,000	311,939
Commonwealth Edison Company Series 100	5.88	02/01/2033	65,000	79,073
Connecticut Light & Power Company	5.65	05/01/2018	100,000	118,983
Connecticut Light & Power Company Series A	6.35	06/01/2036	200,000	252,687
Consolidated Edison Company of New York Incorporated	5.50	12/01/2039	600,000	733,244
Consolidated Edison Company of New York Incorporated	5.85	04/01/2018	100,000	122,409
Consolidated Edison Company of New York Incorporated	6.30	08/15/2037	250,000	331,818
Consolidated Edison Company of New York Incorporated	6.65	04/01/2019	500,000	630,736
Consolidated Edison Company of New York Incorporated	6.75	04/01/2038	300,000	420,804
Consolidated Edison Company of New York Incorporated	7.13	12/01/2018	200,000	260,320
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	09/15/2016	100,000	117,102
Consolidated Edison Company of New York Incorporated Series D	5.30	12/01/2016	50,000	58,479
Consolidated Edison Company of New York Incorporated Series E	5.70	12/01/2036	250,000	307,558
Consumers Energy Company	5.65	09/15/2018	150,000	176,173
Consumers Energy Company	6.70	09/15/2019	500,000	636,156
Consumers Energy Company Series B	5.38	04/15/2013	150,000	157,831
Detroit Edison Company	3.45	10/01/2020	500,000	525,349
Dominion Resources Incorporated	7.00	06/15/2038	500,000	687,119
Duke Energy Carolinas LLC	1.75	12/15/2016	750,000	759,578
Duke Energy Carolinas LLC	4.25	12/15/2041	500,000	526,548
Duke Energy Carolinas LLC	5.75	11/15/2013	150,000	162,733
Duke Energy Carolinas LLC Series C	7.00	11/15/2018	100,000	129,204
Duke Energy Corporation	3.35	04/01/2015	750,000	799,240
Duke Energy Corporation	3.95	09/15/2014	725,000	778,233
Duke Energy Corporation	6.30	02/01/2014	950,000	1,046,677
Duke Energy Corporation	6.45	10/15/2032	375,000	475,776

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Duke Energy Indiana Incorporated	3.75%	07/15/2020	$500,000	$537,844
Duke Energy Indiana Incorporated	6.35	08/15/2038	750,000	1,014,125
Duke Energy Indiana Incorporated	6.45	04/01/2039	65,000	88,582
Duke Energy Ohio Incorporated	5.45	04/01/2019	250,000	296,978
Energy East Corporation	6.75	07/15/2036	500,000	551,406
Entergy Arkansas Incorporated	5.40	08/01/2013	100,000	105,330
Entergy Corporation	3.63	09/15/2015	200,000	203,697
Entergy Corporation	4.70	01/15/2017	250,000	263,041
Entergy Corporation	5.13	09/15/2020	250,000	257,728
Entergy Gulf States Louisiana LLC	5.59	10/01/2024	120,000	135,770
Entergy Gulf States Louisiana LLC	6.00	05/01/2018	100,000	114,793
Entergy Louisiana LLC	1.88	12/15/2014	130,000	131,968
Entergy Louisiana LLC	5.40	11/01/2024	250,000	294,542
Entergy Texas Incorporated	7.13	02/01/2019	200,000	241,656
Exelon Corporation	4.90	06/15/2015	375,000	408,478
Exelon Corporation	5.63	06/15/2035	365,000	412,724
Exelon Generation Company LLC	5.20	10/01/2019	500,000	562,077
Exelon Generation Company LLC	6.25	10/01/2039	500,000	610,617
FirstEnergy Corporation Series C	7.38	11/15/2031	430,000	547,795
FirstEnergy Solutions Company	4.80	02/15/2015	200,000	216,124
FirstEnergy Solutions Company	6.05	08/15/2021	240,000	273,492
FirstEnergy Solutions Company	6.80	08/15/2039	164,000	191,545
Florida Power & Light Company	4.13	02/01/2042	300,000	309,398
Florida Power & Light Company	5.25	02/01/2041	200,000	244,763
Florida Power & Light Company	5.63	04/01/2034	150,000	185,635
Florida Power & Light Company	5.65	02/01/2037	380,000	478,628
Florida Power & Light Company	5.69	03/01/2040	585,000	751,168
Florida Power & Light Company	5.85	05/01/2037	100,000	129,261
Florida Power & Light Company	5.95	02/01/2038	50,000	65,684
Florida Power & Light Company	6.20	06/01/2036	500,000	670,138
Florida Power Corporation	4.80	03/01/2013	100,000	104,165
Florida Power Corporation	5.65	06/15/2018	300,000	360,913
Florida Power Corporation	5.65	04/01/2040	125,000	157,740
Florida Power Corporation	5.80	09/15/2017	200,000	241,071
Florida Power Corporation	6.40	06/15/2038	500,000	679,422
FPL Group Capital Incorporated	2.55	11/15/2013	100,000	101,495
FPL Group Capital Incorporated	6.00	03/01/2019	750,000	878,991
Georgia Power Company	1.30	09/15/2013	500,000	505,690
Georgia Power Company	4.25	12/01/2019	375,000	417,247
Georgia Power Company	5.40	06/01/2018	200,000	235,555
Georgia Power Company	5.40	06/01/2040	250,000	297,231
Georgia Power Company	5.95	02/01/2039	250,000	317,970
Georgia Power Company	6.00	11/01/2013	525,000	571,619
Georgia Power Company Series B	5.70	06/01/2017	100,000	119,843
Great Plains Energy Incorporated	2.75	08/15/2013	250,000	252,295
Great Plains Energy Incorporated	4.85	06/01/2021	50,000	53,528
Indiana Michigan Power Company	7.00	03/15/2019	500,000	622,252
Interstate Power & Light Company	6.25	07/15/2039	30,000	38,806
Jersey Central Power & Light Company	5.63	05/01/2016	100,000	112,376
Jersey Central Power & Light Company	7.35	02/01/2019	250,000	316,812

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	123

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Kansas City Power & Light Company	6.38%	03/01/2018	$250,000	$294,109
K ansas City Power & Light Company	7.15	04/01/2019	200,000	253,538
Kentucky Utilities Company	3.25	11/01/2020	500,000	517,917
Kentucky Utilities Company	5.13	11/01/2040	500,000	581,703
LG&E and KU Energy LLC	2.13	11/15/2015	100,000	99,671
LG&E and KU Energy LLC	3.75	11/15/2020	100,000	101,623
MidAmerican Energy Holdings Company	5.30	03/15/2018	250,000	293,186
MidAmerican Energy Holdings Company	5.80	10/15/2036	75,000	90,751
MidAmerican Energy Holdings Company	5.95	07/15/2017	500,000	595,096
MidAmerican Energy Holdings Company	5.95	05/15/2037	300,000	362,825
MidAmerican Energy Holdings Company	6.13	04/01/2036	700,000	866,746
MidAmerican Energy Holdings Company	6.50	09/15/2037	500,000	646,775
MidAmerican Energy Holdings Company	6.75	12/30/2031	150,000	192,896
MidAmerican Energy Holdings Company Series D	5.00	02/15/2014	350,000	377,589
Nevada Power Company	5.45	05/15/2041	120,000	141,809
Nevada Power Company	6.75	07/01/2037	200,000	269,627
Nevada Power Company	7.13	03/15/2019	300,000	378,297
Nevada Power Company Series O	6.50	05/15/2018	550,000	672,248
NiSource Finance Corporation	5.25	09/15/2017	180,000	200,371
NiSource Finance Corporation	5.45	09/15/2020	415,000	468,310
NiSource Finance Corporation	6.13	03/01/2022	100,000	118,891
NiSource Finance Corporation	6.40	03/15/2018	1,000,000	1,181,242
NiSource Finance Corporation	6.80	01/15/2019	90,000	107,905
Northern States Power Company Minnesota	1.95	08/15/2015	150,000	154,462
Northern States Power Company Minnesota	5.25	03/01/2018	500,000	592,155
Northern States Power Company Minnesota	5.35	11/01/2039	40,000	49,021
Northern States Power Company Minnesota	6.20	07/01/2037	300,000	401,830
NSTAR Electric Company	4.88	04/15/2014	250,000	270,727
NSTAR Electric Company	5.50	03/15/2040	100,000	123,293
Oglethorpe Power Corporation	5.38	11/01/2040	300,000	347,629
Oglethorpe Power Corporation	5.95	11/01/2039	150,000	188,521
Ohio Edison Company	6.88	07/15/2036	250,000	312,903
Ohio Edison Company	8.25	10/15/2038	200,000	295,249
Ohio Power Company	5.38	10/01/2021	65,000	76,102
Ohio Power Company	6.00	06/01/2016	250,000	287,997
Ohio Power Company	6.60	02/15/2033	194,000	244,435
Oklahoma Gas & Electric Company	5.25	05/15/2041	100,000	114,884
Oklahoma Gas & Electric Company	5.85	06/01/2040	100,000	124,341
Oncor Electric Delivery Company LLC 144A	4.55	12/01/2041	200,000	200,147
Oncor Electric Delivery Company LLC	5.95	09/01/2013	800,000	856,512
Oncor Electric Delivery Company LLC	6.80	09/01/2018	500,000	612,199
Oncor Electric Delivery Company LLC	7.50	09/01/2038	200,000	284,536
PacifiCorp	4.10	02/01/2042	100,000	99,565
PacifiCorp	5.65	07/15/2018	600,000	723,340
PacifiCorp	6.00	01/15/2039	500,000	646,496
PacifiCorp	6.25	10/15/2037	720,000	953,610
PECO Energy Company	5.00	10/01/2014	500,000	548,144
Pepco Holdings Incorporated	2.70	10/01/2015	350,000	354,555
Portland General Electric Company	6.10	04/15/2019	250,000	304,997
Potomac Electric Power	6.50	11/15/2037	200,000	268,205

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
PPL Electric Utilities 1st Mortgage	5.20%	07/15/2041	$200,000	$239,475
PPL Electric Utilities Corporation	6.25	05/15/2039	45,000	59,913
PPL Energy Supply LLC	6.20	05/15/2016	500,000	568,468
Progress Energy Incorporated	4.40	01/15/2021	750,000	824,345
Progress Energy Incorporated	4.55	04/01/2020	75,000	85,113
Progress Energy Incorporated	6.00	12/01/2039	300,000	376,729
Progress Energy Incorporated	6.05	03/15/2014	500,000	551,081
Progress Energy Incorporated	6.30	04/01/2038	50,000	67,663
Progress Energy Incorporated	7.75	03/01/2031	120,000	166,673
PSEG Power LLC	2.50	04/15/2013	700,000	713,126
PSEG Power LLC	5.13	04/15/2020	280,000	311,230
PSEG Power LLC	8.63	04/15/2031	75,000	111,293
Public Service Company of Colorado	3.20	11/15/2020	300,000	317,975
Public Service Company of Colorado	5.13	06/01/2019	50,000	59,072
Public Service Company of Colorado	6.25	09/01/2037	500,000	671,425
Public Service Company of Oklahoma	4.40	02/01/2021	100,000	108,578
Public Service Company of Oklahoma	5.15	12/01/2019	40,000	45,217
Public Service Electric & Gas Company	5.30	05/01/2018	1,000,000	1,195,196
Public Service Electric & Gas Company	5.80	05/01/2037	100,000	126,612
Puget Sound Energy Incorporated	5.76	10/01/2039	400,000	487,291
Puget Sound Energy Incorporated	5.80	03/15/2040	50,000	61,683
Puget Sound Energy Incorporated	6.27	03/15/2037	330,000	426,539
South Carolina Electric & Gas Company	4.35	02/01/2042	500,000	508,828
South Carolina Electric & Gas Company	6.50	11/01/2018	525,000	654,022
Southern California Edison Company	3.88	06/01/2021	270,000	298,548
Southern California Edison Company	5.50	08/15/2018	500,000	606,256
Southern California Edison Company	5.50	03/15/2040	700,000	876,673
Southern California Edison Company	5.75	03/15/2014	750,000	824,828
Southern California Edison Company	6.05	03/15/2039	350,000	468,223
Southern California Edison Company Series 05-A	5.00	01/15/2016	100,000	114,205
Southern California Edison Company Series 05-E	5.35	07/15/2035	180,000	216,811
Southern Company	2.38	09/15/2015	200,000	205,171
Southern Company	4.15	05/15/2014	125,000	133,804
Southwestern Electric Power Company	6.20	03/15/2040	50,000	61,212
Southwestern Electric Power Company Series E	5.55	01/15/2017	100,000	113,279
Southwestern Public Service Company	6.00	10/01/2036	100,000	114,906
Tampa Electric Company	6.10	05/15/2018	100,000	120,396
Tampa Electric Company	6.15	05/15/2037	75,000	92,294
Toleda Edison Company	6.15	05/15/2037	50,000	59,024
TXU Electric Delivery Company	7.00	05/01/2032	175,000	227,184
TXU Electric Delivery Company	7.25	01/15/2033	75,000	100,307
Union Electric Company	5.40	02/01/2016	75,000	84,316
Union Electric Company	6.00	04/01/2018	100,000	117,358
Union Electric Company	6.40	06/15/2017	500,000	602,089
Union Electric Company	8.45	03/15/2039	80,000	127,455
Virginia Electric & Power Company	4.75	03/01/2013	100,000	104,010
Virginia Electric & Power Company	5.00	06/30/2019	200,000	232,797
Virginia Electric & Power Company	5.40	01/15/2016	600,000	693,023
Virginia Electric & Power Company	6.00	05/15/2037	605,000	779,399
Virginia Electric & Power Company	8.88	11/15/2038	300,000	496,299

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	125

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Virginia Electric & Power Company Series B	6.00%	01/15/2036	$100,000	$127,932
Westar Energy Incorporated	8.63	12/01/2018	250,000	328,553
Wisconsin Electric Power Company	4.25	12/15/2019	350,000	390,914
Wisconsin Electric Power Company	5.63	05/15/2033	100,000	121,532
Wisconsin Electric Power Company	5.70	12/01/2036	150,000	187,213
Wisconsin Power & Light Company	5.00	07/15/2019	50,000	57,698
Wisconsin Power & Light Company	6.38	08/15/2037	250,000	332,355

				72,988,100

Gas Utilities: 0.10%
AGL Capital Corporation	5.88	03/15/2041	570,000	687,344
Atmos Energy Corporation	4.95	10/15/2014	100,000	109,202
Atmos Energy Corporation	5.50	06/15/2041	60,000	70,856
Atmos Energy Corporation	6.35	06/15/2017	50,000	59,021
Atmos Energy Corporation	8.50	03/15/2019	250,000	330,373
Centerpoint Energy Resources Corporation	4.50	01/15/2021	65,000	69,499
Centerpoint Energy Resources Corporation	5.85	01/15/2041	110,000	128,030
Consolidated Natural Gas Company Series A	5.00	12/01/2014	300,000	328,906
KeySpan Corporation	5.80	04/01/2035	125,000	138,737
Oneok Incorporated	4.25	02/01/2022	130,000	133,909
Oneok Incorporated	5.20	06/15/2015	65,000	71,201
Oneok Incorporated	6.00	06/15/2035	200,000	214,528
Panhandle East Pipe Line Company LP	6.20	11/01/2017	400,000	454,474
Questar Corporation	2.75	02/01/2016	200,000	205,819
Sempra Energy	6.00	10/15/2039	300,000	373,758
Sempra Energy	6.50	06/01/2016	1,090,000	1,294,607
Southern California Gas Company	5.13	11/15/2040	100,000	121,134
Southern California Gas Company	5.75	11/15/2035	75,000	95,037

				4,886,435

Independent Power Producers & Energy Traders: 0.03%
Constellation Energy Group Incorporated	5.15	12/01/2020	100,000	112,477
Constellation Energy Group Incorporated	7.60	04/01/2032	500,000	667,721
Southern Power Company	5.15	09/15/2041	250,000	270,172
Southern Power Company Series D	4.88	07/15/2015	250,000	275,233
Transalta Corporation	6.65	05/15/2018	200,000	234,046

				1,559,649

Multi-Utilities: 0.27%
Alliant Energy Corporation	4.00	10/15/2014	100,000	105,452
Avista Corporation	5.13	04/01/2022	55,000	63,894
Baltimore Gas & Electric Company	5.90	10/01/2016	350,000	405,667
Centerpoint Energy Resources Corporation	5.95	02/01/2017	250,000	285,583
Dominion Resources Incorporated	1.80	03/15/2014	100,000	102,311
Dominion Resources Incorporated	2.25	09/01/2015	100,000	103,168
Dominion Resources Incorporated	4.45	03/15/2021	100,000	111,972
Dominion Resources Incorporated	4.90	08/01/2041	60,000	66,564
Dominion Resources Incorporated	6.40	06/15/2018	750,000	928,666
Dominion Resources Incorporated Series A	5.60	11/15/2016	50,000	58,338

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities (continued)
Dominion Resources Incorporated Series B	5.95%	06/15/2035	$225,000	$275,652
Dominion Resources Incorporated Series C	5.15	07/15/2015	350,000	394,564
DTE Energy Company	6.35	06/01/2016	350,000	406,585
DTE Energy Company	7.63	05/15/2014	50,000	56,526
Integrys Energy Group	4.17	11/01/2020	200,000	211,749
Louisville Gas & Electric Company	5.13	11/15/2040	125,000	145,439
NSTAR Global Services Incorporated	4.50	11/15/2019	100,000	110,372
Pacific Gas & Electric Company	4.25	05/15/2021	500,000	552,799
Pacific Gas & Electric Company	4.80	03/01/2014	125,000	134,844
Pacific Gas & Electric Company	5.40	01/15/2040	700,000	831,327
Pacific Gas & Electric Company	5.80	03/01/2037	500,000	614,616
Pacific Gas & Electric Company	6.05	03/01/2034	1,000,000	1,251,397
Pacific Gas & Electric Company	6.25	12/01/2013	200,000	219,145
Pacific Gas & Electric Company	6.35	02/15/2038	100,000	131,956
Pacific Gas & Electric Company	8.25	10/15/2018	1,000,000	1,328,789
PG&E Corporation	5.75	04/01/2014	250,000	273,204
Puget Sound Power & Light Company	4.43	11/15/2041	500,000	518,424
San Diego Gas & Electric Company	3.00	08/15/2021	750,000	780,018
San Diego Gas & Electric Company	5.35	05/15/2035	100,000	121,217
San Diego Gas & Electric Company	6.00	06/01/2039	530,000	710,787
Scana Corporation	4.75	05/15/2021	250,000	264,668
Wisconsin Energy Corporation ±	6.25	05/15/2017	125,000	128,125
Xcel Energy Incorporated	4.70	05/15/2020	250,000	282,972
Xcel Energy Incorporated	4.80	09/15/2041	250,000	271,010

				12,247,800

Water Utilities: 0.02%
American Water Capital Corporation	6.09	10/15/2017	750,000	878,273

Total Corporate Bonds and Notes (Cost $886,214,412)				964,262,595

Foreign Government Bonds@: 24.17%
Australia Commonwealth (AUD)	5.50	01/21/2018	500,000	585,038
Australia Commonwealth (AUD)	5.75	05/15/2021	1,250,000	1,521,941
Australia Commonwealth (AUD)	6.25	06/15/2014	750,000	850,241
Australia Commonwealth (AUD)	6.25	04/15/2015	1,000,000	1,154,943
Australia Commonwealth (AUD)	6.50	05/15/2013	1,850,000	2,047,026
Australian Government Bond (AUD)	4.75	04/21/2027	100,000	111,628
Australian Government Bond (AUD)	5.50	04/21/2023	500,000	599,328
Australian Government Bond (AUD)	5.75	07/15/2022	450,000	550,244
Australian Government Bond Series 122 (AUD)	5.25	03/15/2019	1,000,000	1,166,215
Australian Government Bond Series 126 (AUD)	4.50	04/15/2020	1,500,000	1,673,119
Australian Government Bond Series 128 (AUD)	5.75	07/15/2022	300,000	366,830
Australian Government Bond Series 129 (AUD)	5.50	12/15/2013	500,000	553,465
Australian Government Bond Series 130 (AUD)	4.75	06/15/2016	300,000	335,377
Australian Government Bond Series 131 (AUD)	4.50	10/21/2014	600,000	657,588
Australian Government Bond Series 134 (AUD)	4.75	10/21/2015	1,500,000	1,667,537
Australian Government Bond Series 135 (AUD)	4.25	07/21/2017	350,000	384,479
Australian Government Bond Series 217 (AUD)	6.00	02/15/2017	1,000,000	1,184,146
Belgium (Kingdom) (EUR)	2.75	03/28/2016	550,000	751,150

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	127

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Belgium (Kingdom) (EUR)	3.25%	09/28/2016	1,000,000	$1,385,725
Belgium (Kingdom) (EUR)	3.50	06/28/2017	1,000,000	1,388,123
Belgium (Kingdom) (EUR)	3.75	09/28/2015	700,000	991,793
Belgium (Kingdom) (EUR)	3.75	09/28/2020	1,800,000	2,468,740
Belgium (Kingdom) (EUR)	4.00	03/28/2014	1,300,000	1,821,620
Belgium (Kingdom) (EUR)	4.00	03/28/2022	850,000	1,170,392
Belgium (Kingdom) (EUR)	4.25	09/28/2013	1,350,000	1,883,750
Belgium (Kingdom) (EUR)	4.25	09/28/2021	1,350,000	1,894,920
Belgium (Kingdom) (EUR)	4.25	03/28/2041	600,000	815,767
Belgium (Kingdom) (EUR)	4.50	03/28/2026	750,000	1,060,777
Belgium (Kingdom) (EUR)	8.00	03/28/2015	350,000	552,935
Belgium Government Bond Series 31 (EUR)	5.50	03/28/2028	985,000	1,547,613
Belgium Government Bond Series 40 (EUR)	5.50	09/28/2017	700,000	1,066,439
Belgium Government Bond Series 43 (EUR)	4.25	09/28/2014	1,000,000	1,421,257
Belgium Government Bond Series 44 (EUR)	5.00	03/28/2035	1,230,000	1,847,289
Belgium Government Bond Series 49 (EUR)	4.00	03/28/2017	1,050,000	1,497,874
Belgium Government Bond Series 50 (EUR)	4.00	03/28/2013	750,000	1,033,168
Belgium Government Bond Series 55 (EUR)	4.00	03/28/2019	900,000	1,273,052
Belgium Government Bond Series 56 (EUR)	3.50	03/28/2015	800,000	1,120,602
Bundesrepublik Deutschland (EUR)	0.75	09/13/2013	2,000,000	2,687,514
Bundesrepublik Deutschland (EUR)	1.25	10/14/2016	1,350,000	1,840,152
Bundesrepublik Deutschland (EUR)	2.00	02/26/2016	1,250,000	1,759,851
Bundesrepublik Deutschland (EUR)	2.25	09/04/2020	1,000,000	1,402,911
Bundesrepublik Deutschland (EUR)	2.50	01/04/2021	1,950,000	2,781,713
Bundesrepublik Deutschland (EUR)	2.75	04/08/2016	1,300,000	1,881,841
Bundesrepublik Deutschland (EUR)	3.00	07/04/2020	1,700,000	2,521,976
Bundesrepublik Deutschland (EUR)	3.25	07/15/2015	750,000	1,080,611
Bundesrepublik Deutschland (EUR)	3.25	01/04/2020	2,950,000	4,454,583
Bundesrepublik Deutschland (EUR)	3.25	07/04/2021	1,000,000	1,506,697
Bundesrepublik Deutschland (EUR)	3.25	07/04/2042	950,000	1,485,407
Bundesrepublik Deutschland (EUR)	3.50	07/04/2019	1,500,000	2,298,217
Bundesrepublik Deutschland (EUR)	3.75	07/04/2013	1,500,000	2,093,176
Bundesrepublik Deutschland (EUR)	4.00	10/11/2013	1,500,000	2,120,195
Bundesrepublik Deutschland (EUR)	4.25	07/04/2014	1,500,000	2,184,885
Bundesrepublik Deutschland (EUR)	4.25	07/04/2017	1,500,000	2,346,539
Bundesrepublik Deutschland (EUR)	4.75	07/04/2040	1,300,000	2,535,632
Bundesrepublik Deutschland (EUR)	6.50	07/04/2027	1,000,000	2,033,395
Bundesrepublik Deutschland Series 00 (EUR)	5.50	01/04/2031	1,200,000	2,303,173
Bundesrepublik Deutschland Series 00 (EUR)	6.25	01/04/2030	750,000	1,530,712
Bundesrepublik Deutschland Series 03 (EUR)	4.25	01/04/2014	2,140,000	3,064,328
Bundesrepublik Deutschland Series 03 (EUR)	4.75	07/04/2034	1,860,000	3,407,852
Bundesrepublik Deutschland Series 04 (EUR)	3.75	01/04/2015	2,300,000	3,362,138
Bundesrepublik Deutschland Series 05 (EUR)	3.25	07/04/2015	1,300,000	1,895,229
Bundesrepublik Deutschland Series 05 (EUR)	3.50	01/04/2016	1,900,000	2,817,034
Bundesrepublik Deutschland Series 05 (EUR)	4.00	01/04/2037	1,750,000	2,977,823
Bundesrepublik Deutschland Series 06 (EUR)	4.00	07/04/2016	1,700,000	2,588,225
Bundesrepublik Deutschland Series 07 (EUR)	4.25	07/04/2039	1,150,000	2,069,667
Bundesrepublik Deutschland Series 08 (EUR)	4.25	07/04/2018	2,200,000	3,490,276
Bundesrepublik Deutschland Series 09 (EUR)	3.75	01/04/2019	1,900,000	2,949,551
Bundesrepublik Deutschland Series 161 (EUR)	2.25	09/04/2021	1,900,000	2,637,940

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Bundesrepublik Deutschland Series 94 (EUR)	6.25%	01/04/2024	855,000	$1,636,454
Bundesrepublik Deutschland Series 98 (EUR)	4.75	07/04/2028	500,000	867,194
Bundesrepublik Deutschland Series 98 (EUR)	5.63	01/04/2028	1,400,000	2,636,674
Canadian Government Bond (CAD)	1.50	03/01/2017	500,000	506,746
Canadian Government Bond (CAD)	1.75	03/01/2013	2,000,000	2,035,313
Canadian Government Bond (CAD)	2.00	03/01/2014	1,500,000	1,542,190
Canadian Government Bond (CAD)	2.00	06/01/2016	500,000	518,510
Canadian Government Bond (CAD)	2.25	08/01/2014	1,000,000	1,036,637
Canadian Government Bond (CAD)	2.50	06/01/2015	2,000,000	2,101,208
Canadian Government Bond (CAD)	2.75	09/01/2016	1,500,000	1,605,574
Canadian Government Bond (CAD)	3.00	06/01/2014	1,000,000	1,052,191
Canadian Government Bond (CAD)	3.00	12/01/2015	950,000	1,019,859
Canadian Government Bond (CAD)	3.50	06/01/2013	1,100,000	1,145,192
Canadian Government Bond (CAD)	3.50	06/01/2020	2,000,000	2,272,515
Canadian Government Bond (CAD)	3.75	06/01/2019	1,500,000	1,725,095
Canadian Government Bond (CAD)	4.00	06/01/2016	1,300,000	1,456,481
Canadian Government Bond (CAD)	4.00	06/01/2017	500,000	569,372
Canadian Government Bond (CAD)	4.00	06/01/2041	1,250,000	1,624,893
Canadian Government Bond (CAD)	4.25	06/01/2018	1,000,000	1,170,297
Canadian Government Bond (CAD)	4.50	06/01/2015	400,000	445,710
Canadian Government Bond (CAD)	5.00	06/01/2014	1,500,000	1,645,429
Canadian Government Bond (CAD)	5.00	06/01/2037	1,000,000	1,450,927
Canadian Government Bond (CAD)	5.75	06/01/2029	1,000,000	1,473,233
Canadian Government Bond (CAD)	5.75	06/01/2033	1,000,000	1,530,749
Canadian Government Bond (CAD)	8.00	06/01/2023	95,000	152,022
Canadian Government Bond (CAD)	8.00	06/01/2027	593,000	1,031,291
Canadian Government Bond (CAD)	9.00	06/01/2025	200,000	357,906
Canadian Government Bonds (CAD)	1.00	02/01/2014	1,500,000	1,512,962
Canadian Government Bonds (CAD)	2.75	06/01/2022	500,000	535,985
Canadian Government Bonds (CAD)	3.50	12/01/2045	200,000	242,225
Denmark Government Bond (DKK)	3.00	11/15/2021	1,500,000	296,312
Denmark Government Bond (DKK)	4.00	11/15/2015	9,425,000	1,900,910
Denmark Government Bond (DKK)	4.00	11/15/2017	5,000,000	1,041,323
Denmark Government Bond (DKK)	4.00	11/15/2019	10,400,000	2,205,462
Denmark Government Bond (DKK)	4.50	11/15/2039	7,100,000	1,809,607
Denmark Government Bond (DKK)	5.00	11/15/2013	7,400,000	1,431,148
Denmark Government Bond (DKK)	7.00	11/10/2024	2,000,000	552,147
France Government Bond (EUR)	2.50	10/25/2020	2,600,000	3,391,581
France Government Bond (EUR)	3.00	07/12/2014	2,450,000	3,432,596
France Government Bond (EUR)	3.00	10/25/2015	2,600,000	3,673,549
France Government Bond (EUR)	3.25	04/25/2016	2,500,000	3,568,264
France Government Bond (EUR)	3.25	10/25/2021	3,500,000	4,804,339
France Government Bond (EUR)	3.50	04/25/2015	1,000,000	1,431,023
France Government Bond (EUR)	3.50	04/25/2020	2,700,000	3,812,854
France Government Bond (EUR)	3.50	04/25/2026	1,650,000	2,223,355
France Government Bond (EUR)	3.75	04/25/2017	1,900,000	2,770,583
France Government Bond (EUR)	3.75	10/25/2019	1,200,000	1,731,217
France Government Bond (EUR)	3.75	04/25/2021	1,750,000	2,496,829
France Government Bond (EUR)	4.00	04/25/2013	2,250,000	3,119,409
France Government Bond (EUR)	4.00	10/25/2013	1,850,000	2,598,590

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	129

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
France Government Bond (EUR)	4.00%	04/25/2014	1,050,000	$1,495,300
France Government Bond (EUR)	4.00	10/25/2014	2,000,000	2,882,297
France Government Bond (EUR)	4.00	04/25/2018	2,000,000	2,952,322
France Government Bond (EUR)	4.00	10/25/2038	1,500,000	2,114,559
France Government Bond (EUR)	4.00	04/25/2055	1,150,000	1,630,738
France Government Bond (EUR)	4.00	04/25/2060	650,000	924,960
France Government Bond (EUR)	4.25	10/25/2017	1,350,000	2,013,717
France Government Bond (EUR)	4.25	10/25/2018	1,400,000	2,088,859
France Government Bond (EUR)	4.25	04/25/2019	2,950,000	4,400,031
France Government Bond (EUR)	4.25	10/25/2023	1,150,000	1,697,463
France Government Bond (EUR)	4.50	04/25/2041	1,450,000	2,218,847
France Government Bond (EUR)	4.75	04/25/2035	2,400,000	3,743,655
France Government Bond (EUR)	5.00	10/25/2016	2,550,000	3,896,776
France Government Bond (EUR)	5.50	04/25/2029	2,150,000	3,563,368
France Government Bond (EUR)	5.75	10/25/2032	1,250,000	2,182,307
France Government Bond (EUR)	6.00	10/25/2025	1,600,000	2,744,963
France Government Bond (EUR)	8.50	10/25/2019	900,000	1,696,492
France Government Bond (EUR)	8.50	04/25/2023	800,000	1,598,173
French Republic Bond (EUR)	2.50	01/12/2014	2,300,000	3,168,766
French Treasury Note (EUR)	2.00	09/25/2013	1,150,000	1,564,641
French Treasury Note (EUR)	2.00	07/12/2015	2,050,000	2,809,791
French Treasury Note (EUR)	2.25	02/25/2016	1,500,000	2,062,599
French Treasury Note (EUR)	2.50	01/15/2015	1,750,000	2,434,134
French Treasury Note (EUR)	2.50	07/25/2016	1,400,000	1,938,336
French Treasury Note (EUR)	4.50	07/12/2013	1,700,000	2,388,936
Germany Government Bond (EUR)	1.50	03/15/2013	2,250,000	3,039,072
Germany Government Bond (EUR)	1.75	06/14/2013	1,000,000	1,358,959
Germany Government Bond (EUR)	1.75	10/09/2015	1,100,000	1,533,383
Germany Government Bond (EUR)	2.25	04/11/2014	1,650,000	2,293,260
Germany Government Bond (EUR)	2.25	04/10/2015	1,750,000	2,468,385
Germany Government Bond (EUR)	2.50	10/10/2014	1,200,000	1,691,280
Germany Government Bond (EUR)	2.50	02/27/2015	1,300,000	1,843,529
Germany Government Bond (EUR)	3.50	04/12/2013	750,000	1,036,316
Germany Government Bond (EUR)	3.75	01/04/2017	1,200,000	1,825,384
Germany Government Bond (EUR)	4.00	01/04/2018	1,000,000	1,557,192
Italy Buoni Poliennali del Tesoro (EUR)	2.00	06/01/2013	1,000,000	1,337,362
Italy Buoni Poliennali del Tesoro (EUR)	2.25	11/01/2013	1,600,000	2,136,070
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/01/2014	1,350,000	1,812,220
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/15/2015	1,200,000	1,595,242
Italy Buoni Poliennali del Tesoro (EUR)	3.00	06/15/2015	1,350,000	1,798,065
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11/01/2015	1,250,000	1,650,886
Italy Buoni Poliennali del Tesoro (EUR)	3.50	06/01/2014	1,500,000	2,024,429
Italy Buoni Poliennali del Tesoro (EUR)	3.75	12/15/2013	1,700,000	2,314,805
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2015	1,800,000	2,441,785
Italy Buoni Poliennali del Tesoro (EUR)	3.75	04/15/2016	2,500,000	3,365,788
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2016	1,750,000	2,340,151
Italy Buoni Poliennali del Tesoro (EUR)	3.75	03/01/2021	1,700,000	2,077,148
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	1,900,000	2,298,483
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	1,000,000	1,342,598
Italy Buoni Poliennali del Tesoro (EUR)	4.00	09/01/2020	2,000,000	2,513,516

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	4.00%	02/01/2037	1,500,000	$1,595,362
Italy Buoni Poliennali del Tesoro (EUR)	4.25	04/15/2013	700,000	956,857
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2013	2,100,000	2,878,686
Italy Buoni Poliennali del Tesoro (EUR)	4.25	07/01/2014	1,000,000	1,376,665
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2014	2,050,000	2,818,340
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2015	1,650,000	2,276,773
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2019	2,050,000	2,705,541
Italy Buoni Poliennali del Tesoro (EUR)	4.25	09/01/2019	1,300,000	1,691,703
Italy Buoni Poliennali del Tesoro (EUR)	4.25	03/01/2020	2,150,000	2,773,927
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2018	2,750,000	3,709,988
Italy Buoni Poliennali del Tesoro (EUR)	4.50	08/01/2018	1,000,000	1,340,693
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2019	2,000,000	2,644,348
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2020	1,800,000	2,361,927
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2026	1,350,000	1,611,729
Italy Buoni Poliennali del Tesoro (EUR)	4.75	09/15/2016	1,500,000	2,077,768
Italy Buoni Poliennali del Tesoro (EUR)	4.75	09/01/2021	1,450,000	1,888,754
Italy Buoni Poliennali del Tesoro (EUR)	4.75	08/01/2023	1,750,000	2,195,829
Italy Buoni Poliennali del Tesoro (EUR)	5.00	03/01/2022	1,500,000	1,968,073
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	03/01/2025	1,550,000	1,967,634
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2034	1,400,000	1,705,042
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2039	1,400,000	1,683,174
Italy Buoni Poliennali del Tesoro (EUR)	5.00	09/01/2040	1,550,000	1,847,138
Italy Buoni Poliennali del Tesoro (EUR)	5.25	08/01/2017	1,700,000	2,388,573
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11/01/2029	2,100,000	2,667,730
Italy Buoni Poliennali del Tesoro (EUR)	5.75	02/01/2033	1,450,000	1,925,535
Italy Buoni Poliennali del Tesoro (EUR)	6.00	11/15/2014	1,900,000	2,728,208
Italy Buoni Poliennali del Tesoro (EUR)	6.00	05/01/2031	2,125,000	2,891,723
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11/01/2027	2,050,000	2,922,672
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11/01/2026	950,000	1,461,866
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11/01/2023	730,000	1,238,676
Italy Certificati di Credito del Tesoro (EUR)	0.01	04/30/2013	400,000	522,261
Italy Certificati di Credito del Tesoro (EUR)	0.01	09/30/2013	1,250,000	1,610,559
Japan Government Five Year Bond Series 66 (JPY)	0.40	09/20/2016	1,100,000,000	13,600,041
Japan Government Five Year Bond Series 70 (JPY)	0.80	03/20/2013	378,500,000	4,689,391
Japan Government Five Year Bond Series 71 (JPY)	1.30	03/20/2013	165,000,000	2,054,610
Japan Government Five Year Bond Series 72 (JPY)	1.50	06/20/2013	615,000,000	7,700,846
Japan Government Five Year Bond Series 78 (JPY)	0.90	12/20/2013	880,000,000	10,977,656
Japan Government Five Year Bond Series 79 (JPY)	0.70	12/20/2013	275,000,000	3,418,400
Japan Government Five Year Bond Series 81 (JPY)	0.80	03/20/2014	270,000,000	3,367,646
Japan Government Five Year Bond Series 82 (JPY)	0.90	03/20/2014	75,000,000	937,338
Japan Government Five Year Bond Series 83 (JPY)	0.90	06/20/2014	275,000,000	3,442,693
Japan Government Five Year Bond Series 84 (JPY)	0.70	06/20/2014	500,000,000	6,232,698
Japan Government Five Year Bond Series 85 (JPY)	0.70	09/20/2014	350,000,000	4,366,755
Japan Government Five Year Bond Series 86 (JPY)	0.60	09/20/2014	150,000,000	1,867,259
Japan Government Five Year Bond Series 87 (JPY)	0.50	12/20/2014	595,000,000	7,390,736
Japan Government Five Year Bond Series 88 (JPY)	0.50	03/20/2015	569,000,000	7,071,034
Japan Government Five Year Bond Series 89 (JPY)	0.40	06/20/2015	542,000,000	6,714,579
Japan Government Five Year Bond Series 90 (JPY)	0.30	06/20/2015	300,000,000	3,704,445
Japan Government Five Year Bond Series 91 (JPY)	0.40	09/20/2015	415,000,000	5,140,114
Japan Government Five Year Bond Series 93 (JPY)	0.50	12/20/2015	335,000,000	4,163,532

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	131

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Japan Government Five Year Bond Series 94 (JPY)	0.60%	12/20/2015	460,000,000	$5,738,450
Japan Government Five Year Bond Series 96 (JPY)	0.50	03/20/2016	400,000,000	4,970,599
Japan Government Five Year Bond Series 97 (JPY)	0.40	06/20/2016	590,000,000	7,298,900
Japan Government Forty Year Bond Series 1 (JPY)	2.40	03/20/2048	136,500,000	1,816,523
Japan Government Forty Year Bond Series 2 (JPY)	2.20	03/20/2049	41,000,000	519,098
Japan Government Forty Year Bond Series 3 (JPY)	2.20	03/20/2050	148,000,000	1,860,318
Japan Government Ten Year Bond Series 248 (JPY)	0.70	03/20/2013	653,000,000	8,081,086
Japan Government Ten Year Bond Series 251 (JPY)	0.90	06/20/2013	315,000,000	3,914,343
Japan Government Ten Year Bond Series 253 (JPY)	1.60	09/20/2013	1,037,000,000	13,050,471
Japan Government Ten Year Bond Series 256 (JPY)	1.40	12/20/2013	400,000,000	5,033,903
Japan Government Ten Year Bond Series 259 (JPY)	1.50	03/20/2014	525,000,000	6,640,343
Japan Government Ten Year Bond Series 261 (JPY)	1.80	06/20/2014	500,000,000	6,387,594
Japan Government Ten Year Bond Series 264 (JPY)	1.50	09/20/2014	151,500,000	1,927,988
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12/20/2014	473,000,000	6,037,444
Japan Government Ten Year Bond Series 269 (JPY)	1.30	03/20/2015	547,000,000	6,960,869
Japan Government Ten Year Bond Series 270 (JPY)	1.30	06/20/2015	282,000,000	3,596,019
Japan Government Ten Year Bond Series 273 (JPY)	1.50	09/20/2015	330,000,000	4,244,789
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12/20/2015	662,000,000	8,565,770
Japan Government Ten Year Bond Series 277 (JPY)	1.60	03/20/2016	253,000,000	3,281,478
Japan Government Ten Year Bond Series 279 (JPY)	2.00	03/20/2016	100,000,000	1,316,799
Japan Government Ten Year Bond Series 280 (JPY)	1.90	06/20/2016	400,000,000	5,263,250
Japan Government Ten Year Bond Series 282 (JPY)	1.70	09/20/2016	495,000,000	6,476,894
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12/20/2016	330,000,000	4,330,137
Japan Government Ten Year Bond Series 285 (JPY)	1.70	03/20/2017	700,000,000	9,204,884
Japan Government Ten Year Bond Series 286 (JPY)	1.80	06/20/2017	325,000,000	4,300,027
Japan Government Ten Year Bond Series 288 (JPY)	1.70	09/20/2017	700,000,000	9,235,755
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12/20/2017	440,000,000	5,748,855
Japan Government Ten Year Bond Series 290 (JPY)	1.40	03/20/2018	125,000,000	1,625,452
Japan Government Ten Year Bond Series 292 (JPY)	1.70	03/20/2018	200,000,000	2,644,677
Japan Government Ten Year Bond Series 293 (JPY)	1.80	06/20/2018	300,000,000	3,993,875
Japan Government Ten Year Bond Series 296 (JPY)	1.50	09/20/2018	630,000,000	8,241,352
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12/20/2018	200,000,000	2,600,657
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12/20/2018	300,000,000	3,881,459
Japan Government Ten Year Bond Series 301 (JPY)	1.50	06/20/2019	320,000,000	4,188,615
Japan Government Ten Year Bond Series 302 (JPY)	1.40	06/20/2019	250,000,000	3,250,443
Japan Government Ten Year Bond Series 303 (JPY)	1.40	09/20/2019	370,000,000	4,806,741
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12/20/2019	525,000,000	6,765,086
Japan Government Ten Year Bond Series 306 (JPY)	1.40	03/20/2020	450,000,000	5,833,946
Japan Government Ten Year Bond Series 307 (JPY)	1.30	03/20/2020	150,000,000	1,930,250
Japan Government Ten Year Bond Series 308 (JPY)	1.30	06/20/2020	758,000,000	9,736,957
Japan Government Ten Year Bond Series 309 (JPY)	1.10	06/20/2020	150,000,000	1,897,219
Japan Government Ten Year Bond Series 311 (JPY)	0.80	09/20/2020	202,000,000	2,487,284
Japan Government Ten Year Bond Series 313 (JPY)	1.30	03/20/2021	517,000,000	6,600,002
Japan Government Ten Year Bond Series 315 (JPY)	1.20	06/20/2021	1,265,000,000	15,980,223
Japan Government Ten Year Bond Series 318 (JPY)	1.00	09/20/2021	150,000,000	1,855,308
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12/20/2021	240,000,000	2,962,773
Japan Government Ten Year Bond Series 64 (JPY)	1.90	09/20/2023	528,500,000	7,028,777
Japan Government Thirty Year Bond Series 1 (JPY)	2.30	03/20/2040	590,000,000	7,871,859
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	06/20/2033	122,000,000	1,477,710
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	03/20/2034	125,000,000	1,704,342

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Japan Government Thirty Year Bond Series 15 (JPY)	2.50%	06/20/2034	95,000,000	$1,316,746
Japan Government Thirty Year Bond Series 17 (JPY)	2.40	12/20/2034	60,000,000	818,197
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	03/20/2035	435,500,000	5,827,825
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	06/20/2036	150,000,000	2,076,816
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12/20/2036	190,000,000	2,538,224
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	03/20/2037	110,000,000	1,496,028
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	09/20/2037	140,000,000	1,937,945
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	03/20/2038	325,000,000	4,506,533
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	09/20/2038	120,000,000	1,632,872
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	05/20/2030	100,000,000	1,342,403
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	03/20/2039	210,000,000	2,801,566
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	09/20/2039	135,000,000	1,763,789
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	03/20/2041	155,000,000	2,017,277
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11/20/2030	40,000,000	584,293
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	03/20/2028	250,000,000	3,345,282
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	06/20/2028	210,000,000	2,880,570
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	09/20/2028	200,000,000	2,634,115
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12/20/2028	322,000,000	4,118,724
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	03/20/2029	230,000,000	3,020,195
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	06/20/2029	173,000,000	2,268,109
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	09/20/2029	200,000,000	2,625,511
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12/20/2029	160,000,000	2,123,975
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	03/20/2030	100,000,000	1,325,760
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	03/20/2030	200,000,000	2,613,426
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	06/20/2030	70,000,000	900,514
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	06/20/2030	326,500,000	3,948,758
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	09/20/2030	135,000,000	1,708,737
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12/20/2030	240,000,000	3,128,589
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	03/20/2031	100,000,000	1,322,342
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	03/20/2031	155,000,000	1,960,352
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	06/20/2031	615,000,000	7,768,148
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12/20/2031	40,000,000	495,707
Japan Government Twenty Year Bond Series 22 (JPY)	5.30	03/20/2013	165,000,000	2,139,262
Japan Government Twenty Year Bond Series 26 (JPY)	4.50	09/22/2014	165,000,000	2,254,664
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	06/20/2016	335,000,000	4,427,382
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	09/21/2015	100,000,000	1,382,308
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	09/20/2017	250,000,000	3,534,371
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	03/20/2019	395,000,000	5,172,367
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	03/20/2020	430,000,000	5,987,384
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	03/22/2021	629,000,000	8,432,608
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	09/21/2021	408,000,000	5,553,945
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	09/20/2022	80,000,000	1,067,952
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	06/20/2023	82,000,000	974,410
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	03/20/2024	173,000,000	2,292,679
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	06/20/2024	488,000,000	6,800,237
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12/20/2024	298,500,000	3,987,074
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	09/20/2025	255,000,000	3,426,800
Japan Government Twenty Year Bond Series 84 (JPY)	2.00	12/20/2025	150,000,000	1,986,525
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	03/20/2026	230,000,000	3,147,644
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	06/20/2026	375,000,000	5,126,239

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	133

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Japan Government Twenty Year Bond Series 90 (JPY)	2.20%	09/20/2026	150,000,000	$2,026,412
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12/20/2026	230,000,000	3,065,196
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	03/20/2027	420,000,000	5,512,163
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	09/20/2027	200,000,000	2,689,177
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12/20/2027	200,000,000	2,644,871
Japan Government Two Year Bond Series 11 (JPY)	0.10	09/15/2013	310,000,000	3,812,661
Japan Government Two Year Bond Series 300 (JPY)	0.20	11/15/2013	230,000,000	2,833,459
Japan Government Two Year Bond Series 303 (JPY)	0.20	04/15/2013	420,000,000	5,171,038
Japan Government Two Year Bond Series 306 (JPY)	0.20	07/15/2013	550,000,000	6,773,782
Netherlands Government Bond (EUR)	1.00	01/15/2014	1,200,000	1,617,943
Netherlands Government Bond (EUR) 144A	2.50	01/15/2017	900,000	1,268,855
Netherlands Government Bond (EUR)	2.75	01/15/2015	1,200,000	1,695,500
Netherlands Government Bond (EUR)	3.25	07/15/2021	1,500,000	2,180,988
Netherlands Government Bond (EUR)	3.50	07/15/2020	1,000,000	1,483,502
Netherlands Government Bond (EUR)	3.75	07/15/2014	1,000,000	1,435,699
Netherlands Government Bond (EUR)	3.75	01/15/2023	850,000	1,282,380
Netherlands Government Bond (EUR)	3.75	01/15/2042	950,000	1,577,397
Netherlands Government Bond (EUR)	4.00	07/15/2016	950,000	1,422,250
Netherlands Government Bond (EUR)	4.00	07/15/2018	1,000,000	1,521,446
Netherlands Government Bond (EUR)	4.00	07/15/2019	1,250,000	1,909,218
Netherlands Government Bond (EUR)	4.00	01/15/2037	853,000	1,421,473
Netherlands Government Bond (EUR)	4.25	07/15/2013	1,350,000	1,895,909
Netherlands Government Bond (EUR)	4.50	07/15/2017	1,600,000	2,470,829
Netherlands Government Bond (EUR)	5.50	01/15/2028	810,000	1,476,652
Netherlands Government Bond (EUR)	7.50	01/15/2023	335,000	667,829
Spain Government Bond (EUR)	2.30	04/30/2013	1,000,000	1,345,396
Spain Government Bond (EUR)	2.50	10/31/2013	1,350,000	1,813,569
Spain Government Bond (EUR)	3.00	04/30/2015	1,250,000	1,681,289
Spain Government Bond (EUR)	3.15	01/31/2016	1,000,000	1,324,572
Spain Government Bond (EUR)	3.25	04/30/2016	1,800,000	2,394,878
Spain Government Bond (EUR)	3.30	10/31/2014	1,000,000	1,360,784
Spain Government Bond (EUR)	3.40	04/30/2014	1,400,000	1,905,508
Spain Government Bond (EUR)	3.80	01/31/2017	1,400,000	1,875,646
Spain Government Bond (EUR)	4.00	04/30/2020	750,000	966,118
Spain Government Bond (EUR)	4.20	07/30/2013	700,000	963,917
Spain Government Bond (EUR)	4.20	01/31/2037	900,000	963,692
Spain Government Bond (EUR)	4.25	01/31/2014	1,000,000	1,382,786
Spain Government Bond (EUR)	4.25	10/31/2016	1,350,000	1,850,584
Spain Government Bond (EUR)	4.30	10/31/2019	1,800,000	2,365,764
Spain Government Bond (EUR)	4.40	01/31/2015	1,102,000	1,543,733
Spain Government Bond (EUR)	4.60	07/30/2019	2,200,000	2,982,241
Spain Government Bond (EUR)	4.65	07/30/2025	1,400,000	1,711,525
Spain Government Bond (EUR)	4.70	07/30/2041	850,000	965,814
Spain Government Bond (EUR)	4.75	07/30/2014	1,900,000	2,657,937
Spain Government Bond (EUR)	4.80	01/31/2024	900,000	1,150,819
Spain Government Bond (EUR)	4.85	10/31/2020	850,000	1,139,023
Spain Government Bond (EUR)	4.90	07/30/2040	1,000,000	1,168,693
Spain Government Bond (EUR)	5.50	07/30/2017	1,100,000	1,581,157
Spain Government Bond (EUR)	5.50	04/30/2021	1,650,000	2,308,275
Spain Government Bond (EUR)	5.75	07/30/2032	1,200,000	1,611,748

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Spain Government Bond (EUR)	5.85%	01/31/2022	750,000	$1,057,479
Spain Government Bond (EUR)	5.90	07/30/2026	850,000	1,169,225
Spain Government Bond (EUR)	6.00	01/31/2029	1,100,000	1,515,357
Sweden Government Bond (SEK)	3.50	03/30/2039	3,000,000	547,062
Sweden Government Bond (SEK)	3.75	08/12/2017	4,000,000	676,279
Sweden Government Bond (SEK)	4.50	08/12/2015	1,300,000	218,376
Sweden Government Bond Series 1041 (SEK)	6.75	05/05/2014	9,300,000	1,576,143
Sweden Government Bond Series 1047 (SEK)	5.00	12/01/2020	8,340,000	1,578,686
Sweden Government Bond Series 1050 (SEK)	3.00	07/12/2016	4,800,000	777,222
Sweden Government Bond Series 1052 (SEK)	4.25	03/12/2019	6,000,000	1,061,571
United Kingdom Gilt (GBP)	2.00	01/22/2016	2,350,000	3,918,405
United Kingdom Gilt (GBP)	2.25	03/07/2014	3,150,000	5,193,748
United Kingdom Gilt (GBP)	2.75	01/22/2015	2,200,000	3,723,524
United Kingdom Gilt (GBP)	3.75	01/22/2017	2,250,000	3,709,712
United Kingdom Gilt (GBP)	3.75	09/07/2019	2,200,000	4,027,987
United Kingdom Gilt (GBP)	3.75	09/07/2020	2,250,000	4,109,653
United Kingdom Gilt (GBP)	3.75	09/07/2021	2,150,000	3,919,032
United Kingdom Gilt (GBP)	3.75	07/22/2052	500,000	882,234
United Kingdom Gilt (GBP)	4.00	09/07/2016	2,800,000	5,076,148
United Kingdom Gilt (GBP)	4.00	03/07/2022	2,400,000	4,456,022
United Kingdom Gilt (GBP)	4.00	01/22/2060	1,300,000	2,470,222
United Kingdom Gilt (GBP)	4.25	12/07/2027	1,700,000	3,227,072
United Kingdom Gilt (GBP)	4.25	06/07/2032	1,050,000	1,979,611
United Kingdom Gilt (GBP)	4.25	03/07/2036	1,300,000	2,451,402
United Kingdom Gilt (GBP)	4.25	09/07/2039	1,350,000	2,558,122
United Kingdom Gilt (GBP)	4.25	12/07/2040	2,800,000	5,302,661
United Kingdom Gilt (GBP)	4.25	12/07/2046	1,150,000	2,213,189
United Kingdom Gilt (GBP)	4.25	12/07/2049	1,450,000	2,811,926
United Kingdom Gilt (GBP)	4.25	12/07/2055	1,775,000	3,498,973
United Kingdom Gilt (GBP)	4.50	03/07/2013	2,250,000	3,727,002
United Kingdom Gilt (GBP)	4.50	03/07/2019	1,750,000	3,347,433
United Kingdom Gilt (GBP)	4.50	09/07/2034	2,550,000	4,962,272
United Kingdom Gilt (GBP)	4.50	12/07/2042	1,500,000	2,976,972
United Kingdom Gilt (GBP)	4.75	09/07/2015	2,575,000	4,688,808
United Kingdom Gilt (GBP)	4.75	03/07/2020	2,500,000	4,871,336
United Kingdom Gilt (GBP)	4.75	12/07/2030	2,850,000	5,713,965
United Kingdom Gilt (GBP)	4.75	12/07/2038	1,800,000	3,670,302
United Kingdom Gilt (GBP)	5.00	09/07/2014	2,585,000	4,582,121
United Kingdom Gilt (GBP)	5.00	03/07/2018	2,550,000	4,947,992
United Kingdom Gilt (GBP)	5.00	03/07/2025	1,950,000	3,973,430
United Kingdom Gilt (GBP)	6.00	12/07/2028	1,150,000	2,634,915
United Kingdom Gilt (GBP)	8.00	12/07/2015	1,150,000	2,331,468
United Kingdom Gilt (GBP)	8.00	06/07/2021	1,600,000	3,854,458
United Kingdom Gilt (GBP)	8.75	08/25/2017	800,000	1,799,575

Total Foreign Government Bonds (Cost $1,054,793,600)				1,111,256,132

U.S. Treasury Securities: 21.48%
U.S. Treasury Bond	2.13	08/15/2021	$10,000,000	10,196,880
U.S. Treasury Bond	3.13	11/15/2041	6,000,000	6,034,686
U.S. Treasury Bond	3.50	02/15/2039	7,000,000	7,601,566

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	135

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.63%	02/15/2020	$13,000,000	$15,000,778
U.S. Treasury Bond	3.75	08/15/2041	6,000,000	6,791,250
U.S. Treasury Bond	3.88	08/15/2040	7,000,000	8,098,125
U.S. Treasury Bond	4.25	05/15/2039	5,000,000	6,149,220
U.S. Treasury Bond	4.25	11/15/2040	9,500,000	11,692,420
U.S. Treasury Bond	4.38	02/15/2038	1,750,000	2,189,961
U.S. Treasury Bond	4.38	11/15/2039	7,800,000	9,782,908
U.S. Treasury Bond	4.38	05/15/2040	6,250,000	7,843,750
U.S. Treasury Bond	4.50	02/15/2036	3,150,000	3,997,545
U.S. Treasury Bond	4.50	05/15/2038	4,600,000	5,869,315
U.S. Treasury Bond	4.50	08/15/2039	5,600,000	7,156,626
U.S. Treasury Bond	4.63	02/15/2040	6,500,000	8,475,389
U.S. Treasury Bond	4.75	02/15/2037	1,550,000	2,041,156
U.S. Treasury Bond	4.75	02/15/2041	9,700,000	12,908,576
U.S. Treasury Bond	5.00	05/15/2037	2,300,000	3,136,266
U.S. Treasury Bond	5.25	11/15/2028	2,000,000	2,699,376
U.S. Treasury Bond	5.50	08/15/2028	2,000,000	2,765,000
U.S. Treasury Bond	6.00	02/15/2026	1,150,000	1,632,102
U.S. Treasury Bond	6.13	11/15/2027	2,400,000	3,498,000
U.S. Treasury Bond	6.13	08/15/2029	1,500,000	2,223,984
U.S. Treasury Bond	6.25	08/15/2023	3,500,000	4,964,533
U.S. Treasury Bond	6.25	05/15/2030	4,000,000	6,049,376
U.S. Treasury Bond	6.38	08/15/2027	2,400,000	3,569,251
U.S. Treasury Bond	6.50	11/15/2026	1,500,000	2,236,875
U.S. Treasury Bond	6.63	02/15/2027	950,000	1,435,984
U.S. Treasury Bond	6.75	08/15/2026	1,500,000	2,278,593
U.S. Treasury Bond	6.88	08/15/2025	1,500,000	2,277,657
U.S. Treasury Bond	7.13	02/15/2023	3,000,000	4,499,532
U.S. Treasury Bond	7.25	08/15/2022	1,000,000	1,501,094
U.S. Treasury Bond	7.50	11/15/2024	2,000,000	3,153,750
U.S. Treasury Bond	7.88	02/15/2021	500,000	757,227
U.S. Treasury Bond	8.00	11/15/2021	4,100,000	6,356,279
U.S. Treasury Bond	8.50	02/15/2020	1,700,000	2,595,820
U.S. Treasury Note	0.13	12/31/2013	30,000,000	29,907,420
U.S. Treasury Note	0.25	11/30/2013	10,000,000	9,993,750
U.S. Treasury Note	0.25	12/15/2014	5,000,000	4,978,515
U.S. Treasury Note	0.38	06/30/2013	5,000,000	5,008,400
U.S. Treasury Note	0.50	05/31/2013	5,000,000	5,016,600
U.S. Treasury Note	0.50	10/15/2013	9,000,000	9,032,697
U.S. Treasury Note	0.50	11/15/2013	4,500,000	4,516,349
U.S. Treasury Note	0.50	10/15/2014	5,000,000	5,014,060
U.S. Treasury Note	0.63	04/30/2013	10,500,000	10,549,224
U.S. Treasury Note	0.63	07/15/2014	10,000,000	10,062,500
U.S. Treasury Note	0.75	03/31/2013	5,000,000	5,029,100
U.S. Treasury Note	0.75	08/15/2013	5,000,000	5,035,545
U.S. Treasury Note	0.75	09/15/2013	11,000,000	11,080,355
U.S. Treasury Note	0.75	12/15/2013	8,000,000	8,064,688
U.S. Treasury Note	0.75	06/15/2014	5,000,000	5,046,095
U.S. Treasury Note	0.88	12/31/2016	10,000,000	10,018,750
U.S. Treasury Note	1.00	07/15/2013	5,000,000	5,051,170

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.00%	01/15/2014	$7,000,000	$7,090,783
U.S. Treasury Note	1.00	05/15/2014	5,000,000	5,073,045
U.S. Treasury Note	1.13	06/15/2013	3,500,000	3,539,648
U.S. Treasury Note	1.25	02/15/2014	22,500,000	22,913,078
U.S. Treasury Note	1.25	04/15/2014	500,000	509,688
U.S. Treasury Note	1.25	08/31/2015	4,500,000	4,611,798
U.S. Treasury Note	1.25	09/30/2015	7,000,000	7,170,625
U.S. Treasury Note	1.25	10/31/2015	5,000,000	5,120,310
U.S. Treasury Note	1.38	03/15/2013	4,000,000	4,048,436
U.S. Treasury Note	1.38	05/15/2013	5,000,000	5,068,750
U.S. Treasury Note	1.38	11/30/2015	2,500,000	2,571,485
U.S. Treasury Note	1.38	09/30/2018	10,000,000	10,048,440
U.S. Treasury Note	1.38	12/31/2018	10,000,000	10,013,280
U.S. Treasury Note	1.50	12/31/2013	4,000,000	4,088,280
U.S. Treasury Note	1.50	06/30/2016	20,000,000	20,654,680
U.S. Treasury Note	1.50	08/31/2018	5,000,000	5,070,310
U.S. Treasury Note	1.75	04/15/2013	8,000,000	8,136,872
U.S. Treasury Note	1.75	01/31/2014	4,500,000	4,623,926
U.S. Treasury Note	1.75	03/31/2014	10,000,000	10,296,090
U.S. Treasury Note	1.75	07/31/2015	4,750,000	4,946,308
U.S. Treasury Note	1.88	02/28/2014	1,500,000	1,546,407
U.S. Treasury Note	1.88	04/30/2014	4,400,000	4,545,750
U.S. Treasury Note	1.88	06/30/2015	6,250,000	6,531,250
U.S. Treasury Note	1.88	08/31/2017	6,500,000	6,800,625
U.S. Treasury Note	1.88	09/30/2017	11,000,000	11,500,159
U.S. Treasury Note	2.00	11/30/2013	3,800,000	3,912,963
U.S. Treasury Note	2.00	01/31/2016	4,000,000	4,211,876
U.S. Treasury Note	2.00	04/30/2016	500,000	526,836
U.S. Treasury Note «	2.00	11/15/2021	26,000,000	26,121,888
U.S. Treasury Note	2.13	11/30/2014	6,500,000	6,802,146
U.S. Treasury Note	2.13	05/31/2015	3,500,000	3,683,750
U.S. Treasury Note	2.13	02/29/2016	4,000,000	4,232,812
U.S. Treasury Note	2.25	05/31/2014	13,500,000	14,074,803
U.S. Treasury Note	2.25	01/31/2015	5,000,000	5,262,500
U.S. Treasury Note	2.25	11/30/2017	7,500,000	7,996,875
U.S. Treasury Note	2.38	08/31/2014	5,000,000	5,246,875
U.S. Treasury Note	2.38	09/30/2014	5,500,000	5,780,159
U.S. Treasury Note	2.38	10/31/2014	5,000,000	5,260,155
U.S. Treasury Note	2.38	02/28/2015	10,000,000	10,571,090
U.S. Treasury Note	2.38	03/31/2016	2,500,000	2,672,460
U.S. Treasury Note	2.38	07/31/2017	3,500,000	3,756,484
U.S. Treasury Note	2.38	05/31/2018	5,000,000	5,355,080
U.S. Treasury Note	2.50	03/31/2015	4,000,000	4,248,436
U.S. Treasury Note	2.50	04/30/2015	5,000,000	5,317,190
U.S. Treasury Note	2.50	06/30/2017	4,500,000	4,860,000
U.S. Treasury Note	2.63	06/30/2014	3,500,000	3,684,842
U.S. Treasury Note	2.63	07/31/2014	5,750,000	6,062,656
U.S. Treasury Note	2.63	12/31/2014	8,000,000	8,493,128
U.S. Treasury Note	2.63	02/29/2016	2,500,000	2,695,313
U.S. Treasury Note	2.63	04/30/2016	2,500,000	2,697,655

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	137

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.63%	01/31/2018	$4,000,000	$4,349,064
U.S. Treasury Note	2.63	04/30/2018	5,500,000	5,981,250
U.S. Treasury Note	2.63	08/15/2020	12,000,000	12,881,256
U.S. Treasury Note	2.63	11/15/2020	10,000,000	10,712,500
U.S. Treasury Note	2.75	10/31/2013	8,375,000	8,716,868
U.S. Treasury Note	2.75	11/30/2016	4,000,000	4,358,436
U.S. Treasury Note	2.75	05/31/2017	4,000,000	4,371,248
U.S. Treasury Note	2.75	12/31/2017	6,000,000	6,566,250
U.S. Treasury Note	2.75	02/28/2018	4,000,000	4,379,688
U.S. Treasury Note	2.75	02/15/2019	8,950,000	9,772,979
U.S. Treasury Note	3.00	08/31/2016	3,500,000	3,845,625
U.S. Treasury Note	3.00	09/30/2016	4,000,000	4,399,688
U.S. Treasury Note	3.00	02/28/2017	3,000,000	3,310,782
U.S. Treasury Note	3.13	04/30/2013	5,550,000	5,737,096
U.S. Treasury Note	3.13	08/31/2013	5,500,000	5,734,394
U.S. Treasury Note	3.13	09/30/2013	3,300,000	3,448,629
U.S. Treasury Note	3.13	10/31/2016	6,000,000	6,637,968
U.S. Treasury Note	3.13	01/31/2017	5,000,000	5,543,750
U.S. Treasury Note	3.13	04/30/2017	3,000,000	3,334,452
U.S. Treasury Note	3.13	05/15/2019	8,000,000	8,933,128
U.S. Treasury Note	3.13	05/15/2021	2,000,000	2,219,844
U.S. Treasury Note	3.25	05/31/2016	4,000,000	4,424,064
U.S. Treasury Note	3.25	06/30/2016	1,000,000	1,107,031
U.S. Treasury Note	3.25	07/31/2016	5,000,000	5,544,530
U.S. Treasury Note	3.25	12/31/2016	4,500,000	5,013,635
U.S. Treasury Note	3.25	03/31/2017	5,000,000	5,583,985
U.S. Treasury Note	3.38	06/30/2013	3,500,000	3,645,331
U.S. Treasury Note	3.38	07/31/2013	2,000,000	2,088,046
U.S. Treasury Note	3.38	11/15/2019	8,000,000	9,077,504
U.S. Treasury Note	3.50	05/31/2013	2,000,000	2,081,250
U.S. Treasury Note	3.50	02/15/2018	5,000,000	5,687,500
U.S. Treasury Note	3.63	05/15/2013	4,000,000	4,163,124
U.S. Treasury Note	3.63	08/15/2019	9,500,000	10,948,009
U.S. Treasury Note	3.63	02/15/2021	20,000,000	23,075,000
U.S. Treasury Note	3.75	11/15/2018	7,000,000	8,110,158
U.S. Treasury Note	3.88	05/15/2018	3,000,000	3,488,907
U.S. Treasury Note	4.00	02/15/2014	3,000,000	3,216,210
U.S. Treasury Note	4.00	02/15/2015	5,500,000	6,074,063
U.S. Treasury Note	4.00	08/15/2018	2,525,000	2,963,719
U.S. Treasury Note	4.13	05/15/2015	3,000,000	3,346,875
U.S. Treasury Note	4.25	08/15/2013	6,600,000	6,982,595
U.S. Treasury Note	4.25	11/15/2013	2,500,000	2,668,360
U.S. Treasury Note	4.25	08/15/2014	6,500,000	7,115,979
U.S. Treasury Note	4.25	11/15/2014	4,370,000	4,820,656
U.S. Treasury Note	4.25	08/15/2015	5,500,000	6,197,384
U.S. Treasury Note	4.25	11/15/2017	4,000,000	4,709,688
U.S. Treasury Note	4.50	11/15/2015	3,000,000	3,431,016
U.S. Treasury Note	4.50	02/15/2016	2,500,000	2,876,563
U.S. Treasury Note	4.50	05/15/2017	2,000,000	2,363,594
U.S. Treasury Note	4.63	11/15/2016	3,000,000	3,526,875

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	4.63%	02/15/2017	$5,000,000	$5,909,765
U.S. Treasury Note	4.75	05/15/2014	7,000,000	7,678,671
U.S. Treasury Note	4.75	08/15/2017	3,000,000	3,601,875
U.S. Treasury Note	4.88	08/15/2016	2,500,000	2,951,563
U.S. Treasury Note	5.13	05/15/2016	2,000,000	2,366,718
U.S. Treasury Note	7.25	05/15/2016	2,500,000	3,180,470
U.S. Treasury Note	7.50	11/15/2016	2,000,000	2,618,594
U.S. Treasury Note	8.13	08/15/2019	1,350,000	1,994,941
U.S. Treasury Note	8.75	05/15/2017	2,500,000	3,499,805
U.S. Treasury Note	8.75	08/15/2020	400,000	626,438
U.S. Treasury Note	8.88	08/15/2017	1,275,000	1,813,688
U.S. Treasury Note	8.88	02/15/2019	1,200,000	1,807,406
U.S. Treasury Note	9.13	05/15/2018	2,900,000	4,295,399
U.S. Treasury Note	11.25	02/15/2015	2,000,000	2,633,594

Total U.S. Treasury Securities (Cost $930,815,869)				987,459,536

Yankee Corporate Bonds and Notes: 3.85%

Consumer Discretionary: 0.05%

Media: 0.05%
Grupo Televisa SA	6.00	05/15/2018	250,000	287,946
Grupo Televisa SA	6.63	01/15/2040	500,000	588,084
Thomson Reuters Corporation	4.70	10/15/2019	425,000	468,322
Thomson Reuters Corporation	5.70	10/01/2014	200,000	220,725
Thomson Reuters Corporation	5.95	07/15/2013	250,000	264,925
Thomson Reuters Corporation	6.50	07/15/2018	500,000	616,863

				2,446,865

Consumer Staples: 0.06%

Beverages: 0.06%
Coca-Cola Femsa SAB de CV	4.63	02/15/2020	200,000	221,000
Coca-Cola HBC Finance BV	5.13	09/17/2013	250,000	262,900
Diageo Capital plc	5.75	10/23/2017	1,050,000	1,268,588
Diageo Capital plc	5.88	09/30/2036	175,000	216,709
Diageo Capital plc	7.38	01/15/2014	500,000	559,898
Diageo Finance BV	3.25	01/15/2015	100,000	106,365
Diageo Finance BV	5.30	10/28/2015	125,000	143,147

				2,778,607

Energy: 0.61%

Energy Equipment & Services: 0.04%
Ensco plc	3.25	03/15/2016	1,250,000	1,304,644
Ensco plc	4.70	03/15/2021	500,000	547,271

				1,851,915

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	139

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels: 0.57%
Alberta Energy Company Limited	7.38%	11/01/2031	$350,000	$421,311
Alberta Energy Company Limited	8.13	09/15/2030	150,000	193,014
Canadian Natural Resources Limited	4.90	12/01/2014	65,000	71,829
Canadian Natural Resources Limited	5.70	05/15/2017	1,150,000	1,376,349
Canadian Natural Resources Limited	5.85	02/01/2035	565,000	675,581
Canadian Natural Resources Limited	6.25	03/15/2038	500,000	642,038
Cenovus Energy Incorporated	4.50	09/15/2014	500,000	541,507
Cenovus Energy Incorporated	5.70	10/15/2019	200,000	240,857
Cenovus Energy Incorporated	6.75	11/15/2039	500,000	680,515
Enbridge Incorporated	5.60	04/01/2017	100,000	114,311
Encana Corporation	5.80	05/01/2014	154,000	167,096
Encana Corporation	5.90	12/01/2017	300,000	347,732
Encana Corporation	6.50	05/15/2019	400,000	474,846
Encana Corporation	6.50	08/15/2034	250,000	282,169
Encana Corporation	6.50	02/01/2038	350,000	393,035
Husky Energy Incorporated	5.90	06/15/2014	305,000	332,983
Husky Energy Incorporated	6.80	09/15/2037	100,000	130,403
Husky Energy Incorporated	7.25	12/15/2019	565,000	711,163
Nexen Incorporated	6.20	07/30/2019	80,000	95,003
Nexen Incorporated	6.40	05/15/2037	600,000	687,014
Nexen Incorporated	7.50	07/30/2039	560,000	718,027
Noble Holdings International Limited Corporation	3.05	03/01/2016	150,000	155,297
Noble Holdings International Limited Corporation	3.95	03/15/2022	150,000	154,237
Noble Holdings International Limited Corporation	4.63	03/01/2021	200,000	217,529
Noble Holdings International Limited Corporation	4.90	08/01/2020	250,000	273,745
Noble Holdings International Limited Corporation	6.05	03/01/2041	200,000	227,111
Noble Holdings International Limited Corporation	7.38	03/15/2014	250,000	277,729
Petro-Canada	5.95	05/15/2035	700,000	843,441
Petro-Canada	6.80	05/15/2038	400,000	538,026
Suncor Energy Incorporated	5.95	12/01/2034	75,000	88,648
Suncor Energy Incorporated	6.10	06/01/2018	900,000	1,098,141
Suncor Energy Incorporated	6.50	06/15/2038	400,000	516,999
Suncor Energy Incorporated	6.85	06/01/2039	250,000	338,517
Talisman Energy Incorporated	3.75	02/01/2021	150,000	151,344
Talisman Energy Incorporated	5.13	05/15/2015	65,000	71,258
Talisman Energy Incorporated	6.25	02/01/2038	400,000	465,385
Talisman Energy Incorporated	7.75	06/01/2019	415,000	519,919
Total Capital Canada Limited	1.63	01/28/2014	140,000	142,967
Total Capital SA	3.00	06/24/2015	500,000	532,606
Total Capital SA	3.13	10/02/2015	1,000,000	1,071,958
Total Capital SA	4.13	01/28/2021	100,000	112,202
Total Capital SA	4.45	06/24/2020	500,000	574,659
TransCanada PipeLines Limited	3.80	10/01/2020	300,000	325,553
TransCanada PipeLines Limited	6.10	06/01/2040	300,000	391,037
TransCanada PipeLines Limited	6.20	10/15/2037	585,000	741,024
TransCanada PipeLines Limited	7.13	01/15/2019	1,500,000	1,924,922
TransCanada PipeLines Limited	7.63	01/15/2039	500,000	737,466
Transocean Incorporated	4.95	11/15/2015	500,000	540,787
Transocean Incorporated	5.05	12/15/2016	500,000	547,099
Transocean Incorporated	6.00	03/15/2018	600,000	673,874

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Transocean Incorporated	6.38%	12/15/2021	$500,000	$589,899
Weatherford International Limited	5.13	09/15/2020	200,000	220,971
Weatherford International Limited	5.15	03/15/2013	10,000	10,345
Weatherford International Limited	6.00	03/15/2018	100,000	114,931
Weatherford International Limited	6.75	09/15/2040	300,000	356,365
Weatherford International Limited	7.00	03/15/2038	50,000	59,724
Weatherford International Limited	9.63	03/01/2019	1,000,000	1,354,513

				26,257,011

Financials: 1.79%

Capital Markets: 0.18%
BP Capital Markets plc	3.13	10/01/2015	800,000	856,650
BP Capital Markets plc	3.20	03/11/2016	1,000,000	1,068,770
BP Capital Markets plc	3.63	05/08/2014	600,000	635,119
BP Capital Markets plc	3.88	03/10/2015	700,000	759,210
BP Capital Markets plc	4.50	10/01/2020	500,000	563,925
BP Capital Markets plc	4.74	03/11/2021	1,000,000	1,151,991
BP Capital Markets plc	4.75	03/10/2019	450,000	512,253
BP Capital Markets plc	5.25	11/07/2013	1,000,000	1,074,265
Nomura Holdings Incorporated	5.00	03/04/2015	1,100,000	1,154,297
Nomura Holdings Incorporated	6.70	03/04/2020	356,000	385,711

				8,162,191

Commercial Banks: 0.77%
Bank of Montreal	2.13	06/28/2013	300,000	306,093
Bank of Montreal	2.50	01/11/2017	500,000	510,284
Bank of Nova Scotia	2.05	10/07/2015	300,000	308,311
Bank of Nova Scotia	2.38	12/17/2013	600,000	619,392
Bank of Nova Scotia	2.55	01/12/2017	750,000	776,301
Bank of Nova Scotia	3.40	01/22/2015	1,150,000	1,222,490
Bank of Nova Scotia	4.38	01/13/2021	500,000	548,575
Barclays Bank plc	2.38	01/13/2014	700,000	700,926
Barclays Bank plc	3.90	04/07/2015	250,000	259,145
Barclays Bank plc	5.00	09/22/2016	900,000	969,143
Barclays Bank plc	5.13	01/08/2020	1,250,000	1,321,283
Barclays Bank plc	5.14	10/14/2020	800,000	769,225
Barclays Bank plc	5.20	07/10/2014	800,000	849,463
Barclays Bank plc	6.75	05/22/2019	750,000	861,315
BNP Paribas	3.25	03/11/2015	1,000,000	1,012,696
BNP Paribas	3.60	02/23/2016	1,000,000	1,007,280
BNP Paribas	5.00	01/15/2021	1,150,000	1,176,294
Canadian Imperial Bank	1.45	09/13/2013	500,000	506,652
Canadian Imperial Bank	2.35	12/11/2015	500,000	510,920
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	01/11/2021	500,000	524,885
Dresdner Bank AG	7.25	09/15/2015	200,000	203,712
HSBC Holdings plc	4.88	01/14/2022	250,000	270,797
HSBC Holdings plc	5.10	04/05/2021	1,000,000	1,094,135
HSBC Holdings plc	6.50	05/02/2036	1,000,000	1,103,448
HSBC Holdings plc	6.50	09/15/2037	850,000	935,375

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	141

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
HSBC Holdings plc	6.80%	06/01/2038	$350,000	$398,650
Lloyds TSB Bank plc	4.88	01/21/2016	700,000	725,026
Lloyds TSB Bank plc	6.38	01/21/2021	800,000	869,603
Rabobank Nederland	2.13	10/13/2015	1,000,000	1,000,232
Rabobank Nederland	3.38	01/19/2017	1,000,000	1,029,586
Rabobank Nederland	3.88	02/08/2022	1,500,000	1,495,557
Royal Bank of Canada	1.13	01/15/2014	200,000	201,194
Royal Bank of Canada	1.45	10/30/2014	1,000,000	1,016,469
Royal Bank of Canada	2.10	07/29/2013	800,000	817,482
Royal Bank of Canada	2.30	07/20/2016	600,000	614,549
Royal Bank of Canada	2.63	12/15/2015	250,000	262,001
Royal Bank of Scotland Group plc	3.40	08/23/2013	750,000	761,273
Royal Bank of Scotland Group plc	3.95	09/21/2015	500,000	503,647
Royal Bank of Scotland Group plc	4.38	03/16/2016	1,000,000	1,023,092
Royal Bank of Scotland Group plc	4.88	03/16/2015	1,000,000	1,038,033
Royal Bank of Scotland Group plc	5.63	08/24/2020	1,000,000	1,040,536
Royal Bank of Scotland Group plc	6.40	10/21/2019	575,000	603,155
Svenska Handelsbanken AB	3.13	07/12/2016	500,000	514,332
Toronto Dominion Bank	1.38	07/14/2014	300,000	305,145
Toronto Dominion Bank	2.50	07/14/2016	500,000	519,038
Westpac Banking Corporation	1.85	12/09/2013	200,000	201,995
Westpac Banking Corporation	2.10	08/02/2013	500,000	506,397
Westpac Banking Corporation	4.20	02/27/2015	780,000	833,850
Westpac Banking Corporation	4.88	11/19/2019	800,000	857,988

				35,506,970

Diversified Financial Services: 0.80%
Abbey National Treasury Services plc	2.88	04/25/2014	200,000	199,272
Abbey National Treasury Services plc	4.00	04/27/2016	500,000	491,510
AngloGold Holdings plc	5.38	04/15/2020	165,000	169,840
AngloGold Holdings plc	6.50	04/15/2040	295,000	293,277
Barrick Australian Finance Proprietary Limited	5.95	10/15/2039	550,000	654,244
BHP Billiton Finance USA Limited	4.80	04/15/2013	500,000	524,072
BHP Billiton Finance USA Limited	5.40	03/29/2017	200,000	235,011
BHP Billiton Finance USA Limited	5.50	04/01/2014	800,000	878,840
BHP Billiton Finance USA Limited	6.50	04/01/2019	1,050,000	1,321,384
Burlington Resources Finance Company	7.20	08/15/2031	500,000	683,670
ConocoPhillips Canada Funding Company	5.63	10/15/2016	150,000	178,779
ConocoPhillips Canada Funding Company	5.95	10/15/2036	300,000	374,963
Credit Suisse Guernsey ±	5.86	12/31/2049	500,000	455,000
Credit Suisse New York NY	3.50	03/23/2015	1,000,000	1,037,898
Credit Suisse New York NY	5.00	05/15/2013	1,000,000	1,039,425
Credit Suisse New York NY	5.30	08/13/2019	1,500,000	1,598,424
Credit Suisse New York NY	5.40	01/14/2020	1,000,000	1,004,311
Credit Suisse New York NY	5.50	05/01/2014	2,200,000	2,354,794
Credit Suisse New York NY	6.00	02/15/2018	625,000	658,352
Deutsche Bank AG London	3.45	03/30/2015	500,000	516,971
Deutsche Bank AG London	3.88	08/18/2014	1,000,000	1,044,630
Deutsche Bank AG London	4.88	05/20/2013	1,000,000	1,037,900

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
Deutsche Bank AG London	6.00%	09/01/2017	$1,000,000	$1,144,142
ORIX Corporation	4.71	04/27/2015	415,000	438,584
Rio Tinto Finance USA Limited	5.20	11/02/2040	300,000	349,984
Rio Tinto Finance USA Limited	6.50	07/15/2018	750,000	939,324
Rio Tinto Finance USA Limited	8.95	05/01/2014	1,475,000	1,721,947
Rio Tinto Finance USA Limited	9.00	05/01/2019	480,000	661,913
Shell International Finance BV	1.88	03/25/2013	940,000	955,510
Shell International Finance BV	3.25	09/22/2015	1,000,000	1,084,123
Shell International Finance BV	4.00	03/21/2014	950,000	1,014,909
Shell International Finance BV	4.30	09/22/2019	500,000	577,117
Shell International Finance BV	4.38	03/25/2020	500,000	584,659
Shell International Finance BV	5.20	03/22/2017	250,000	294,241
Shell International Finance BV	5.50	03/25/2040	300,000	385,986
Shell International Finance BV	6.38	12/15/2038	850,000	1,187,800
Tyco International Finance SA	3.38	10/15/2015	250,000	262,200
Tyco International Finance SA	4.13	10/15/2014	200,000	215,031
Tyco International Finance SA	8.50	01/15/2019	500,000	642,750
UBS AG Stamford Connecticut	2.25	08/12/2013	500,000	501,539
UBS AG Stamford Connecticut	3.88	01/15/2015	500,000	518,605
UBS AG Stamford Connecticut	4.88	08/04/2020	1,000,000	1,038,697
UBS AG Stamford Connecticut	5.75	04/25/2018	1,000,000	1,104,559
UBS AG Stamford Connecticut	5.88	12/20/2017	1,500,000	1,664,297
UFJ Finance Aruba AEC	6.75	07/15/2013	1,000,000	1,066,919
Virgin Media Finance plc	5.25	01/15/2021	900,000	985,236
WPP Finance UK	8.00	09/15/2014	500,000	577,464

				36,670,103

Insurance: 0.04%
Aegon NV	4.63	12/01/2015	500,000	526,377
AXA SA	8.60	12/15/2030	650,000	694,349
Axis Capital Holdings Limited	5.75	12/01/2014	65,000	69,132
Manulife Financial Corporation	3.40	09/17/2015	400,000	416,396
XL Capital Limited	5.25	09/15/2014	312,000	330,284

				2,036,538

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	04/25/2017	125,000	134,768

Health Care: 0.16%

Pharmaceuticals: 0.16%
AstraZeneca plc	5.40	06/01/2014	75,000	83,169
AstraZeneca plc	5.90	09/15/2017	800,000	975,043
AstraZeneca plc	6.45	09/15/2037	1,150,000	1,556,166
Covidien International Finance SA	1.88	06/15/2013	200,000	202,596
Covidien International Finance SA	2.80	06/15/2015	150,000	156,467
Covidien International Finance SA	6.00	10/15/2017	600,000	726,701
Covidien International Finance SA	6.55	10/15/2037	150,000	201,081
Novartis Securities Investment Limited	5.13	02/10/2019	1,000,000	1,192,652
Sanofi Aventis	1.63	03/28/2014	210,000	214,491

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	143

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Pharmaceuticals (continued)
Sanofi Aventis	2.63%	03/29/2016	$500,000	$525,710
Sanofi Aventis	4.00	03/29/2021	700,000	776,843
Teva Pharmaceutical Finance LLC	3.00	06/15/2015	500,000	530,198

				7,141,117

Industrials: 0.11%

Aerospace & Defense: 0.01%
Embraer Overseas Limited	6.38	01/15/2020	500,000	555,000

Commercial Services & Supplies: 0.02%
Ingersoll-Rand Global Holding Company Limited	6.88	08/15/2018	250,000	308,489
Ingersoll-Rand Global Holding Company Limited	9.50	04/15/2014	500,000	578,240

				886,729

Industrial Conglomerates: 0.05%
Koninklijke Philips Electronics NV	5.75	03/11/2018	650,000	763,871
Philips Electronics NV	6.88	03/11/2038	250,000	321,066
Tyco Electronics Group SA	7.13	10/01/2037	350,000	466,265
Tyco International Limited	6.88	01/15/2021	500,000	628,412

				2,179,614

Road & Rail: 0.03%
Canadian National Railway Company	5.55	03/01/2019	435,000	524,825
Canadian National Railway Company	6.20	06/01/2036	200,000	260,629
Canadian Pacific Railway Company	4.45	03/15/2023	200,000	206,319
Canadian Pacific Railway Company	5.75	03/15/2033	360,000	371,355
Canadian Pacific Railway Company	5.95	05/15/2037	65,000	68,091
Canadian Pacific Railway Company	7.25	05/15/2019	65,000	78,174

				1,509,393

Information Technology: 0.01%

Communications Equipment: 0.01%
Nokia Corporation	5.38	05/15/2019	500,000	505,724

Materials: 0.34%

Chemicals: 0.04%
Agrium Incorporated	6.13	01/15/2041	165,000	203,287
Agrium Incorporated	6.75	01/15/2019	300,000	365,517
Potash Corporation of Saskatchewan Incorporated	3.75	09/30/2015	560,000	604,684
Potash Corporation of Saskatchewan Incorporated	4.88	03/30/2020	255,000	294,749
Potash Corporation of Saskatchewan Incorporated	5.25	05/15/2014	50,000	54,737
Potash Corporation of Saskatchewan Incorporated	5.63	12/01/2040	200,000	250,218
Potash Corporation of Saskatchewan Incorporated	5.88	12/01/2036	75,000	93,873
Potash Corporation of Saskatchewan Incorporated	6.50	05/15/2019	65,000	80,565

				1,947,630

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Metals & Mining: 0.28%
ArcelorMittal	3.75%	03/01/2016	$100,000	$100,324
ArcelorMittal	5.38	06/01/2013	750,000	778,066
ArcelorMittal	5.50	03/01/2021	500,000	494,040
ArcelorMittal	6.13	06/01/2018	600,000	635,016
ArcelorMittal	6.75	03/01/2041	500,000	485,471
ArcelorMittal	7.00	10/15/2039	500,000	492,977
ArcelorMittal	9.00	02/15/2015	425,000	490,000
ArcelorMittal	9.85	06/01/2019	1,000,000	1,212,666
Falconbridge Limited	6.00	10/15/2015	600,000	664,660
Teck Resources Limited	4.50	01/15/2021	350,000	375,049
Teck Resources Limited	4.75	01/15/2022	202,000	220,587
Teck Resources Limited	6.00	08/15/2040	175,000	194,408
Teck Resources Limited	6.25	07/15/2041	300,000	344,393
Teck Resources Limited	9.75	05/15/2014	1,250,000	1,492,820
Vale Overseas Limited	4.38	01/11/2022	700,000	725,150
Vale Overseas Limited	4.63	09/15/2020	300,000	321,017
Vale Overseas Limited	6.25	01/23/2017	1,405,000	1,622,531
Vale Overseas Limited	6.88	11/21/2036	1,260,000	1,542,498
Vale Overseas Limited	6.88	11/10/2039	130,000	159,867
Vale Overseas Limited	8.25	01/17/2034	300,000	409,160

				12,760,700

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA 144A	4.75	01/11/2022	500,000	506,215
Celulosa Arauco y Constitucion SA	5.63	04/20/2015	65,000	70,861
Celulosa Arauco y Constitucion SA	7.25	07/29/2019	350,000	414,076

				991,152

Telecommunication Services: 0.66%

Diversified Telecommunication Services: 0.42%
British Telecommunications plc	5.95	01/15/2018	250,000	292,109
British Telecommunications plc	9.63	12/15/2030	1,150,000	1,746,917
Deutsche Telekom	4.88	07/08/2014	300,000	322,121
Deutsche Telekom International Finance BV	5.25	07/22/2013	1,000,000	1,052,429
Deutsche Telekom International Finance BV	5.75	03/23/2016	275,000	311,804
Deutsche Telekom International Finance BV	6.00	07/08/2019	500,000	588,035
Deutsche Telekom International Finance BV	8.75	06/15/2030	830,000	1,181,648
Deutsche Telekom International Finance BV	9.25	06/01/2032	500,000	756,169
France Telecom SA	4.38	07/08/2014	1,000,000	1,069,457
France Telecom SA	5.38	07/08/2019	350,000	397,457
France Telecom SA	8.50	03/01/2031	925,000	1,349,066
Royal KPN NV	8.38	10/01/2030	375,000	491,834
Telecom Italia Capital SA	4.95	09/30/2014	1,150,000	1,160,063
Telecom Italia Capital SA	5.25	11/15/2013	415,000	421,225
Telecom Italia Capital SA	5.25	10/01/2015	200,000	202,000
Telecom Italia Capital SA	6.00	09/30/2034	150,000	124,875
Telecom Italia Capital SA	7.18	06/18/2019	1,000,000	1,032,500
Telecom Italia Capital SA	7.20	07/18/2036	500,000	460,000
Telecom Italia Capital SA	7.72	06/04/2038	500,000	472,500

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	145

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU	2.58%	04/26/2013	$500,000	$499,886
Telefonica Emisiones SAU	3.73	04/27/2015	470,000	472,203
Telefonica Emisiones SAU	3.99	02/16/2016	710,000	714,371
Telefonica Emisiones SAU	4.95	01/15/2015	430,000	445,405
Telefonica Emisiones SAU	5.13	04/27/2020	445,000	439,238
Telefonica Emisiones SAU	5.46	02/16/2021	500,000	502,829
Telefonica Emisiones SAU	6.42	06/20/2016	500,000	538,641
Telefonica Emisiones SAU	7.05	06/20/2036	550,000	583,151
Telefonica Europe BV	8.25	09/15/2030	420,000	481,420
Telefonica SA	5.88	07/15/2019	645,000	672,138
Telefonos de Mexico SA de CV	5.50	01/27/2015	465,000	508,504

				19,289,995

Wireless Telecommunication Services: 0.24%
America Movil SAB de CV	2.38	09/08/2016	750,000	765,910
America Movil SAB de CV	3.63	03/30/2015	500,000	527,500
America Movil SAB de CV	5.00	03/30/2020	1,000,000	1,135,395
America Movil SAB de CV	5.50	03/01/2014	300,000	324,900
America Movil SAB de CV	5.63	11/15/2017	450,000	528,838
America Movil SAB de CV	6.13	11/15/2037	100,000	120,527
America Movil SAB de CV	6.13	03/30/2040	500,000	600,232
America Movil SAB de CV	6.38	03/01/2035	65,000	80,045
Rogers Communications Incorporated	6.80	08/15/2018	750,000	947,881
Rogers Wireless Incorporated	6.38	03/01/2014	100,000	110,661
Rogers Wireless Incorporated	7.50	03/15/2015	500,000	581,714
Vodafone Group plc	3.38	11/24/2015	500,000	538,150
Vodafone Group plc	4.15	06/10/2014	250,000	267,867
Vodafone Group plc	4.63	07/15/2018	180,000	203,242
Vodafone Group plc	5.00	12/16/2013	1,000,000	1,073,151
Vodafone Group plc	5.00	09/15/2015	250,000	282,089
Vodafone Group plc	5.38	01/30/2015	75,000	84,093
Vodafone Group plc	5.45	06/10/2019	400,000	475,553
Vodafone Group plc	5.63	02/27/2017	500,000	592,710
Vodafone Group plc	6.15	02/27/2037	1,000,000	1,255,639
Vodafone Group plc	7.88	02/15/2030	250,000	357,210

				10,853,307

Utilities: 0.06%

Electric Utilities: 0.01%
Enersis SA	7.38	01/15/2014	250,000	271,535

Independent Power Producers & Energy Traders: 0.01%
Transalta Corporation	4.75	01/15/2015	400,000	428,032
Transalta Corporation	6.50	03/15/2040	90,000	97,552

				525,584

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities: 0.03%
National Grid plc	6.30%	08/01/2016	$600,000	$696,658
Veolia Environment SA	5.25	06/03/2013	200,000	209,078
Veolia Environment SA	6.00	06/01/2018	500,000	556,973

				1,462,709

Water Utilities: 0.01%
United Utilities Incorporated	5.38	02/01/2019	250,000	266,192

Total Yankee Corporate Bonds and Notes (Cost $165,400,474)				176,991,349

Other: 0.05%
Gryphon Funding Limited, Pass-Through Entity (a)(v)(i)			1,485,823	401,172
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(a)(v)(i)			3,954,837	1,700,580

Total Other (Cost $855,944)				2,101,752

	Yield		Shares
Short-Term Investments: 2.63%

Investment Companies: 2.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)##	0.02		118,119,072	118,119,072
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.15		2,775,657	2,775,657

Total Short-Term Investments (Cost $120,894,729)				120,894,729

Total Investments in Securities
(Cost $4,405,487,961)*	101.44%	4,663,505,291
Other Assets and Liabilities, Net	(1.44)	(66,104,683)

Total Net Assets	100.00%	$4,597,400,608

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	147

DIVERSIFIED FIXED INCOME PORTFOLIO

±	Variable rate investment.

%%	Security issued on a when-issued (TBA) basis.

(z)	Zero coupon security. Rate represents yield to maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

@	Foreign bond principal is denominated in local currency.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,407,582,025 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$279,736,202
Gross unrealized depreciation	(23,812,936)

Net unrealized appreciation	$255,923,266

The following table shows the percent of total long-term investments by geographic location as of February 29, 2012:

United States	72.08%
Japan	11.48%
United Kingdom	3.50%
France	2.38%
Germany	2.16%
Italy	2.09%
Canada	1.65%
Spain	1.06%
Netherlands	0.95%
Other	2.65%

100.00%

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.98%

Consumer Discretionary: 12.28%

Auto Components: 0.78%
Aapico Hitech Public Company Limited	123,000	$48,769
Aisin Seiki Company Limited	32,900	1,158,320
Akebono Brake Industry Company Limited	22,700	118,401
Autoneum Holding AG †	164	9,562
Bharat Forge Limited	19,334	121,661
BorgWarner Incorporated †«	75,355	6,242,408
Bosch Limited	1,719	271,182
Bridgestone Corporation	108,500	2,610,727
Bridgestone Corporation ADR	4,725	228,454
Calsonic Kansei Corporation	41,000	236,548
Cheng Shin Rubber Industry Company Limited †	391,739	966,154
Compagnie Generale Des Establissements Michelin Class B	14,469	997,780
Continental AG	5,914	538,387
Cooper Tire & Rubber Company «	130,904	2,173,006
Dana Holding Corporation	286,337	4,581,392
Denso Corporation	75,600	2,498,920
Exedy Corporation	5,000	148,358
Exide Industries Limited †	78,617	216,794
Faurecia	2,019	56,475
FCC Company Limited	5,300	123,617
Futaba Industrial Company Limited	6,100	36,244
Gentex Corporation	93,820	2,218,843
GKN plc	116,718	406,282
Goodyear Tire & Rubber Company †	174,500	2,244,070
Halla Climate Control Corporation †	8,860	184,530
Hankook Tire Company Limited	13,340	510,956
Hi-Lex Corporation	4,100	71,570
Hyundai Mobis †	11,192	2,851,210
Hyundai Wia Corporation	1,460	180,750
Kayaba Industry Company Limited	27,000	147,804
KEIHIN Corporation	9,300	187,281
Kenda Rubber Industrial Company Limited †	59,838	71,144
Koito Manufacturing Company Limited	17,000	291,315
Kumho Industrial Company Limited †	8,435	53,684
Lear Corporation	70,016	3,165,423
Leoni AG	4,204	210,821
Linamar Corporation	2,422	45,040
Magna International Incorporated Class A	19,200	914,544
Mando Corporation	1,886	283,222
Martinrea International Incorporated †	3,001	29,572
Minth Group Limited	76,000	93,969
Musashi Seimitsu Industry Company Limited	1,900	44,783
Nan Kang Rubber Tire Company Limited †	119,957	199,547
NGK Spark Plug Company Limited	29,000	390,995
NHK Spring Company Limited	27,000	278,337
NIFCO Incorporated	6,500	175,514
Nippon Seiki Company Limited	8,000	101,858

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	149

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Auto Components (continued)
Nissan Shatai Company Limited	12,000	$121,196
Nissin Kogyo Company Limited	8,500	143,357
NOK Corporation	19,900	397,559
Nokian Renkaat Oyj	13,330	591,571
Pacific Industrial Company Limited †	5,000	27,187
Pirelli & Company SpA	18,218	189,806
Press Kogyo Company Limited	13,000	74,044
Rieter Holding AG †	164	33,880
Riken Corporation †	27,000	113,593
Sanden Corporation	14,000	49,600
Showa Corporation	1,800	14,238
Somboon Advance Technology PCL	104,216	85,742
Stanley Electric Company Limited	24,500	415,014
Sumitomo Rubber Industries	28,300	356,143
Tachi-S Company Limited	3,600	72,452
Takata Corporation	5,600	144,392
Tenneco Automotive Incorporated †«	116,600	4,489,100
Thai Stanley Electric PCL †	13,600	71,674
Tokai Rika Company Limited	8,200	143,946
Tokai Rubber Industries Incorporated	6,500	80,280
Tong Yang Industry Company Limited †	94,160	115,153
Topre Corporation	4,200	42,884
Toyo Tire & Rubber Company Limited	19,000	51,187
Toyota Boshoku Corporation	11,900	149,171
Toyota Gosei Company Limited	9,800	183,607
Toyota Industries Corporation	35,800	1,115,970
TRW Automotive Holdings Corporation †	69,900	3,197,226
TS Tech Company Limited	7,600	145,100
UMW Holdings Berhad †	137,800	328,917
Unipres Corporation	5,100	140,848
Valeo SA	5,453	293,398
Xinyi Glass Holding Company Limited	290,881	183,390
Yarnapund PCL †(a)	1,551,500	14,867
Yokohama Rubber Company Limited	35,000	232,931

		52,545,646

Automobiles: 1.05%
Toyota Motor Corporation	458,214	18,911,403
Bajaj Auto	26,498	974,062
Bayerische Motoren Werke AG	25,644	2,372,110
Brilliance China Automotive Holdings Limited †	372,000	433,094
BYD Company Limited	74,500	244,933
China Motor Company Limited †	67,150	74,583
Chongqing Changchun Automobile Class B †	43	16
Daihatsu Motor Company Limited	38,000	728,306
Daimler AG	71,110	4,300,714
Dongfeng Motor Group Company Limited	530,000	1,040,020
Fiat Industrial	57,124	608,850
Fiat Industrial di Risparmio †	3,220	24,925
Fiat SpA	60,782	351,614

The accompanying notes are an integral part of these financial statements.

150	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Automobiles (continued)
Fiat SpA di Risparmio	3,220	$17,632
Fleetwood Corporation Limited †	5,273	70,971
Ford Otomotiv Sanayi AS	8,512	80,045
Fuji Heavy Industries Limited	117,000	883,725
Geely Automobile Holdings Limited	530,000	235,747
General Motors Company †	66,300	1,725,126
Ghabbour Auto	3,188	12,581
Guangzhou Automobile Group Company Limited	383,454	452,361
Hero Honda Motors Limited †	17,819	707,561
Honda Motor Company Limited	272,400	10,371,239
Honda Motor Company Limited ADR	25	953
Hyundai Motor Company Limited	23,804	4,596,003
Isuzu Motors Limited	224,000	1,262,049
Kia Motors Corporation	48,275	3,050,832
Mahindra & Mahindra Limited	82,966	1,201,661
Mahindra & Mahindra Limited GDR	20,144	291,081
Maruti Suzuki India Limited †	23,931	612,704
Mazda Motor Corporation	236,000	389,027
Mitsubishi Motors Corporation †	552,000	658,679
Nissan Motor Company Limited	348,600	3,567,907
Oriental Holdings Berhad †	28,320	58,143
Peugeot SA	10,397	208,402
Proton Holdings Berhad	12,700	22,979
PT Astra International Incorporated	343,294	2,696,494
Renault SA	18,761	993,312
Suzuki Motor Corporation	73,700	1,747,077
Tan Chong Motor Holdings Berhad †	87,300	125,901
Tata Motors Limited	315,350	1,743,401
Tata Motors Limited Differential Voting Rights A Shares	51,935	162,184
Tesla Motors Incorporated †«	36,700	1,226,147
Tofas Turk Otomobil Fabrikasi AS †	12,763	54,283
Volkswagen AG	2,854	483,663
Yamaha Motor Company Limited	45,200	648,336
Yue Loong Motor †	158,929	335,202
Zhongsheng Group Holdings Limited	89,000	172,120

		70,930,158

Distributors: 0.22%
Canon Marketing Japan Incorporated	10,300	127,340
CFAO	4,172	163,971
D’ieteren SA NV	1,530	73,832
Genuine Parts Company	104,979	6,580,084
Hanwha Corporation (Korea) †	7,410	234,145
Imperial Holding Limited	36,119	708,633
Inchcape plc	28,889	172,486
Jardine Cycle & Carriage Limited	13,439	513,533
LG International Corporation †	5,460	287,953
Li & Fung Limited	866,530	1,988,633
Pacific Brands Limited †	88,865	68,142
Pool Corporation «	95,200	3,465,280

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	151

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Distributors (continued)
Schneider Electric Infrastructure Limited (a)	5,981	$5,609
Tat Hong Holdings Limited	7,000	4,925
Uni-Select Incorporated	432	12,173
Yokohama Reito Company †	7,100	54,501

		14,461,240

Diversified Consumer Services: 0.49%
Arbitron Incorporated	53,900	1,802,416
Benesse Corporation	13,900	637,803
Career Education Corporation †	117,000	1,008,540
Coinstar Incorporated †«	59,562	3,468,295
Corporate Executive Board Company	67,900	2,813,776
Educomp Solutions Limited	5,295	22,904
H & R Block Incorporated «	200,611	3,269,959
Hillenbrand Incorporated	121,086	2,781,345
InvoCare Limited	16,459	139,976
Itausa Investimentos Itau SA	37,862	315,287
Navitas Limited	29,257	103,229
New Oriental Education & Technology Group Incorporated †	17,412	461,592
Raffles Education Corporation Limited	55,177	20,295
Regis Corporation «	111,795	1,935,171
Service Corporation International «	451,443	5,119,364
Sotheby’s Holdings Incorporated «	138,400	5,444,656
Strayer Education Incorporated «	23,241	2,391,383
Weight Watchers International Incorporated «	20,300	1,582,994

		33,318,985

Hotels, Restaurants & Leisure: 1.73%
A-Max Holdings Limited †	83,500	1,087
Accor SA	17,004	598,077
Accordia Golf Company Limited	85	64,934
Ajisen China Holdings Limited	67,200	92,012
Aristocrat Leisure Limited	71,788	212,490
Autogrill SpA	5,082	51,593
Bally Technologies Incorporated †	87,409	3,753,342
Banyan Tree Holdings Limited	13,000	6,393
Berjaya Land Berhad †	210,400	64,971
Berjaya Sports Toto Berhad	110,350	161,353
Bob Evans Farms Incorporated «	1,361	50,085
Brinker International Incorporated	152,190	4,198,922
Cafe de Coral Holdings Limited	52,000	133,550
Carnival Corporation	47,700	1,444,833
Carnival plc	13,872	407,834
Chipotle Mexican Grill Incorporated †«	21,094	8,231,301
Compass Group plc	164,877	1,652,508
Cracker Barrel Old Country Store Incorporated «	46,600	2,594,222
Crown Limited	64,616	582,099
Domino’s Pizza Incorporated †«	111,900	4,303,674
Doutor Nichires Holdings Company Limited	5,200	66,719
Echo Entertainment Group Limited	94,217	434,485

The accompanying notes are an integral part of these financial statements.

152	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Egyptian For Tourism Resorts †	16,982	$3,858
EIH Limited †	57,568	99,725
Enterprise Inns plc †	26,791	22,696
Flight Centre Limited	8,570	205,325
Formosa International Hotels Corporation †	13,510	215,316
Fujita Kanko Incorporated †	30,000	107,393
Galaxy Entertainment Group Limited †	151,000	373,013
Genting Berhad	409,400	1,448,720
Genting Hong Kong Limited †	151,000	51,786
Genting Singapore plc	879,320	1,135,491
Grand Korea Leisure Company Limited	10,260	171,959
Great Canadian Gaming Corporation †	1,414	12,590
Greene King plc	17,051	136,310
H.I.S Company Limited †	3,400	89,005
Hong Kong & Shanghai Hotels Limited	93,570	138,735
Hotel Properties Limited †	6,000	9,163
Hyatt Hotels Corporation Class A †	77,017	3,189,274
Imperial Hotel Limited †	1,450	35,496
Indian Hotels Company Limited †	66,498	94,096
Intercontinental Hotels Group plc	21,700	495,053
International Game Technology	203,830	3,061,527
International Speedway Corporation Class A	55,500	1,396,380
Intralot SA-Integrated Lottery Systems & Services †	4,444	3,937
Jack in the Box Incorporated †«	97,800	2,332,530
Jollibee Foods Corporation	74,880	171,635
Kangwon Land Incorporated †	18,970	437,486
Kappa Create Company Limited †	2,100	45,234
Kentucky Fried Chicken (Japan) Limited †	2,100	54,715
KFC Holdings Malaysia Berhad †	22,464	28,572
Kisoji Company Limited †	3,500	67,597
Kuoni Reisen Holding AG †	214	68,124
Ladbrokers plc	53,557	127,891
Las Vegas Sands Corporation	79,455	4,418,493
Life Time Fitness Incorporated †«	77,905	3,853,960
Lottomatica SpA †	2,688	45,625
Marriott International Incorporated Class A	60,600	2,137,968
Marriott Vacations Worldwide Corporation †	55,602	1,386,158
Marston’s plc	27,687	43,122
McDonald’s Corporation	123,714	12,282,326
McDonald’s Holdings Company (Japan) Limited	8,700	226,784
Melco International Development Limited †	84,000	82,417
MGM China Holdings Limited	177,200	327,158
MGM Resorts International †«	217,300	2,992,221
Millennium & Copthorne Hotels plc †	5,978	46,021
Minor International PCL ADR	95,700	39,842
Mitchells & Butlers plc †	19,207	80,211
MOS Food Services Incorporated	4,500	86,856
Ohsho Food Service Corporation	1,600	37,869
Opap SA	18,417	164,398
Orbis SA †	2,450	36,258
Orient Express Hotels Limited Class A †«	177,163	1,752,142

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	153

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Oriental Land Company Limited	10,300	$1,066,872
Paddy Power plc	3,297	196,217
Panera Bread Company †	19,249	2,975,510
PartyGaming plc	58,620	147,815
Penn National Gaming Incorporated †	45,600	1,940,280
Pinnacle Entertainment Incorporated †	121,304	1,335,557
Plenus Company Limited	2,000	31,640
Punch Taverns plc †	32,370	5,793
Resorts World Berhad	526,815	687,647
Resorttrust Incorporated †	5,780	89,448
Restaurant Group plc †	15,681	69,253
Rexcapital Financial Holdings Limited	625,000	53,183
Round One Corporation	8,500	55,523
Royal Caribbean Cruises Limited †	89,200	2,541,308
Royal Holdings Company Limited †	5,300	60,178
Saizeriya Company Limited	4,700	72,908
Sands China Limited †	363,523	1,366,223
Scientific Games Corporation Class A †	121,700	1,279,067
Shangri-La Asia Limited	236,166	590,704
Six Flags Entertainment Corporation	112,600	5,096,276
SJM Holdings Limited	259,000	542,296
Sky City Entertainment Group Limited	108,949	341,831
Sodexho Alliance SA	8,557	658,606
Spirit Pub Company plc †	32,370	29,869
St. Marc Holdings Company Limited	1,200	45,319
Starwood Hotels & Resorts Worldwide Incorporated	133,900	7,217,210
Tabcorp Holdings Limited	100,972	295,625
Tattersall’s Limited	200,562	511,921
Thomas Cook Group plc	84,009	37,756
Tim Hortons Incorporated	14,344	775,007
Tokyo Dome Corporation †	28,000	77,845
Tokyotokeiba Company Limited †	12,000	18,748
Transat A.T. Incorporated Class A †	1,458	10,079
TUI AG	6,630	52,345
TUI Travel plc	24,735	77,915
Vail Resorts Incorporated «	71,420	3,006,782
Watami Food Service Company †	3,900	83,719
Wendy’s Company	197,308	1,000,352
Wetherspoon (J.D.) plc	2,154	13,762
Whitbread plc	12,784	345,137
William Hill plc	55,680	198,865
Wyndham Worldwide Corporation	101,283	4,455,439
Wynn Macau Limited	191,600	505,173
Wynn Resorts Limited	18,237	2,161,814
Yoshinoya D&C Company Limited	37	48,202
Zensho Company Limited †	11,700	143,210

		117,293,174

Household Durables: 0.93%
Alpine Electronics Incorporated	3,700	49,704
Arcelik AS †	30,036	138,049

The accompanying notes are an integral part of these financial statements.

154	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Household Durables (continued)
Arnest One Corporation	3,700	$43,468
Barratt Developments plc †	67,471	158,004
Bellway plc	9,497	123,288
Berkeley Group Holdings plc †	11,306	249,656
Bovis Homes Group plc	9,847	79,190
Casio Computer Company Limited	35,500	244,120
Chofu Seisakusho Company Limited	3,500	85,164
Cleanup Corporation	5,200	34,735
Corona Corporation †	2,000	30,631
Dorel Industries Incorporated Class B	1,167	31,762
DR Horton Incorporated	184,731	2,649,043
Ekornes ASA	800	15,601
Electrolux AB Class B	25,871	568,108
Foster Electric Company Limited	2,400	38,735
France Bed Holdings Company Limited	27,000	54,472
Funai Electric Company Limited	2,100	49,213
Garmin Limited «	84,700	3,996,993
GUD Holdings Limited	7,295	57,894
Haier Electronics Group Company †	170,000	212,604
Harman International Industries Incorporated	140,770	6,916,030
Haseko Corporation	225,000	166,072
Hitachi Koki Company Limited	5,000	45,516
Husqvarna AB A Shares	1	6
Husqvarna AB B Shares	37,065	223,058
JM AB	8,886	161,825
JVC Kenwood Holdings Incorporated †	13,400	62,145
Leggett & Platt Incorporated «	95,119	2,152,543
Lennar Corporation Class A «	103,500	2,419,830
LG Electronics Incorporated	17,320	1,322,155
M.D.C. Holdings Incorporated	67,700	1,664,066
Matsunichi Communication Holdings Limited †	20,000	5,802
Matsushita Electric Industrial Company Limited	346,210	3,232,543
Newell Rubbermaid Incorporated	195,219	3,572,508
Nexity SA †	1,566	43,991
Nobia AB	5,775	28,976
NVR Incorporated †	3,334	2,307,128
Panahome Corporation	18,000	121,122
Persimmon plc	20,833	223,882
Pioneer Corporation	38,600	197,060
Redrow plc †	3,458	6,959
Rinnai Corporation	5,900	428,220
Ryland Group Incorporated	82,200	1,490,286
Sangetsu Company Limited	5,200	135,421
SEB SA	3,036	254,422
Sekisui Chemical Company Limited	71,000	609,644
Sekisui House Limited	83,000	786,198
Sharp Corporation	161,000	1,132,882
Skyworth Digital Technology Company Limited	237,413	132,845
Sony Corporation	157,794	3,371,733
Stanley Black & Decker Incorporated	113,788	8,738,918

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	155

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Household Durables (continued)
Steinhoff International Holdings Limited †	208,877	$746,590
Sumitomo Foresting	21,000	190,909
Takamatsu Corporation	900	14,360
Tatung Company Limited †	394,770	133,219
Taylor Woodrow plc	300,372	237,450
Technicolor †	4,271	12,405
Techtronic Industries Company	164,500	198,939
Tempur-Pedic International Incorporated †«	44,400	3,507,600
TOA Corporation †	1,000	7,615
Tomtom NV †	4,700	22,217
Tupperware Brands Corporation	42,620	2,671,848
Turk Sise Ve Cam Fabrikalari AS †	66,935	135,837
Videocon Industries Limited †	16,162	61,403
Vodone Limited	534,000	89,503
Welling Holding Limited	102,800	18,158
Whirlpool Corporation «	51,200	3,869,184
Woongjin Coway Company Limited †	8,000	268,520

		63,049,977

Internet & Catalog Retail: 0.63%
Amazon.com Incorporated †	71,127	12,780,811
Askul Corporation	2,300	35,452
ASOS plc †	7,672	224,091
Belluna Company Limited	3,000	23,693
CDON Group †	4,115	41,667
CJ O Shopping Company Limited †	949	240,065
Dena Company Limited	15,900	517,351
Expedia Incorporated	66,700	2,271,135
Home Retail Group	62,866	102,014
HSN Incorporated	81,387	3,024,341
Hyundai Home Shopping Network	1,833	237,578
Liberty Interactive Corporation Series A †	395,487	7,419,336
N Brown Group plc	13,911	52,849
Netflix Incorporated †«	36,026	3,989,159
Nissen Company Limited	2,200	10,880
Priceline.com Incorporated †	9,996	6,267,692
Rakuten Incorporated	1,206	1,198,730
Senshukai Company Limited †	1,800	12,090
Shutterfly Incorporated †	60,000	1,641,600
Start Today Company Limited	12,500	228,042
TripAdvisor Incorporated	66,700	2,149,741
Wotif.com Holdings Limited †	18,653	92,020

		42,560,337

Leisure Equipment & Products: 0.34%
Altek Corporation †	88,623	82,907
Amer Sports Oyj	6,650	90,193
Aruze Corporation	4,400	97,375
Asia Optical Company Incorporated †	14,239	16,372
Beneteau SA	1,319	17,186

The accompanying notes are an integral part of these financial statements.

156	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Leisure Equipment & Products (continued)
Brunswick Corporation «	171,900	$4,110,129
Fields Corporation	7	10,686
Giant Manufacturing Company Limited	62,687	269,761
Hasbro Incorporated	81,421	2,875,790
Heiwa Corporation	4,900	94,938
Mars Engineering Corporation	600	11,477
Mattel Incorporated «	231,295	7,503,210
Mizuno Corporation	17,000	91,598
Namco Bandai Holdings Incorporated	33,500	467,739
Nikon Corporation	62,100	1,681,413
Polaris Industries Incorporated	44,356	2,930,157
Roland Corporation	800	7,804
Sankyo Company Limited	8,800	423,275
Sega Sammy Holdings Incorporated	38,000	720,359
Shimano Incorporated	12,500	724,259
Tamron Company Limited	2,700	78,652
Tomy Company Limited	14,100	99,562
Yamaha Corporation	28,000	267,634
Young Optics Incorporated	14,000	49,292

		22,721,768

Media: 2.16%
Aegis Group plc	51,830	142,402
Agora SA †	5,097	18,920
Amalgamated Holdings Limited	15,058	97,701
AMC Networks Incorporated A †	97,821	4,440,095
Antena 3 de Television SA	1,425	8,543
APN News & Media Limited	40,920	39,716
Arnoldo Mondadori Editore SpA	1,753	3,426
Asatsu-DK Incorporated	5,100	146,180
Astral Media Incorporated	3,649	134,793
Austar United Communications Limited †	87,462	126,628
Avex Group Holdings Incorporated	4,600	55,908
Axel Springer AG	4,131	197,061
BEC World PCL †	121,700	177,936
British Sky Broadcasting plc	83,901	894,303
CBS Corporation Class B	72,324	2,162,488
Charter Communication Incorporated †	25,945	1,645,172
Cheil Worldwide Incorporated †	14,790	251,188
Cinemark Holdings Incorporated	71,400	1,493,688
Cineplex Incorporated	8,140	219,820
CJ E&M Corporation †	6,785	188,013
Cogeco Cable Incorporated	1,258	61,956
Comcast Corporation Class A	245,200	7,203,976
Comcast Corporation Special Class A (Non Voting)	73,100	2,089,929
Corus Entertainment Incorporated Class B	3,691	81,583
CyberAgent Incorporated †	63	180,653
Cyfrowy Polsat SA	25,219	115,588
Daiichikosho Company Limited	6,800	137,188
Daily Mail & General Trust plc	23,399	160,070

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	157

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Media (continued)
Dentsu Incorporated	34,300	$1,065,414
DIRECTV †«	149,111	6,906,822
Discovery Communications Incorporated Class A †	94,402	4,403,853
Discovery Communications Incorporated Class C †	3,073	133,553
Dish Network Corporation	139,800	4,077,966
Eniro AB	5,208	11,098
eSun Holdings Limited †	3,000	507
Eutelsat Communications	6,006	223,970
Fairfax Media Limited	282,762	242,599
Focus Media Holding Limited †«	13,664	331,489
Fuji Television Network Incorporated	61	93,200
Gannett Company Incorporated	159,918	2,373,183
Gestevision Telecinco SA	9,624	57,481
GFK SE	353	18,290
Groupe Aeroplan Incorporated	12,821	160,676
Grupo Televisa SA	514,302	2,196,393
Hakuhodo DY Holdings Incorporated	3,890	237,113
Havas SA	14,292	72,680
Hot Telecommunication System Limited	1,224	13,499
Informa plc	43,588	300,538
Interpublic Group of Companies Incorporated	322,183	3,775,985
Ipsos	1,688	61,699
ITV plc	282,936	386,881
JC Decaux SA	5,375	149,166
John Wiley & Sons Incorporated	101,149	4,592,165
Jupiter Telecommunications Company Limited	309	301,055
Kabel Deutschland Holding AG †	8,320	499,589
Kadokawa Group Holdings Incorporated	3,300	103,275
Lagardere SCA	8,823	264,250
Lamar Advertising Company †«	114,638	3,748,663
Liberty Global Incorporated Series A †	99,048	4,970,229
Liberty Global Incorporated Series C †	86,551	4,150,120
Liberty Media Corporation †	79,902	7,182,391
Live Nation Incorporated †«	320,055	2,982,913
M6 Metropole Television	2,718	47,655
McGraw-Hill Companies Incorporated	35,900	1,670,786
Mediaset SpA	43,712	129,520
Meredith Corporation «	71,300	2,345,770
Modern Times Group B Shares †	4,115	201,247
Morningstar Incorporated	19,104	1,143,756
Naspers Limited	68,763	3,816,409
New York Times Company Class A †	252,068	1,661,128
News Corporation Class A	215,204	4,276,103
News Corporation Class B	50,518	1,025,010
Nielsen Holdings NV †	52,081	1,535,869
Nippon Television Network Corporation	740	109,421
Omnicom Group Incorporated	34,300	1,695,792
PagesJaunes SA	5,117	18,134
Pearson plc	63,602	1,213,201
Premiere AG †	17,170	47,307
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	23,446

The accompanying notes are an integral part of these financial statements.

158	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Media (continued)
Publicis Groupe	10,430	$570,634
Publishing & Broadcasting Limited	41,433	124,862
Quebecor Incorporated	3,441	125,858
REA Group Limited †	14,191	208,502
Reed Elsevier NV-Netherlands	60,964	752,362
Reed Elsevier plc-United Kingdom	91,118	798,003
Regal Entertainment Group Class A «	153,193	2,117,127
Rightmove plc	6,926	159,329
RTL Group †	1,962	199,969
Sanoma Oyj	4,610	60,283
Schibsted ASA	5,025	164,971
Scholastic Corporation	45,100	1,378,707
Scripps Networks Interactive Incorporated	59,664	2,696,813
Seat Pagine Gialle SpA †	259	14
SES FDR	26,852	647,705
Shaw Communications Incorporated Class B	33,000	677,376
Shochiku Company Limited †	18,000	168,286
Singapore Press Holdings Limited	289,000	875,793
SKY Network Television Limited	17,723	73,945
Sky Perfect JSAT Holdings Incorporated	468	218,484
Societe Television Francaise 1	10,997	131,422
Star Publications Limited †	33,600	36,679
Sun TV Network Limited †	10,107	64,125
Television Broadcasts Limited	39,000	248,646
Ten Network Holdings Limited †	104,097	89,869
Thomson Corporation	34,752	1,008,368
Time Warner Cable Incorporated	36,524	2,897,814
Time Warner Incorporated «	117,479	4,371,394
Toei Company Limited	16,000	78,730
Toho Company Limited Tokyo	20,400	360,620
Tokyo Broadcasting System Incorporated	5,700	80,637
Torstar Corporation	11,855	116,459
TV Asahi Corporation	9	15,013
TVN SA	16,466	57,612
United Business Media Limited	19,504	180,899
Valassis Communications Incorporated †	92,100	2,300,658
Viacom Incorporated Class B	64,863	3,088,776
Virgin Media Incorporated «	202,800	5,110,560
Vivendi SA	98,892	2,123,871
Vodacom Group Proprietary Limited	99,782	1,374,801
Walt Disney Company	202,608	8,507,510
West Australian Newspapers Holding Limited	91,749	390,633
Wolters Kluwer NV	31,589	588,152
WPP plc	101,272	1,294,548
Yell Group plc †	98,003	6,954
Yellow Media Incorporated	45,019	5,687
Zee Entertainment Enterprises Limited †	102,539	266,024
Zenrin Company Limited	5,000	50,437

		146,390,104

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	159

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Multiline Retail: 0.76%
Aeon Company (m) Berhad	9,700	$28,561
Big Lots Incorporated †	129,237	5,667,042
Canadian Tire Corporation Limited	7,500	476,249
David Jones Limited	75,930	219,864
Debenhams plc	63,852	74,968
Dillard’s Incorporated «	66,409	4,060,246
Dollar General Corporation †	26,800	1,127,208
Dollar Tree Incorporated †	82,992	7,345,622
Dollarama Incorporated	4,058	176,314
Don Quijote Company Limited	9,000	310,776
Far Eastern Department Stores Company Limited †	169,853	234,302
Foschini Limited	26,316	414,080
Fuji Company Limited †	3,300	74,777
Golden Eagle Retail Group Limited	71,000	175,390
H2O Retailing Corporation	16,000	120,064
Harvey Norman Holdings Limited †	97,512	216,474
Hyundai Department Store Company Limited †	2,862	427,231
Intime Department Store Group Company Limited	180,000	223,950
Isetan Mitsukoshi Holdings Limited	70,000	787,920
Izumi Company Limited	10,400	175,785
J Front Retailing Company Limited	73,800	372,223
JCPenney Company Incorporated	102,900	4,074,840
Lifestyle International Holdings Limited	79,000	216,440
Lotte Shopping Company Limited †	1,895	638,598
Macy’s Incorporated	49,512	1,879,971
Marks & Spencer Group plc	132,920	767,609
Marui Company Limited	40,900	333,077
Matsuya Company Limited	4,900	37,192
Metro Holdings Limited †	163,200	86,777
Myer Holdings Limited	86,996	209,923
New World Department Store China Limited	150,000	94,570
Next plc	12,984	572,385
Nordstrom Incorporated	113,200	6,069,784
Pantaloon Retail India Limited †	16,821	64,765
Parco Company Limited	3,200	31,099
Parkson Holdings Berhad	56,800	106,376
Parkson Retail Group Limited	171,000	203,272
PCD Stores Limited	556,000	107,527
Pinault-Printempts-Redoute SA	6,058	1,029,869
Robinson Department Store PCL	188,400	286,351
Ryohin Keikaku Company Limited	3,600	171,386
SACI Falabella †	187,514	1,864,003
Saks Incorporated †«	234,292	2,729,502
Sears Canada Incorporated †	655	8,076
Sears Holdings Corporation †«	32,901	2,291,884
Stockmann Oyj ABP	1,375	32,333
Takashimaya Company Limited	41,000	314,221
Target Corporation	70,300	3,985,307
The Daiei Incorporated †	2,400	8,532
Warehouse Group Limited	10,254	21,648

The accompanying notes are an integral part of these financial statements.

160	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Multiline Retail (continued)
Woolworths Holdings Limited	111,354	$668,840

		51,615,203

Specialty Retail: 2.02%
ABC-Mart Incorporated	2,900	102,137
Abercrombie & Fitch Company Class A	60,600	2,774,874
Advance Auto Parts Incorporated	50,596	4,319,381
Aeropostale Incorporated †	157,800	2,835,666
Alpen Company Limited	700	12,676
American Eagle Outfitters Incorporated	130,202	1,893,137
Ann Incorporated †	101,334	2,420,869
AOKI Holdings Incorporated	3,300	53,545
Aoyama Trading Company Limited	9,000	167,622
Autobacs Seven Company Limited	3,600	171,829
AutoNation Incorporated †	23,379	796,756
AutoZone Incorporated †	6,200	2,321,776
Bed Bath & Beyond Incorporated †	51,200	3,058,688
Belle International Holdings Limited	714,000	1,180,150
Best Buy Company Incorporated «	36,300	896,610
Best Denki Company Limited	8,000	21,552
Carpetright plc †	2,534	26,768
Carphone Warehouse Group plc	20,849	56,553
Cato Corporation «	54,037	1,464,943
Chico’s FAS Incorporated	325,495	4,885,680
Children’s Place Retail Stores Incorporated †«	50,698	2,572,924
Chiyoda Company Limited	8,400	152,107
Chow Sang Sang Holdings International Limited	56,000	153,065
Cocokara Fine Incorporated	7,400	208,281
Collective Brands Incorporated †«	122,100	2,200,242
DCM Japan Holdings Company Limited	13,300	94,895
Delek Automotive Systems Limited	1,187	8,476
Dick’s Sporting Goods Incorporated «	65,607	2,936,569
Dickson Concepts International Limited	36,000	20,794
Douglas Holding AG	1,280	59,005
DSG International plc †	172,361	40,939
Dufry Group REG	1,409	170,382
Edion Corporation	14,400	104,338
Esprit Holdings Limited	192,491	431,828
Fast Retailing Company Limited	12,000	2,484,438
Fielmann AG	776	75,172
Foot Locker Incorporated	103,135	3,008,448
Fourlis Holdings SA	1,820	3,176
Game Group plc	12,093	947
Gamestop Corporation Class A «	93,700	2,134,486
Gap Incorporated	38,400	897,024
GEO Company Limited	102	116,317
Giordano International Limited	338,000	272,799
GOME Electrical Appliances Holding Limited	2,195,000	670,709
Grupo Elektra SA de CV †	13,574	1,177,572
Guess? Incorporated	41,900	1,451,835

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	161

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Specialty Retail (continued)
Gulliver International Company Limited †	560	$21,803
Halfords Group	10,381	52,320
Hengdeli Holdings Limited	360,000	155,489
Hennes & Mauritz AB Class B	78,022	2,804,019
Hikari Tsushin Incorporated	2,700	76,360
HMV Group plc	6,422	439
Home Depot Incorporated	185,630	8,830,419
Hotai Motor Company Limited †	100,000	678,664
Industria de Diseno Textil SA	18,576	1,715,339
IT City Public Company Limited	172,900	62,842
JB Hi-Fi Limited	13,916	170,136
Joshin Denki Company Limited †	5,000	53,574
Jumbo SA	3,484	17,128
K’s Holdings Corporation †	7,500	250,123
Keiyo Company Limited †	2,000	12,818
Kesa Electricals plc	21,336	25,305
Kingfisher plc	188,814	853,692
Komeri Company Limited	5,000	144,360
Limited Brands	31,800	1,479,654
Lowe’s Companies Incorporated	146,400	4,154,832
Luk Fook Holdings International Limited	40,000	152,652
Men’s Wearhouse Incorporated	100,642	3,897,865
Mr Price Group Limited	37,374	443,894
Nafco Company Limited †	1,400	25,368
Nishimatsuya Chain Company Limited	8,400	68,097
Nitori Company Limited	7,600	642,293
O’Reilly Automotive Incorporated †	87,506	7,569,269
Office Depot Incorporated †«	542,600	1,790,580
Osim International Limited	17,515	16,946
Paris Miki Incorporated †	3,500	26,307
Point Incorporated	2,680	100,718
Pou Sheng International Holdings Limited †	282,000	40,357
Praktiker Bau Und Heimwerkermaerkte AG	3,061	8,483
Premier Investments Limited †	6,871	38,318
Radioshack Corporation «	190,508	1,350,702
Reitman’s Canada Limited Class A	2,386	35,955
Rent-A-Center Incorporated	117,682	4,168,296
Right On Company Limited †	1,000	7,209
RONA Incorporated	10,259	97,152
Ross Stores Incorporated	159,798	8,522,027
Sa Sa International Holdings Limited	112,000	68,157
Sally Beauty Holdings Incorporated †«	277,040	6,593,552
Sanrio Company Limited	8,300	339,494
Shimachu Company Limited	6,800	150,739
Shimamura Company Limited	3,800	415,574
Signet Jewelers Limited	59,800	2,804,620
Signet Jewelers Limited-United Kingdom Exchange	1,261	59,020
Staples Incorporated	83,700	1,227,042
Super Cheap Auto Group Limited	11,459	86,270
Tiffany & Company	86,700	5,636,367

The accompanying notes are an integral part of these financial statements.

162	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Specialty Retail (continued)
TJX Companies Incorporated	150,800	$5,520,788
Tractor Supply Company	50,775	4,339,739
Truworths International Limited	82,515	887,877
Ulta Salon Cosmetics & Fragrance Incorporated †	33,300	2,771,892
United Arrows Limited	4,100	81,657
Urban Outfitters Incorporated †	89,413	2,538,435
USS Company Limited	5,220	511,148
Valora Holding AG	366	94,706
WH Smith Public Limited Corporation	7,923	67,057
Xebio Company Limited	4,100	97,141
Yamada Denki Company Limited	14,050	910,856

		136,671,915

Textiles, Apparel & Luxury Goods: 1.17%
Adidas-Salomon AG	18,611	1,462,434
ANTA Sports Products Limited	127,000	141,144
ASICS Corporation	24,000	282,839
Atsugi Company Limited †	8,000	10,235
Benetton Group SpA	1,225	7,573
Billabong International Limited	30,189	99,719
Bosideng International Holdings Limited	500,000	156,004
Burberry Group plc	34,498	774,946
China Dongxiang Group Company	272,000	51,902
China Hongxing Sports Limited †(a)(i)	37,000	2,845
Christian Dior SA	4,809	746,098
Coach Incorporated	58,386	4,369,608
Compagnie Financiere Richemont SA	41,749	2,563,454
Daidoh Limited	1,200	10,511
Daiwabo Company Limited	29,000	65,285
Deckers Outdoor Corporation †	26,798	2,003,418
Descente Limited †	3,000	15,426
Far Eastern Textile Company Limited †	713,389	916,126
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited †	111,000	111,204
Fossil Incorporated †	37,149	4,531,435
Geox SpA	950	3,377
Gildan Activewear Incorporated	10,931	273,206
Gunze Limited	19,000	58,900
Hanesbrands Incorporated †	188,658	5,420,144
Hermes International	789	294,384
Iconix Brand Group Incorporated †«	141,500	2,569,640
Indorama Ventures PCL	398,233	529,618
Jaybharat Textiles & Real Estate Limited †(a)	15,488	38,294
Jones Group Incorporated	170,600	1,680,410
Kurabo Industries Limited	19,000	38,566
Li Ning Company Limited	79,500	95,529
LPP SA	207	161,690
Luxottica Group SpA	10,398	375,562
LVMH Moet Hennessy Louis Vuitton SA	21,294	3,583,129
Ng2 SA †	3,479	60,077

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	163

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Nike Incorporated Class B	76,300	$8,234,296
Nisshinbo Industries Incorporated	22,000	209,202
Onward Kashiyama Company Limited	20,000	157,461
Pandora AS	4,743	60,388
Peak Sport Products Limited	198,000	59,991
Ports Design Limited	33,000	52,503
Pou Chen Corporation †	390,600	346,804
Prime Success International Group Limited	130,000	163,418
Puma AG Rudolf Dassler Sport	229	79,462
PVH Corporation	43,103	3,664,186
Ralph Lauren Corporation	41,818	7,265,041
Ruentex Industries Limited †	93,549	192,533
Sanyo Shokai Limited †	5,000	13,409
Seiko Holdings Corporation Class C	12,000	26,424
Seiren Company Limited	20,900	129,581
Shenzhou International Group Holdings Limited	38,000	68,394
Stella International	82,000	189,031
Steven Madden Limited †	76,900	3,320,542
Swatch Group AG	2,460	1,115,389
Swatch Group AG - Bearer Shares	4,179	332,121
Tainan Spinning Company Limited †	342,495	160,785
Texwinca Holdings Limited	100,000	125,061
The Japan Wool Textile Company Limited	13,000	95,793
Titan Industries Limited	90,683	422,608
Tod’s SpA	810	83,365
Toyobo Company Limited	116,000	166,958
Trinity Limited	202,000	159,648
TSI Holdings Company Limited	11,000	66,576
Under Armour Incorporated †	77,498	6,915,922
Unitika Limited	168,000	103,334
VF Corporation	17,129	2,501,690
Wacoal Corporation	21,000	262,209
Warnaco Group Incorporated †«	84,518	4,962,052
Wolverine World Wide Incorporated	95,540	3,643,896
Xtep International Holdings Limited	154,500	55,775
Yue Yuen Industrial Holdings Limited	98,500	339,077

		79,249,657

Consumer Staples: 7.03%

Beverages: 1.36%
Anadolu Efes Biracilik Ve Malt Sanayii AS †	34,632	524,637
Anheuser-Busch InBev NV VVPR Strip †	6,960	19
Asahi Breweries Limited	72,200	1,579,181
Britvic plc	18,843	113,854
Brown-Forman Corporation Class A	12,022	955,388
Brown-Forman Corporation Class B	61,014	4,981,793
C&C Group plc	16,715	81,617
Carlsberg AS	9,143	719,755
Carlsberg Brewery Malaysia Berhad	27,300	94,782

The accompanying notes are an integral part of these financial statements.

164	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Beverages (continued)
Cia Cervecerias Unidas SA	16,040	$231,048
Cia de Bebidas das Americas †	41,695	1,411,159
Coca-Cola Amatil Limited	77,910	1,002,655
Coca-Cola Central Japan Company Limited	4,200	53,320
Coca-Cola Company	249,533	17,432,375
Coca-Cola Enterprises Incorporated	37,600	1,086,640
Coca-Cola Hellenic Bottling Company SA	15,391	289,126
Coca-Cola Icecek Uretim AS	8,224	105,779
Coca-Cola West Japan Company Limited	11,400	193,810
Constellation Brands Incorporated Class A †	124,583	2,720,893
Cott Corporation †	4,300	28,161
David Campari-Milano SpA	14,156	105,899
Diageo plc	207,554	4,964,522
Dr Pepper Snapple Group Incorporated «	147,340	5,606,287
Fomento Economico Mexicano Sab de CV	344,900	2,536,282
Fraser & Neave Holdings	12,000	71,708
Guinness Anchor Berhad	25,100	109,936
Heineken Holding NV	9,870	440,518
Heineken NV	19,537	1,031,535
Hite Jinro Company Limited	11,446	255,782
InBev NA	59,332	3,985,600
ITO EN Limited	8,400	139,501
Kirin Brewery Company Limited	152,000	1,787,575
Lotte Chilsung Beverage Company Limited †	132	148,197
Mikuni Coca-Cola Bottling Company Limited †	1,300	11,051
Molson Coors Brewing Company	106,072	4,660,804
Monster Beverage Corporation †	101,586	5,809,703
PepsiCo Incorporated	315,663	19,867,829
Pernod-Ricard SA	17,648	1,825,975
Remy Cointreau SA	1,106	108,348
SABMiller plc	77,170	3,127,560
San Miguel Corporation	192,260	508,137
Sapporo Holdings Limited	53,000	196,248
Takara Holdings Incorporated	30,000	190,429
Thai Beverage Public Company Limited	1,311,000	314,476
Treasury Wine Estates Limited	82,358	343,584
Tsingtao Brewery Company Limited	44,000	237,694
United Spirits Limited †	12,258	143,214
Yomeishu Seizo Company Limited	1,000	9,829

		92,144,215

Food & Staples Retailing: 1.55%
Aeon Company Limited	116,100	1,473,923
Ain Pharmaciez Incorporated †	4,400	198,917
Alimentation Couche Tard Incorporated	11,643	358,780
Alliance Global Group Incorporated	608,400	162,790
ARCS Company Limited	3,800	68,997
Axfood AB	450	16,948
Big C Supercenter PCL ADR †	109,000	552,833
Bim Birlesik Magazalar AS	17,365	610,500

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	165

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food & Staples Retailing (continued)
Booker Group plc	194,495	$232,221
C.P. Seven Eleven PCL	415,400	909,309
Carrefour SA	48,762	1,222,652
Casey’s General Stores Incorporated	78,410	4,016,944
Casino Guichard Perrachon SA	4,446	433,119
Cawachi Limited	2,100	44,175
Cencosud SA	262,104	1,704,209
China Resources Enterprise Limited	202,000	756,569
Circle K Sunkus Company Limited	6,100	133,046
Colruyt SA	4,210	165,016
Cosmos Pharmaceutical Corporation	4,000	175,913
Costco Wholesale Corporation	87,527	7,532,574
CVS Corporation	157,500	7,103,250
Dairy Farm International Holdings Limited	42,300	433,998
Delhaize Group	7,511	412,835
Distribuidora Internacional SA	40,032	195,738
E Mart Company Limited	3,716	901,825
Empire Company Limited	2,672	153,901
Eurocash SA	9,166	94,644
FamilyMart Company Limited	9,800	382,163
Fu Ji Food & Catering Services Holdings Limited †(a)	16,692	0
George Weston Limited	5,500	354,864
Guyenne et Gascogne SA †	109	12,004
Heiwado Company Limited †	4,400	56,617
Inageya Company Limited †	5,500	63,464
Izumiya Company Limited	5,000	25,157
J Sainsbury plc	98,543	467,651
Jeronimo Martins	17,162	316,908
Kasumi Company Limited †	10,000	64,707
Kato Sangyo Company Limited	3,500	66,995
Kesko Oyj A Shares	1,500	50,461
Kesko Oyj B Shares	4,110	138,153
Koninklijke Ahold NV	92,686	1,281,780
Kroger Company	66,800	1,589,172
Lawson Incorporated	11,200	658,580
Life Corporation †	4,000	69,923
Loblaw Companies Limited	6,900	242,122
Magnit OJSC GDR	35,000	874,552
Massmart Holdings Limited	18,353	429,754
Matsumotokiyoshi Holdings Company Limited	5,600	115,389
Metcash Limited	142,566	648,275
Metro AG	9,448	374,102
Metro Incorporated	7,679	397,823
Ministop Company Limited	500	9,036
Olam International Limited	271,718	517,082
Pick’n Pay Stores Limited †	59,313	340,073
President Chain Store Corporation	96,032	507,993
Rallye SA †	328	11,956
Rite Aid Corporation †	1,183,380	1,822,405
Ryoshoku Limited	3,100	80,503

The accompanying notes are an integral part of these financial statements.

166	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food & Staples Retailing (continued)
Safeway Incorporated «	235,716	$5,056,108
Seven & I Holdings Company Limited	128,780	3,558,124
Shinsegae Company Limited †	1,065	249,894
Shoppers Drug Mart Corporation	18,000	764,607
Shoprite Holdings Limited	67,586	1,223,610
Siam Makro plc	12,000	120,535
Sligro Food Group NV	1,429	44,236
Sugi Pharmacy Company Limited	5,300	143,763
Sun Art Retail Group Limited	249,500	333,902
Sundrug Company Limited	5,400	154,912
Super-Sol Limited	1,882	6,594
SUPERVALU Incorporated «	414,415	2,706,130
Sysco Corporation	72,348	2,128,478
Tesco plc	635,080	3,193,713
The Jean Coutu Group PJC Incorporated	5,911	75,392
The Maruetsu Incorporated	2,000	7,455
Tsuruha Holdings Incorporated	2,000	102,473
United Natural Foods Incorporated †«	95,479	4,346,204
UNY Company Limited	25,800	256,762
Valor Company Limited †	6,300	93,543
Wal-Mart de Mexico SAB de CV	1,051,210	3,272,036
Wal-Mart Stores Incorporated	212,143	12,533,408
Walgreen Company	101,800	3,375,688
Wesfarmers Limited	151,809	4,737,702
Whole Foods Market Incorporated	106,121	8,568,210
William Morrison Supermarkets plc	199,397	919,940
Woolworths Limited	187,085	5,078,183
Yaoko Company Limited	1,000	32,095

		105,118,987

Food Products: 2.02%
Ajinomoto Company Incorporated	116,000	1,367,056
Alicorp SA	101,849	249,100
Archer-Daniels-Midland Company	72,200	2,252,640
Ariake Japan Company Limited	5,600	110,774
Aryzta AG	9,603	476,594
Asia Food & Properties Limited †	85,000	23,788
Asiatic Development Berhad	46,000	142,814
Associated British Foods plc	31,650	603,217
Astra Agro Lestari TBK PT	45,000	111,253
Australian Agricultural Company Limited †	33,938	49,318
Barry Callebaut AG	115	112,623
BRF Brasil Foods SA	122,300	2,556,745
Bunge Limited «	97,945	6,593,657
Campbell Soup Company «	22,600	753,032
Chaoda Modern Agriculture Limited	277,776	2,507
Charoen Pokphand Foods plc †	445,500	533,599
Charoen Pokphand Indonesia TBK PT	1,503,500	445,883
China Agri-Industries Holdings Limited	309,000	233,059
China Fishery Group Limited †	18,461	17,271

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	167

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
China Green Holdings Limited	48,000	$18,628
China Huiyuan Juice Group	21,500	8,177
China Mengniu Dairy Company	161,000	456,667
China Yurun Food Group Limited	182,000	276,419
CJ Cheiljedang Corporation	1,434	412,104
ConAgra Foods Incorporated	51,914	1,362,743
CSM NV	3,316	62,425
Dairy Crest Group plc	6,886	35,341
Danone SA	48,876	3,306,665
Dean Foods Company †	353,100	4,329,006
Diamond Foods Incorporated «	42,300	1,011,816
Dydo Drinco Incorporated	1,200	47,607
East Asiatic Company Limited AS †	250	6,989
Ebro Puleva SA	5,982	120,225
Ezaki Glico Company Limited	11,000	122,057
Flowers Foods Incorporated «	269,300	5,154,402
Fresh del Monte Produce Incorporated	76,150	1,710,329
Fuji Oil Company Limited	10,200	140,157
Fujicco Company Limited †	4,000	50,535
Futuris Corporation Limited	36,531	9,207
General Mills Incorporated	75,300	2,884,743
GlaxoSmithKline Consumer Healthcare Limited †	5,201	274,965
Golden Agri-Resources Limited	1,126,045	657,269
Goodman Fielder Limited	268,842	190,291
Grain Corporation Limited	27,160	230,692
Green Mountain Coffee Roasters Incorporated †«	82,892	5,385,493
Greggs plc	7,664	66,694
Grupo Bimbo Sab de CV	409,900	919,316
H.J. Heinz Company	39,100	2,060,961
Hain Celestial Group Incorporated †	70,433	2,876,484
Hokuto Corporation	2,600	55,173
Hormel Foods Corporation «	101,000	2,875,470
House Foods Corporation	12,600	219,016
Indofood Agri Resources Limited	39,000	50,362
Indofood CBP Sukses Makmur TBK PT	384,000	240,532
Indofood Sukses Makmur TBK PT	658,424	372,280
IOI Corporation Berhad	522,446	941,816
Itoham Foods Incorporated	29,000	114,516
J-Oil Mills Incorporated	5,000	14,639
JBS SA †	149,723	636,470
JM Smucker Company	77,198	5,814,553
Kagome Company Limited	10,900	213,468
Kernel Holding SA †	6,205	145,804
Kerry Group plc Class-A Ireland Exchange	7,676	327,255
Kerry Group plc Class-A London Exchange	7,400	317,658
Khon Kaen Sugar Industry PCL	23,320	11,019
Kikkoman Corporation	33,000	363,735
Kraft Foods Incorporated Class A	192,564	7,330,911
Kuala Lumpur Kepong Berhad	72,800	569,179
Kulim (Malaysia) Berhad †	67,600	102,229

The accompanying notes are an integral part of these financial statements.

168	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
Lancaster Colony Corporation «	39,569	$2,578,712
Lindt & Spruengli AG	7	254,637
Lindt & Spruengli AG - Participation Certificate	58	177,904
Lotte Confectionery Company Limited †	152	245,787
Maple Leaf Foods Incorporated	14,491	165,641
Marine Harvest	170,186	91,344
Marudai Food Company Limited	35,000	136,487
Maruha Nichiro Holdings Incorporated	66,000	116,103
McCormick & Company Incorporated	79,681	4,019,906
Mead Johnson & Company	41,820	3,251,505
Megmilk Snow Brand Company Limited	6,900	123,672
Meiji Holdings Company Limited	14,200	601,784
Meito Sangyo Company Limited	600	7,477
Mitsui Sugar Company Limited	4,000	13,876
Morinaga & Company Limited	36,000	85,472
Morinaga Milk Industry Company Limited	33,000	122,192
Nakamuraya Company Limited	2,000	10,210
Nestle India Limited †	5,741	516,959
Nestle Malaysia Berhad	7,000	130,396
Nestle SA	270,047	16,506,686
Nestle SA ADR	15	919
Nichirei Corporation	39,000	183,750
Nippon Beet Sugar Manufacturing Company Limited †	6,000	14,393
Nippon Flour Mills Company Limited	17,000	77,796
Nippon Meat Packers Incorporated	30,000	385,656
Nippon Suisan Kaisha Limited	41,400	143,110
Nisshin Seifun Group Incorporated	33,500	400,566
Nissin Food Products Company Limited	17,300	649,096
Nong Shim Company Limited †	901	195,305
Nutreco Holding NV	2,522	189,037
Orion Corporation †	533	338,269
Osem Investment Limited †	3,453	49,863
Peoples Food Holdings Limited	21,000	10,662
Post Holdings Incorporated	57,037	1,776,132
PP London Sumatra Indonesia TBK PT	664,500	195,225
PPB Group Berhad †	81,000	465,098
Premier Foods plc †	96,960	18,125
QP Corporation	16,600	228,712
Ralcorp Holdings Incorporated †	36,400	2,715,440
Ridley Corporation Limited	11,389	14,107
Riken Vitamin Company Limited †	2,000	59,417
Sakata Seed Corporation	5,700	79,095
Saputo Incorporated	10,904	452,272
Showa Sangyo Company Limited †	12,000	38,233
Shree Renuka Sugars Limited †	50,603	39,029
Smithfield Foods Incorporated †	102,976	2,412,728
Standard Foods Corporation †	46,000	163,526
Strauss Group Limited †	1,291	14,102
Suedzucker AG	5,793	167,828
Synear Food Holdings Limited	16,000	1,663

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	169

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
Tata Tea Limited	52,710	$135,028
Tate & Lyle plc	37,294	413,834
Thai Union Frozen Products PCL	30,870	70,634
The Nisshin Oillio Group Limited	12,000	50,191
Tiger Brands Limited	26,192	908,288
Tingyi (Cayman Islands) Holding Corporation	250,000	742,954
Toyo Suisan Kaisha Limited	13,000	333,756
TreeHouse Foods Incorporated †«	71,223	4,102,445
Tyson Foods Incorporated Class A	204,709	3,871,047
Uni-President China Holdings Limited	90,000	58,598
Uni-President Enterprises Corporation	922,293	1,413,434
Unilever NV CVA-Netherlands	129,302	4,294,666
Unilever plc ADR	104,481	3,375,904
United Plantations Berhad †	11,000	88,646
Universal Robina Corporation	238,100	295,154
Viscofan SA	2,096	86,986
Vitasoy International Holdings Limited	188,000	149,795
Viterra Incorporated	27,928	302,016
Want Want China Holdings Limited	1,059,000	1,054,057
Wei Chuan Food Corporation †	54,000	64,570
Wilmar International Limited	326,930	1,335,795
Yakult Honsha Company Limited	18,500	571,682
Yamazaki Baking Company Limited	30,000	403,740

		136,298,546

Household Products: 0.89%
Church & Dwight Company Incorporated	98,488	4,701,817
Clorox Company	91,100	6,159,271
Henkel AG & Company KGaA	11,153	608,705
Hindustan Unilever Limited †	191,670	1,486,899
Kimberly-Clark Corporation	46,716	3,404,662
Kimberly-Clark de Mexico SAB de CV	42,900	239,068
LG Household & Health Care Limited Class H †	1,227	563,747
Lion Corporation	35,000	198,917
Pigeon Corporation	2,400	84,409
Procter & Gamble Company	561,982	37,945,025
PZ Cussons plc	18,713	92,289
Reckitt Benckiser Group	48,748	2,698,851
Uni-Charm Corporation	22,600	1,169,061
Unilever Indonesia TBK PT	256,000	546,341

		59,899,062

Personal Products: 0.47%
Aderans Company Limited	2,700	32,550
Amorepacific Corporation	496	454,889
Atrium Innovations Incorporated †	734	8,961
Avon Products Incorporated	290,600	5,431,314
BaWang International Group Holding Limited †	82,000	12,475
Beiersdorf AG	10,132	634,581
Colgate-Palmolive Company	90,358	8,419,558

The accompanying notes are an integral part of these financial statements.

170	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Personal Products (continued)
Colgate-Palmolive Company India Limited †	12,054	$257,891
Dabur India Limited †	74,434	158,026
Dr. Ci Labo Company Limited	44	205,413
Emami Limited	6,659	51,624
Estee Lauder Companies Incorporated Class A	47,120	2,758,405
FANCL Corporation	7,300	96,178
Godrej Consumer Products Limited	12,716	116,885
Hengan International Group Company Limited	128,000	1,162,631
Herbalife Limited	81,416	5,390,553
Kao Corporation	77,100	1,971,840
Kobayashi Pharmaceutical Company Limited	3,800	183,713
Kose Corporation	4,900	109,585
L’Oreal SA	19,004	2,167,561
Mandom Corporation	3,200	78,691
Marico Limited †	70,088	224,951
Milbon Company Limited	1,700	48,915
Natura Cosmeticos SA	22,300	525,798
Oriflame Cosmetics SA	2,947	101,948
Pola Orbis Holdings Incorporated	6,900	179,439
Shiseido Company Limited	60,600	1,051,871

		31,836,246

Tobacco: 0.74%
Altria Group Incorporated	244,780	7,367,878
British American Tobacco Malaysia Berhad †	18,400	320,641
British American Tobacco plc	161,895	8,182,642
Eastern Company †	2,662	45,023
Gudang Garam TBK PT	91,500	575,679
Imperial Tobacco Group plc	81,142	3,215,602
ITC Limited †	589,955	2,499,575
Japan Tobacco Incorporated	718	3,815,672
KT&G Corporation	21,867	1,430,793
Lorillard Incorporated	15,525	2,035,017
Philip Morris International Incorporated	209,950	17,535,024
Reynolds American Incorporated	39,162	1,642,063
Souza Cruz SA †	66,500	995,612
Swedish Match AB	16,500	630,146

		50,291,367

Energy: 8.65%

Energy Equipment & Services: 1.66%
Aban Offshore Limited †	2,949	29,791
Acergy SA	19,579	470,437
Aker ASA Class A	309	10,172
Aker Kvaerner ASA	10,061	174,511
AMEC plc	31,672	557,280
Baker Hughes Incorporated	87,644	4,406,740
Bourbon SA	2,085	75,682
BW Offshore Limited	23,262	34,127

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	171

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Calfrac Well Services Limited	1,959	$64,010
Cameron International Corporation †	50,438	2,809,901
Carbo Ceramics Incorporated «	14,300	1,310,595
Compagnie Generale de Geophysique Veritas †	10,633	328,517
Compagnie Generale de Geophysique Veritas ADR †«	689	21,001
Core Laboratories NV	32,384	3,939,837
Dresser Rand Group Incorporated †	51,141	2,685,925
Dril-Quip Incorporated †«	71,510	5,004,985
Enerflex Limited	4,043	49,524
Ensign Energy Services Incorporated	8,678	154,624
Ezra Holdings Limited †	71,000	70,963
FMC Technologies Incorporated †«	163,204	8,230,378
Fred Olsen Energy ASA	1,236	51,966
Fugro NV	5,546	407,278
GCL-Poly Energy Holdings Limited †	1,111,000	382,451
Halliburton Company	1	37
Helix Energy Solutions Group Incorporated †	192,095	3,695,908
Hong Kong Energy Holdings Limited †	15,871	726
Indiabulls Infrastructure and Power Limited (a)(i)	128,891	21,975
John Wood Group plc	24,112	290,767
Kencana Petroleum Berhad †	259,900	276,776
Key Energy Services Incorporated †«	290,573	4,957,175
KNM Group Berhad †	89,275	28,462
Lufkin Industries Incorporated «	60,300	4,802,292
Modec Incorporated	500	10,370
Mullen Group Limited	6,400	141,849
Nabors Industries Limited †	200,800	4,373,424
Noble Corporation	28,900	1,161,202
Oceaneering International Incorporated	75,568	4,101,075
Oil States International Incorporated †	104,140	8,458,251
Parker Drilling Company †	220,265	1,394,277
Pason Systems Incorporated	10,745	157,790
Patterson-UTI Energy Incorporated	102,879	1,997,910
Petrofac Limited	16,647	421,356
Petroleum Geo-Services ASA †	19,980	304,558
Precision Drilling Corporation †	20,412	247,143
Prosafe ASA	11,150	97,748
Saipem SpA	20,731	1,048,728
SapuraCrest Petroleum Berhad †	170,300	282,554
Savanna Energy Services Corporation †	11,539	90,148
SBM Offshore NV	10,807	196,103
Schlumberger Limited	272,505	21,149,113
Schoeller-Bleckmann Oilfield Equipment AG	1,839	166,117
Seacor Holdings Incorporated †	44,770	4,426,858
Seadrill Limited	26,312	1,090,724
ShawCor Limited Class A	4,528	146,532
Shinko Plantech Company Limited	4,000	35,133
Superior Energy Services Incorporated †	110,347	3,237,581
Technip SA	8,673	946,704
Tecnicas Reunidas SA	2,168	87,317

The accompanying notes are an integral part of these financial statements.

172	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Tenaris SA	35,094	$682,633
Tetra Technologies Incorporated †	149,793	1,361,618
TGS Nopec Geophysical Company ASA	7,087	204,772
Tidewater Incorporated «	34,340	2,043,230
Toyo Kanetsu K. K. †	6,000	13,950
Transocean Limited	65,268	3,481,395
Trican Well Service Limited	8,245	151,076
Trinidad Drilling Limited	7,400	57,961
Weatherford International Limited †	146,139	2,335,301
WorleyParsons Limited	34,247	1,078,708

		112,526,022

Oil, Gas & Consumable Fuels: 6.99%
Adaro Energy TBK PT	4,031,000	858,040
Advantage Oil & Gas Limited †	8,522	32,987
AET&D Holdings No. 1 Limited (a)	20,314	0
Afren plc †	100,824	214,616
Alliance Oil Company Limited †	11,923	149,740
Alpha Natural Resources Incorporated †	154,332	2,864,402
Altagas Limited	11,048	341,897
Anadarko Petroleum Corporation	100,600	8,462,472
AOC Holdings Incorporated	2,300	15,364
Aquila Resources Limited †	23,944	131,732
ARC Resources Limited	22,440	579,455
Arch Coal Incorporated «	149,771	2,032,392
Aston Resources Limited †	33,043	342,321
Aurora Oil and Gas Limited †	85,102	296,620
Australian Worldwide Exploration Limited	77,909	143,294
Bankers Petroleum Limited †	23,555	116,174
Banpu PCL	14,200	307,788
Bayan Resources Group	170,500	342,134
Baytex Energy Corporation	8,949	517,522
Beach Petroleum Limited	206,282	346,221
Berry Petroleum Company Class A «	102,000	5,503,920
BG Group plc	269,107	6,496,757
Bharat Petroleum Corporation Limited †	25,109	339,287
Bill Barrett Corporation †«	84,800	2,478,704
Birchcliff Energy Limited †	4,522	50,547
Blackpearl Resources Incorporated †	33,021	147,175
Bonavista Energy Corporation	11,545	268,366
BP plc	1,532,958	12,008,567
Brightoil Petroleum Holdings Limited	514,000	149,769
Bumi Resources TBK PT	3,584,858	973,714
Cabot Oil & Gas Corporation	142,562	4,972,563
Cairn Energy plc	48,349	264,751
Caltex Australia Limited	22,940	338,524
Cameco Corporation	33,400	820,274
Canadian Natural Resources Limited	86,454	3,209,314
Canadian Oil Sands Limited	38,130	910,619
Carrizo Oil & Gas Incorporated †«	70,146	1,976,013

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	173

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Celtic Exploration Limited †	11,766	$215,592
Cenovus Energy Incorporated	60,171	2,338,852
Chesapeake Energy Corporation «	74,032	1,850,800
Chevron Corporation	238,923	26,071,278
China Coal Energy Company	742,962	953,105
China Petroleum & Chemical Corporation	3,078,000	3,527,942
China Shenhua Energy Company Limited	623,500	2,881,885
Cimarex Energy Company	59,298	4,783,570
CNOOC Limited	2,753,000	6,317,965
CNPC (Hong Kong) Limited	494,000	833,078
Coal India Limited	114,259	779,833
Comstock Resources Incorporated †	92,602	1,484,410
Concho Resources Incorporated †	71,128	7,599,316
Connacher Oil and Gas Limited †	22,597	24,665
ConocoPhillips	148,367	11,357,494
Consol Energy Incorporated	153,421	5,495,540
Continental Resources Incorporated †«	41,943	3,803,391
Corridor Resources Incorporated †	1,363	1,102
Cosmo Oil Company Limited	101,000	294,464
Crescent Point Energy Corporation	22,103	1,046,567
Crew Energy Incorporated †	7,839	104,895
CVR Energy Incorporated	170,600	4,642,026
Dart Energy Limited †	34,277	14,520
Denison Mines Corporation †	51,265	100,515
Devon Energy Corporation	45,100	3,306,281
DNO ASA †	102,500	192,002
Dragon Oil plc	12,082	111,068
El Paso Corporation	88,572	2,463,187
Enbridge Incorporated	56,000	2,159,745
Encana Corporation	58,334	1,188,553
Energy Resources of Australia Limited	13,099	17,701
Enerplus Corporation	13,847	335,032
ENI SpA	210,880	4,863,336
ENI SpA ADR	9,439	436,082
EnQuest plc - Sweden Exchange †	15,154	30,460
EnQuest plc - United Kingdom Exchange †	32,662	65,888
EOG Resources Incorporated	54,248	6,176,677
ERG SpA	2,269	24,637
Essar Energy plc	28,005	46,736
Essar Oil Limited †	207,514	258,493
Esso Thailand PCL	26,300	11,644
Establissements Maurel et Prom	5,783	109,676
EXCO Resources Incorporated «	105,400	751,502
Extract Resources Limited †	10,481	96,667
Exxon Mobil Corporation	569,931	49,299,032
Fairborne Energy Limited †	1,661	4,381
Forest Oil Corporation †	220,498	2,851,039
Formosa Petrochemical Corporation †	417,590	1,376,530
Frontline Limited	6,300	34,716
Galp Energia SGPS SA	20,077	350,139

The accompanying notes are an integral part of these financial statements.

174	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gazprom ADR «	1,484,671	$19,597,657
Golar LNG Limited	2,733	116,862
Goodrich Petroleum Corporation †«	3,776	60,152
Gran Tierra Energy Incorporated †	23,505	136,595
Grupa Lotos SA †	10,126	91,515
GS Holdings Corporation †	9,321	538,235
Guide Exploration Limited Class A †	1,079	2,715
Gulf Keystone Petroleum Limited †	88,919	494,053
Harum Energy TBK PT	262,000	255,610
Hellenic Petroleum SA †	2,590	18,979
Heritage Oil plc †	26,070	75,733
Hess Corporation	35,100	2,278,692
Hindustan Petroleum Corporation Limited	24,627	157,581
Hunting plc	13,249	173,471
Husky Energy Incorporated	22,200	599,733
Idemitsu Kosan Company Limited	5,400	556,674
Imperial Oil Limited	21,200	1,013,238
Indian Oil Corporation Limited †	87,132	504,551
Indika Energy TBK PT †	202,500	59,493
Indo Tambangraya Megah TBK PT	86,500	415,718
Inpex Holdings Incorporated	427	3,030,865
IRPC PCL	974,221	152,579
Itochu Enex Company Limited	6,000	35,355
Ivanhoe Energy Incorporated †	8,964	8,154
Japan Petroleum Exploration Company	4,900	237,797
JX Holdings Incorporated †	368,600	2,312,535
Karoon Gas Australia Limited †	31,102	201,466
Keyera Corporation	7,024	299,573
Kinder Morgan Incorporated «	76,549	2,697,587
Linc Energy Limited †	27,942	44,650
Lukoil ADR	127,893	8,208,531
Lundin Petroleum AB †	18,089	422,099
Mangalore Refinery & Petrochemicals Limited †	21,310	30,893
Marathon Oil Corporation	88,061	2,984,387
Marathon Petroleum Corporation	41,100	1,707,705
Maurel & Prom Nigeria †	5,783	15,795
MOL Hungarian Oil & Gas plc	8,765	757,051
Mongolia Energy Company Limited †	277,000	28,928
Motor Oil (Hellas) Corinth Refineries SA	681	4,809
Murphy Oil Corporation	22,200	1,419,468
NAL Energy Corporation	16,758	129,396
Neste Oil Oyj Limited	6,080	74,888
New Hope Corporation Limited	33,755	206,705
New Zealand Oil & Gas Limited	18,285	11,291
Nexen Incorporated	43,700	890,827
Niko Resource Limited	2,237	105,695
Nippon Gas Company Limited †	3,300	51,719
Noble Energy Incorporated	36,297	3,544,402
Novatek Oao Spons GDR	20,000	2,732,432
NuVista Energy Limited	3,905	15,747

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	175

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum Incorporated †	47,200	$1,513,704
Occidental Petroleum Corporation	166,462	17,373,639
OGX Petroleo e Gas Participacoes SA †	592,900	5,869,442
Oil & Natural Gas Corporation Limited	436,099	2,608,942
Oil India Limited	9,382	245,596
Oil Refineries Limited †	37,539	20,482
Oil Search Limited	177,785	1,327,033
OMV AG	14,891	554,111
Origin Energy Limited	170,396	2,487,109
Overseas Shipholding Group Incorporated «	48,781	431,712
PA Resources AB †	20,295	5,674
Pace Oil & Gas Limited †	1,571	8,907
Pacific Rubiales Energy Corporation	16,207	470,592
Paladin Energy Limited †	189,449	379,937
Patriot Coal Corporation †«	170,200	1,230,546
Paz Oil Company Limited	173	22,740
Peabody Energy Corporation	56,174	1,959,349
Pembina Pipeline Corporation	13,555	384,546
Pengrowth Energy Corporation	28,104	286,593
Penn West Petroleum Limited	34,970	763,759
PetroBakken Energy Limited	6,200	100,884
Petrobank Energy & Resources Limited †	6,135	97,657
Petrobras Energia SA	1,769	25,651
PetroChina Company Limited	3,870,000	5,857,740
Petroleo Brasileiro SA	605,645	9,063,955
Petrominerales Limited	3,768	70,337
Petronas Dagangan Berhad †	45,300	274,628
Petronet LNG Limited †	48,131	165,576
Petroplus Holdings AG	4,002	3,185
Peyto Exploration & Development Corporation	13,213	246,780
Pioneer Natural Resources Company	83,000	9,100,120
Polish Oil & Gas	224,672	263,966
Polski Koncern Naftowy Orlen SA	52,837	605,771
Premier Oil plc †	62,107	435,339
Progress Energy Resources Corporation	18,972	207,658
Provident Energy Limited	18,355	220,753
PTT Exploration & Production PCL ADR	174,300	1,062,559
PTT PCL	127,200	1,525,643
QEP Resources Incorporated	119,149	4,067,747
Questerre Energy Corporation †(a)	8,414	6,162
Quicksilver Resources Incorporated †«	236,800	1,311,872
Range Resources Corporation	109,245	6,956,722
Reliance Industries Limited †	299,716	5,019,219
Reliance Industries Limited GDR 144A	2,006	65,997
Repsol YPF SA	63,561	1,657,232
Roc Oil Company Limited †	8,115	3,568
Rosetta Resources Incorporated †	104,500	5,333,680
Rosneft OJSC GDR †	296,730	2,295,325
Royal Dutch Shell plc A Shares - Netherlands Exchange	17,298	631,348
Royal Dutch Shell plc A Shares - United Kingdom Exchange	278,345	10,125,058

The accompanying notes are an integral part of these financial statements.

176	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc B Shares	219,248	$8,125,335
S-Oil Corporation †	7,021	787,625
SandRidge Energy Incorporated †«	255,550	2,215,619
Santos Limited	149,576	2,313,153
Saras SpA	12,269	17,212
Sasol Limited	90,593	4,822,132
Shell Refining Company Berhad (Malaysia) †	14,200	45,982
Showa Shell Sekiyu KK	26,200	176,622
Silverbirch Energy Corporation †	1,901	18,387
Sinanen Company Limited †	2,000	9,448
SK Energy Company Limited	10,842	1,797,753
SM Energy Company	44,300	3,487,296
SOCO International plc †	10,172	54,665
Southern Union Company	77,413	3,401,527
Southwestern Energy Company †	67,513	2,231,980
Spectra Energy Corporation «	72,812	2,284,841
Statoil ASA	85,466	2,446,517
Storm Resources Limited †	281	852
Straits Asia Resources Limited	119,000	253,100
Suncor Energy Incorporated	130,887	4,711,906
Surgutneftegaz	215,716	1,460,397
Surgutneftegaz ADR «	623,060	6,472,659
Talisman Energy Incorporated	81,100	1,114,720
Tambang Batubara Bukit Asam TBK PT	116,000	266,851
Tatneft Sponsored ADR	45,000	1,798,650
Teekay Corporation	6,800	195,840
Thai Oil PCL	104,800	263,169
Tonengeneral Sekiyu KK	43,000	397,786
Total SA	181,798	10,170,372
TransCanada Corporation	59,300	2,611,250
Transglobe Energy Corporation †	11,093	128,930
Tullow Oil plc	72,115	1,692,234
Tupras Turkiye Petrol Rafinerileri AS	21,595	533,301
Ultra Petroleum Corporation †«	105,585	2,635,402
Uranium One Incorporated †	49,462	162,466
Valero Energy Corporation	65,551	1,605,344
Veresen Incorporated	12,300	189,575
Vermilion Energy Incorporated	7,094	348,803
Whitehaven Coal Limited	50,779	305,509
Williams Companies Incorporated	67,700	2,022,876
Woodside Petroleum Limited	92,877	3,709,327
World Fuel Services Corporation «	142,782	5,948,298
WPX Energy Incorporated	128,938	2,341,514
Yanzhou Coal Mining Company Limited	334,000	837,132

		472,759,532

Financials: 19.02%

Capital Markets: 1.21%
3I Group plc	77,072	232,353
Aberdeen Asset Management plc	83,965	321,527

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	177

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Capital Markets (continued)
Affiliated Managers Group Incorporated †	35,686	$3,796,634
AGF Management Limited	6,067	93,999
Allied Properties (H.K.) Limited †	297,208	42,917
Ameriprise Financial Incorporated	28,304	1,578,231
Apollo Investment Corporation	1	7
Ashmore Group plc	22,335	137,085
Asia Plus Securities PCL †	636,000	52,536
Azimut Holding SpA	6,204	57,942
Bank of New York Mellon Corporation	153,156	3,386,279
Bank Sarasin & Cie AG	1,790	55,499
BinckBank NV	15,559	173,504
BlackRock Incorporated	12,274	2,442,526
Brewin Dolphin Limited	8,704	21,615
Canaccord Financial Incorporated	5,064	47,034
Capital Securities Corporation †	362,713	160,405
CI Financial Corporation	14,903	331,362
Close Brothers Group plc	13,950	163,674
Credit Suisse Group	87,367	2,347,620
Daewoo Securities Company Limited †	41,552	518,135
Daiwa Securities Group Incorporated	287,000	1,189,802
Deutsche Bank AG	74,651	3,486,482
Dundee Corporation Class A †	3,983	97,658
Eaton Vance Corporation «	78,600	2,264,466
EFG International	1,432	13,343
Egyptian Financial Group-Hermes Holding †	44,708	109,792
Eurazeo	2,066	97,852
Federated Investors Incorporated Class B «	74,114	1,518,596
Franklin Resources Incorporated	31,540	3,718,251
Fuhwa Financial Holdings Company Limited †	1,774,763	1,047,494
GCA Savvian Group Corporation	9	11,913
GMP Capital Incorporated	3,500	32,190
Goldman Sachs Group Incorporated	50,343	5,796,493
Greenhill & Company Incorporated «	59,424	2,612,279
Hargreaves Lansdown plc	12,382	84,369
Henderson Group plc	86,176	163,420
Hyundai Securities Company †	21,587	213,222
ICAP plc	36,161	221,370
Ichiyoshi Securities Company Limited †	1,500	10,352
IGM Financial Incorporated	9,000	415,595
Intermediate Capital Group plc	41,679	179,493
Invesco Limited	310,962	7,702,529
Investec Limited	32,830	215,284
Investec plc	67,150	427,316
IOOF Holdings Limited †	29,956	177,980
Iwai Securities Company Limited †	1,000	4,748
JAFCO Company Limited	6,600	149,148
Janus Capital Group Incorporated	364,396	3,213,973
Julius Baer Group Limited	17,816	698,107
Julius Baer Holding AG	11,915	157,383
Kabu.com Securities Company Limited †	9,400	35,731

The accompanying notes are an integral part of these financial statements.

178	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Capital Markets (continued)
KGI Securities (Thailand) PCL †	848,000	$72,850
Knight Capital Group Incorporated †	196,400	2,602,300
Korea Investment Holdings Company Limited †	4,364	176,514
Legg Mason Incorporated	94,700	2,593,833
Macquarie Group Limited	52,766	1,514,885
Man Group plc	137,925	287,227
Marusan Securities Company Limited	2,000	9,349
Masterlink Securities Corporation †	131,000	48,797
Matsui Securities Company Limited	20,600	128,734
Mediobanca SpA	32,109	209,188
Mirae Asset Securities Company Limited	3,004	107,139
Mito Securities Company Limited	3,000	6,458
MLP AG	1,057	8,940
Monex Beans Holdings Incorporated	172	36,668
Morgan Stanley	154,352	2,861,686
Nomura Holdings Incorporated	553,900	2,555,204
Nomura Holdings Incorporated ADR «	30,500	139,995
Northern Trust Corporation	25,000	1,110,250
Okasan Holdings Incorporated	19,000	77,599
Partners Group	1,488	277,139
Perpetual Trustees Australia Limited	6,677	179,019
Pioneers Holding †	11,002	8,282
Platinum Asset Management Limited	30,681	127,009
Polytec Asset Holdings Limited	100,000	11,475
President Securities Corporation †	150,202	83,542
Rathbone Brothers	710	13,995
Ratos AB B Shares	11,400	147,651
Raymond James Financial Incorporated	67,607	2,391,260
Richemont SA †	1,457	26,012
RMI Holdings	77,231	164,497
Samsung Securities Company Limited †	9,631	524,282
SBI Holdings Incorporated	3,050	294,532
Schroders plc	11,276	277,337
Schroders plc (Non Voting)	4,291	83,694
State Street Corporation	56,400	2,381,772
Stifel Financial Corporation †«	111,352	4,179,041
T. Rowe Price Group Incorporated	52,836	3,254,169
Tokai Tokyo Securities Company Limited	23,000	86,296
Tong Yang Investment Bank †	7,124	34,387
Tullett Prebon plc	11,401	58,168
UOB-Kay Hian Holdings Limited	49,000	64,646
Value Partners Group Limited	67,000	48,029
Verwaltungs-Und Privat-Bank AG	62	5,585
Virtus Investment Partners Incorporated †	1	80
Vontobel Holdings AG	3,142	80,052
Waterland Financial Holdings †	282,238	100,333
Woori Investment & Securities Company Limited †	21,797	273,747

		81,751,162

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	179

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks: 6.88%
77 Bank Limited	50,000	$219,584
Absa Group Limited	107,567	2,283,952
Affin Holdings Berhad	72,100	74,134
Agricultural Bank of China Limited	4,192,000	2,086,217
Agricultural Bank of Greece	342	123
Akbank TAS	267,589	1,073,844
Allahabad Bank †	22,824	90,951
Alpha Bank AE	31,560	55,923
Andhra Bank †	30,160	80,554
Aozora Bank Limited	99,000	286,198
Associated Banc-Corp	338,505	4,481,806
Asya Katilim Bankasi AS †	48,136	50,081
Australia & New Zealand Banking Group Limited	397,328	9,353,215
Axis Bank Limited †	46,984	1,129,064
Banca Carige SpA	33,259	51,046
Banca Monte Dei Paschi di Siena SpA	607,309	324,456
Banca Piccolo Credito Valtellinese Scarl †	9,849	30,994
Banca Popolare dell’Emilia Romagna Scarl †	26,564	223,495
Banca Popolare dell’Etruria e del Lazio †	1,251	2,333
Banca Popolare di Milano Scarl	484,767	317,244
Banca Popolare di Sondrio Scarl †	24,645	202,753
Banco Bilbao Vizcaya Argentaria SA	371,759	3,332,835
Banco BPI SA †	9,694	7,091
Banco Bradesco SA †	91,282	1,416,605
Banco Comercial Portugues SA †	381,266	86,353
Banco Continental Peru †	22,401	53,615
Banco de Brasil SA	227,385	3,661,200
Banco de Chile	4,593,378	732,011
Banco de Credito del Peru †	3,219	8,090
Banco de Credito e Inversiones †	8,230	538,547
Banco de Sabade	163,084	527,982
Banco de Valencia SA †	11,615	3,559
Banco Espanol de Credito SA	3,199	17,091
Banco Espirito Santo SA	47,774	105,594
Banco Itau Holding Financeira SA	140,900	2,600,978
Banco Macro SA	2,243	45,241
Banco Popolare SpA	138,887	255,354
Banco Popular Espanol SA	78,431	321,944
Banco Santander Brasil SA	95,514	1,026,195
Banco Santander Central Hispano SA	687,933	5,707,249
Banco Santander Central Hispano SA ADR «	70,966	589,018
Banco Santander Chile SA †	7,106,082	560,371
BancorpSouth Incorporated	152,673	1,807,648
Bangkok Bank PCL	67,100	430,114
Bangkok Bank PCL (Non Voting)	31,000	198,711
Bank Central Asia TBK PT	2,531,500	2,132,971
Bank CIMB Niaga TBK PT †	220,500	31,046
Bank Handlowy w Warszawie SA	4,008	99,807
Bank Hapoalim Limited	71,656	232,157
Bank Leumi Le-Israel	72,907	211,336

The accompanying notes are an integral part of these financial statements.

180	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
Bank Mandiri Persero TBK PT	1,635,712	$1,169,661
Bank Millennium SA †	60,124	84,418
Bank Negara Indonesia Persero TBK PT †	1,593,000	666,693
Bank of Ayudhya PCL	424,600	354,243
Bank of Baroda †	25,294	415,150
Bank of China Limited	10,875,100	4,739,156
Bank of Communications Limited	1,189,350	982,921
Bank of Cyprus Public Company Limited	115,392	89,936
Bank of East Asia Limited	228,860	922,085
Bank of Greece	900	16,547
Bank of Hawaii Corporation	90,717	4,172,982
Bank of India †	22,645	171,998
Bank of Ireland †	346,365	62,297
Bank of Ireland plc †	786,075	141,384
Bank of Kyoto Limited	53,000	466,822
Bank of Montreal	61,935	3,635,540
Bank of Nova Scotia	86,105	4,642,682
Bank of Queensland Limited	31,159	245,277
Bank of the Philippine Islands	248,841	388,205
Bank of the Ryukyus Limited	3,200	40,625
Bank of Yokohama Limited	229,000	1,104,293
Bank Pekao SA	18,177	905,872
Bank Przemyslowo Handlowy PBK †	309	4,240
Bank Rakyat Indonesia	1,747,500	1,336,779
Bankia SA †	84,853	343,219
Bankinter SA	11,187	69,157
Banque Cantonale Vaudoise Waadtlaender Kantonalbank †	244	128,648
Barclays plc	971,646	3,787,190
BBVA Banco Frances SA	4,348	26,392
BDO Unibank Incorporated	148,766	227,907
Bendigo Bank Limited	56,114	465,187
Berner Kantonalbank AG	648	181,214
BNP Paribas SA	79,654	3,887,815
BNP Paribas SA ADR «	15,636	381,831
BOC Hong Kong Holdings Limited	654,500	1,835,354
BOK Financial Corporation «	17,862	958,832
Branch Banking & Trust Corporation	79,997	2,339,912
BRE Bank SA †	1,988	193,464
Bumiputra Commerce Holdings Berhad †	766,600	1,832,367
Canadian Imperial Bank of Commerce	31,700	2,456,994
Canadian Western Bank	4,739	131,712
Canara Bank †	13,142	136,998
Capital Source Incorporated	533,629	3,601,996
Cathay General Bancorp	153,709	2,511,605
Chang Hwa Commercial Bank †	733,110	448,904
Chiba Bank Limited	134,000	847,287
China Banking Corporation †	11,023	113,698
China Citic Bank	1,725,000	1,134,254
China Construction Bank	10,032,990	8,433,910
China Development Financial Holding Corporation †	1,762,338	597,118

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	181

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
China Merchants Bank Company Limited	717,358	$1,646,292
China Minsheng Banking Corporation Limited	703,400	684,700
China Trust Financial Holding Company Limited †	2,004,348	1,363,688
Chukyo Bank Limited	20,000	55,603
CIT Group Incorporated †	133,142	5,420,211
Citigroup Incorporated	347,679	11,584,664
Comerica Incorporated	131,809	3,913,409
Commerce Bancshares Incorporated «	54,880	2,118,917
Commercial International Bank †	63,090	262,058
Commerzbank AG	268,385	674,376
Commonwealth Bank of Australia	241,919	12,824,423
Corporation Bank †	14,460	138,198
Credicorp Limited	7,821	961,123
Credit Agricole Ile de France	144	9,401
Credit Agricole SA	96,242	616,369
Credito Emiliano SpA	1,169	5,688
Cullen Frost Bankers Incorporated «	38,553	2,177,473
Dah Sing Banking Group Limited	32,000	34,285
Dah Sing Financial Holdings Limited	13,534	53,395
Danske Bank	52,642	948,054
DBS Group Holdings Limited	274,551	3,117,278
Dexia	39,586	14,609
DGB Financial Group Incorporated	22,804	306,778
DnB Nor ASA	75,281	966,367
E.SUN Financial Holding Company Limited †	761,114	416,857
East West Bancorp Incorporated	289,620	6,406,394
EFG Eurobank Ergasias SA	31,520	43,254
EnTie Commercial Bank †	63,977	33,299
Erste Bank Der Oesterreichischen Sparkassen AG	19,896	499,267
Far Eastern International Bank †	222,924	93,277
Federal Bank Limited †	22,890	189,411
FIBI Holdings Limited †	970	11,288
Finansbank AS Turkey †	28,986	67,440
First Financial Holding Company Limited †	988,446	633,835
First Horizon National Corporation	511,412	4,807,273
First Midwest Bancorp Incorporated «	137,906	1,594,193
First Republic Bank †	55,644	1,668,764
FirstMerit Corporation «	210,946	3,385,683
FNB Corporation PA «	263,716	3,109,212
Fukuoka Financial Group Incorporated	122,000	531,283
Fulton Financial Corporation	386,040	3,783,192
Get Bank SA	147,298	85,579
Getin Holding SA †	50,326	38,173
Glacier Bancorp Incorporated	134,466	1,855,631
Greek Postal Savings Bank †	8,178	8,716
Grupo Financiero Banorte SA de CV	341,500	1,382,893
Grupo Financiero Inbursa SA de CV	324,764	639,857
Gunma Bank Limited	76,000	409,497
Hana Financial Group Incorporated	39,054	1,377,175
Hancock Holding Company	152,432	5,175,066

The accompanying notes are an integral part of these financial statements.

182	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
Hang Seng Bank Limited	103,800	$1,453,377
HDFC Bank Limited †	310,248	3,273,398
HDFC Bank Limited ADR «	21,985	755,185
Higashi-Nippon Bank Limited †	24,000	54,619
Hokuhoku Financial Group Incorporated	182,000	351,507
Hong Leong Bank Berhad †	79,560	321,374
Hong Leong Financial Group Berhad †	68,900	277,394
HSBC Holdings plc	1,437,367	12,698,085
Hua Nan Financial Holdings Company Limited †	987,616	586,267
Huntington Bancshares Incorporated	600,496	3,509,899
ICICI Bank Limited †	155,761	2,880,355
ICICI Bank Limited ADR «	16,121	585,192
Indian Bank †	21,174	104,293
Indian Overseas Bank †	27,110	56,422
Indusind Bank Limited †	62,200	396,285
Industrial & Commercial Bank of China Class H	13,228,442	9,704,473
Industrial Bank of Korea †	24,550	285,280
Industrial Development Bank of India Limited †	65,269	143,962
ING Bank Slaski SA †	5,190	146,579
International Bancshares Corporation	114,040	2,164,479
Intesa Sanpaolo	1,127,413	2,194,498
Intesa Sanpaolo RSP	49,378	79,009
Israel Discount Bank Limited †	34,211	42,996
Joyo Bank Limited	145,000	654,632
Jyske Bank †	3,613	129,618
Kansai Urban Banking Corporation	76,000	120,605
Kasikornbank PCL	63,300	310,591
Kasikornbank PCL ADR	145,600	714,409
KB Financial Group Incorporated	67,581	2,488,849
KBC Groep NV	8,999	212,571
KeyCorp	632,950	5,126,895
Kiatnakin Finance †	6,000	6,493
Kiyo Holdings †	71,000	105,683
Komercni Banka AS	2,349	460,037
Korea Exchange Bank †	41,390	301,529
Kredyt Bank SA †	9,511	43,593
Krung Thai Bank PCL ADR	346,900	199,440
Laurentian Bank of Canada	1,861	85,578
Liechtenstein Landesbank	570	25,926
Liu Chong Hing Bank Limited	6,000	10,815
Lloyds TSB Group plc †	3,194,327	1,775,346
Lloyds TSB Group plc ADR †	3,708	8,158
M&T Bank Corporation «	83,821	6,841,470
Malayan Banking Berhad	513,224	1,499,152
Malaysian Plantations Berhad	134,800	174,603
Mega Financial Holding Company Limited †	1,934,120	1,506,713
Metropolitan Bank & Trust Company	132,537	251,093
Mitsubishi UFJ Financial Group Incorporated	2,135,170	11,031,755
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,248
Mitsui Trust Holdings Incorporated	553,000	1,918,391

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	183

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
Miyazaki Bank Limited	15,000	$41,149
Mizuho Financial Group Incorporated	3,629,400	6,072,068
National Australia Bank Limited	332,938	8,451,599
National Bank of Canada	12,900	1,004,934
National Bank of Greece SA	59,464	186,176
National Bank of Greece SA ADR	4,869	15,045
National Penn Bancshares Incorporated «	249,356	2,181,865
National Societe Generale Bank SAE †	7,057	33,619
Natixis	70,899	256,266
Nedbank Group Limited	27,048	578,302
Nishi-Nippon City Bank Limited	119,000	338,160
Nordea Bank AB	216,181	2,084,444
Old National Bancorp «	185,421	2,239,886
Oriental Bank of Commerce †	12,374	71,010
OTP Bank	35,905	663,024
Oversea-Chinese Banking Corporation Limited	420,346	3,018,196
Pacwest Bancorp «	61,138	1,330,974
Park National Corporation «	26,800	1,844,912
Piraeus Bank SA	112,063	70,918
PKO Bank Polski SA	107,130	1,175,676
PNC Financial Services Group	62,487	3,719,226
Popular Incorporated †«	2,001,779	3,803,380
PrivateBancorp Incorporated «	134,000	1,943,000
Prosperity Bancshares Incorporated «	90,300	3,949,722
PT Bank Danamon Indonesia TBK PT	452,234	224,362
PT Bank Pan Indonesia TBK PT †	506,500	49,415
Public Bank Berhad	198,165	903,667
Public Bank Berhad (Foreign Market)	91,000	414,368
Punjab National Bank Limited †	17,505	340,492
Raiffeisen International Bank Holdings	2,580	93,444
Resona Holdings Incorporated	328,000	1,569,590
RHB Capital Berhad	95,038	252,229
Royal Bank of Canada	115,400	6,493,984
Royal Bank of Scotland Group plc †	1,320,814	586,678
Sapporo Holdings	38,900	133,989
Sberbank Sponsored ADR †	264,615	3,629,883
Sberbank Sponsored ADR - Germany Exchange †	124,900	1,727,276
Senshu Ikeda Holdings Incorporated	201,900	295,560
Seven Bank Limited	134,000	293,419
Shiga Bank	35,000	217,001
Shimizu Bank Limited †	1,000	42,010
Shinhan Financial Group Company Limited †	81,309	3,147,047
Shinsei Bank Limited	388,000	501,169
Shizuoka Bank Limited	114,000	1,158,371
Siam Commercial Bank PCL	258,500	1,110,359
Signature Bank †«	93,200	5,532,352
Sinopac Financial Holdings Company Limited †	1,103,494	412,928
Skandinaviska Enskilda Banken AB Class A	141,983	1,062,383
St. Galler Kantonalbank	210	84,724
Standard Bank Group Limited	233,581	3,437,818

The accompanying notes are an integral part of these financial statements.

184	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
Standard Chartered plc	153,405	$3,947,541
State Bank of India Limited †	24,458	1,121,620
State Bank of India Limited GDR 144A	4,768	432,219
Sumitomo Mitsui Financial Group Incorporated	211,884	7,186,175
Sumitomo Mitsui Financial Group Incorporated ADR «	494	3,354
Suruga Bank Limited	33,000	305,683
Susquehanna Bancshares Incorporated «	369,415	3,424,477
SVB Financial Group †«	85,166	5,048,640
Svenska Handelsbanken	41,179	1,382,840
Swedbank AB	73,914	1,264,518
Sydbank AG †	3,160	60,704
Syndicate Bank †	18,615	41,818
Synovus Financial Corporation «	1,429,217	3,029,940
Ta Chong Bank Limited †	315,200	128,671
Taishin Financial Holdings Company Limited †	851,252	347,497
Taiwan Business Bank †	289,088	97,458
Taiwan Cooperative Financial Holdings	662,815	435,172
TCF Financial Corporation «	292,198	3,149,894
The Aichi Bank Limited - Tokai	1,100	65,900
The Akita Bank Limited - Akita	19,000	60,536
The Aomori Bank Limited †	28,000	88,867
The Awa Bank Limited †	49,000	311,637
The Bank of Iwate Limited	2,800	126,239
The Bank of Nagoya Limited	19,000	66,146
The Bank of Okinawa Limited	3,100	128,325
The Bank of Saga Limited †	25,000	66,121
The Chiba Kogyo Bank Limited †	4,700	26,365
The Chugoku Bank Limited	31,000	412,621
The Daisan Bank Limited †	49,000	107,295
The Daishi Bank Limited	39,000	134,334
The Ehime Bank Limited †	27,000	80,379
The Eighteenth Bank Limited †	25,000	78,423
The Fukui Bank Limited	32,000	101,562
The Hachijuni Bank Limited	78,000	457,695
The Higo Bank Limited	31,000	177,328
The Hiroshima Bank Limited	120,000	552,097
The Hokkoku Bank Limited †	48,000	181,277
The Hokuetsu Bank Limited	21,000	44,692
The Hyakugo Bank Limited	36,000	159,872
The Hyakujushi Bank Limited †	45,000	218,108
The Iyo Bank Limited	42,000	380,785
The Juroku Bank Limited	50,000	172,838
The Kagoshima Bank Limited	29,000	185,865
The Kanto Tsukuba Bank Limited	2,400	8,562
The Keiyo Bank Limited	37,000	176,147
The Michinoku Bank Limited †	5,000	10,333
The Mie Bank Limited	4,000	9,743
The Minato Bank Limited	35,000	69,320
The Musashino Bank Limited	4,900	168,537
The Nanto Bank Limited	37,000	180,244

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	185

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
The Ogaki Kyoritsu Bank Limited	51,000	$180,059
The Oita Bank Limited †	23,000	69,037
The San-in Godo Bank Limited	22,000	168,065
The Shikoku Bank Limited	28,000	106,778
The Tochigi Bank Limited	9,000	32,772
The Toho Bank Limited	21,000	74,917
Tisco Financial Group PCL	6,200	7,887
TMB Bank PCL	2,682,765	154,238
Tokyo Tomin Bank Limited	5,300	65,394
Tomony Holdings Incorporated	14,900	70,752
Toronto-Dominion Bank	74,331	6,072,237
Trustmark Corporation «	111,589	2,631,269
Turkiye Garanti Bankasi AS	407,407	1,546,437
Turkiye Halk Bankasi AS	47,994	330,605
Turkiye Is Bankasi	208,720	496,356
Turkiye Vakiflar Bankasi Tao	111,274	197,193
UMB Financial Corporation	67,900	2,828,035
Umpqua Holdings Corporation «	224,261	2,762,896
UniCredit SpA	443,172	2,306,250
Union Bank of India †	27,062	128,739
Unione di Banche SpA	72,120	334,185
United Bankshares Incorporated «	97,093	2,842,883
United Mizrahi Bank Limited	8,324	65,716
United Overseas Bank Limited	197,695	2,853,232
US Bancorp	224,163	6,590,392
Valiant Holding AG †	835	103,925
Valley National Bancorp «	124,342	1,555,518
Webster Financial Corporation	143,341	3,136,301
Wells Fargo & Company (l)	595,220	18,624,434
Westamerica Bancorporation «	57,281	2,712,828
Westpac Banking Corporation	463,496	10,388,899
Wing Hang Bank Limited	28,017	266,039
Woori Finance Holdings Company Limited †	60,990	667,838
Yachiyo Bank Limited	1,200	30,867
Yamagata Bank Limited	26,000	126,658
Yamaguchi Financial Group	40,000	365,113
Yamanashi Chou Bank Limited	27,000	126,215
Yapi Ve Kredi Bankasi AS †	113,689	217,070
Yes Bank Limited †	40,135	282,894

		465,931,846

Consumer Finance: 0.60%
ACOM Company Limited	9,370	196,414
AEON Credit Service Company Limited	12,400	179,082
AIFUL Corporation	2,600	4,510
Allied Group Limited †	6,000	15,162
Capital One Financial Corporation	51,300	2,595,780
Cash America International Incorporated «	57,200	2,652,936
Credit Saison Company Limited	31,326	625,056
Discover Financial Services	62,926	1,888,409

The accompanying notes are an integral part of these financial statements.

186	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Consumer Finance (continued)
Ezcorp Incorporated †	91,900	$2,894,850
International Personal Finance plc	10,488	41,330
Jaccs Company Limited	22,000	74,966
MasterCard Incorporated Class A	21,390	8,983,800
Orient Corporation †	93,000	100,677
ORIX Corporation	16,780	1,616,280
Provident Financial plc	6,542	117,607
Samsung Card Company Limited †	7,397	280,018
Shriram Transport Finance Company Limited †	21,672	242,102
SLM Corporation	351,100	5,533,336
Thanachart Capital PCL	15,516	14,611
Visa Incorporated «	107,911	12,557,603

		40,614,529

Diversified Financial Services: 1.48%
Ackermans & Van Haaren NV	2,400	199,269
African Bank Investments Limited	170,048	889,408
AMMB Holdings Berhad †	250,700	513,033
ASX Limited	26,130	868,157
Ayala Corporation Class A	32,872	308,307
Bajaj Auto Limited †	9,936	163,708
Bank of America Corporation	1,187,366	9,463,307
Banque Nationale de Belgique	10	32,790
BMF Bovespa SA	337,494	2,258,149
Bolsas y Marcados Espanoles	4,820	128,658
BS Financial Group Incorporated	30,381	378,837
Bund Center Investment Limited †	85,000	14,612
Bursa Malaysia Berhad	59,100	145,604
CBOE Holdings Incorporated	178,000	4,907,460
Century Leasing System Incorporated	8,900	175,066
Challenger Financial Services Group Limited	75,312	334,381
China Everbright Limited	144,000	272,917
Corporation Financiera Alba †	549	24,327
Criteria Caixa Corporation SA	53,832	253,962
D.Carnegie & Company AB †(a)	1,000	0
Deutsche Boerse AG	15,821	1,049,067
ECM Libra Berhad †(a)	46,763	0
Exor SpA	2,774	69,740
Fimalac	158	6,420
First Pacific Company Limited	294,800	331,052
FirstRand Limited	419,993	1,336,249
Fubon Financial Holding Company Limited †	1,373,015	1,616,081
Fuyo General Lease Company Limited	3,300	117,930
GIMV NV	1,243	60,727
Groupe Bruxelles Lambert SA	6,064	455,498
Guoco Group Limited	14,000	149,816
Haci Omer Sabanci Holding AS	147,591	637,848
Hellenic Exchanges SA Holding	2,480	10,276
Hitachi Capital Corporation	8,400	129,994
Hong Kong Exchanges & Clearing Limited	149,276	2,782,975

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	187

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Diversified Financial Services (continued)
Hong Leong Singapore Finance Limited †	18,000	$35,406
IBJ Leasing Company Limited	4,600	106,554
IG Group Holdings plc †	23,785	167,402
Indiabulls Financial Services Limited †	38,079	178,352
Industrivarden AB Class A	18,200	290,461
Industrivarden AB Class C †	5,600	84,421
Infrastructure Development Finance Company Limited †	185,282	534,562
ING Groep NV †	328,389	2,912,958
InterContinental Exchange Incorporated †	49,657	6,850,680
Investor AB A Shares	17,400	377,358
Investor AB B Shares	38,261	851,748
Japan Securities Finance Company Limited	9,000	54,029
Jefferies Group Incorporated	103,500	1,730,520
JPMorgan Chase & Company	454,077	17,817,981
Jupiter Fund Management plc	46,400	184,544
K-Green Trust	25,027	19,211
Kinnevik Investment AB	21,989	501,140
Kotak Mahindra Bank Limited	66,268	740,630
Lender Processing Services Incorporated	160,300	3,533,012
London Stock Exchange Group plc	8,884	127,485
Lundbergforetagen AB †	1,700	58,861
Mahindra & Mahindra Financial Services Limited †	5,426	84,069
Marfin Investment Group SA	31,243	17,274
Metro Pacific Investments Corporation †	3,307,000	271,490
Mitsubishi UFJ Securities Company Limited	8,120	346,616
Moody’s Corporation «	131,400	5,073,354
MSCI Incorporated †«	84,049	2,973,654
Mulpha International Berhad †	222,700	32,340
Multi-Purpose Holdings Berhad †	167,870	160,837
NASDAQ Stock Market Incorporated †	91,600	2,412,744
NYSE Euronext (Paris) Incorporated	176,445	5,252,768
OKO Bank	13,266	153,324
Onex Corporation	7,300	268,184
Osaka Securities Exchange Company	48	271,620
Pargesa Holding SA	2,020	149,931
Paychex Incorporated	36,800	1,151,840
PHH Corporation †	110,092	1,499,453
Power Finance Corporation Limited †	49,319	200,305
Reliance Capital Limited †	11,605	95,674
Remgro Limited	79,546	1,409,642
RHJ International †	1,117	6,578
Ricoh Leasing Company Limited	4,800	114,553
RMB Holdings Limited †	184,199	766,275
Rural Electrification Corporation Limited	43,913	193,267
Singapore Exchange Limited	158,000	910,870
SKS Microfinance Limited †	6,165	16,850
SNS Reaal †	4,259	12,029
Societe Generale	61,909	2,000,172
Societe Generale ADR	20,550	131,520
Sofina SA	862	68,194

The accompanying notes are an integral part of these financial statements.

188	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Diversified Financial Services (continued)
TMX Group Incorporated	4,567	$199,398
UBS AG	285,879	3,997,313
VTB Bank OJSC GDR	250,000	1,240,300
Washington H. Soul Pattinson & Company Limited †	17,757	259,753
Western Union Company	74,600	1,303,262

		100,288,393

Insurance: 3.58%
ACE Limited	41,936	3,007,231
Admiral Group plc	14,064	240,972
Aegon NV	163,780	857,542
AFLAC Incorporated	53,000	2,504,250
AIA Group Limited	934,400	3,541,858
Aksigorta AS	15,670	16,303
Alleghany Corporation †«	5,880	1,908,883
Allianz AG	36,742	4,456,041
Allianz AG ADR	5	61
Allied World Assurance Company	25,278	1,667,590
Allstate Corporation	56,427	1,773,501
American Financial Group Incorporated	60,548	2,267,523
American International Group Incorporated †	84,800	2,477,856
American National Insurance Company	10,200	735,420
Amlin plc	46,365	259,200
AMP Limited	461,830	1,986,112
Arch Capital Group Limited †	87,166	3,229,500
Argo Group International Holdings Limited	60,782	1,814,343
Arthur J. Gallagher & Company	73,393	2,504,169
Aspen Insurance Holdings Limited	51,124	1,356,320
Assicurazioni Generali SpA	107,076	1,724,727
Assurant Incorporated	61,699	2,620,357
Assured Guaranty Limited	112,184	1,884,691
Aviva plc	226,162	1,325,148
AXA SA	157,910	2,546,691
Axis Capital Holdings Limited	86,122	2,656,864
Bajaj Finserv	17,911	234,568
Baloise Holding AG	3,758	295,755
Beazley plc	26,836	61,137
Brown & Brown Incorporated	76,555	1,808,995
Cathay Financial Holding Company Limited	1,732,562	2,039,279
Catlin Group Limited	24,473	162,083
China Insurance International Holdings Company Limited †	124,000	289,688
China Life Insurance Company	1,365,000	4,258,915
China Life Insurance Company (Taiwan) †	328,517	341,414
China Pacific Insurance Group Company Limited	217,600	784,137
Chubb Corporation	34,236	2,326,679
Cincinnati Financial Corporation «	101,134	3,556,883
Clal Insurance Enterprise Holdings Limited	832	11,196
CNO Financial Group Incorporated †	441,400	3,275,188
CNP Assurances	7,344	105,867
Dai-Ichi Mutual Life Insurance Company	1,631	2,142,832
Delphi Financial Group Class A	94,728	4,221,080

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	189

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
Delta Lloyd NV	7,273	$134,931
Discovery Holdings Limited	68,229	444,327
Dongbu Insurance Company Limited †	6,370	278,151
Endurance Specialty Holdings Limited	78,578	3,022,110
Euler Hermes SA	728	54,936
Everest Reinsurance Group Limited	29,643	2,604,138
Fairfax Financial Holdings Limited	1,600	661,345
Fidelity National Title Group Incorporated	148,614	2,565,078
First American Financial Corporation	209,349	3,223,975
Fondiaria Sai SpA †	1,751	3,224
Fondiaria Sai SpA RSP †	1,309	979
Fortis	180,320	382,943
Genworth Financial Incorporated †	325,234	2,956,377
Gjensidige Forsikring ASA	12,110	144,946
Great Eastern Holdings Limited	6,000	65,870
Great-West Lifeco Incorporated	20,500	477,149
Grupo Catalana Occidente SA †	2,305	40,229
Hannover Rueckversicherung AG	5,268	292,428
Harel Insurance Investments & Finances Limited	438	13,924
Hartford Financial Services Group Incorporated	299,582	6,204,343
HCC Insurance Holdings Incorporated	76,508	2,336,554
Helvetia Holding AG	366	129,053
Hiscox Limited	29,981	195,557
Horace Mann Educators Corporation	74,536	1,291,709
Hyundai Marine & Fire Insurance Company Limited †	8,230	237,618
Industrial Alliance Insurance & Financial Services Incorporated	7,139	194,664
Insurance Australia Group Limited	311,832	1,106,945
Intact Financial Corporation	9,715	589,115
Jardine Lloyd Thompson Group plc	6,819	76,155
Kemper Corporation	86,591	2,478,234
Korea Life Insurance Company Limited	33,890	221,142
Korea Reinsurance Company †	10,787	140,294
Lancashire Holdings plc	19,049	231,985
Legal & General Group plc	542,930	1,043,407
Liberty Holdings Limited †	40,555	482,647
LIG Insurance Company Limited †	8,650	190,981
Lincoln National Corporation	209,560	5,205,470
Loews Corporation	41,154	1,610,768
LPI Capital Berhad	40,900	184,600
Manulife Financial Corporation	154,600	1,934,355
Mapfre SA	59,378	204,181
Markel Corporation †«	6,999	2,855,242
Marsh & McLennan Companies Incorporated	60,909	1,900,361
Mediolanum SpA	9,857	46,095
Menorah Mivtachim Holdings Limited †	1,664	11,553
Mercury General Corporation	17,722	759,919
MetLife Incorporated	101,026	3,894,552
Migdal Insurance & Financial Holding Limited †	10,202	13,502
Milano Assicurazioni SpA †	8,878	3,373
Millea Holdings Incorporated	121,300	3,349,963

The accompanying notes are an integral part of these financial statements.

190	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
Mitsui Sumitomo Insurance Group Holdings Incorporated	83,600	$1,792,530
Montpelier Re Holdings Limited	122,024	2,104,914
Muenchener Rueckversicherungs-Gesellschaft AG	14,038	2,047,024
New China Life Insurance Company Limited †	92,500	407,271
NIB Holdings Limited	69,823	110,076
NKSJ Holdings Incorporated	69,000	1,617,837
Old Mutual plc - South Africa Exchange	412	1,056
Old Mutual plc - United Kingdom Exchange	478,220	1,210,433
Old Republic International Corporation «	175,785	1,909,025
PartnerRe Limited	44,957	2,852,072
PICC Property & Casualty Company Limited	442,200	623,716
Ping An Insurance Group Company of China Limited	305,500	2,672,465
Platinum Underwriters Holdings Limited	72,902	2,592,395
Power Corporation of Canada	29,400	742,837
Power Financial Corporation	17,200	477,870
Powszechny Zaklad Ubezpieczen SA	9,890	1,069,077
Principal Financial Group Incorporated	199,800	5,526,468
Proassurance Corporation	60,099	5,274,288
Protective Life Corporation «	167,600	4,654,252
Prudential Financial Incorporated	59,562	3,642,812
Prudential plc	203,853	2,310,707
QBE Insurance Group Limited	169,209	2,114,105
Reinsurance Group of America Incorporated	49,139	2,833,846
Renaissancere Holdings Limited	34,462	2,479,886
Resolution Limited	122,078	522,435
RLI Corporation «	34,362	2,407,402
Royal & Sun Alliance Insurance Group plc	336,865	585,759
Sampo Oyj	38,562	1,086,605
Samsung Fire & Marine Insurance Company Limited †	6,393	1,205,768
Samsung Life Insurance Company	14,641	1,194,863
Sanlam Limited	297,959	1,224,052
Santam Limited †	1	22
SCOR Regroupe	14,377	380,504
Selective Insurance Group Incorporated «	105,752	1,816,819
Shin Kong Financial Holding Company Limited †	1,406,264	476,473
Societa Cattolica di Assicurazione Societa Cooperativa †	2,034	43,196
Sony Financial Holdings Incorporated	33,900	620,117
St. James’s Place plc	8,019	47,075
Stancorp Financial Group Incorporated «	88,551	3,520,788
Standard Life plc	177,249	655,616
Storebrand ASA	21,988	105,389
Sun Life Financial Incorporated	45,400	997,979
Suncorp-Metway Limited	198,996	1,745,721
Swiss Life Holding	1,964	226,423
Swiss RE Limited	27,969	1,660,147
T&D Holdings Incorporated	110,800	1,293,507
Taiwan Life Insurance Company Limited †	14,539	9,991
The Hanover Insurance Group Incorporated	91,100	3,718,702
The Travelers Companies Incorporated	47,090	2,729,807
Tong Yang Life Insurance Company	13,010	163,973

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	191

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
Topdanmark AS †	650	$110,422
Torchmark Corporation	69,054	3,344,976
Tower Group Incorporated «	71,300	1,643,465
Transatlantic Holding Incorporated	41,559	2,518,475
TrygVesta AS	1,268	67,940
Unipol SpA	36,511	13,109
UNUM Group	204,853	4,721,862
Validus Holdings Limited	51,847	1,580,815
W.R. Berkley Corporation «	75,012	2,681,679
White Mountain Insurance Group Limited	4,540	2,252,839
Wiener Staedtische Allgemeine Versicherung AG	1,746	77,090
Willis Group Holdings	114,052	4,092,186
Xl Group plc	218,578	4,546,422
Yapi Kredi Sigorta AS	2,204	19,403
Zurich Financial Services AG	11,720	2,951,051
Zurich Financial Services AG ADR	11,963	302,664

		242,200,739

Real Estate Management & Development: 0.89%
Aeon Mall Company Limited	10,400	232,462
Africa Israel Investments Limited	601	2,000
Agile Property Holdings Limited	186,000	250,839
Ascendas India Trust	83,000	52,761
Atrium European Real Estate Limited †	10,857	51,639
Atrium Ljungberg AB	1,011	12,300
Australand Property Group	22,783	64,749
Ayala Land Incorporated	900,600	431,816
Beni Stabili SpA	6,222	3,482
Brookfield Asset Management Incorporated	43,550	1,360,924
Brookfield Properties Corporation «	170,314	2,971,979
Bukit Sembawang Estates Limited †	17,000	61,848
Bumi Serpong Damai PT	2,777,000	354,052
C C Land Holdings Limited	150,000	40,226
CA Immobilien Anlagen AG †	3,951	41,080
Capital & Counties Properties plc	88,641	268,359
CapitaLand Limited	441,500	1,087,291
CapitaMalls Asia Limited	181,000	222,876
Castellum AB	10,574	139,190
Cathay Real Estate Development Company Limited †	260,000	111,002
Cent Pattana Public Company †	53,000	71,799
Cheung Kong Holdings Limited	218,000	3,187,282
China Overseas Land & Investment Limited	644,480	1,351,080
China Resources Land Limited	406,000	776,803
China Vanke Company Limited Class B	80	103
Chinese Estates Holdings Limited	69,696	112,323
City Developments Limited	83,000	738,648
Citycon Oyj	8,904	30,013
Conwert Immobilien Invest SE †	3,761	42,406
Country Garden Holdings Company Limited	794,973	359,758
Daibiru Corporation	5,400	38,064

The accompanying notes are an integral part of these financial statements.

192	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Real Estate Management & Development (continued)
Daikyo Incorporated	29,000	$74,560
Daito Trust Construction Company Limited	12,100	1,065,765
Daiwa House Industry Company Limited	93,000	1,200,111
DB Realty Limited †	11,179	18,590
Deutsche Euroshop AG	2,135	73,529
DLF Limited	56,613	261,637
Echo Investment †	26,597	34,768
Elbit Imaging Limited †	816	2,040
Evergrande Real Estate Group Limited	607,000	385,822
Fabege AB	7,000	62,946
Far East Consortium	132,317	25,760
Farglory Land Development Company Limited †	49,000	104,348
First Capital Realty Incorporated	3,689	66,774
FirstService Corporation †	2,138	68,973
FKP Property Group	91,602	54,031
Forest City Enterprises Incorporated †«	261,381	3,821,390
Franshion Properties China Limited	544,000	145,185
Future Mall Management Limited †	504	374
Gagfah SA	956	5,403
Gazit Globe Limited	4,376	43,147
Global Logistic Properties Limited †	388,000	676,320
Globe Trade Centre SA †	23,012	65,066
Glorious Property Holdings Limited	691,000	143,435
Goldcrest Company Limited	1,440	27,847
Grainger plc	7,612	13,309
Great Eagle Holdings Limited	30,478	88,610
Greentown China Holdings Limited	56,000	42,598
Guocoland Limited †	42,554	65,329
Hang Lung Group Limited	128,000	868,054
Hang Lung Properties Limited	333,000	1,260,095
Heiwa Real Estate Company Limited	50,500	131,701
Heliopolis Housing †	1,417	4,001
Henderson Land Development Company Limited	165,732	1,040,606
Highwealth Construction Corporation †	111,000	207,681
HKC Holdings Limited	197,170	9,787
HKR International Limited	33,600	13,473
Hong Kong Land Holdings Limited	202,000	1,117,060
Hopewell Holdings	85,000	259,180
Hopson Development Holdings Limited	56,000	45,414
Housing Development & Infrastructure Limited †	33,352	77,817
Howard Hughes Corporation †	53,062	2,947,594
Huaku Development Company Limited †	61,114	160,082
Huang Hsiang Construction Company †	20,000	38,645
Hufvudstaden AB	5,000	55,503
Hulic Company Limited	17,300	214,521
Hysan Development Company Limited	91,224	398,124
IGB Corporation Berhad	149,784	143,509
IJM Land Berhad †	40,400	28,997
Immoeast AG (a)	15,082	0
Immofinanz AG †	87,053	304,681

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	193

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Real Estate Management & Development (continued)
Immofinanz AG Entitlement Shares (a)	19,870	$0
Indiabulls Real Estate Limited †	43,692	66,505
Interchina Holdings Company †	960,000	95,304
IVG Immobilien AG	4,150	12,053
Jones Lang Lasalle Incorporated	31,855	2,593,316
K Wah International Holdings Limited	150,750	54,810
Kenedix Incorporated †	127	23,185
Keppel Land Limited	88,467	241,920
Kerry Properties Limited	86,553	410,659
KLCC Property Holdings Berhad	29,000	32,916
Kowloon Development Company Limited	45,000	49,199
Kungsleden	18,987	141,754
KWG Property Holding Limited	171,500	104,366
Land and Houses PCL †	380,700	86,794
Lend Lease Corporation Limited	79,930	642,050
Leopalace21 Corporation	12,200	29,716
Lippo Karawaci TBK PT	4,995,500	387,677
Longfor Properties Company Limited	162,500	235,908
Medinet Nasr Housing †	2,809	8,785
Megaworld Corporation	2,758,000	113,532
MI Developments Incorporated	8,300	310,878
Midland Holdings Limited	56,000	35,162
Mitsubishi Estate Company Limited	207,189	3,746,683
Mitsui Fudosan Company Limited	130,000	2,465,986
Mobimo Holding AG	799	191,647
New World China Land Limited	252,000	68,879
New World Development Limited	540,839	744,715
Nomura Real Estate Holding Incorporated	11,100	192,260
NTT Urban Development Corporation	162	129,935
Palm Hills Developments SAE †	46,809	17,464
Peet Limited †	21,691	17,680
Poly Hong Kong Investments Limited	346,000	220,817
Prelios SpA †	11,055	1,981
Prince Housing & Development Corporation †	180,000	146,959
PSP Swiss Property AG	3,653	316,968
Radium Life Tech Company Limitied †	71,026	66,083
Renhe Commercial Holdings Company Limited	1,212,000	145,324
Robinsons Land Company †	372,100	137,509
Ruentex Development Company Limited †	130,211	173,417
Savills plc	10,369	59,897
Shimao Property Holding Limited	207,000	270,086
Shoei Company Limited	1,300	5,485
Shui On Land Limited	281,508	121,950
Singapore Land Limited	14,000	63,919
Sino Land Company	415,541	741,483
Sino-Ocean Land Holdings Limited	616,832	358,669
SM Prime Holdings Incorporated	965,563	369,468
SOHO China Limited	249,000	181,705
SP Setia Berhad	120,975	159,119
Sumitomo Real Estate Sales Company Limited	360	15,899

The accompanying notes are an integral part of these financial statements.

194	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Real Estate Management & Development (continued)
Sumitomo Realty & Development Company Limited	78,000	$1,819,264
Sun Hung Kai Properties Limited	219,070	3,372,393
Sun Hung Kai Properties Limited ADR	3,148	48,038
Suruga Corporation †(a)	600	0
Swire Pacific Limited A Shares	111,000	1,262,242
Swire Pacific Limited B Shares	152,500	336,215
Swiss Prime Site AG	4,348	339,545
TA Global Berhad	34,080	3,470
Talaat Moustafa Group †	108,625	85,917
The Sankei Building Company Limited	1,600	14,664
Tian An China Investment	7,097	3,614
TOC Company Limited	13,900	71,817
Tokyo Tatemono Company Limited	70,000	285,029
Tokyu Land Corporation	60,000	288,596
Tokyu Livable Incorporated	600	5,683
UEM Land Holdings Berhad †	413,675	319,008
Unitech Limited †	203,870	134,568
United Energy Group Limited †	1,044,000	172,291
United Industrial Corporation Limited †	40,000	88,914
UOL Group Limited	72,000	270,004
Wharf Holdings Limited	241,500	1,511,671
Wheelock & Company	124,000	426,059
Wheelock Properties (Singapore) Limited †	39,000	51,141
Wing Tai Holdings Limited	51,000	51,993
Yanlord Land Group Limited	61,000	67,309

		60,271,267

REITs: 4.03%
Abacus Property Group	30,689	63,521
Advance Residence Investment Corporation	128	236,979
Alexandria Real Estate Equities Incorporated	42,559	3,051,055
American Campus Communities Incorporated	132,759	5,463,033
American Capital Agency Corporation «	147,600	4,532,796
American Tower Corporation	80,502	5,037,815
AMP NZ Office Trust	80,730	58,608
ANF Immobilier	43	1,666
Annaly Capital Management Incorporated	108,953	1,810,799
Ardent Leisure Group	51,379	64,469
Ascendas REIT	222,000	365,666
AvalonBay Communities Incorporated «	18,600	2,411,862
Babcock & Brown Japan Property Trust	1,780	3,932
Befimmo S.C.A. Sicafi †	897	57,543
BioMed Realty Trust Incorporated	290,986	5,359,962
Blife Investment Corporation	22	138,836
Boardwalk REIT	1,855	104,331
Boston Properties Incorporated	29,389	2,984,453
Brandywine Realty Trust «	263,220	2,845,408
BRE Properties Incorporated «	152,455	7,383,396
British Land Company plc	76,726	574,064
Bunnings Warehouse Property Trust †	61,514	120,067

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	195

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

REITs (continued)
Calloway REIT	3,667	$100,287
Camden Property Trust	49,500	3,069,000
Canadian Apartment Properties	740	17,224
Canadian REIT	1,306	50,474
CapitaCommerical Trust	248,464	235,421
CapitaMall Trust	318,636	458,597
Cathay No.1 REIT †	400,000	203,429
CBL & Associates Properties Incorporated «	275,468	4,856,501
CDL Hospitality Trusts	83,000	113,817
CFS Retail Property Trust	252,209	481,457
Champion REIT	178,653	79,696
Charter Hall Group †	33,586	77,442
Chimera Investment Corporation	683,673	2,098,876
Cofinimmo SA †	1,851	223,181
Colonial Properties Trust «	175,216	3,595,432
Commonwealth Property Office Fund	368,764	385,594
Commonwealth REIT	160,712	2,989,243
Corio NV	4,116	197,799
Cousins Properties Incorporated	7	52
Cromwell Group	223,785	173,999
DA Office Investment Corporation	24	63,004
DB RREEF Trust	663,216	636,583
DCT Industrial Trust Incorporated «	480,820	2,721,441
DDR Corporation	443,989	6,273,565
Derwent Valley Holdings plc	7,928	213,154
DiamondRock Hospitality «	329,433	3,281,153
Digital Reality Trust Incorporated «	72,122	5,228,845
Douglas Emmett Incorporated	246,440	5,192,491
Duke Realty Corporation «	167,800	2,329,064
DuPont Fabros Technology Incorporated «	120,800	2,766,320
EastGroup Properties Incorporated «	52,975	2,552,865
Emlak Konut GYO AS	155,837	206,678
Entertainment Properties Trust «	90,100	4,099,550
Equity Lifestyle Properties Incorporated	78,425	5,216,047
Equity Residential	60,200	3,424,778
Essex Property Trust Incorporated «	23,209	3,249,028
Eurocommercial Properties NV	1,763	63,431
Extra Space Storage Incorporated «	185,700	4,896,909
Federal Realty Investment Trust	43,101	4,109,680
Fonciere des Regions	1,621	117,529
Franklin Street Properties Corporation	144,048	1,485,135
Frontier Real Estate Investment Corporation	32	261,779
Fukuoka REIT Corporation †	14	92,311
Gecina SA	1,286	123,497
Global One Real Estate Investment Corporation	14	102,817
Golden Land Property Development PCL †	273,900	38,010
Goodman Property Trust †	92,530	77,212
GPT Group	304,105	1,017,549
Great Portland Estates plc	28,410	159,592
H&R REIT	6,468	154,403

The accompanying notes are an integral part of these financial statements.

196	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

REITs (continued)
Hammerson plc	56,591	$352,740
Hankyu REIT Incorporated †	3	13,932
Hatteras Financial Corporation «	150,087	4,274,478
HCP Incorporated «	47,004	1,856,658
Health Care REIT Incorporated «	127,902	6,962,985
Healthcare Realty Trust Incorporated «	154,882	3,201,411
Heiwa Real Estate REIT Incorporated †	82	46,250
Home Properties Incorporated «	97,105	5,596,161
Hospitality Properties Trust «	241,521	5,972,814
ICADE	1,312	108,707
ING Office Fund	311,606	208,864
ING Property Trust (a)	30,724	21,664
Inmuebles Carso SAB de CV †	62,977	52,819
Invesco Mortgage Capital Incorporated	231,500	3,965,595
Japan Excellent Incorporated †	23	111,619
Japan Logistics Fund Incorporated	17	142,416
Japan Prime Realty Investment Corporation	103	272,673
Japan Real Estate Investment Corporation	89	786,099
Japan Retail Fund Investment Corporation	280	419,191
K-REIT Asia	131,000	96,890
Kenedix Realty Investment	35	120,556
Kilroy Realty Corporation «	139,095	6,097,925
Kimco Realty Corporation «	270,580	4,973,260
Kiwi Income Property Trust	146,979	124,486
Klepierre	5,983	190,032
Land Securities Group plc	66,193	710,819
Lexington Corporate Properties Trust «	267,558	2,314,377
Liberty International plc	53,384	282,557
Liberty Property Trust	76,232	2,585,789
Macerich Company	90,528	4,887,607
Mack-Cali Realty Corporation	57,908	1,656,169
Macquaire Office Trust	66,416	217,957
Macquarie Countrywide Trust †	30,315	102,086
Macquarie Goodman Group	1,190,276	880,793
Macquarie MEAG Prime REIT	132,000	64,383
Mapletree Logistics Trust	191,680	137,938
Mercialys SA	3,326	115,389
MFA Mortgage Investments Incorporated «	706,243	5,155,574
MID REIT Incorporated	22	57,348
Mid-America Apartment Communities Incorporated	72,750	4,537,418
Mirvac Group	603,654	776,867
Mori Hills REIT Corporation †	52	187,876
Mori Trust Sogo REIT Incorporated	22	201,353
National Retail Properties Incorporated «	184,054	4,905,039
Nippon Accommodations Fund Incorporated	25	162,689
Nippon Building Fund Incorporated	84	804,970
Nomura Real Estate Office Fund	43	248,881
Omega Healthcare Investors Incorporated «	198,874	4,051,063
ORIX JREIT Incorporated	41	191,659
Parkway Life REIT	33,000	47,231

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	197

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

REITs (continued)
Piedmont Office Realty Trust Incorporated «	114,900	$2,024,538
Plum Creek Timber Company «	108,400	4,244,944
Post Properties Incorporated	99,446	4,342,807
Premier Investment Company †	14	50,754
Prologis Incorporated	52,716	1,774,421
Public Storage Incorporated Class D	28,797	3,860,814
Realty Income Corporation «	93,951	3,465,852
Redwood Trust Incorporated	136,471	1,578,969
Regency Centers Corporation	61,883	2,647,974
RioCan REIT	11,888	325,840
Segro plc	49,078	183,484
Senior Housing Properties Trust	315,689	6,755,745
Shaftesbury plc	17,198	134,065
Silic Ste Immobiliere de Location Pour L’industrie et le Commerce †	577	60,000
Simon Property Group Incorporated	59,186	8,018,519
Stockland Australia	349,888	1,189,503
Sunstone Hotel Investors Incorporated †	230,046	2,065,813
Suntec REIT	278,000	273,410
Taubman Centers Incorporated «	116,373	8,037,883
The Link REIT	359,681	1,349,465
Tokyu REIT Incorporated	24	131,677
Top REIT Incorporated	21	110,567
Unibail-Rodamco SA	8,057	1,556,479
United Urban Investment Corporation	354	389,317
Vastned Retail NV	983	43,939
Vornado Realty Trust	37,800	3,089,394
Washington REIT	128,975	3,820,240
Weingarten Realty Investors «	79,614	1,982,389
Wereldhave NV	1,053	78,703
Westfield Group	337,088	3,177,675
Westfield Retail Trust	424,205	1,141,897
Weyerhaeuser Company	61,200	1,278,468

		272,671,804

Thrifts & Mortgage Finance: 0.35%
Astoria Financial Corporation «	172,708	1,516,376
Capitol Federal Financial Incorporated	122,915	1,436,876
First Niagara Financial Group Incorporated	204,945	1,959,274
Genworth MI Canada Incorporated	2,068	45,270
Home Capital Group Incorporated	2,379	118,776
Housing Development Finance Corporation	268,174	3,628,639
Hudson City Bancorp Incorporated	324,661	2,223,928
LIC Housing Finance Limited	56,590	300,674
New York Community Bancorp Incorporated	289,838	3,770,792
Paragon Group of Companies plc †	16,492	48,906
People’s United Financial Incorporated	255,941	3,222,297
Provident Financial Services Incorporated	110,794	1,522,310
TFS Financial Corporation †	56,038	523,955
Washington Federal Incorporated	219,709	3,559,286

		23,877,359

The accompanying notes are an integral part of these financial statements.

198	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Health Care: 8.44%

Biotechnology: 0.68%
Acorda Therapeutics Incorporated †	80,842	$2,114,827
Actelion Limited	8,435	318,026
Algeta ASA †	6,224	170,482
Alkermes plc †	195,439	3,441,681
Amgen Incorporated †	102,582	6,970,447
Basilea Pharmaceuticals Limited †	184	9,701
Biocon Limited †	8,634	48,534
Biogen IDEC Incorporated †	48,807	5,684,551
Biota Holdings Limited †	16,423	13,474
Celgene Corporation †	92,662	6,794,441
Cepheid Incorporated †«	126,254	5,099,399
CK Life Sciences International Holdings Incorporated	702,000	44,349
CSL Limited	83,924	2,950,342
Dendreon Corporation †«	297,052	3,344,806
Genmab AS †	1,600	12,358
Grifols SA	12,814	266,325
Grifols SA - B Shares †	1,281	18,108
Human Genome Sciences Incorporated †«	399,915	3,151,330
Intercell AG †	1,885	6,000
InterMune Incorporated †	129,100	1,732,522
Mesoblast Limited †	31,890	260,949
Nicox SA †	1,380	3,376
PDL BioPharma Incorporated «	264,468	1,687,306
Sino Biopharmaceutical Limited	368,000	102,009
Takara Bio Incorporated †	800	4,812
United Therapeutics Corporation †	37,105	1,771,022
Zeltia SA †	7,262	17,802

		46,038,979

Health Care Equipment & Supplies: 1.51%
Alere Incorporated †	62,664	1,593,546
Ansell Limited	19,623	312,093
Baxter International Incorporated	70,400	4,092,352
bioMerieux SA	674	56,267
Biosensors International Group Limited †	199,000	232,311
Boston Scientific Corporation †	174,800	1,087,256
CareFusion Corporation †	150,558	3,885,902
Cochlear Limited	8,566	561,578
Coloplast AS Class B	1,841	302,852
Cooper Companies Incorporated	94,508	7,511,496
CR Bard Incorporated	59,394	5,560,466
DiaSorin SpA	1,623	47,571
Edwards Lifesciences Corporation †«	78,791	5,761,986
Elekta AB Class B	6,703	314,039
Essilor International SA Cie Generale d’Optique	17,023	1,355,341
Fisher & Paykel Healthcare Corporation	77,998	139,283
Fresenius SE	9,373	969,041
Fukuda Denshi Company Limited	1,200	37,274

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	199

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
Gen-Probe Incorporated †	97,097	$6,629,783
Getinge AB	15,628	446,629
GN Store Nord	10,963	120,624
Golden Meditech Company Limited †	40,000	5,363
Haemonetics Corporation †«	49,946	3,347,880
Hogy Medical Company Limited	2,000	84,635
Hologic Incorporated †	187,600	3,888,948
Hospira Incorporated †	113,577	4,045,613
IDEXX Laboratories Incorporated †«	40,737	3,493,198
Intuitive Surgical Incorporated †	8,042	4,114,448
JEOL Limited †	3,000	8,525
Masimo Corporation †	103,980	2,266,764
Medtronic Incorporated	125,023	4,765,877
Nagaileben Company Limited †	8,000	121,540
Nakanishi Incorporated †	400	38,332
Nihon Kohden Corporation	6,300	161,511
Nikkiso Company Limited †	9,000	84,143
Nipro Corporation	14,600	111,534
Nobel Biocare Holding AG	6,559	77,502
Nuvasive Incorporated †	73,873	1,159,067
Olympus Corporation	37,600	628,594
Olympus Corporation ADR	3,365	57,710
Paramount Bed Holdings Compnay Limited	2,300	59,304
Phonak Holding AG	3,399	379,462
ResMed Incorporated †«	104,951	3,075,064
Sirona Dental Systems Incorporated †	112,481	5,612,802
Smith & Nephew plc	74,477	732,240
St. Jude Medical Incorporated	63,706	2,683,297
Steris Corporation	1,312	41,171
Straumann Holding AG	396	62,768
Stryker Corporation	61,108	3,277,833
Synthes Incorporated †	5,147	890,925
Teleflex Incorporated «	80,131	4,749,364
Terumo Corporation	31,400	1,512,252
Thoratec Corporation †«	115,830	3,996,135
TOA Medical Electronics Company	12,700	456,819
Top Glove Corporation Berhad	39,000	63,405
Varian Medical Systems Incorporated †«	79,476	5,185,809
William Demant Holding AS †	1,196	111,019

		102,368,543

Health Care Providers & Services: 1.86%
Acibadem Saglik Hizmetleri Ve Ticaret AS †	2,189	31,910
Aetna Incorporated	41,900	1,959,244
Alfresa Holdings Corporation	10,400	457,375
Amedisys Incorporated †«	52,200	670,770
AMERIGROUP Corporation †«	94,300	6,405,799
AS ONE Corporation †	600	12,983
Bangkok Chain Hospital PCL †	590,310	136,533
Bangkok Dusit Medical Services PCL †	109,900	273,252

The accompanying notes are an integral part of these financial statements.

200	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Health Care Providers & Services (continued)
Bumrungrad Hospital PCL	28,900	$43,687
Cardinal Health Incorporated	42,900	1,782,495
Catalyst Health Solutions Incorporated †«	84,390	5,233,868
Celesio AG	3,478	64,409
Centene Corporation †	97,732	4,769,322
Chemed Corporation «	41,551	2,568,683
Cigna Corporation	31,380	1,384,172
CML Healthcare Incorporated	5,496	58,323
Community Health Systems Incorporated †	62,000	1,564,880
Coventry Health Care Incorporated †	98,609	3,223,528
Davita Incorporated †	63,392	5,486,578
Express Scripts Incorporated †«	91,420	4,875,429
Fresenius Medical Care AG & Company	17,657	1,236,914
Galenica AG	298	182,483
Health Management Association Incorporated Class A †	489,953	3,615,853
HealthSouth Rehabilitation Corporation †«	187,787	3,823,343
Henry Schein Incorporated †«	63,482	4,698,938
HMS Holdings Corporation †	166,979	5,380,063
Humana Incorporated	19,169	1,669,620
Laboratory Corporation of America Holdings †«	69,571	6,253,737
Life Healthcare Group Holdings Limited	54,548	157,938
LifePoint Hospitals Incorporated †«	89,497	3,487,698
Lincare Holdings Incorporated †«	60,900	1,635,774
Magellan Health Services Incorporated †«	61,057	2,885,554
McKesson Corporation	48,700	4,066,937
Medco Health Solutions Incorporated †	78,262	5,289,729
Medi-Clinic Corporation †	57,367	274,924
Mediceo Paltac Holdings Company Limited	42,100	505,987
MEDNAX Incorporated †	98,328	7,314,620
Miraca Holdings Incorporated	8,700	332,310
Network Healthcare Holdings Limited	175,722	321,645
Nichii Gakkan Company	7,200	83,966
Omnicare Incorporated «	77,405	2,723,108
OPG Groep NV †	3,024	49,092
Orpea	927	31,333
Otsuka Holdings Company Limited	68,700	1,929,414
Owens & Minor Incorporated	122,300	3,664,108
Patterson Companies Incorporated	68,100	2,173,752
Pharmaniaga Berhad †(a)(i)	3,366	2,350
Primary Health Care Limited †	63,633	213,601
Ramsay Health Care Limited	15,804	311,014
Rhoen Klinikum AG	9,680	189,452
Ryman Healthcare Limited †	50,212	120,251
Sonic Healthcare Limited	67,881	876,500
Southern Cross Healthcare Limited †(a)	2,071	206
Suzuken Company Limited	12,700	374,173
Tenet Healthcare Corporation †	861,234	4,865,972
Toho Pharmaceutical	10,500	161,201
United Drug plc	3,415	10,283
UnitedHealth Group Incorporated	126,000	7,024,500

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	201

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Health Care Providers & Services (continued)
VCA Antech Incorporated †«	166,500	$3,661,335
Vital KSK Holdings Incorporated	23,100	197,212
WellPoint Incorporated	40,500	2,658,015

		125,458,145

Health Care Technology: 0.17%
AGFA-Gevaert NV †	9,100	17,822
AGFA-Gevaert NV VVPR Strips †	2,275	3
Allscripts Healthcare Solutions Incorporated †	130,843	2,527,887
Cerner Corporation †	97,662	7,210,385
M3 Incorporated †	34	126,522
Quality Systems Incorporated	23,982	1,028,108
SXC Health Solutions Corporation †	4,988	356,664

		11,267,391

Life Sciences Tools & Services: 0.47%
Bio-Rad Laboratories Incorporated †	37,667	3,839,021
BTG plc †	17,150	96,503
Covance Incorporated †	43,937	2,097,113
Divi’s Laboratories Limited †	7,716	114,583
Gerresheimer AG †	1,265	56,181
Illumina Incorporated †	86,057	4,410,421
Life Technologies Corporation †	123,835	5,858,634
Lonza Group AG	3,369	175,060
Mettler-Toledo International Incorporated †	22,760	4,103,173
Nordion Incorporated	2,000	20,052
QIAGEN NV †	18,724	287,003
Tecan Group AG	803	65,326
Techne Corporation	71,696	5,132,717
Waters Corporation †	62,665	5,614,784

		31,870,571

Pharmaceuticals: 3.75%
Abbott Laboratories	186,894	10,580,069
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products	1,231	123
Alexion Pharmaceuticals Incorporated †	125,208	10,483,666
Allergan Incorporated	62,004	5,554,938
Amylin Pharmaceuticals Incorporated †	261,124	4,462,609
Aspen Pharmacare Holdings Limited	65,914	953,355
Astellas Pharma Incorporated	69,600	2,859,688
AstraZeneca plc	109,689	4,899,206
Auxilium Pharmaceuticals Incorporated †	98,643	1,949,186
Bayer AG	68,602	5,072,612
BioMarin Pharmaceutical Incorporated †«	229,497	8,204,518
Bristol-Myers Squibb Company	202,277	6,507,251
Cadila Healthcare Limited †	9,434	139,768
Cardiome Pharma Corporation †	3,906	8,527
Celltrion Incorporated	13,983	437,467
China Shineway Pharmaceutical Group Limited	47,000	88,108

The accompanying notes are an integral part of these financial statements.

202	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Chugai Pharmaceutical Company Limited	41,100	$672,444
Cipla Limited India †	89,304	577,533
Daiichi Sankyo Company Limited	104,500	1,919,283
Dainippon Sumitomo Pharma Company Limited	27,900	289,331
Dong A Pharmaceutical Company Limited †	947	71,952
Dr. Reddys Laboratories Limited †	23,191	777,308
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS †	62,202	69,339
Eisai Company Limited	43,200	1,748,407
Elan Corporation plc †	34,164	426,491
Eli Lilly & Company	115,700	4,540,068
Endo Pharmaceuticals Holdings Incorporated †	80,061	2,967,861
Faes Farma SA	10,131	21,191
Financiere de Tubize	439	13,043
Forest Laboratories Incorporated †	172,321	5,603,879
Furiex Pharmaceuticals Incorporated †	4,299	77,554
Fuso Pharmaceutical Industries Limited †	4,000	11,318
GlaxoSmithKline Pharmaceuticals Limited †	5,866	248,339
GlaxoSmithKline plc	418,123	9,226,212
Glenmark Pharmaceuticals Limited †	21,038	132,512
Green Cross Corporation	567	64,367
H Lundbeck AS	2,372	50,157
Hikma Pharmaceuticals plc	10,618	123,820
Hisamitsu Pharmaceutical Company Incorporated	15,000	677,205
Hua Han Bio-Pharmaceutical Holdings Limited	132,480	25,279
Ipsen	1,094	29,435
Isis Pharmaceuticals Incorporated †	181,700	1,655,287
Johnson & Johnson «	326,404	21,242,372
Kaken Pharmaceutical Company Limited	14,000	177,217
Kalbe Farma TBK PT	890,500	345,538
Kissei Pharmaceutical Company Limited	7,200	140,209
Kyorin Company Limited	9,000	159,318
Kyowa Hakko Kogyo Company Limited	54,000	576,602
Laboratorios Almirall SA	1,037	8,856
Lupin Limited	35,562	348,908
Meda AB Class A †	16,080	151,886
Merck & Company Incorporated	367,958	14,044,957
Merck KGaA	4,857	502,213
Mochida Pharmaceutical Company Limited	15,000	172,346
Mylan Laboratories Incorporated †	288,500	6,762,440
Nektar Therapeutics †«	221,600	1,588,872
Nichi-Iko Pharmaceutical Company Limited	4,600	99,764
Nicholas Piramal India Limited †	11,648	107,544
Nippon Shinyaku Company Limited	9,000	108,943
Novartis AG	213,485	11,631,122
Novo Nordisk AS Class B	32,890	4,611,932
Ono Pharmaceutical Company Limited	15,700	857,522
Onyx Pharmaceuticals Incorporated †«	127,937	4,902,546
Orion Oyj Class A	2,073	45,571
Orion Oyj Class B	6,483	139,665
Perrigo Company «	57,213	5,896,372

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	203

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Pfizer Incorporated	917,850	$19,366,635
Pharmaxis Limited †	22,924	25,568
Questcor Pharmaceuticals Incorporated †«	120,700	4,695,230
Ranbaxy Laboratories Limited †	23,569	206,235
Recordati SpA	6,569	49,886
Regeneron Pharmaceutical Incorporated †«	49,913	5,230,383
Richter Gedeon plc	2,067	371,383
Roche Holding AG	2,539	460,259
Roche Holding AG Genusschein	57,780	10,058,970
Rohto Pharmaceutical Company Limited	17,000	200,972
Salix Pharmaceuticals Limited †«	109,433	5,397,236
Sanofi-Aventis SA	90,163	6,668,090
Sanofi-Aventis SA ADR	17,805	659,319
Santen Pharmaceutical Company Limited	14,800	585,336
Savient Pharmaceuticals Incorporated †«	2,670	5,367
Sawai Pharmaceutical Company Limited	2,300	224,370
Seikagaku Corporation	5,500	61,705
Shanghai Pharmaceuticals Holding Company limited †	103,900	193,167
Shionogi & Company Limited	46,700	646,297
Shire Limited	45,514	1,591,533
Sigma Pharmaceuticals Limited	257,710	168,593
Sihuan Pharmaceutical Holdings Group limited †	563,000	223,568
Stada Arzneimittel AG	5,207	159,349
Sun Pharmaceutical Industries Limited	61,645	692,296
Taisho Pharmaceutical Holdings Company Limited	9,500	760,795
Takeda Pharmaceutical Company Limited	112,100	5,060,979
Tanabe Seiyaku Company Limited	32,000	436,954
Teva Pharmaceutical Industries Limited	74,364	3,331,727
The United Laboratories International Holdings Limited	42,000	30,270
Towa Pharmaceutical Company Limited	1,100	47,700
Tsumura & Company	11,100	319,932
UCB SA	6,195	250,166
Valeant Pharmaceuticals International Incorporated †	23,157	1,228,003
Vertex Pharmaceuticals Incorporated †	141,138	5,493,091
Warner Chilcott Limited †	121,549	2,033,515
Watson Pharmaceuticals Incorporated †	87,200	5,085,504
West Pharmaceutical Services Incorporated «	70,633	2,938,333
Yuhan Corporation †	976	104,254
Zeria Pharmaceutical Company Limited †	6,000	100,381

		254,006,772

Industrials: 11.94%

Aerospace & Defense: 1.41%
AAR Corporation «	77,300	1,704,465
Alliant Techsystems Incorporated	21,400	1,284,000
BAE Systems plc	256,212	1,274,589
Bharat Electronics Limited †	2,301	75,962
Bombardier Incorporated Class A	12,300	59,421
Bombardier Incorporated Class B	143,159	687,256

The accompanying notes are an integral part of these financial statements.

204	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Aerospace & Defense (continued)
CAE Incorporated	20,200	$217,628
Chemring Group plc	8,445	58,953
China Rongsheng Heavy Industry Group Company Limited	450,000	163,031
Cobham plc	74,067	220,819
Elbit Systems Limited	1,785	65,480
Esterline Technologies Corporation †	62,960	4,089,252
European Aeronautic Defence & Space Company	35,026	1,272,325
Exelis Incorporated	344,030	3,615,755
Finmeccanica SpA	24,043	121,659
General Dynamics Corporation	34,026	2,491,724
Goodrich Corporation	84,564	10,652,527
Huntington Ingalls Industries Incorporated †«	89,409	3,207,995
L-3 Communications Holdings Incorporated	70,900	4,980,725
Lockheed Martin Corporation	30,000	2,652,300
Meggitt plc	62,065	381,528
MOOG Incorporated Class A †	82,515	3,623,234
MTU Aero Engines Holdings	4,407	335,670
Northrop Grumman Corporation	29,151	1,743,521
Orbital Sciences Corporation †	114,400	1,607,320
Precision Castparts Corporation	28,996	4,854,800
QinetiQ plc	51,946	124,870
Raytheon Company	39,700	2,005,644
Rolls Royce Holdings plc	149,313	1,933,592
Saab AB	5,318	107,376
Safran SA	23,347	782,451
Singapore Technologies Engineering Limited	223,000	567,017
Spirit AeroSystems Holdings Incorporated †	225,600	5,405,376
Teledyne Technologies Incorporated †«	75,654	4,508,978
Textron Incorporated	191,400	5,265,414
Thales SA	6,712	242,294
TransDign Group Incorporated †	31,840	3,782,274
Triumph Group Incorporated	79,700	5,084,860
Ultra Electronics Holdings	5,405	144,976
United Technologies Corporation	162,859	13,658,984
Zodiac Aerospace	2,705	260,668

		95,316,713

Air Freight & Logistics: 0.46%
Bollore Investissement	501	103,460
CH Robinson Worldwide Incorporated	34,323	2,271,153
Deutsche Post AG	72,198	1,268,257
Expeditors International Washington Incorporated	41,556	1,813,088
FedEx Corporation	59,600	5,363,404
Freightways Limited †	5,254	17,055
Glovis Company Limited †	2,310	383,030
Goodpack Limited	41,000	45,077
Hub Group Incorporated Class A †«	73,001	2,601,026
Kintetsu World Express Incorporated	4,600	145,204
Mainfreight Limited	9,747	77,592
Oesterreichische Post AG	4,954	163,421

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	205

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Air Freight & Logistics (continued)
Panalpina Welttransport Holdings AG	558	$67,537
Singapore Post Limited	138,000	107,032
The Shibusawa Warehouse Company Limited †	2,000	6,028
TNT NV	22,504	133,270
Toll Holdings Limited	126,473	769,056
United Parcel Service Incorporated Class B	152,000	11,687,280
UTI Worldwide Incorporated	198,907	3,210,359
Yamato Holdings Company Limited	74,200	1,170,186

		31,402,515

Airlines: 0.46%
Air China	394,000	297,677
Air France-KLM	16,025	94,730
Airasia Berhad	286,100	349,566
Alaska Air Group Incorporated †	70,999	4,868,401
All Nippon Airways Company Limited	169,000	517,665
Asiana Airlines †	21,610	141,011
Cathay Pacific Airways Limited	133,000	264,073
China Airlines †	594,775	282,253
Chorus Aviation Incorporated	63	223
Delta Air Lines Incorporated †	562,700	5,520,087
Deutsche Lufthansa AG	15,953	221,468
easyJet plc	17,103	119,584
Eva Airways Corporation	355,165	242,246
International Consolidated Airlines - United Kingdom Exchange †	72,922	190,491
JetBlue Airways Corporation †«	486,882	2,483,098
Korean Air Lines Company Limited †	5,649	266,614
LAN Airlines SA †	27,322	745,896
Malaysian Airline System Berhad †	46,134	22,024
Qantas Airways Limited †	166,030	308,042
Ryanair Holdings plc ADR †	16,200	543,024
SAS AB †	22,716	25,748
Singapore Airlines Limited	77,200	680,241
SkyWest Incorporated	103,498	1,181,947
Southwest Airlines Company	534,300	4,798,014
Thai Airways International PCL	76,300	65,548
Turk Hava Yollari Anonim Ortakligi †	95,852	145,753
United Continental Holdings Incorporated †	220,000	4,543,000
US Airways Group Incorporated †«	304,800	2,258,568
Virgin Australia Holdings Limited †	177,317	80,820
WestJet Airlines Limited	1,900	26,749

		31,284,561

Building Products: 0.35%
Aica Kogyo Company Limited	8,600	119,336
Asahi Glass Company Limited	191,000	1,715,217
Assa Abloy AB Class B	28,137	854,724
Bunka Shutter Company Limited †	3,000	10,776
Central Glass Company Limited	31,000	140,337

The accompanying notes are an integral part of these financial statements.

206	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Building Products (continued)
Cersanit SA	5,286	$9,196
Cersanit-Krasnystaw SA †	21,144	37,058
China National Building Material Company Limited	400,000	578,634
Compagnie de Saint-Gobain	37,836	1,796,573
Daikin Industries Limited	44,000	1,304,465
Dynasty Ceramic PCL	101,100	217,132
Geberit AG	2,959	635,169
GWA International Limited	45,042	114,967
Hastie Group Limited †	2,554	1,424
Hills Industries Limited †	20,176	25,316
JS Group Corporation	42,600	890,884
Kaba Holding	154	62,472
KCC Corporation	634	203,451
Kingspan Group plc	6,643	71,689
Lennox International Incorporated	97,558	3,817,445
Lindab International AB	10,324	86,751
Masco Corporation	239,178	2,841,435
Nibe Industrier AB B Shares NPV	13,413	212,847
Nichias Corporation	17,000	94,317
Nippon Sheet Glass Company Limited	143,000	239,242
Nitto Boseki Company Limited	27,000	91,340
Noritz Corporation	6,700	124,703
Owens Corning Incorporated †	76,600	2,424,390
Quanex Building Products Corporation	70,636	1,201,518
Rockwool International AS A Shares †	100	10,214
Rockwool International AS B Shares	400	40,893
Sankyo-Tateyama Holdings Incorporated †	46,000	80,920
Sanwa Shutter Corporation	36,000	125,772
Sekisui Jushi Corporation †	2,000	20,052
Taiwan Glass Industrial Corporation †	234,786	287,932
Takara Standard Company Limited	15,000	111,453
Takasago Thermal Engineering Company	10,000	81,191
TOTO Limited	64,000	484,192
Trakya Cam Sanayi AS †	26,542	42,181
Ultratech Cement Limited GDR	1,352	38,797
Uponor Oyj	2,800	32,660
USG Corporation †«	135,200	1,926,600
Vanachai Group PCL	331,800	47,142
Wienerberger AG	10,742	132,382

		23,385,189

Commercial Services & Supplies: 1.34%
ABM Industries Incorporated	86,874	1,972,040
Adecco SA	9,584	480,312
Aeon Delight Company Limited	8,900	167,730
Aggreko plc	19,925	701,492
Asahi Holdings Incorporated	8,000	165,137
Avery Dennison Corporation	71,100	2,168,550
Babcock International Group	33,488	401,169
Brambles Limited	213,168	1,655,152

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	207

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Bureau Veritas SA	5,895	$487,021
Cabcharge Australia Limited †	11,765	71,541
Campbell Brothers Limited	10,238	651,758
Capita Group plc	39,450	481,377
Cintas Corporation «	74,400	2,868,864
Clean Harbors Incorporated †	93,204	6,259,581
Copart Incorporated †	41,645	2,073,088
Dai Nippon Printing Company Limited	105,000	1,081,129
Daiseki Company Limited	6,700	117,285
Davis Service Group plc	8,093	65,020
De La Rue plc	4,668	70,736
Deluxe Corporation «	100,438	2,477,805
Downer EDI Limited	76,754	325,144
Dun & Bradstreet Corporation	34,795	2,875,807
Duskin Company Limited	8,400	170,604
Edenred	13,908	371,148
Experian Group Limited	86,717	1,304,394
FTI Consulting Incorporated †«	80,583	3,228,961
G&K Services Incorporated Class A	35,100	1,169,883
G4S plc	126,965	584,151
Gategroup Holding AG †	1,692	57,042
Hays plc	94,795	121,477
HomeServe plc	13,090	46,356
IHS Incorporated †«	32,923	3,113,528
Intertek Group plc	12,747	469,464
Intrum Justitia AB	3,400	54,210
Itoki Corporation †	1,000	4,133
Kokuyo Company Limited	16,700	120,386
Kyodo Printing Company Limited †	6,000	18,231
Loomis AB	1,440	20,729
Manpower Incorporated	59,600	2,566,972
Matsuda Sangyo Company Limited	1,800	29,561
MEITEC Corporation	3,000	60,413
Michael Page International plc	20,623	148,822
Mine Safety Appliances Company	62,900	2,318,494
Mineral Resources Limited	21,219	300,384
Mitie Group †	16,880	71,433
Mitsubishi Pencil Company Limited †	3,600	61,336
Moshi Moshi Hotline Incorporated	3,700	37,096
Nippon Kanzai Company Limited †	500	9,189
Nissha Printing Company Limited †	3,900	55,413
Okamura Corporation	13,000	93,554
Oyo Corporation †	1,000	12,265
Parexel International Corporation †	2,000	48,960
Park24 Company Limited	14,200	174,509
Pilot Corporation †	29	55,831
Pitney Bowes Incorporated «	124,500	2,257,185
PMP Limited	14,400	5,637
Poyry Oyj †	835	7,237
Programmed Maintenance Services Limited †	9,887	22,797

The accompanying notes are an integral part of these financial statements.

208	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Progressive Waste Solutions Limited	12,017	$247,518
Prosegur Cia de Seguridad SA †	2,673	134,259
Randstad Holdings NV	8,837	334,368
Regus plc	29,594	52,119
Rentokil Initial plc	129,934	161,235
Republic Services Incorporated	35,200	1,050,016
Ritchie Bros Auctioneers Incorporated	6,229	151,971
RPS Group plc	38,863	139,853
RR Donnelley & Sons Company «	123,500	1,706,770
S1 Corporation Incorporated (Korea) †	2,323	112,960
SAI Global Limited	29,134	148,100
Salmat Limited	5,981	15,074
Sato Corporation	1,100	15,399
Secom Company Limited	35,700	1,692,994
Securitas AB	25,461	244,729
SEEK Limited	50,227	364,673
Serco Group plc	36,903	325,835
SGS Societe Generale de Surveillance Holding SA	479	897,430
Shanks Group plc	6,285	10,509
Societe BIC SA	1,857	186,719
Sohgo Security Services Company Limited	11,000	130,853
Spotless Group Limited	27,541	71,773
Stantec Incorporated	3,535	104,358
Stericycle Incorporated †	59,131	5,130,797
Taiwan Secom Company Limited †	24,000	49,394
Teleperformance	2,343	62,728
Temp Holdings Company Limited	5,500	53,045
Tetra Tech Incorporated †	121,500	2,984,040
The Brink’s Company	91,800	2,317,950
The GEO Group Incorporated «†	125,500	2,210,055
Tomra Systems ASA	7,776	64,691
Toppan Forms Company Limited	6,500	55,653
Toppan Printing Company Limited	113,000	888,264
Towers Watson & Company	108,575	6,942,286
Transcontinental Incorporated	3,424	44,295
Transfield Services Limited	59,595	155,947
Transpacific Industries Group Limited †	98,715	86,282
TrueBlue Incorporated †	84,331	1,396,521
Uchida Yoko Company Limited †	2,000	6,815
USG People NV	2,869	29,130
Verisk Analytics Incorporated Class A †	92,824	4,037,844
Waste Connections Incorporated «	225,048	7,318,561
Waste Management Incorporated	50,053	1,750,854
WS Atkins plc	5,238	62,832

		90,757,022

Construction & Engineering: 0.74%
Abengoa SA	2,020	42,387
Actividades de Construccion y Servicios SA	11,873	353,304
Aecom Technology Corporation †	68,800	1,606,480

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	209

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
Aecon Group Incorporated	8,690	$102,933
Aegion Corporation †	81,100	1,428,171
Arcadis NV	6,310	114,753
Ausenco Limited	9,364	41,475
Aveng Limited †	36,549	176,129
Balfour Beatty plc	61,174	270,457
Bilfinger Berger AG	3,681	360,458
Boart Longyear Group	58,337	269,023
Bouygues SA	20,929	665,863
Budimex SA †	489	13,574
Cardno Limited	30,877	215,241
Carillion plc	27,308	141,194
CH Karnchang PCL †	184,900	46,737
China Communications Construction Company Limited	800,779	819,755
China Railway Construction Corporation	282,500	222,177
China Railway Group Limited Class H	552,000	224,182
Chiyoda Corporation	26,000	333,276
Chudenko Corporation	3,900	41,308
Chugai Ro Company Limited †	3,000	11,404
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	485,377
Comsys Holdings Corporation	16,800	182,281
CTCI Corporation †	47,000	76,265
Daelim Industrial Company Limited †	4,595	517,527
Daewoo Engineering & Construction Company Limited †	32,434	307,314
Dialog Group Berhad †	359,032	291,253
Doosan Heavy Industries & Construction Company Limited	8,063	508,836
Eiffage SA †	4,842	192,691
EMCOR Group Incorporated	128,832	3,581,530
FLSmidth & Company A/S	3,800	302,344
Fomento de Construcciones y Contratas SA	2,658	67,355
Foster Wheeler AG †	80,385	1,979,883
Gamuda Berhad †	314,200	382,851
GS Engineering & Construction Corporation †	5,835	504,885
Hellenic Technodomiki Tev SA †	6,620	10,496
Henderson Investments Limited	18,000	1,485
Hibiya Engineering Limited	2,000	21,725
Hochtief AG	4,214	294,246
Housing & Construction Holdings Limited †	10,493	18,039
Hyundai Development Company †	11,203	247,848
Hyundai Engineering & Construction Company Limited †	13,369	1,012,183
IJM Corporation Berhad	165,920	325,692
Impregilo SpA	13,306	45,950
Imtech NV	6,163	206,465
Interserve plc	5,387	26,148
IRB Infrastructure Developers Limited	22,390	84,197
Italian-Thai Development PCL	82,400	10,618
Jacobs Engineering Group Incorporated †	88,813	4,104,937
JGC Corporation	41,000	1,186,776
Kajima Corporation	186,000	574,314
Kandenko Company Limited	15,000	78,607

The accompanying notes are an integral part of these financial statements.

210	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
KBR Incorporated	100,500	$3,650,160
KEPCO Engineering & Construction Company Incorporated	1,785	164,343
KEPCO Plant Service & Engineering Company Limited	3,274	113,843
Kier Group plc †	2,848	55,956
Kinden Corporation	16,000	126,559
Koninklijke Bam Groep NV	25,886	122,398
Koninklijke Boskalis Westminster NV	5,588	214,041
Kvaerner ASA	10,061	28,440
Kyowa Exeo Corporation	10,000	91,524
Kyudenko Corporation	2,000	12,597
Lanco Infratech Limited †	198,580	84,683
Larsen & Toubro Limited †	93,837	2,504,458
Larsen & Toubro Limited SP GDR	19,347	520,434
Leighton Holdings Limited	22,258	609,894
Macmahon Holdings Limited	78,049	68,637
Maeda Corporation	23,000	90,823
Maeda Road Construction Company Limited	10,000	117,850
Malaysia Marine and Heavy Engineering	69,400	123,486
Mirait Holdings Corporation	21,600	165,275
Monadelphous Group Limited	13,349	341,869
Murray & Roberts Holdings Limited	37,410	144,422
NCC AB †	8,600	191,319
NEC Networks & System Integration Corporation	3,600	50,796
Nippo Corporation	8,000	86,308
Nippon Densetsu Kogyo Company Limited	8,000	77,057
Nippon Koei Company Limited †	7,000	25,575
Nishimatsu Construction Company Limited	77,000	182,815
Obayashi Corporation	135,000	609,485
Obrascon Huarte Lain SA	2,064	63,618
Okumura Corporation	26,000	102,669
Orascom Construction Industries †	11,526	528,028
Outotec Oyj	2,918	178,910
PBG SA	1,180	24,433
Peab AB	21,523	121,589
Peace Mark Holdings Limited †(a)	10,000	0
Penta-Ocean Construction Company Limited	35,500	118,785
Polimex Mostostal SA †	86,564	49,734
Power Line Engineering PCL †	244,400	10,417
Punj Lloyd Limited †	22,537	26,257
PYI Corporation Limited	108,017	3,078
Quanta Services Incorporated †	140,900	2,944,810
Sacyr Vallehermoso SA	7,050	28,178
Samsung Engineering Company Limited †	4,675	988,301
Sanki Engineering Company Limited	2,000	11,047
Shaw Group Incorporated †	50,309	1,455,942
Shimizu Corporation	138,000	558,519
Sho-Bond Holdings Company Limited	3,300	75,670
Sino Thai Engineering & Construction PCL †	291,300	130,900
Skanska AB	29,289	534,274
SNC-Lavalin Group Incorporated	11,400	430,906

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	211

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
Socam Development Limited	34,063	$38,340
Strabag SE	1,052	31,676
Taihei Dengyo Kaisha Limited	2,000	15,402
Taikisha	2,800	56,007
Taisei Corporation	162,000	428,466
Tekfen Holding AS	24,015	80,997
Toa Corporation †	31,000	64,067
Toda Corporation	49,000	176,012
Toenec Corporation †	2,000	11,170
Tokyo Energy & Systems Incorporated †	1,000	6,151
Tokyu Construction Company Limited †	3,880	10,453
Toshiba Plant Systems & Services Corporation	6,000	68,865
Toyo Engineering Corporation	20,000	87,096
United Construction Group Limited	21,698	285,058
United Engineers †	59,000	114,636
URS Corporation	52,400	2,287,260
Vinci SA	42,388	2,207,267
Voltas Limited †	51,077	114,483
YIT Oyj	11,040	243,427
Yokogawa Bridge Holdings Corporation	2,000	14,024

		50,432,368

Electrical Equipment: 0.98%
ABB Limited	185,293	3,793,110
ABB Limited (India) †	7,603	125,657
Acuity Brands Incorporated «	83,222	5,175,576
Alstom SA	17,642	760,133
Ametek Incorporated	111,079	5,287,360
Areva T&D India Limited	5,981	23,254
Babcock & Wilcox Company †	234,718	6,041,641
Bekaert SA	3,186	106,521
Bharat Heavy Electricals limited	142,921	896,282
Brady Corporation Class A «	95,400	3,048,030
China High Speed Transmission Equipment Group Company Limited	130,000	86,150
Chiyoda Integre Company Limited	1,900	22,789
Cosel Company Limited	2,700	39,426
Crompton Greaves Limited †	60,032	174,608
Daihen Corporation	18,000	65,986
Denyo Company Limited †	3,200	40,271
Elswedy Cables Holding Company	9,692	43,408
Fuji Electric Holdings Company Limited	96,000	249,182
Fujikura Limited	48,000	166,515
Furukawa Electric Company Limited	92,000	268,225
Futaba Corporation	3,800	63,668
Gamesa Corporation Tecnologica SA	8,006	25,450
Graftech International Limited †	256,235	3,256,747
GS Yuasa Corporation	62,000	334,063
Hitachi Cable Limited	28,000	66,822
Hubbell Incorporated Class B	35,132	2,642,629
Huber & Suhner AG †	893	46,096

The accompanying notes are an integral part of these financial statements.

212	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electrical Equipment (continued)
Idec Corporation	4,700	$47,815
Johnson Electric Holdings Limited	219,000	131,295
Legrand SA	21,435	778,201
Lite-On IT Corporation †	51,722	54,192
LS Cable Limited †	3,836	295,914
LS Industrial Systems Company Limited †	3,641	222,289
Mabuchi Motor Company Limited	4,400	204,601
Mitsubishi Electric Corporation	321,000	2,878,694
NEC Corporation	451,149	882,429
Neo Neon Holdings Limited	163,500	43,635
Nexans SA	1,685	116,714
Nidec Copal Corporation	2,800	33,859
Nidec Copal Electronics Corporation †	7,000	40,817
Nidec Corporation	20,400	1,927,322
Nippon Carbon Company Limited †	11,000	30,853
Nippon Signal Company Limited	4,700	29,603
Nissin Electric Company Limited †	8,000	53,340
Nitto Kogyo Corporation	9,700	109,780
Nordex AG †	816	4,937
Ormat Industries	3,095	13,580
PerkinElmer Incorporated	222,400	6,004,800
Polypore International Incorporated †«	27,200	1,118,464
Prysmian SpA	13,145	226,969
Regal-Beloit Corporation	79,171	5,344,043
Roper Industries Incorporated	65,845	6,026,134
Samsung Electro-Mechanics Company Limited †	8,810	738,678
Sanyo Denki Company Limited †	6,000	38,012
Schneider Electric SA	43,778	2,975,179
SGL Carbon AG †	3,056	148,203
Shihlin Electric †	44,000	49,544
Showa Electric Wire	10,000	10,087
Silitech Technology Corporation †	34,683	96,748
Sumitomo Electric Industries Limited	115,500	1,501,827
Suzlon Energy Limited †	89,769	48,722
TECO Electric & Machinery Company Limited †	303,000	214,397
Toyo Tanso Company Limited	1,300	51,095
Ushio Incorporated	20,000	296,469
Vestas Wind Systems AS †	15,405	158,456
Walsin Lihwa Corporation †	600,000	233,705
Woodward Governor Company	1,600	70,032
Ya Hsin Industrial Company Limited †(a)	40,000	0

		66,101,033

Industrial Conglomerates: 0.92%
Aboitiz Equity Ventures Incorporated †	345,300	385,237
Aditya Birla Nuvo Limited †	13,276	238,364
Antarchile SA	25,730	487,950
Beijing Enterprises Holdings Limited	78,500	498,962
Berjaya Corporation Berhad	359,200	115,716
Bidvest Group Limited	52,831	1,236,459

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	213

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Industrial Conglomerates (continued)
Boustead Holdings Berhad	80,800	$150,784
CITIC Pacific Limited	191,000	359,532
CJ Corporation †	1,178	87,398
Clal Industries and Investments †	2,926	11,933
Compagnie Industriali Riunite	19,942	32,866
Cookson Group plc	16,991	182,594
CSR Limited	74,712	153,039
DCC plc - Ireland Exchange	6,622	170,053
DCC plc - United Kingdom Exchange	2,629	68,126
Delek Group Limited	312	56,401
Discount Investment Corporation	1,353	7,694
DMCI Holdings Incorporated	161,600	182,558
Dogan Sirketler Grubu Holdings †	88,596	36,466
Doosan Corporation †	2,874	440,583
Empresas Copec SA	88,375	1,515,553
Enka Insaat Ve Sanayi AS	123,389	351,976
Fraser & Neave Limited	155,000	829,129
Gallant Venture Limited †	21,000	5,037
General Electric Company	1,258,807	23,980,273
Grupo Carso SAB de CV	77,277	240,716
Hankyu Hanshin Holdings Incorporated	185,000	782,876
Haw Par Corporation Limited	14,000	66,381
Hong Leong Asia Limited	11,000	17,855
Hutchison Whampoa Limited	337,000	3,349,927
Jaiprakash Associates Limited †	205,052	318,184
Jardine Matheson Holdings Limited	48,469	2,471,919
Jardine Strategic Holdings Limited	31,810	972,114
Katakura Industries Company Limited	1,000	9,214
Keihan Electric Railway Company Limited	73,000	355,616
Keppel Corporation Limited	210,051	1,855,886
Koc Holding AS	127,584	530,962
Koninklijke Philips Electronics NV	80,696	1,693,840
LG Corporation †	24,345	1,521,120
Malaysian Resources Corporation Berhad †	265,450	178,119
Miramar Hotel & Investment Company Limited	9,000	9,643
MMC Corporation Berhad	109,200	99,886
NWS Holdings Limited	177,585	294,441
Orkla ASA	59,506	494,836
Przedsiebiorstwo Eksportu I Importu Kopex SA †	1,096	8,780
Quinenco SA †	23,401	73,200
Rheinmetall Berlin	3,555	215,621
Samsung Techwin Company Limited †	5,696	326,366
Sembcorp Industries Limited	165,000	697,917
Shanghai Industrial Holdings Limited	75,000	272,202
Siemens AG	69,072	6,888,961
Siemens India Limited †	21,727	352,992
Sime Darby Berhad	389,640	1,260,428
SK Corporation	4,986	755,438
SM Investments Corporation	39,115	583,226
Smiths Group plc	35,162	608,619

The accompanying notes are an integral part of these financial statements.

214	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Industrial Conglomerates (continued)
Sonae SGPS SA †	38,828	$23,744
Tokai Holdings Corporation	26,800	130,884
Tyco International Limited	58,170	3,014,369
Wendel	2,019	170,110
Yazicilar Holding AS †	37,489	266,814

		62,497,889

Machinery: 3.01%
Aalberts Industries NV †	5,285	106,956
AG Growth International Incorporated	1,000	36,374
Aida Engineering Limited †	2,700	15,876
Airtac International Group	15,000	86,236
Alfa Laval AB	25,700	527,843
Amada Company Limited	76,000	533,842
Amano Corporation	9,700	88,540
Andritz AG	2,953	292,789
Asahi Diamond Industrial Company Limited	12,000	160,315
Ashok Leyland Limited †	317,592	183,388
Asian Insulators PCL	395,800	40,803
Astec Industries Incorporated †«	37,957	1,440,468
Atlas Copco AB Class A	51,417	1,341,218
Atlas Copco AB Class B	33,986	787,911
ATS Automation Tooling Systems Incorporated †	4,800	39,780
Austal Limited	9,718	18,864
Bando Chemical Industries Limited †	15,000	59,232
Bodycote plc	11,594	77,469
Bradken Limited	22,252	199,027
Briggs & Stratton Corporation «	97,860	1,657,748
Bucher Industries AG †	256	54,528
Cargotec Corporation	2,050	86,825
Caterpillar Incorporated	117,700	13,442,517
Chart Industries Incorporated †«	57,900	3,959,781
China Infrastructure Machinery Holdings Limited	385,000	156,359
CKD Corporation	5,000	36,905
Clarcor Incorporated «	103,538	5,225,563
Colfax Corporation †	2,664	90,629
Construcciones y Auxiliar de Ferrocarriles SA	139	74,733
Cosco Corporation Singapore Limited	120,000	115,620
Crane Company	100,000	4,857,000
CSBC Corporation Taiwan	41,847	35,447
Cummins India Limited †	39,777	378,170
Daido Metal Company Limited	17,000	203,272
Daifuku Company Limited	14,500	84,192
Danaher Corporation	114,794	6,064,567
Deere & Company	83,600	6,932,948
Donaldson Company Incorporated	49,800	3,656,814
Doosan Infracore Company Limited †	16,140	326,775
Eaton Corporation	39,000	2,035,410
Ebara Corporation	61,000	220,618
ESCO Technologies Incorporated «	16,375	586,061

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	215

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Machinery (continued)
FANUC Limited	29,700	$5,381,732
Fuji Machine Manufacturing Company Limited	5,900	122,805
Fujitec Company Limited †	13,000	80,920
Furukawa Company Limited	61,000	60,782
Gardner Denver Incorporated	36,682	2,519,320
GEA Group AG	12,496	422,204
Georg Fischer AG	206	97,854
Gildemeister AG †	3,643	58,752
Glory Limited	8,800	186,306
Graco Incorporated	45,000	2,303,100
Haitian International Holdings Limited	50,000	52,603
Hanjin Heavy Industries & Construction Company Limited †	3,253	61,063
Hanjin Heavy Industries & Construction Holdings Company Limited †	2,009	16,342
Harsco Corporation	155,600	3,458,988
Heidelberger Druckmaschinen AG	10,670	19,731
Hexagon AB	23,900	480,398
Hino Motors Limited	62,000	440,841
Hisaka Works Limited	5,000	55,603
Hitachi Construction Machinery Company Limited †	14,900	311,417
Hitachi Zosen Corporation	106,500	142,804
Hiwin Technologies Corporation	51,000	570,792
Hoshizaki Electric Company Limited	7,200	153,583
Hosokawa Micron Corporation †	4,000	22,635
Hyundai Heavy Industries Company Limited	6,859	2,081,504
Hyundai Mipo Dockyard Company Limited †	1,643	229,107
IDEX Corporation	167,163	6,987,413
Illinois Tool Works Incorporated	48,500	2,700,965
IMI plc	33,411	515,058
Industrea Limited	51,405	48,789
Ingersoll-Rand plc «	38,000	1,515,440
Invensys plc	67,436	223,258
Iseki & Company Limited	22,000	54,668
Ishikawajima-Harima Heavy Industries Company Limited	219,000	554,976
ITT Corporation	60,900	1,519,455
Jain Irrigation Systems Limited	39,865	87,360
Jain Irrigation Systems Differential Voting Rights	1,993	1,818
Japan Steel Works	72,000	533,202
Jaya Holdings Limited †	61,000	28,045
Joy Global Incorporated	71,971	6,258,598
JTEKT Corporation	35,600	402,027
Juki Corporation †	7,000	15,328
Kawasaki Heavy Industries Limited	295,000	925,391
KCI Konecranes Oyj	3,753	119,003
Kennametal Incorporated «	162,100	7,467,947
Kitz Corporation	9,000	39,414
Komatsu Limited	144,730	4,312,167
Komori Corporation	6,600	49,770
Kone Oyj	17,746	1,054,241
Krones AG	626	35,738
Kubota Corporation	174,865	1,720,900

The accompanying notes are an integral part of these financial statements.

216	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Machinery (continued)
Kurita Water Industries Limited	16,100	$413,740
Lincoln Electric Holdings Incorporated	171,782	7,934,611
Makino Milling Machine Company Limited	11,000	82,679
Makita Corporation	19,600	814,959
Makita Corporation ADR	1	42
MAN AG	6,208	715,434
Manitowoc Company Incorporated	259,146	4,078,958
Max Company Limited	6,000	76,615
Meidensha Corporation	31,000	116,693
Melrose plc	38,153	237,206
Metso Oyj	9,985	474,252
Meyer Burger Technology AG †	5,526	97,730
Minebea Company Limited	50,000	234,346
Mitsubishi Heavy Industries Limited	496,000	2,324,714
Mitsuboshi Belting Company Limited †	10,000	55,234
Mitsui Engineering & Shipbuilding Company Limited	101,000	192,582
Miura Company Limited	5,000	136,548
Morgan Crucible Company	21,660	121,812
Mori Seiki Company Limited	14,400	144,549
Mueller Industries Incorporated «	73,900	3,399,400
Nabtesco Corporation	18,100	421,717
Nachi-Fujikoshi Corporation †	35,000	192,459
Namura Shipbuilding Company Limited	1,000	4,748
Navistar International Corporation †	51,921	2,169,259
NGK Insulators Limited	40,000	549,637
Nippon Sharyo Limited	14,000	61,656
Nippon Thompson Company Limited	6,000	38,824
Nitta Corporation	3,300	57,564
Nitto Kohki Company Limited †	2,300	52,428
NKT Holding AS	1,131	48,297
Nordson Corporation	124,742	6,857,068
Noritake Company Limited †	17,000	55,628
NSK Limited	90,000	710,789
NTN Corporation	80,000	348,382
OILES Corporation	2,380	45,381
Okuma Corporation	20,000	166,318
Organo Corporation †	1,000	6,827
OSG Corporation	12,700	186,227
Oshkosh Truck Corporation †	67,400	1,571,094
Paccar Incorporated	74,600	3,432,346
Pentair Incorporated «	65,422	2,518,747
Rotork plc	7,725	254,520
Ryobi Limited	20,000	80,945
Samsung Heavy Industries Company Limited	27,950	1,018,090
Sandvik AB	98,316	1,502,199
Sany Heavy Equipment International Holdings Company Limited †	183,000	161,383
Sasebo Heavy Industries Company Limited	4,000	7,430
Scania AB Class B	23,020	461,318
Schindler Holding AG	5,042	621,403
Schindler Holding SA	2,474	300,807

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	217

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Machinery (continued)
Seco Tools	4,200	$67,855
Sembcorp Marine Limited	147,200	629,689
Shima Seiki Manufacturing Limited †	4,400	82,598
Shin Zu Shing Company Limited †	13,649	36,217
Shinmaywa Industries Limited	11,000	52,774
Singamas Container Holding	180,000	55,465
Sinotruk Hong Kong Limited	86,000	61,871
Sintokogio Limited	5,500	56,563
SKF AB Class A †	976	24,781
SKF AB Class B	31,353	792,733
SMC Corporation	10,300	1,756,157
Snap-on Incorporated	118,694	7,255,764
Spirax-Sarco Engineering plc	5,266	172,161
STX Corporation Company Limited †	5,248	69,662
Sulzer AG	1,449	208,053
Sumitomo Heavy Industries Limited	92,000	505,892
Tadano Limited	18,000	124,665
Tata Motors Limited ADR «	10,088	275,402
The Middleby Corporation †«	36,900	3,606,606
Thermax India Limited †	11,575	126,732
THK Company Limited	19,500	412,837
Tocalo Company Limited	1,100	22,923
Torishima Pump Manufacturing Company Limited	1,300	17,351
Toro Company	59,685	4,043,062
Toromont Industries Limited	4,043	96,024
Toshiba Machine Company Limited	18,000	94,550
Trelleborg AB Class B	32,656	350,161
Trinity Industries Incorporated	155,679	5,411,402
Tsubakimoto Chain Company	21,000	123,225
Tsugami Corporation	18,000	138,172
Tsukishima Kikai Company Limited †	5,000	42,318
Union Tool Company	500	9,442
United Tractors	283,380	911,089
Vallourec SA	8,305	584,772
Valmont Industries Incorporated	16,477	1,830,100
Volvo AB Class A	43,600	637,514
Volvo AB Class B	119,472	1,743,293
Vossloh AG	978	103,431
Wabtec Corporation	97,990	7,322,793
Wartsila Oyj Class B	17,118	589,315
WEG SA	48,100	534,989
Weir Group plc	15,736	527,225
Xylem Incorporated «	121,800	3,164,364
Yangzijiang Shipbuilding Holdings Limited	225,000	244,673
Zardoya-Otis SA	9,901	133,494

		203,427,324

Marine: 0.15%
AP Moller-Maersk AS A Shares	40	307,648
AP Moller-Maersk AS B Shares	115	927,353

The accompanying notes are an integral part of these financial statements.

218	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Marine (continued)
China Cosco Holdings Company Limited	368,000	$240,551
Chinese Maritime Transport Limited †	6,000	9,797
Compagnie Maritime Belge SA	227	5,093
Daewoo Shipbuilding & Marine Engineering Company Limited †	12,320	395,901
Daiichi Chuo Kisen Kaisha	12,000	18,452
DS Norden AS	1,300	38,205
Evergreen Marine Corporation (Taiwan) Limited	333,298	233,567
Hanjin Shipping Company Limited †	12,285	189,427
Hanjin Shipping Holding Company †	11,912	96,363
Hyundai Merchant Marine Company Limited †	9,308	260,422
Iino Kaiun Kaisha Limited	9,500	46,045
Inui Steamship Company Limited	1,100	4,330
Kawasaki Kisen Kaisha Limited	100,000	210,358
Kirby Corporation †«	38,718	2,656,829
Kuehne & Nagel International AG	4,678	615,839
Malaysian Bulk Carriers Berhad †	14,000	8,179
MISC Berhad	146,700	275,231
Mitsui OSK Lines Limited	216,000	983,147
Neptune Orient Lines Limited	80,000	85,715
Nippon Yusen Kabushiki Kaisha	308,000	916,915
Orient Overseas International Limited	30,500	209,790
Pacific Basin Shipping Limited	252,000	131,260
Precious Shipping PCL	70,800	37,897
Regional Container Lines PCL †	73,800	16,460
Shih Wei Navigation Company Limited	31,652	31,118
Shinwa Kaiun Kaisha Limited	2,000	3,346
Shipping Corporation of India Limited †	33,100	47,276
Shun Tak Holdings Limited	294,250	126,711
Sincere Navigation Corporation †	128,800	131,008
STX Offshore & Shipbuilding Company Limited †	6,438	97,256
STX Pan Ocean Company Limited-Korea Exchange †	3,981	27,009
STX Pan Ocean Company Limited-Singapore Exchange †	9,000	63,831
Taiwan Navigation Company Limited †	20,000	23,132
Thoresen Thai Agencies PCL	81,840	54,623
U-Ming Transport Corporation †	58,000	101,021
Wan Hai Lines Limited	209,212	122,057
Yang Ming Marine Transport †	285,357	165,996

		9,915,158

Professional Services: 0.05%
Acacia Research Corporation †«	83,100	3,282,450

Road & Rail: 1.05%
Asciano Group	144,052	764,719
Canadian National Railway Company	35,500	2,735,378
Canadian Pacific Railway Limited	14,100	1,056,520
Central Japan Railway Company	291	2,387,711
ComfortDelGro Corporation Limited	275,000	336,425
Con-Way Incorporated	107,191	3,167,494
Container Corporation of India †	8,679	172,296

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	219

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Road & Rail (continued)
DSV AS	14,780	$344,312
East Japan Railway Company	60,000	3,845,491
Evergreen International Storage & Transport Corporation †	124,000	73,398
Firstgroup plc	26,049	121,879
Fukuyama Transporting Company Limited	29,000	158,753
Genesee & Wyoming Incorporated †	79,040	4,696,557
Go-Ahead Group plc	3,179	64,887
Heartland Express Incorporated «	108,424	1,568,895
Hitachi Transport System Limited	6,900	113,741
J.B. Hunt Transport Services Incorporated	65,314	3,344,730
Kansas City Southern †	75,818	5,275,416
Keihin Electric Express Railway Company Limited	72,000	641,260
Keio Corporation	101,000	725,600
Keisei Electric Railway Company Limited	52,000	381,892
Kintetsu Corporation	254,000	968,631
Knight Transportation Incorporated	114,500	1,961,385
Korea Express Company Limited †	1,506	110,386
Landstar System Incorporated	92,794	5,016,444
Maruzen Showa Unyu Company Limited	3,000	9,854
MTR Corporation Limited	188,708	671,507
Nagoya Railroad Company Limited †	112,000	304,490
Nankai Electric Railway Company Limited	79,000	350,830
National Express Group plc	29,635	110,087
Nippon Express Company Limited	175,000	686,739
Nippon Konpo Unyu Soko Company Limited	10,400	116,295
Nishi-Nippon Railroad Company Limited	52,000	244,999
Norfolk Southern Corporation	39,100	2,693,990
Odakyu Electric Railway Company Limited	93,000	887,784
Old Dominion Freight Line †«	107,902	4,694,816
QR National Limited	234,049	981,433
Ryder System Incorporated	37,136	1,976,749
Sagami Railway Company Limited	68,000	211,637
Sankyu Incorporated	41,000	159,884
SBS Transit Limited †	1,684	2,303
Seino Holdings Company Limited	25,000	176,221
Senko Company Limited †	15,000	57,203
SMRT Corporation Limited †	98,000	135,953
Stagecoach Group plc	20,678	88,295
Tobu Railway Company Limited	164,000	853,389
Tokyu Corporation	163,000	784,020
TransForce Incorporated	6,211	112,362
Transport International Holdings Limited †	24,000	55,697
Union Pacific Corporation	97,500	10,749,375
Werner Enterprises Incorporated «	101,074	2,448,012
West Japan Railway Company	32,400	1,321,270

		70,919,394

Trading Companies & Distributors: 0.89%
Adani Enterprises Limited †	44,210	338,047
Alesco Corporation Limited	3,463	5,014

The accompanying notes are an integral part of these financial statements.

220	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Trading Companies & Distributors (continued)
Ashtead Group plc	39,588	$155,562
BayWa AG	313	12,343
Bunzl plc	25,036	383,162
China Daye Non-Ferrous Metal Mining Limited †	660,000	39,994
Daewoo International Corporation †	4,012	126,414
Emeco Holdings Limited	72,033	83,046
Fastenal Company «	200,024	10,537,264
Finning International Incorporated	13,600	395,306
GATX Corporation	88,934	3,867,740
Grafton Group plc	8,472	38,602
Hanwa Company Limited	31,000	144,532
Inaba Denki Sangyo Company Limited	2,200	65,819
Itochu Corporation	252,200	2,869,787
Iwatani International Corporation	24,000	82,077
Japan Pulp & Paper Company Limited	11,000	39,783
JFE Shoji Holdings Incorporated	19,000	94,895
Kanematsu Corporation †	34,000	36,807
Kloeckner & Company	4,899	75,680
Kuroda Electric Company Limited	3,100	32,567
Marubeni Corporation	278,000	1,986,936
Misumi Group Incorporated	12,500	305,849
Mitsubishi Corporation	236,900	5,802,287
Mitsubishi Corporation ADR	33	1,626
Mitsui & Company Limited	274,800	4,729,305
Mitsui & Company Limited ADR	263	90,472
MSC Industrial Direct Company	91,325	7,252,118
Nagase & Company Limited	17,100	198,999
Nichiden Corporation	3,600	100,219
Noble Group Limited	516,694	586,659
Okaya & Company Limited	5,500	61,096
Onoken Company Limited †	700	6,372
Ramirent Oyj †	11,459	119,539
Reece Australia Limited	7,324	145,311
Rexel SA †	4,636	102,191
Russel Metals Incorporated	4,649	125,640
Samsung Corporation	22,810	1,569,975
Seven Network Limited	22,953	221,297
Shinwa Company Limited Nagoya †	500	5,911
SIG plc	78,253	144,910
SK Networks Company Limited †	23,850	229,178
Sojitz Corporation	187,100	347,547
Sumitomo Corporation	197,900	2,933,565
Superior Plus Corporation	4,592	35,875
Toyota Tsusho Corporation	34,500	692,207
Travis Perkins plc	20,695	353,600
Trusco Nakayama Corporation	3,400	69,681
Watsco Incorporated «	49,595	3,540,587
Wesco International Incorporated †«	88,324	5,554,696
Wolseley plc	22,701	879,762
WW Grainger Incorporated	12,180	2,530,151

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	221

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Trading Companies & Distributors (continued)
Yamazen Corporation †	10,500	$83,442
Yuasa Trading Company Limited	10,000	16,853

		60,248,297

Transportation Infrastructure: 0.13%
Abertis Infraestructuras SA	27,897	476,669
Aeroports de Paris †	1,924	152,006
Airports of Thailand PCL	53,200	92,724
Ansaldo STS SpA	4,634	46,520
Atlantia SpA	24,490	410,134
Auckland International Airport Limited	159,507	320,107
Bangkok Expressway PCL †	48,400	31,185
BBA Aviation plc	37,408	120,453
Bintulu Port Holdings Berhad †	6,400	15,169
Brisa-Auto Estradas de Portugal SA †	12,968	40,757
China Merchants Holdings International Company Limited	185,453	641,991
Cia de Concessoes Rodoviarias †	97,820	781,535
Cosco Pacific Limited	252,518	382,869
Flughafen Wien AG	155	5,762
Flughafen Zuerich AG †	200	77,374
Fraport AG	2,238	137,650
Gemina SpA †	107,844	89,585
Groupe Eurotunnel SA	33,006	286,358
Hamburger Hafen Und Logistik AG	1,110	39,323
Hong Kong Aircraft Engineering Company Limited	10,000	142,209
Hopewell Highway Infrastructure Limited	67,500	39,423
International Container Term Services Incorporated	134,600	185,742
Japan Airport Terminal Company Limited	10,800	144,283
Kamigumi Company Limited	36,000	309,116
Koninklijke Vopak NV	4,645	259,299
Macquarie Atlas Roads Limited †	53,146	95,184
Malaysia Airports Holdings Berhad †	50,200	95,858
Mitsubishi Logistics Corporation	25,000	293,086
Mitsui-Soko Company Limited	9,000	35,982
Mundra Port & Special Economic Zone Limited	49,540	150,258
Nissin Corporation †	4,000	10,924
Port of Tauranga Limited †	9,453	86,295
SIA Engineering Company	30,000	90,193
Singapore Airport Terminal Services Limited	80,666	156,733
Societa Iniziative Autostradali e Servizi SpA †	1,409	11,432
Societe Des Autoroutes Paris-Rhin-Rhone †	299	16,847
Sumitomo Warehouse Company Limited	17,000	83,442
Sydney Airport Holdings Limited	215,984	606,876
TAV Havalimanlari Holding AS †	40,981	210,375
The Great Eastern Shipping Company Limited †	13,632	67,131
TNT Express NV	21,386	266,434
Transurban Group	190,322	1,143,021
Westshore Terminals Investment Corporation	8,100	200,484

		8,848,798

The accompanying notes are an integral part of these financial statements.

222	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Information Technology: 14.51%

Communications Equipment: 1.56%
AAC Acoustic Technologies Holdings Incorporated	104,000	$267,368
Acme Packet Incorporated †«	36,100	1,100,328
ADTRAN Incorporated «	128,300	4,522,575
Aiphone Company Limited †	800	15,264
Alcatel SA †	170,658	427,906
Arris Group Incorporated †	241,800	2,754,102
Aruba Networks Incorporated †«	59,700	1,288,923
Brocade Communications Systems Incorporated †	323,236	1,868,304
BYD Electronic International Company Limited	64,000	26,075
China Wireless Technologies Limited	296,000	62,587
Ciena Corporation †«	182,680	2,725,586
Cisco Systems Incorporated	1,102,149	21,910,722
Comba Telecom Systems Holdings Limited	120,212	90,358
Compal Communications Incorporated †	40,025	92,179
Comtech Telecommunications Corporation «	48,510	1,565,418
D-Link Corporation	73,749	57,828
Denki Kogyo Company Limited	2,000	9,841
Emulex Corporation †	171,335	1,792,164
EVS Broadcast Equipment SA	552	29,748
F5 Networks Incorporated †	55,438	6,927,532
Harris Corporation «	77,300	3,372,599
High Tech Computer Corporation	157,691	3,545,848
Hitachi Kokusai Electric Incorporated	5,000	43,486
Icom Incorporated †	600	14,791
Interdigital Incorporated «	89,532	3,388,786
Japan Radio Company Limited	2,000	5,167
Juniper Networks Incorporated †	109,684	2,496,408
Motorola Mobility Holdings Incorporated †	199,687	7,927,574
Motorola Solutions Incorporated	33,942	1,690,312
Nokia Oyj	300,109	1,575,350
Polycom Incorporated †	124,190	2,564,524
Qualcomm Incorporated	344,397	21,414,605
Research in Motion Limited †	35,415	502,170
Riverbed Technology Incorporated †	106,673	3,036,980
Sonus Networks Incorporated †«	408,135	1,191,754
Spirent plc	75,318	168,831
Telefonaktiebolaget LM Ericsson Class A	3,200	31,991
Telefonaktiebolaget LM Ericsson Class B	254,635	2,557,202
Tellabs Incorporated	650,264	2,575,045
VTech Holdings Limited	20,000	225,368
Zinwell Corporation †	23,446	31,106

		105,894,705

Computers & Peripherals: 2.46%
Acer Incorporated	431,517	660,575
Advantech Company Limited †	80,701	271,785
Amtran Technology Company Limited †	169,006	132,234
Apple Incorporated †	189,188	102,623,139

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	223

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Computers & Peripherals (continued)
Asustek Computer Incorporated	153,601	$1,442,165
BenQ Corporation †	171,392	49,967
Catcher Technology Company Limited †	126,614	928,198
Chicony Electronics Company Limited †	59,012	121,654
Clevo Company †	65,586	117,803
CMC Magnetics Corporation †	511,000	99,433
Compal Electronic Incorporated †	835,754	989,394
Dell Incorporated †	186,900	3,233,370
Diebold Incorporated	41,736	1,633,130
Eizo Nanao Corporation	1,900	41,651
Electronics For Imaging Incorporated †	98,478	1,571,709
Elitegroup Computer Systems †	43,672	11,751
EMC Corporation †	411,920	11,406,065
Foxconn Technology Company Limited †	170,781	787,210
Fujitsu Limited	314,000	1,703,457
Gemalto NV	6,728	384,409
Gigabyte Technology Company Limited †	276,000	236,134
Hewlett-Packard Company	240,115	6,077,311
Inventec Company Limited †	842,110	401,059
Jess Link Products Company Limited †	37,143	46,751
Lenovo Group Limited	1,064,000	942,431
Lexmark International Incorporated «	52,200	1,925,136
Lite-On Technology Corporation †	522,656	710,304
Logitech International SA †	8,712	74,149
Megachips Corporation	3,200	60,268
Melco Holdings Incorporated	2,000	50,584
Micro-Star International Company Limited †	112,218	52,299
Mitac International Corporation	90,131	33,267
NetApp Incorporated †	75,081	3,228,483
Pegatron Corporation †	284,150	386,651
QLogic Corporation †	206,300	3,546,297
Quanta Computer Incorporated	656,766	1,624,265
Ritek Corporation †	272,159	54,624
SanDisk Corporation †	27,400	1,355,204
Seagate Technology plc	286,307	7,518,422
Seiko Epson Corporation	20,800	281,461
Toshiba Corporation	670,000	2,934,186
TPV Technology Limited	122,000	37,436
Wacom Company Limited	35	63,852
Western Digital Corporation †	154,700	6,071,975
Wincor Nixdorf AG	1,542	83,779
Wistron Corporation	346,015	576,182

		166,581,609

Electronic Equipment, Instruments & Components: 1.59%
Agilent Technologies Incorporated	67,400	2,939,988
Alps Electric Company Limited †	26,700	238,786
Amphenol Corporation Class A	115,334	6,454,091
Anixter International Incorporated †	59,941	4,168,297
Anritsu Corporation	16,000	192,693

The accompanying notes are an integral part of these financial statements.

224	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Arisawa Manufacturing Company Limited	3,400	$14,179
Arrow Electronics Incorporated †	77,214	3,100,142
AU Optronics Corporation	1,267,319	685,480
Avnet Incorporated †	100,638	3,596,802
AVX Corporation	31,628	418,755
Benchmark Electronics Incorporated †«	116,504	1,912,996
Brightpoint Incorporated †	141,644	1,246,467
Calcomp Electronics PCL †	243,600	22,698
Canon Electronics Incorporated	2,400	59,166
Celestica Incorporated NPV †	11,138	104,575
Checkpoint Systems Incorporated †	84,400	936,840
Cheng Uei Precision Industry Company Limited †	71,144	170,624
Chroma ATE Incorporated †	84,624	194,028
Chunghwa Picture Tubes Limited †	608,075	46,129
Citizen Holdings Company Limited	51,300	316,799
CMK Corporation	4,800	26,926
Corning Incorporated	175,800	2,292,432
Daishinku Corporation †	6,000	22,217
Delta Electronics (Thailand) PCL †	22,600	17,175
Delta Electronics Incorporated	457,531	1,257,603
Digital China Holdings Limited	114,000	228,994
Dolby Laboratories Incorporated Class A †	106,726	4,063,059
Electrocomponents plc	44,350	170,394
Enplas Corporation †	3,900	85,158
ESPEC Corporation	3,600	25,686
Everlight Electronics Company Limited †	41,210	92,244
Evertz Technologies Limited	1,640	24,282
Flextronics International Limited †	484,800	3,417,840
FLIR Systems Incorporated «	111,359	2,914,265
Foxconn International Holdings Limited †	378,000	265,607
FUJIFILM Holdings Corporation	76,700	1,940,853
Hakuto Company Limited	4,800	48,655
Halma plc	23,669	147,947
Hamamatsu Photonics	11,400	406,131
Hana Microelectronics PCL	194,800	139,028
Hannstar Display Corporation †	523,962	62,028
Hioki EE Corporation †	900	15,456
Hirose Electric Company Limited	6,300	647,128
Hitachi High Technologies Corporation	8,300	189,913
Hitachi Limited	669,000	3,892,693
Hon Hai Precision Industry Company Limited	1,699,388	5,925,543
Horiba Limited	5,500	174,966
Hosiden Corporation	6,500	50,135
Hoya Corporation	67,500	1,571,042
Ibiden Company Limited	27,700	666,858
Ingenico SA	5,163	247,185
Ingram Micro Incorporated †	104,273	1,994,742
Innolux Display Corporation †	1,447,723	780,596
Insight Enterprises Incorporated †	84,060	1,756,854
IPG Photonics Corporation †«	18,000	947,340

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	225

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Itron Incorporated †	78,962	$3,507,492
Jabil Circuit Incorporated	133,500	3,448,305
Japan Aviation Electronics Industry Limited	9,000	72,961
Japan Cash Machine Company Limited †	2,900	22,404
Ju Teng International Holdings Limited	76,000	24,497
Kaga Electronics Company Limited †	3,800	39,875
Keyence Corporation	6,600	1,730,988
Kingboard Chemicals Holdings Limited	89,950	333,999
Kingboard Laminates Holdings Limited	121,000	71,762
KOA Corporation	3,700	39,553
Kudelski SA	2,324	17,982
Kyocera Corporation	27,100	2,396,962
Kyocera Corporation ADR	30	2,685
Laird Group plc	7,493	20,682
Largan Precision Company Limited †	20,244	453,830
LG Innotek Company Limited †	2,021	173,245
LG Phillips LCD Company Limited †	35,770	946,427
Littelfuse Incorporated «	45,451	2,405,721
Mitsumi Electric Company Limited	8,700	83,158
MMI Holdings Limited	161,343	409,804
Molex Incorporated «	48,291	1,308,686
Molex Incorporated Class A	58,047	1,298,511
Muramoto Electron Thailand PCL †	300	1,854
Murata Manufacturing Company Limited	34,300	2,044,329
Nan Ya Printed Circuit Board Corporation †	26,197	65,858
Nichicon Corporation	9,200	113,175
Nidec Sankyo Corporation	3,000	19,633
Nihon Dempa Kogyo Company Limited	3,200	44,916
Nippon Chemi-Con Corporation	17,000	70,685
Nippon Electric Glass Company Limited	61,000	570,304
Oki Electric Industry Company Limited †	109,000	119,338
Omron Corporation	39,304	870,306
Optex Company Limited †	2,730	33,516
Osaki Electric Company Limited	5,000	51,236
Pan-International Industrial †	59,176	62,606
Plexus Corporation †	70,400	2,442,880
Premier Farnell plc	18,366	63,725
Ryosan Company Limited	4,200	85,974
Ryoyo Electro Corporation	800	8,759
Samart Corporation PCL †	379,400	113,450
Samsung SDI Company Limited †	4,754	586,428
Sanshin Electronics Company Limited	900	8,558
Shimadzu Corporation	41,000	355,074
Sintek Photronic Corporation †	188,000	99,769
SMK Corporation †	11,000	39,378
Spectris plc	7,349	204,017
Star Micronics Company Limited	6,100	60,557
Synnex Technology International Corporation †	224,462	568,867
Taiyo Yuden Company Limited	15,000	155,739
Tamura Corporation	16,000	46,451

The accompanying notes are an integral part of these financial statements.

226	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TDK Corporation	20,900	$1,090,122
TE Connectivity Limited	49,774	1,819,240
Teikoky Tsushin Kogyo Company †	2,000	3,617
TOKO Incorporated †	14,000	32,550
Topcon Corporation	6,200	36,762
Toyo Corporation	3,700	40,555
TPK Holding Company Limited †	29,350	492,229
Trimble Navigation Limited †	85,259	4,287,675
Tripod Technology Corporation †	79,261	246,713
Truly International	22,000	4,170
Unimicron Technology Corporation †	208,402	272,945
Universal Display Corporation †«	79,100	3,267,621
Venture Corporation Limited	33,000	222,436
Vishay Intertechnology Incorporated †	274,354	3,363,580
Vishay Precision Group †	200	2,938
Wasion Group Holdings Limited †	28,000	12,166
WBL Corporation Limited	16,000	43,753
Wintek Corporation †	225,484	199,051
WPG Holdings Company Limited †	262,227	373,769
Yageo Corporation †	232,000	77,975
Yamatake Corporation	10,300	236,562
Yaskawa Electric Corporation	38,000	364,620
Yokogawa Electric Corporation	29,700	282,422
Yokowo Company Limited †	3,200	19,250
Young Fast Optoelectronics Company Limited	13,071	38,062

		107,876,204

Internet Software & Services: 1.30%
Access Company Limited	32	14,368
Akamai Technologies Incorporated †	125,048	4,501,728
Alibaba.com Limited †	162,766	277,425
AOL Incorporated †«	183,985	3,304,371
Baidu.com Incorporated ADR †	20,072	2,743,842
Daum Communications Corporation †	1,227	123,608
eAccess Limited	510	127,359
Earthlink Incorporated	211,193	1,577,612
eBay Incorporated †	223,608	7,991,750
Equinix Incorporated †	32,672	4,579,961
G-Resources Group Limited †	1,353,000	92,454
Google Incorporated Class A †	52,042	32,174,967
Gourmet Navigator Incorporated †	1,800	20,881
Gree Incorporated	13,200	412,774
IAC InterActiveCorp	49,940	2,277,264
Internet Initiative Japan Incorporated	21	66,263
Kakaku.com Incorporated	4,600	134,282
Mixi Incorporated †	4	12,006
NetEase.com Incorporated ADR †	12,292	644,347
NHN Corporation †	7,734	1,614,239
Open Text Corporation †	4,600	280,617
OpenTable Incorporated †«	44,400	2,153,400

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	227

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Internet Software & Services (continued)
Rackspace Hosting Incorporated †«	75,404	$3,939,105
So-Net Entertainment Corporation †	16	62,591
Telecity Group plc †	21,802	239,152
Tencent Holdings Limited	148,300	3,862,278
Tiscali SpA †	588	32
United Internet AG	13,768	265,792
ValueClick Incorporated †«	159,190	3,311,152
VeriSign Incorporated «	108,200	3,997,990
VistaPrint NV †«	78,372	3,188,173
WebMD Health Corporation †	114,534	2,846,170
White Energy Company Limited †	56,094	27,071
Yahoo! Japan Corporation	2,552	806,820

		87,671,844

IT Services: 1.89%
Acxiom Corporation †	165,619	2,325,291
Alliance Data Systems Corporation †	36,280	4,402,941
Amadeus IT Holding SA	24,700	470,582
Atos Origin SA	3,333	189,700
Broadridge Financial Solutions Incorporated	80,013	1,947,516
CACI International Incorporated Class A †«	55,156	3,261,926
Cap Gemini SA	11,661	513,774
CGI Group Incorporated †	22,100	473,069
Cielo SA	66,087	2,362,930
Cognizant Technology Solutions Corporation Class A †	61,587	4,369,598
Computer Sciences Corporation	102,200	3,245,872
Computershare Limited	90,286	749,443
Convergys Corporation †«	211,277	2,721,248
Corelogic Incorporated †	213,156	3,278,339
CSG Systems International Incorporated †«	67,612	1,082,468
Digital Garage Incorporated	18	46,500
DST Systems Incorporated «	26,500	1,404,500
Euronet Worldwide Incorporated †«	93,400	1,801,686
Fiserv Incorporated †	97,214	6,445,288
Gartner Incorporated †	61,900	2,492,094
Global Payments Incorporated	57,613	2,973,983
HCL Technologies Limited †	38,648	382,419
Hi Sun Technology China Limited †	309,000	69,718
Indra Sistemas SA	6,012	76,445
Ines Corporation	2,500	19,806
Infosys Technologies Limited †	70,326	4,137,554
Infosys Technologies Limited ADR «	17,827	1,028,261
International Business Machines Corporation «	240,846	47,381,634
Iress Market Technology Limited	16,055	122,421
IT Holdings Corporation	8,106	91,740
Itochu Techno-Science Corporation	4,300	191,487
Logica plc	104,184	142,625
Mphasis Limited †	9,756	86,273
NEC Fielding Limited †	800	10,264
Net One Systems Company Limited	60	148,062

The accompanying notes are an integral part of these financial statements.

228	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

IT Services (continued)
Nihon Unisys Limited	9,400	$63,021
Nomura Research Institute Limited	17,300	411,378
NS Solutions Corporation	2,600	50,759
NTT Data Corporation	228	768,227
OBIC Company Limited	990	189,134
Otsuka Corporation	2,800	207,356
Patni Computer Systems Limited †	1,797	17,570
Redecard SA	74,076	1,539,970
SAIC Incorporated †«	237,949	2,907,737
Satyam Computer Services Limited †	135,961	190,723
Satyam Computer Services Limited ADR †«	16,451	43,595
SK C&C Company Limited	2,814	315,678
SMS Management & Technology Limited	7,620	41,841
Tata Consultancy Services Limited †	80,755	2,013,438
Tech Mahindra Limited †	3,875	47,479
Teletech Holdings Incorporated †	53,400	815,418
Teradata Corporation †	115,301	7,673,282
TietoEnator Oyj	2,740	50,267
TKC AS	2,200	44,709
Total System Services Incorporated	129,350	2,830,178
Transcosmos Incorporated	4,400	55,697
Unisys Corporation †	77,400	1,445,832
Wipro Limited	83,491	736,530
Wipro Limited ADR «	28,596	313,984
Wirecard AG	9,255	182,675
Wright Express Corporation †«	76,451	4,730,788

		128,134,723

Office Electronics: 0.17%
Ability Enterprise Company Limited	40,000	41,910
Brother Industries Limited	35,400	457,687
Canon Incorporated	170,000	7,695,904
Canon Incorporated ADR	7	317
Konica Minolta Holdings Incorporated	79,500	670,894
Neopost SA	2,133	145,955
OCE NV †(a)	3,572	46,400
Ricoh Company Limited	123,565	1,135,479
Riso Kagaku Corporation †	3,700	58,943
Toshiba TEC Corporation	19,000	70,353
Xerox Corporation	158,039	1,300,661

		11,624,503

Semiconductors & Semiconductor Equipment: 2.91%
Advanced Micro Devices Incorporated †	381,600	2,804,760
Advanced Semiconductor Engineering Incorporated †	1,128,908	1,106,020
Advantest Corporation	21,400	301,690
Aixtron AG	8,010	133,023
Alicorp †	61,000	107,698
Altera Corporation	67,016	2,576,765

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	229

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices Incorporated	200,500	$7,861,605
Applied Materials Incorporated	162,300	1,986,552
ARM Holdings plc	107,385	972,927
ASM International NV	1,848	69,283
ASM Pacific Technology	27,000	380,483
ASML Holding NV	33,599	1,544,356
Atmel Corporation †«	295,203	2,984,502
ATMI Incorporated †	58,100	1,279,943
Axell Corporation †	1,400	31,620
Broadcom Corporation Class A	98,800	3,670,420
Cabot Microelectronics Corporation	45,617	2,292,254
Cavium Incorporated †	94,107	3,362,443
CREE Incorporated †	79,263	2,400,876
CSR plc	9,097	36,876
Cymer Incorporated †«	54,206	2,492,392
Cypress Semiconductor Corporation	300,900	5,190,525
Dainippon Screen Manufacturing Company Limited	36,000	303,358
Dialog Semiconductor plc †	8,213	176,333
Disco Corporation	3,800	211,059
Elan Microelectronics Corporation †	44,000	57,627
Epistar Corporation †	213,210	558,483
Fairchild Semiconductor International Incorporated †	249,782	3,644,319
Faraday Technology Corporation †	23,527	39,057
Ferrotec Corporation	3,100	39,889
First Solar Incorporated †«	38,600	1,246,780
Formosa Sumco Technology Corporation	12,600	17,467
Gintech Energy Corporation	66,008	92,289
Global Unichip Corporation †	4,386	17,308
GT Advanced Technologies Incorporated †	238,592	2,042,348
Hittite Microwave Corporation †	55,600	3,179,208
Hynix Semiconductor Incorporated †	92,937	2,508,836
Infineon Technologies AG	90,081	911,033
Inotera Memories Incorporated †	214,888	58,773
Integrated Device Technology Incorporated †	300,482	2,076,331
Intel Corporation	608,634	16,360,082
International Rectifier Corporation †	135,800	3,048,710
Intersil Corporation Class A	245,879	2,783,350
King Yuan Electronics Company Limited †	144,063	62,730
Kinsus Interconnect Technology Corporation †	27,582	98,051
KLA-Tencor Corporation	111,700	5,406,280
Kontron AG	3,147	25,681
Linear Technology Corporation	142,400	4,767,552
LSI Logic Corporation †	376,593	3,238,700
Macronix International †	509,192	216,523
Mediatek Incorporated †	213,367	2,184,769
Microchip Technology Incorporated «	128,300	4,627,781
Micron Technology Incorporated †	575,700	4,922,235
Micronics Japan Company Limited †	600	3,720
Microsemi Corporation †	169,100	3,537,572
Mimasu Semiconductor Industry Company Limited	600	5,728

The accompanying notes are an integral part of these financial statements.

230	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Mitsui High-Tec Incorporated †	6,300	$33,093
MStar Semiconductor Incorporated	89,000	566,165
Nanya Technology Corporation †	379,367	53,816
Novatek Microelectronics Corporation Limited †	83,790	250,834
Novellus Systems Incorporated †«	45,800	2,128,784
ON Semiconductor Corporation †	295,700	2,681,999
PMC-Sierra Incorporated †	456,733	3,137,756
Powertech Technology Incorporated †	132,914	304,749
PV Crystalox Solar plc	8,268	618
Q-Cells AG †	3,594	1,460
Radiant Opto Electronics Corporation †	108,150	481,958
Rambus Incorporated †	201,500	1,426,620
Realtek Semiconductor Corporation †	50,482	107,160
Renesas Electronics Corporation †	6,100	41,947
Renewable Energy Corporation AS †	22,630	16,729
RF Micro Devices Incorporated †«	530,623	2,531,072
Richtek Technology Corporation †	15,166	90,802
Rohm Company Limited	15,000	754,705
Samsung Electronics Company Limited	19,804	21,348,968
Sanken Electric Company Limited	16,000	71,645
Semiconductor Manufacturing International Corporation †	3,332,000	176,133
Semtech Corporation †«	126,600	3,634,686
Seoul Semiconductor Company Limited	4,653	110,011
Shindengen Electric Manufacturing Company Limited	9,000	42,404
Shinkawa Limited	2,200	12,314
Shinko Electric Industries	6,300	57,893
Silex Systems Limited †	14,168	48,774
Silicon Laboratories Incorporated †«	86,165	3,860,192
Siliconware Precision Industries Company †	700,471	825,667
Sino-Tech International Holdings Limited †	2,700,000	26,456
Soitec SA †	13,811	91,818
Solarworld AG	3,922	17,317
STMicroelectronics NV	49,579	369,903
Sumco Corporation	14,300	153,748
Taiwan Semiconductor Manufacturing Company Limited †	4,520,298	12,470,954
Teradyne Incorporated †«	362,508	5,952,381
Tessera Technologies Incorporated	98,300	1,651,440
Texas Instruments Incorporated	139,600	4,655,660
Tokyo Electron Limited	29,200	1,620,027
Tokyo Seimitsu Company Limited	6,200	133,854
Transcend Information Incorporated †	36,130	108,036
Triquint Semiconductor Incorporated †«	319,300	2,056,292
ULVAC Incorporated	9,400	112,976
United Microelectronics Corporation †	2,665,301	1,405,367
Veeco Instruments Incorporated †«	80,200	2,168,608
VIA Technologies Incorporated †	150,971	118,636
Windbond Electronics Corporation †	630,000	138,019
Xilinx Incorporated «	183,300	6,769,269

		196,876,690

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	231

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Software: 2.63%
ACI Worldwide Incorporated †	81,500	$3,079,070
Adobe Systems Incorporated †	96,444	3,172,043
Advent Software Incorporated †	64,880	1,669,362
Ansys Incorporated †	63,845	4,033,727
Ariba Incorporated †	191,800	6,035,946
Asseco Poland SA	10,340	179,222
athenahealth Incorporated †«	72,163	5,099,759
Autodesk Incorporated †	157,398	5,957,514
Aveva Group plc	5,331	145,281
BMC Software Incorporated †	115,700	4,331,808
CA Incorporated	47,100	1,273,113
Cadence Design Systems Incorporated †«	529,100	6,227,507
Capcom Company Limited	7,500	166,349
Check Point Software Technologies †«	111,814	6,503,102
Citrix Systems Incorporated †	36,700	2,742,958
CommVault Systems Incorporated †	80,900	4,172,013
Concur Technologies Incorporated †«	96,120	5,666,274
Dassault Systemes SA	4,240	352,043
DTS Corporation	800	10,412
Factset Research Systems Incorporated «	30,041	2,625,583
Financial Technologies (India) Limited †	3,146	53,080
Fortinet Incorporated †	80,000	2,164,000
Fuji Soft Incorporated	2,600	50,279
I-Flex Solutions Limited †	2,030	109,583
Informatica Corporation †	73,638	3,620,044
Intuit Incorporated	54,142	3,131,573
Kingdee International Software Group Company Limited	408,000	109,940
Konami Corporation	20,000	549,637
MacDonald Dettwiler & Associates Limited	1,866	83,640
Mentor Graphics Corporation †«	180,272	2,732,924
Micro Focus International plc	17,746	127,045
MICROS Systems Incorporated †	56,429	2,930,358
Microsoft Corporation	890,471	28,263,550
Misys plc	22,999	119,098
NCsoft Corporation	2,174	538,290
Neowiz Games Corporation †	3,490	123,225
Nice Systems Limited †	4,405	150,057
Nintendo Company Limited	16,900	2,494,772
Nippon System Development Company Limited	4,000	34,789
Nuance Communications Incorporated †«	159,844	4,143,156
OBIC Business Consultants Limited †	300	13,360
Oracle Corporation	797,215	23,334,483
Oracle Corporation (Japan)	4,300	154,935
Red Hat Incorporated †	131,152	6,486,778
Rovi Corporation †	77,189	2,738,666
Royalblue Group plc	2,334	61,638
Sage Group plc	99,431	491,322
Salesforce.com Incorporated †«	24,767	3,545,644
SAP AG	76,714	5,176,735
Software AG	3,724	141,526

The accompanying notes are an integral part of these financial statements.

232	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Software (continued)
Solera Holdings Incorporated	49,260	$2,364,480
Square Enix Company Limited	9,300	181,447
Sumisho Computer Systems	4,300	65,857
Symantec Corporation †	87,500	1,561,000
Take-Two Interactive Software Incorporated †«	165,740	2,560,683
Tecmo Koei Holdings Company Limited	8,000	63,476
Temenos Group AG †	5,073	99,531
TiVo Incorporated †	233,367	2,625,379
Trend Micro Incorporated	16,500	481,867
Ubisoft Entertainment †	3,327	28,342
Verifone Holdings Incorporated †	70,699	3,385,775
VMware Incorporated †	57,711	5,707,041
Websense Incorporated †	78,508	1,413,929

		177,656,020

Materials: 7.05%

Chemicals: 2.78%
A Schulman Incorporated	57,794	1,493,397
Achilles Corporation †	8,000	11,908
Adeka Corporation	14,900	142,786
Agrium Incorporated	12,600	1,071,977
Air Liquide SA	22,813	2,964,302
Air Products & Chemicals Incorporated	40,500	3,654,720
Air Water Incorporated	25,000	325,071
Airgas Incorporated	46,605	3,836,990
Akzo Nobel NV	18,959	1,075,405
Alexandria Mineral Oils Company †	1,424	20,347
Arkema	5,927	543,124
Asahi Kasei Corporation	196,000	1,241,727
Asahi Organic Chemicals Industry Company Limited †	3,000	8,451
Ashland Incorporated	47,789	3,037,469
Asian Paints Limited †	9,321	602,993
BASF SE NPV	73,908	6,489,014
Batu Kawan Berhad	35,500	222,801
Brenntag AG	2,101	244,927
C Uyemura & Company Limited	300	11,385
Castrol India Limited †	13,536	132,474
CF Industries Holdings Incorporated	14,093	2,621,298
Cheil Industries Incorporated †	8,190	699,872
China Petrochemical Development Corporation †	309,010	396,827
China Steel Chemical Corporation †	25,000	119,064
Christian Hansen Holding AS	5,543	137,075
Chugoku Marine Paints Limited	5,000	34,383
Ciech SA †	645	3,810
Clariant AG	17,409	243,422
Coromandel International Limited	25,974	146,882
Croda International	12,671	434,210
Cytec Industries Incorporated «	101,675	6,045,596
Daicel Chemical Industries Limited	51,000	332,513

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	233

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
Dainichiseika Color & Chemicals Manufacturing Company Limited †	15,000	$70,488
Dainippon Ink & Chemicals Incorporated	139,000	285,558
Daiso Company Limited †	4,000	12,941
DC Chemical Company Limited †	3,438	825,138
Denki Kagaku Kogyo Kabushiki Kaisha	66,000	264,682
Dow Chemical Company	138,944	4,656,013
DuluxGroup Limited	54,825	182,271
Earth Chemical Company Limited †	1,200	42,175
Eastman Chemical Company	86,900	4,703,897
Ecolab Incorporated	54,938	3,296,280
EI du Pont de Nemours & Company	109,791	5,582,872
EMS-Chemie Holdings AG	477	90,845
Eternal Chemical Company Limited †	140,817	126,465
Filtrona plc	12,643	90,512
FMC Corporation	49,613	4,910,199
Formosa Chemicals & Fibre Corporation †	879,170	2,751,519
Formosa Plastics Corporation †	1,025,298	3,208,852
Frutarom Industries Limited	1,818	17,252
Fufeng Group Limited	66,000	33,016
Fujimi Incorporated †	1,000	13,224
Givaudan SA	624	589,375
Global Bio-Chem Technology Group Company Limited	179,200	48,288
Grasim Industries Limited †	12,530	708,580
Grasim Industries Limited GDR	2,371	134,082
Hanwha Chem Corporation †	14,353	357,951
Hitachi Chemical Company Limited	13,500	249,274
Honam Petrochemical Corporation	2,009	635,711
Huabao International Holdings Limited	294,000	208,478
Huntsman Corporation	142,029	1,940,116
Hyosung Corporation	3,096	184,035
Incitec Pivot Limited	239,979	839,012
Intrepid Potash Incorporated †	35,300	892,737
Ishihara Sangyo Kaisha Limited †	110,000	117,727
Israel Chemicals Limited	30,578	324,300
Johnson Matthey plc	16,136	592,481
JSR Corporation	36,800	772,759
K&S AG	14,092	703,584
Kaneka Corporation	43,000	247,029
Kansai Paint Company Limited	40,000	377,906
Kanto Denka Kogyo Company Limited	6,000	23,324
Kemira Oyj	5,300	75,837
Kolon Industries Incorporated	2,265	146,988
Koninklijke DSM NV	17,062	949,048
Korea Kumho Petrochemical Company †	2,618	366,236
KP Chemical Corporation †	5,520	82,401
Kuraray Company Limited	52,100	751,153
Kureha Corporation	14,000	69,578
LANXESS AG	8,492	634,709
Lee Chang Yung Chemical Industry Corporation †	59,719	110,719
LG Chem Limited	7,114	2,534,071

The accompanying notes are an integral part of these financial statements.

234	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
Linde AG	13,597	$2,260,786
Lintec Corporation	6,500	132,895
LyondellBasell Class A	39,000	1,684,020
Methanex Corporation	5,900	184,969
Mexichem SAB de CV	142,600	515,933
Minerals Technologies Incorporated	34,842	2,249,748
Mitsubishi Chemical Holdings Corporation	217,500	1,252,184
Mitsubishi Gas Chemical Company Incorporated	67,000	425,292
Mitsui Chemicals Incorporated	143,000	489,039
Monsanto Company	108,108	8,365,397
Mosaic Company	62,102	3,586,391
Nan Ya Plastics Corporation	1,338,570	3,287,684
NewMarket Corporation «	18,758	3,422,022
Nihon Nohyaku Company Limited	2,000	8,587
Nihon Parkerizing Company Limited	6,000	89,015
Nippon Chemical Industrial Company Limited	4,000	7,283
Nippon Kayaku Company Limited	24,000	225,563
Nippon Paint Company Limited	43,000	336,425
Nippon Shokubai Company Limited	24,000	283,134
Nippon Soda Company Limited	15,000	67,721
Nippon Synthetic Chemical Industry Company Limited	7,000	42,453
Nippon Valqua Industries Limited	4,000	11,859
Nissan Chemical Industries Limited	22,000	219,215
Nitto Denko Corporation	26,600	1,092,927
NOF Corporation	39,000	191,906
Novozymes A/S B Shares	20,790	618,440
Nufarm Limited †	39,523	200,064
Nuplex Industries Limited †	14,767	31,545
OCI Materials Company Limited †	682	47,124
Okamoto Industries Incorporated †	14,000	54,078
Olin Corporation	139,600	2,935,788
OM Group Incorporated †	64,100	1,761,468
Orica Limited	54,334	1,584,958
Oriental Union Chemical Corporation †	72,660	101,095
Petkim Petrokimya Holding SA †	51,350	64,580
Petronas Chemicals Group Berhad	413,500	924,871
Potash Corporation of Saskatchewan	68,100	3,168,066
Praxair Incorporated	61,302	6,681,918
PTT Global Chemical PCL	185,323	456,189
Rockwood Holdings Incorporated †	46,800	2,492,100
RPM International Incorporated	256,318	6,118,311
Sakai Chemical Industry Company Limited	33,000	132,341
Samsung Fine Chemicals Company †	2,398	131,612
Sanyo Chemical Industries Limited	8,000	54,422
Scotts Miracle-Gro Company «	83,592	3,915,449
Sensient Technologies Corporation	97,799	3,617,585
Sherwin-Williams Company	59,800	6,168,370
Shikoku Chemicals Corporation †	4,000	24,062
Shin-Etsu Chemical Company Limited	60,300	3,230,490
Shin-Etsu Polymer Company Limited	3,100	15,483

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	235

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
Showa Denko KK	224,000	$507,024
Sidi Kerir Petrochemcials Company	9,866	23,296
Sigma-Aldrich Corporation «	71,844	5,157,681
Sika AG	143	311,385
Sino Union Energy Investment Group Limited †	280,000	18,411
Sinochem Hong Kong Holding Limited	212,000	63,139
SK Chemicals Company Limited †	1,933	120,432
SKC Company Limited †	2,740	120,012
Solvay SA	6,042	743,475
ST Corporation †	700	8,783
Stella Chemifa Corporation	600	16,091
Sumida Electric	3,100	87,253
Sumitomo Bakelite Company Limited	25,000	149,465
Sumitomo Chemical Company Limited	269,000	1,164,817
Symrise AG	6,829	199,343
Syngenta AG	7,566	2,467,083
Synthos SA †	150,781	253,074
Taiwan Fertilizer Company Limited †	113,000	316,366
Taiyo Nippon Sanso Corporation	48,000	317,087
Takasago International Corporation	13,000	61,090
Tata Chemicals Limited †	33,523	247,917
Teijin Limited	148,000	495,215
Tenma Corporation †	1,000	10,493
Tessenderlo Chemie NV †	899	29,440
Tessenderlo Chemie VVPR Strips †	75	15
The Israel Corporation Limited	200	120,074
Tikkurila Oyj	1,325	26,744
Toagosei Company Limited	34,000	150,990
Tokai Carbon Company Limited	31,000	167,794
Tokuyama Corporation	47,000	168,828
Tokyo Ohka Kokyo	6,500	148,407
Toray Industries Incorporated	259,000	1,841,580
Tosoh Corporation	78,000	229,327
Toyo Ink Manufacturing Company Limited	33,000	135,995
TSRC Corporation †	155,300	396,756
UBE Industries Limited Japan	152,000	439,414
Umicore SA	8,333	433,535
United Phosphorus Limited †	60,189	191,399
Uralkali Sponsored GDR	50,000	2,034,485
USI Corporation †	122,000	123,262
Victrex plc	5,337	112,586
Wacker Chemie AG	1,172	115,704
WR Grace & Company †	125,735	7,161,866
Yara International ASA	15,694	769,622
Yushiro Chemical Industry Company Limited †	600	6,628
Zaklady Azotowe Pulawy SA	351	10,168
Zeon Corporation	29,000	272,555

		188,086,871

The accompanying notes are an integral part of these financial statements.

236	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Construction Materials: 0.30%
Adelaide Brighton Limited	79,668	$256,320
Ambuja Cements Limited †	140,699	461,485
Anhui Conch Cement Company Limited	204,000	710,142
Asia Cement Corporation †	508,635	651,453
Associated Cement Companies Limited †	17,798	474,293
BBMG Corporation	183,000	193,471
Boral Limited	141,579	668,080
Brickworks Limited	11,048	125,356
Buzzi Unicem SpA	3,462	39,136
Cemex SAB de CV †	1,786,748	1,369,156
China Resources Cement Holdings Limited	334,000	281,197
China Shanshui Cement Group Limited	256,000	238,302
Ciments Francais SA	116	8,791
Cimpor Cimentos de Portugal SA	13,097	88,799
CRH plc	56,035	1,197,473
Fletcher Building Limited-Australia Exchange	7,993	43,803
Fletcher Building Limited-New Zeland Exchange	90,899	496,063
Goldsun Development & Construction Company Limited †	146,675	63,368
Heidelbergcement AG	10,652	573,485
Holcim Limited	19,527	1,273,453
Imerys SA	2,256	136,367
India Cements Limited †	26,354	54,230
Indocement Tunggal Prakarsa TBK PT	381,500	738,046
Italcementi SpA	3,427	25,683
Italcementi SpA RSP	2,435	7,916
Italmobiliare SpA	261	4,256
James Hardie Industries NV	57,969	455,698
Lafarge Malayan Cement Berhad †	55,470	132,958
Lafarge SA	13,960	649,288
Martin Marietta Materials Incorporated «	32,089	2,755,482
Nuh Cimento Sanayi AS †	7,805	47,964
Pretoria Portland Cement Company Limited	90,325	379,964
RHI AG †	386	9,195
SA Des Ciments Vicat	887	60,210
Semen Gresik Persero TBK PT	495,500	618,002
Shree Cement Limited †	2,671	152,633
Siam Cement PCL †	23,700	336,726
Siam Cement PCL - Foreign Registration	31,300	444,705
Siam City Cement PCL	10,000	99,455
Suez Cement Company †	4,510	17,395
Sumitomo Osaka Cement Company Limited	56,000	169,467
Taiheiyo Cement Corporation	221,000	473,047
Taiwan Cement Corporation †	699,746	898,606
TCC International Holdings Limited †	121,000	53,977
Texas Industries Incorporated «	48,512	1,641,161
Titan Cement Company SA	2,650	52,959
Ultra Tech Cement Limited †	18,092	519,171

		20,148,187

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	237

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Containers & Packaging : 0.50%
Amcor Limited	192,143	$1,463,053
AMVIG Holdings Limited	144,000	82,989
AptarGroup Incorporated	124,682	6,580,716
Ball Corporation	112,700	4,517,016
Bemis Company Incorporated	68,114	2,136,736
Cascades Incorporated	2,512	10,485
CCL Industries Incorporated	1,924	70,003
Crown Holdings Incorporated †	107,593	3,977,713
DS Smith plc	58,598	156,988
FP Corporation	1,500	93,185
Fuji Seal International Incorporated	2,400	42,957
Greif Incorporated Class A «	47,080	2,410,967
Huhtamaki Oyj	4,400	61,201
Hutchison Port Holdings Trust	679,000	539,805
La Seda de Barcelona SA †	48,278	2,701
Mayr-Melnhof Karton AG †	610	60,254
Nihon Yamamura Glass Company Limited	9,000	22,475
Owens-Illinois Incorporated †	109,811	2,624,483
Packaging Corporation of America	68,201	2,021,478
Rengo Company Limited	50,000	353,057
Rexam plc	60,844	401,803
Sealed Air Corporation	129,100	2,534,233
Silgan Holdings Incorporated	31,100	1,322,372
Smurfit Kappa Group plc - Ireland Exchange	6,101	62,190
Smurfit Kappa Group plc - London Exchange	4,061	41,390
Sonoco Products Company	66,739	2,191,709
Toyo Seikan Kaisha Limited	27,800	407,305

		34,189,264

Metals & Mining: 3.18%
Aber Diamond Corporation †	3,050	41,275
Acerinox SA	7,510	107,210
African Minerals Limited †	11,252	100,143
African Rainbow Minerals Limited †	22,497	572,012
Agnico Eagle Mines Limited	11,922	433,407
Aichi Steel Corporation	18,000	96,765
Alacer Gold Corporation †	17,005	164,129
Alamos Gold Incorporated	9,312	173,544
Alkane Resources Limited †	26,657	35,735
Allegheny Technologies Incorporated «	73,939	3,243,704
Allied Nevada Gold Corporation †«	164,600	5,663,886
Alumina Limited	369,445	542,810
Aluminum Corporation of China Limited	584,000	323,014
Aneka Tambang TBK PT	392,674	85,326
Anglo American plc	111,399	4,695,568
Anglo Platinum Limited	11,072	872,648
Anglogold Ashanti Limited	70,055	3,037,789
Antofagasta plc	29,101	615,747
APERAM	2,997	61,810
Aquarius Platinum Limited	50,501	108,861

The accompanying notes are an integral part of these financial statements.

238	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
ArcelorMittal	80,532	$1,697,908
Assore Limited	18,327	615,393
Atlas Iron Limited	113,981	389,942
AuRico Gold Incorporated Npv †	16,695	163,668
Aurizon Mines Limited †	6,389	33,900
Ausdrill Limited †	34,797	148,153
Barrick Gold Corporation	81,100	3,880,210
Beadell Resources Limited †	66,580	55,695
BHP Billiton Limited	494,434	19,142,241
BHP Billiton plc	172,155	5,580,334
Bhushan Steel Limited	8,325	67,249
BlueScope Steel Limited	682,088	307,232
Boliden AB	21,000	367,836
Borneo Lumbung Energi & Metal TBK PT †	3,508,500	330,624
Bradespar SA	4,300	99,359
CAP SA †	15,398	662,642
Carpenter Technology Corporation «	90,800	4,658,040
Centamin plc †	66,898	96,637
Centerra Gold Incorporated	13,776	277,065
CGA Mining Limited †	44,347	94,882
China Metal Recycling Holdings Limited	65,400	80,188
China Mining Resources Group Limited †(a)(i)	156,000	2,702
China Rare Earth Holdings Limited †	278,043	80,658
China Steel Corporation †	2,372,413	2,461,512
China Zhongwang Holdings Limited	128,000	56,275
Chubu Steel Plate Company Limited	2,600	14,329
Chung Hung Steel Corporation †	110,954	44,916
Cia de Minas Buenaventura SA †	21,516	873,031
Cia Minera Milpo SA	72,475	146,088
Cia Siderurgica Nacional SA †	134,278	1,369,170
Cia Vale do Rio Doce	241,246	6,118,074
Cliffs Natural Resources Incorporated	96,016	6,095,096
Coal of Africa Limited †	38,864	44,181
Coeur D’alene Mines Corporation †«	172,294	4,900,041
Commercial Metals Company	223,834	2,974,754
Compania de Minas Buenaventura SA ADR	5,559	223,083
Compass Minerals International Incorporated	64,709	4,662,283
Cudeco Limited †	10,995	39,620
Daido Steel Company Limited	58,000	382,433
Delong Holdings Limited †	7,000	1,511
Detour Gold Corporation †	6,848	187,906
Dongkuk Steel Mill Company Limited †	4,963	111,795
Dowa Mining Company Limited	39,000	256,674
Eastern Platinum Limited †	32,617	18,790
El Ezz Aldekhela Steel Alexandria †	164	14,097
El Ezz Steel Company †	15,612	21,228
Eldorado Gold Corporation	53,808	822,251
Eramet	461	74,409
Eregli Demir Ve Celik Fabrikalari Tas	189,187	443,415
Eurasian Natural Resources Corporation	24,425	272,198

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	239

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
Evraz plc	86,850	$585,425
Exxaro Resources Limited	23,737	666,739
Feng Hsin Iron & Steel Company †	61,690	108,707
First Quantum Minerals Limited	43,520	995,798
Fortescue Metals Group Limited	177,211	1,058,579
Fosun International	168,000	104,618
Franco-Nevada Corporation	13,507	596,823
Freeport-McMoRan Copper & Gold Incorporated	114,700	4,881,632
Fresnillo plc	15,690	474,762
Fushan International Energy Group Limited	438,000	188,048
Gabriel Resources Limited †	32,774	200,397
Gerdau SA	18,606	158,188
Gindalbie Metals Limited †	94,123	70,155
Glencore International plc	103,787	713,296
Godo Steel Limited	7,000	18,256
Gold Fields Limited	135,098	2,136,548
Goldcorp Incorporated	64,380	3,121,238
Golden Star Resources Limited †	13,559	27,133
Grupo Mexico SAB de CV	640,556	2,017,762
Harmony Gold Mining Company Limited	65,178	858,981
Hecla Mining Company «	546,477	2,776,103
Hidili Industry International Development Limited †	88,000	39,029
Hindalco Industries Limited †	238,424	724,369
Hindalco Industries Limited GDR 144A	47,917	145,581
Hindustan Zinc Limited	43,032	127,533
Hitachi Metals Limited	24,000	299,963
Hudbay Minerals Incorporated	14,987	180,701
Hyundai Hysco †	8,120	276,903
Hyundai Steel Company †	8,838	904,557
Iamgold Corporation	29,349	443,743
Iluka Resources Limited	62,627	1,121,645
Impala Platinum Holdings Limited	110,088	2,448,859
Independence Group NL	26,428	127,259
Indophil Resources NL †	152,574	70,360
Industrias Penoles SAB de CV	14,823	730,692
Inmet Mining Corporation	3,952	268,326
International Nickel Indonesia TBK PT	380,928	153,089
Intrepid Mines Limited †	100,257	141,927
Ivanhoe Mines Limited †	21,381	371,026
JFE Holdings Incorporated	86,800	1,869,686
Jiangxi Copper Company Limited	236,000	649,622
Jindal Steel & Power Limited †	66,764	793,853
JSC MMC Norilsk Nickel ADR «	206,172	4,084,267
JSW Steel Limited †	25,023	412,846
Kazakhmys plc	16,983	299,632
KGHM Polska Miedz SA	23,225	1,104,221
Kingsgate Consolidated Limited	17,704	130,249
Kinross Gold Corporation	88,907	983,912
Kobe Steel Limited	527,000	914,098
Korea Zinc Company Limited †	1,897	743,556

The accompanying notes are an integral part of these financial statements.

240	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
Koza Altin Isletmeleri AS	13,742	$272,593
Kumba Iron Ore Limited	12,294	934,101
Kyoei Steel Limited	2,500	44,655
Labrador Iron Ore Royalty Corporation	3,556	130,279
Lake Shore Gold Corporation †	38,384	59,742
Lonmin plc	8,473	148,681
Lundin Mining Corporation †	32,955	172,527
Lynas Corporation Limited †	235,520	308,152
Major Drilling Group International	4,509	82,164
Maruichi Steel Tube Limited	12,400	276,403
Medusa Mining Limited	21,450	147,916
Mercator Minerals Limited †	33,385	57,697
Midas Holdings Limited	65,000	20,529
Mincor Resources NL	16,028	12,118
Minefinders Corporation †	4,880	75,855
Minera Frisco SAB de CV †	103,477	451,259
Mineral Deposit Limited †	6,406	41,839
Mirabela Nickel Limited †	50,990	54,958
Mitsubishi Materials Corporation	234,000	754,189
Mitsubishi Steel Manufacturing Company Limited	10,000	31,984
Mitsui Mining & Smelting Company Limited	75,000	226,965
Mitsui Mining Company Limited	5,500	8,525
Mittal Steel South Africa Limited	48,291	419,142
Molycorp Incorporated †«	41,300	1,020,110
Mongolian Mining Corporation †	163,500	151,143
Mount Gibson Iron Limited	106,035	143,852
Murchison Metals Limited †	36,942	18,819
Mytilineos Holdings SA †	1,209	4,430
Nakayama Steel Works Limited	14,000	16,017
Nakornthai Strip Mill plc †	5,418,300	26,854
National Aluminium Company Limited	36,556	45,313
Neturen Company Limited	900	8,348
New Gold Incorporated †	34,586	404,077
Newcrest Mining Limited	119,254	4,283,170
Newmont Mining Corporation-Canada Exchange	4,136	263,346
Newmont Mining Corporation	97,664	5,801,242
Nippon Denko Company Limited	10,000	43,302
Nippon Light Metal Company Limited	79,000	120,507
Nippon Metal Industry Company Limited	19,000	17,997
Nippon Steel Corporation	1,006,000	2,895,854
Nippon Yakin Kogyo Company Limited	12,500	23,373
Nisshin Steel Company Limited	107,000	184,279
Nittetsu Mining Company Limited	3,000	14,799
NMDC Limited	71,719	263,257
Norddeutsche Affinerie AG	2,066	123,052
Norsk Hydro ASA	97,893	588,472
Northam Platinum Limited	51,691	237,194
Northern Dynasty Minerals †	2,200	15,342
NovaGold Resources Incorporated †	12,820	106,115
Nyrstar	7,466	70,524

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	241

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
Nyrstar VVPR Strip †	3,073	$4
Ocean Grand Holdings Limited †(a)	102,000	0
Om Holdings Limited	28,126	12,216
OneSteel Limited	190,185	216,202
Osisko Mining Corporation †	30,759	389,831
Outokumpu Oyj	5,218	36,289
OZ Minerals Limited	44,632	524,128
Pacific Metals Company Limited	21,000	114,184
Pan American Silver Corporation	7,299	182,576
Pan Australian Resources Limited †	77,441	302,308
Perseus Mining Limited †	78,037	240,193
Petropavlovsk plc	8,669	99,092
Philex Mining Corporation	281,700	146,269
Pilot Gold Incorporated †	4,936	8,980
POSCO †	12,304	4,575,266
Quadra FNX Mining Limited †	22,373	338,947
Randgold Resources Limited	7,538	863,439
Rautaruukki Oyj	4,052	46,103
Real Gold Mining Limited (a)(i)	41,000	19,400
Regis Resources Limited †	88,984	413,216
Reliance Steel & Aluminum Company	49,400	2,653,768
Resolute Mining Limited †	139,174	310,455
Rio Tinto Limited	66,097	4,781,244
Rio Tinto plc	116,631	6,650,050
Royal Gold Incorporated «	38,085	2,645,003
RTI International Metals Incorporated †«	58,732	1,323,819
Sally Malay Mining Limited	21,272	30,227
Salzgitter AG	2,771	169,601
Sandfire Resources NL †	24,651	218,105
Sanyo Special Steel Company Limited	18,000	95,658
Schnitzer Steel Industries Incorporated «	48,509	2,190,666
Seabridge Gold Incorporated †	2,100	49,961
Semafo Incorporated	21,405	143,645
Sesa Goa Limited †	67,555	295,527
Sherritt International Corporation	27,940	171,404
Shree Precoated Steels Limited †	3,781	328
Silver Standard Resources Incorporated †	5,023	86,403
Silver Wheaton Corporation	28,141	1,077,347
Silvercorp Metals Incorporated	13,691	100,595
Sims Group Limited	28,188	465,546
Sociedad Minera Cerro Verde SA †	3,244	133,328
Sociedad Minera El Brocal SA	3,920	73,298
Southern Copper Corporation «	19,709	633,830
SSAB Svenskt Stal AB Class A	9,251	96,959
SSAB Svenskt Stal AB Class B †	4,150	37,914
St Barbara Limited †	67,401	166,977
Steel Authority of India Limited †	105,948	222,986
Steel Dynamics Incorporated	145,300	2,151,893
Sterlite Industries India Limited	234,216	595,695
Stillwater Mining Company †«	227,900	3,236,180

The accompanying notes are an integral part of these financial statements.

242	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
Straits Resources Limited †	76,749	$49,386
Sumitomo Light Metal Industries Limited	128,000	132,267
Sumitomo Metal Industries Limited	556,000	1,155,911
Sumitomo Metal Mining Company Limited	94,000	1,393,406
Sumitomo Titanium Corporation	3,700	151,341
Sundance Resources Limited Australia †	558,512	254,565
Sylvania Platinum Limited †	6,222	2,602
Talvivaara Mining Company plc †	21,825	97,700
Taseko Mines Limited †	8,732	35,389
Tata Steel Limited †	116,302	1,121,373
Teck Cominco Incorporated Limited	41,908	1,678,099
Teranga Gold Corporation †	13,496	35,027
Thompson Creek Metals Company Incorporated †	6,878	50,119
Thyssenkrupp AG	31,499	850,023
Toho Titanium Company Limited †	4,800	81,250
Toho Zinc Company Limited	18,000	79,272
Tokyo Rope Manufacturing Company Limited	29,000	65,285
Tokyo Steel Manufacturing Company Limited	16,100	135,074
Ton Yi Industrial Corporation †	49,350	27,616
Topy Industries Limited	18,000	51,814
Trans Hex Group Limited †	3,465	1,430
Tung Ho Steel Enterprise Corporation †	87,962	90,966
Tycoons Worldwide Groups Thailand PCL †	54,500	13,686
United Company Rusal plc †	365,000	322,355
United States Steel Corporation «	100,807	2,743,967
Usinas Siderurgicas de Minas Gerais SA †	46,888	420,483
Vedanta Resources plc	6,812	156,056
Viohalco SA †	1,430	6,344
Voestalpine AG	7,838	277,824
Volcan Cia Minera Saa	323,104	428,953
Western Areas NL	21,053	128,245
Worthington Industries «	101,419	1,710,939
Xingda International Holdings Limited	186,000	97,842
Xstrata plc	163,986	3,130,624
Yamana Gold Incorporated	67,881	1,178,630
Yamato Kogyo Company Limited	6,500	204,539
Yieh Phui Enterprise †	126,616	49,749
Yodogawa Steel Works Limited	16,000	71,448
Young Poong Corporation	239	273,668
Zijin Mining Group Company Limited Class H	1,003,000	481,055
ZPH Stalprodukt SA	474	42,838

		214,997,069

Paper & Forest Products: 0.29%
AbitibiBowater Incorporated †«	144,247	2,206,979
Ahlstrom Oyj †	1,791	36,246
Canfor Corporation †	5,308	61,049
China Grand Forestry Green Resources Group Limited †	181,900	21,107
Chuetsu Pulp & Paper Company Limited †	4,000	8,710
Compania Manufacturera De Papeles y Cartones SA †	203,982	892,700

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	243

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Paper & Forest Products (continued)
Daiken Corporation	5,000	$17,530
Daio Paper Corporation †	17,000	111,674
Domtar Corporation †	25,700	2,463,859
Fibria Celulose SA	27,515	249,153
Gunns Limited	59,667	11,198
Hokuetsu Paper Mills Limited	23,500	153,217
Holmen AB Class B	2,500	72,618
Lee & Man Paper Manufacturing Limited	168,000	89,240
Louisiana-Pacific Corporation †«	249,595	2,039,191
MeadWestvaco Corporation	116,000	3,512,480
Mitsubishi Paper Mills Limited	15,000	15,131
Mondi plc	23,736	222,416
Mondi Swiecie SA †	1,542	35,836
Nine Dragons Paper Holdings Limited	225,000	203,353
Nippon Paper Group Incorporated	17,300	370,942
OJI Paper Company Limited	148,000	735,539
Paperlinx Limited †	60,182	6,777
Rayonier Incorporated	80,969	3,604,740
Sappi Limited	70,812	248,767
Shihlin Paper Corporation †	26,000	43,914
Sino-Forest Corporation †(a)	14,102	0
Stora Enso Oyj	37,695	282,996
Svenska Cellulosa AB Class A †	1,000	17,833
Svenska Cellulosa AB Class B	56,712	1,013,082
Tokushu Tokai Holdings Company Limited †	7,000	16,103
UPM-Kymmene Oyj	39,083	538,927
West Fraser Timber Company Limited	2,275	110,180
Yuen Foong Yu Paper Manufacturing Company Limited †	175,565	83,912

		19,497,399

Telecommunication Services: 2.74%

Diversified Telecommunication Services: 1.57%
AboveNet Incorporated †«	45,583	3,170,753
AT&T Incorporated	708,898	21,685,190
BCE Incorporated	22,700	930,070
Belgacom SA	15,466	492,365
Bell Aliant Incorporated	11,577	322,113
Bezeq Israeli Telecommunication Corporation Limited	139,782	231,060
BT Group plc	652,647	2,232,337
Cable & Wireless Communication plc	158,839	87,560
Cable & Wireless Worldwide plc	166,666	73,924
CenturyTel Incorporated	76,171	3,065,883
China Telecom Corporation Limited	2,546,000	1,555,922
China Unicom Limited	833,688	1,504,813
Chorus Limited	54,612	148,561
Chunghwa Telecom Company Limited	738,602	2,271,385
Cincinnati Bell Incorporated †«	363,158	1,361,843
Citic 1616 Holdings Limited	350	80
Colt Telecom Group SA †	4,296	6,828

The accompanying notes are an integral part of these financial statements.

244	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Diversified Telecommunication Services (continued)
Deutsche Telekom AG	239,091	$2,790,418
Elisa Oyj	17,138	390,215
France Telecom SA	152,252	2,323,592
France Telecom SA ADR «	11,264	172,564
Frontier Communications Corporation «	664,141	3,048,407
Hellenic Telecommunications Organization SA †	12,060	38,241
HKT Trust And HKT Limited †	17,239	12,424
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	83,391
ILIAD SA	1,567	207,832
Inmarsat plc	28,161	214,867
KT Corporation †	22,361	651,607
Level 3 Communications Incorporated †	303,200	7,370,792
LG Telecom Limited †	31,079	176,130
Magyar Telekom plc	48,339	131,952
Mahanagar Telephone Nigam Limited †	8,074	5,296
Manitoba Telecom Services Incorporated	5,945	198,577
Netia SA †	62,583	119,585
Nippon Telegraph & Telephone Corporation	64,500	3,042,902
Oilexco Incorporated (a)†	3,636	0
PCCW Limited	793,000	293,431
Portugal Telecom SGPS SA	44,738	231,325
Royal KPN NV	114,642	1,242,519
Shin Satellite PCL †	188,600	82,257
Singapore Telecommunications Limited	1,117,100	2,831,493
SK Broadband Company Limited †	33,822	107,628
Swisscom AG	1,848	736,177
TalkTalk Telecom Group plc	22,153	50,926
Tata Communications Limited †	3,567	17,005
TDC AS	21,235	168,308
Tele Norte Leste Participacoes SA †	12,254	165,194
Tele2 AB	22,885	465,876
Telecom Argentina SA ADR	2,951	54,475
Telecom Corporation of New Zealand Limited	273,062	487,613
Telecom Egypt †	36,313	96,281
Telecom Italia SpA	827,777	953,963
Telecom Italia SpA RSP	452,947	428,759
Telecom Malaysia Berhad	279,600	484,435
Telefonica Brasil SA	3,600	97,901
Telefonica O2 Czech Republic AS	10,454	227,390
Telefonica SA	226,524	3,866,030
Telekom Austria AG	23,473	273,233
Telekomunikacja Polska SA	114,170	626,099
Telekomunikasi Indonesia TBK PT	1,805,500	1,411,172
Telenet Group Holding NV	3,811	150,189
Telenor ASA	59,051	1,091,346
Teliasonera AB	190,059	1,386,780
Telkom South Africa Limited	87,400	300,643
Telstra Corporation Limited	643,200	2,276,340
TELUS Corporation	3,543	206,181
TELUS Corporation (non-voting)	11,100	646,962

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	245

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Diversified Telecommunication Services (continued)
True Corporation PCL	489,562	$54,027
TT&T PCL (a)†	270,800	1,163
Turk Telekomunikasyon AS	91,184	390,945
TW Telecom Incorporated †	305,371	6,596,014
Verizon Communications Incorporated	338,624	12,904,961
Windstream Corporation «	389,635	4,706,791
Xl Axiata TBK PT	244,500	128,078

		106,359,389

Wireless Telecommunication Services: 1.17%
Advanced Info Service PCL	202,100	1,068,429
America Movil SAB de CV Class A	22,794	27,372
America Movil SAB de CV Class L	6,874,136	8,259,969
Bharti Airtel Limited †	226,539	1,618,730
Cellcom Israel Limited	6,225	84,427
China Mobile Limited	955,500	10,206,438
Crown Castle International Corporation †	47,366	2,454,032
Digi.com Berhad	466,000	625,378
Egyptian Company For Mobile Services †	2,934	86,165
Empresa Nacional de Telecomunicaciones SA †	14,190	289,803
Far Eastone Telecommunications Company Limited	322,722	677,369
Freenet AG	6,810	92,272
Globe Telecom Incorporated	4,050	109,882
Idea Cellular Limited †	286,498	552,419
Indonesian Satellite Corporation TBK PT	138,500	83,683
KDDI Corporation	459	2,913,569
Maxis Berhad	407,000	804,353
Millicom International Cellular SA	6,159	690,197
Mobile Telesystems ADR	128,382	2,342,972
Mobilone Limited	94,400	188,702
Mobistar SA †	1,938	92,836
MTN Group Limited	252,398	4,546,017
NTT DoCoMo Incorporated	2,432	4,152,560
NTT DoCoMo Incorporated ADR «	22,450	383,671
Okinawa Cellular Telephone Company	6	12,754
Orascom Telecom Holding SAE †	313,006	215,911
Orascom Telecom Media and TE	313,006	81,486
Partner Communications Company Limited †	5,768	42,425
Philippine Long Distance Telephone Company	17,005	1,136,716
Reliance Communications Limited †	99,697	192,234
Reliance Communications Limited GDR 144A	32,828	63,299
Rogers Communications Incorporated	29,700	1,138,533
SBA Communications Corporation †«	79,913	3,750,317
SK Telecom Company Limited	6,339	824,443
SmarTone Telecommunications Holding Limited	47,500	101,416
Softbank Corporation	132,900	3,958,062
Sprint Nextel Corporation †	2,020,131	4,989,724
StarHub Limited	75,000	176,308
Taiwan Mobile Company Limited	282,202	867,841
Tata Teleservices Maharashtra Limited †	26,818	8,646

The accompanying notes are an integral part of these financial statements.

246	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Wireless Telecommunication Services (continued)
Telephone And Data Systems Incorporated «	200,171	$5,058,321
Tim Participacoes SA	154,885	937,112
TM International SDN Berhad	567,850	980,065
Total Access Group Incorporated †	81,100	185,567
Turkcell Iletisim Hizmetleri AS	127,495	699,681
United States Cellular Corporation †	9,019	389,080
Vodafone Group plc	4,150,177	11,181,362

		79,342,548

Utilities: 4.32%

Electric Utilities: 1.71%
Acciona SA	2,541	199,906
AES Corporation †	154,900	2,100,444
Allete Incorporated	63,332	2,633,345
American Electric Power Company Incorporated	58,598	2,203,871
Atel Holding AG †	575	115,356
Centrais Electricas Brasileiras SA †	79,100	860,438
CESC Limited †	11,882	65,568
CEZ AS	28,086	1,212,809
Cheung Kong Infrastructure Holdings Limited	45,000	264,563
Chubu Electric Power Company Incorporated	106,300	1,949,727
Cia Energetica de Minas Gerais †	5,980	116,657
Cia General de Electricidad SA	35,408	191,853
Cleco Corporation «	118,226	4,549,336
CLP Holdings Limited	285,500	2,521,434
Contact Energy Limited †	47,005	189,449
CPFL Energia SA	22,000	354,485
Duke Energy Corporation «	156,931	3,282,997
E.ON AG	162,511	3,738,102
Edison International	34,768	1,455,736
Electricite de France	23,601	588,467
Emera Incorporated	9,519	320,651
Empresa Electrica Pehuenche SA	6,772	41,421
Endesa SA	5,358	110,039
Enea SA	23,564	126,941
Enel SpA	544,692	2,185,787
Energias de Portugal SA	171,380	500,042
Enersis SA (Chile)	2,190,101	892,289
Entergy Corporation	20,739	1,381,840
EVN AG †	581	8,035
Exelon Corporation «	81,700	3,192,019
Federal Hydrogenerating Company ADR	220,000	893,926
FirstEnergy Corporation	46,946	2,079,238
Fortis Incorporated (Canada)	16,574	546,744
Fortum Oyj	40,768	1,012,978
Great Plains Energy Incorporated	91,046	1,800,890
Hawaiian Electric Industries Incorporated «	185,784	4,653,889
Hokkaido Electric Power Company Incorporated	29,200	431,409
Hokuriku Electric Power Company	36,400	677,490

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	247

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electric Utilities (continued)
Hong Kong Electric Holdings Limited	196,605	$1,472,725
Iberdrola SA	323,344	1,913,574
IDACORP Incorporated	96,163	3,892,678
Infratil Limited	82,144	126,808
ITC Holdings Corporation	34,812	2,627,610
Japan Wind Development Company Limited †	12	10,894
Kansai Electric Power Company Incorporated	130,800	2,165,787
Korea Electric Power Corporation †	44,524	998,952
KSK Energy Ventures Limited †	40,370	58,813
Kyushu Electric Power Company Incorporated	70,600	1,037,852
Manila Electric Company †	100,460	619,372
Nextera Energy Incorporated	52,111	3,101,126
Northeast Utilities	116,522	4,183,140
NV Energy Incorporated	155,579	2,439,479
Pepco Holdings Incorporated	149,988	2,915,767
Pinnacle West Capital Corporation	72,204	3,395,754
PNM Resources Incorporated	153,637	2,762,393
Polska Grupa Energetyczna SA	95,495	611,841
Portland General Electric Company	147,053	3,623,386
Power Grid Corporation of India Limited	259,621	598,596
PPL Corporation	64,966	1,854,779
Progress Energy Incorporated	33,929	1,800,951
Public Power Corporation SA	5,300	24,785
Red Electrica de Espana	8,134	410,665
Reliance Energy Limited †	21,390	259,203
Romande Energie Holding SA †	7	9,834
RWE AG	41,623	1,896,537
Scottish & Southern Energy plc	74,239	1,523,578
Shikoku Electric Power Company Incorporated	34,100	938,809
Southern Company	101,138	4,469,288
SP AusNet	202,828	216,435
Spark Infrastructure Group 144A	222,795	326,148
Tata Power Company Limited	289,674	679,117
Tauron Polska Energia SA	210,484	346,487
Tenaga Nasional Berhad	368,237	772,001
Terna SpA	97,592	367,702
The Chugoku Electric Power Company Incorporated	43,700	792,395
The Okinawa Electric Power Company Incorporated	2,600	107,627
Tohoku Electric Power Company Incorporated	87,900	1,033,736
Tokyo Electric Power Company Incorporated	239,700	663,458
Torrent Power Limited	26,581	119,726
Trustpower Limited	3,817	22,933
Unisource Energy Corporation «	71,809	2,641,853
Verbund Oesterreichische Elektrizitaetswirtschafts AG	4,699	131,720
Westar Energy Incorporated	226,413	6,230,886

		115,647,371

Gas Utilities: 0.86%
AGL Resources Incorporated	220,869	8,806,047
APA Group	85,030	447,745

The accompanying notes are an integral part of these financial statements.

248	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Gas Utilities (continued)
Atmos Energy Corporation	176,446	$5,422,186
Aygaz AS †	12,972	69,706
China Gas Holdings Limited	462,000	222,178
Enagas SA	16,150	331,249
Energen Corporation	48,126	2,561,747
Envestra Limited	100,718	86,412
Gail India Limited †	77,031	589,246
Gas Natural SDG SA	29,603	500,889
Hong Kong & China Gas Company Limited	757,946	1,934,882
Korea Gas Corporation †	3,903	135,714
Laclede Group Incorporated	39,848	1,637,354
Northwest Natural Gas Company «	1,570	71,859
Oneok Incorporated	67,246	5,557,209
Osaka Gas Company Limited	314,000	1,205,167
Perusahaan Gas Negara PT	1,991,500	827,952
Petronas Gas Berhad †	91,700	514,291
Piedmont Natural Gas Company Incorporated «	140,390	4,548,636
Questar Corporation	117,903	2,266,096
Rubis	3,898	219,833
Saibu Gas Company Limited	50,000	137,778
Shizuoka Gas Company Limited	5,500	36,942
Snam Rete Gas SpA	112,502	544,687
South Jersey Industries Incorporated «	57,769	3,003,988
Southwest Gas Corporation	89,707	3,826,004
Toho Gas Company Limited	68,000	396,506
Tokyo Gas Company Limited	358,000	1,633,879
UGI Corporation	216,239	6,108,752
WGL Holdings Incorporated «	100,255	4,093,412
Xinao Gas Holdings Limited	94,000	322,980
Yingde Gases Group Company	206,000	228,942

		58,290,268

Independent Power Producers & Energy Traders: 0.32%
Aboitiz Power Corporation	319,500	239,130
Adani Power Limited †	93,197	144,236
Babcock & Brown Wind Partners	70,286	19,598
Calpine Corporation †	257,600	3,943,856
China Longyuan Power Group	323,000	279,432
China Resources Power Holdings Company	270,600	532,394
Colbun SA †	1,123,579	328,398
Constellation Energy Group Incorporated	119,900	4,347,574
Drax Group plc	16,810	138,796
Dynegy Incorporated †	188,499	245,049
Edison SpA	19,099	21,883
EDP Renovaveis SA †	9,632	50,176
Electric Power Development Company	24,700	631,097
Electricity Generating PCL †	29,800	93,048
Empresa Nacional de Electricidad SA (Chile)	570,091	1,007,476
Energy World Corporation Limited †	112,693	83,392
Etrion Corporation †	2,567	1,358

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	249

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Independent Power Producers & Energy Traders (continued)
Genon Energy Incorporated †	1,492,008	$3,670,340
Glow Energy PCL	31,600	56,382
GMR Infrastructure Limited †	111,348	64,864
GVK Power & Infrastructure Limited †	127,035	46,527
International Power plc	130,054	715,677
JSW Energy Limited	47,611	62,853
Neyveli Lignite Corporation Limited †	4,901	9,060
NHPC Limited	199,612	86,345
NRG Energy Incorporated †«	160,504	2,744,618
NTPC Limited †	231,190	854,049
PNOC Energy Development Corporation	938,750	119,663
Ratchaburi Electricity Generating Holding PCL ADR †	20,700	29,068
Reliance Power Limited †	82,833	201,885
Sechilienne SA	456	7,688
Solartron PCL †	391,200	26,627
Tractebel Energia SA †	31,629	559,551
Transalta Corporation	20,500	432,811

		21,794,901

Multi-Utilities: 1.29%
ACEA SpA	1,765	12,404
AEM SpA	58,540	58,924
AGL Energy Limited	77,139	1,154,052
Alliant Energy Corporation	73,418	3,130,544
Ameren Corporation	159,606	5,118,564
ATCO Limited	2,829	193,966
Avista Corporation	110,720	2,734,784
Black Hills Corporation «	75,942	2,493,935
Canadian Utilities Limited Class A	4,999	333,149
Canadian Utilities Limited Class B	258	17,066
Centerpoint Energy Incorporated	262,710	5,120,218
Centrica plc	410,026	1,983,024
CMS Energy Corporation «	167,921	3,595,189
Consolidated Edison Incorporated «	35,715	2,075,042
Dominion Resources Incorporated	70,186	3,542,287
DTE Energy Company	112,074	6,050,875
Enel Green Power SpA	87,603	172,502
Gaz de France	106,327	2,758,109
Hera SpA	15,096	22,667
Integrys Energy Group Incorporated «	54,732	2,847,706
Just Energy Group Incorporated	8,403	108,620
MDU Resources Group Incorporated	115,603	2,508,585
National Grid plc	301,258	3,074,526
NiSource Incorporated «	188,983	4,535,592
NorthWestern Corporation	70,331	2,442,596
NSTAR	68,950	3,233,755
OGE Energy Corporation	64,698	3,395,351
PG&E Corporation	48,665	2,028,357
Public Service Enterprise Group Incorporated	62,502	1,923,812
Scana Corporation «	77,057	3,467,565

The accompanying notes are an integral part of these financial statements.

250	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name			Shares	Value

Multi-Utilities (continued)
Sempra Energy			25,609	$1,517,077
Suez Environment SA			28,095	411,366
TECO Energy Incorporated			134,264	2,410,039
United Utilities Group plc			59,727	581,045
Vector Limited			28,886	62,911
Vectren Corporation			158,537	4,632,451
Veolia Environment			29,174	357,007
Wisconsin Energy Corporation			155,626	5,303,734
Xcel Energy Incorporated			55,938	1,481,798
YTL Corporation Berhad			517,146	302,122
YTL Power International Berhad			409,303	254,149

				87,447,465

Water Utilities: 0.14%
American Water Works Company Incorporated			116,178	3,982,582
Aqua America Incorporated «			98,050	2,177,691
California Water Service Group			83,900	1,611,719
China Water Affairs Group Limited			100,000	29,912
Guangdong Investment Limited			348,000	228,823
Hyflux Limited			81,500	95,468
Manila Water Company			64,900	33,850
Pennon Group plc			26,695	305,140
Puncak Niaga Holding Berhad †			13,700	6,037
Severn Trent plc			17,749	444,731
Sound Global Limited			168,000	83,255

				8,999,208

Total Common Stocks (Cost $5,696,710,500)				6,495,234,590

	Interest Rate	Maturity Date	Principal
Foreign Government Bonds @: 0.00%
Italia Certificati di Credito del Tesor (EUR)(¤)	0%	12/31/2012	8,000	10,517

Total Foreign Government Bonds (Cost $34,489)				10,517

			Shares
Investment Companies: 0.01%
BB Biotech AG REG			929	73,148
Duet Group			223,711	427,056

Total Investment Companies (Cost $414,112)				500,204

	Dividend Yield

Preferred Stocks: 0.89%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Bayerische Motoren Werke AG	2.79		3,268	193,795
Fiat Industrial †	0.00		4,164	31,123
Fiat SpA †	0.00		4,164	21,503

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	251

DIVERSIFIED STOCK PORTFOLIO

Security Name	Dividend Yield	Shares	Value

Automobiles (continued)
Porsche AG	1.00%	13,137	$855,256
Volkswagen AG	1.59	12,390	2,316,784

			3,418,461

Media: 0.00%
ProSiebenSat.1 Media AG	5.77	4,409	114,574

Textiles, Apparel & Luxury Goods: 0.01%
Hugo Boss AG	2.47	1,564	162,822

Consumer Staples: 0.10%

Beverages: 0.09%
Cia de Bebidas DAS Americas	2.75	147,094	5,918,879

Household Products: 0.01%
Henkel AG & Company KGaA	1.37	16,469	1,071,849

Energy: 0.16%

Oil, Gas & Consumable Fuels: 0.16%
Petroleo Brasileiro SA	4.25	780,058	11,042,778

Financials: 0.29%

Capital Markets: 0.00%
Hyundai Securities Company Limited †	0.00	6,105	47,040

Commercial Banks: 0.29%
Banco Bradesco SA	3.14	365,028	6,632,042
Banco Itau Holding Financeira SA	2.89	410,500	8,796,855
Investimentos Itau SA	4.28	549,051	3,836,723
Shinkin Central Bank	3.94	92	184,702
Swedbank AB	4.23	10,037	172,775

			19,623,097

Insurance: 0.00%
Unipol Gruppo Finanziario SpA †	0.00	18,590	4,129

Materials: 0.21%

Chemicals: 0.02%
Braskem SA	5.38	30,900	280,345
Fuchs Petrolub AG	2.19	1,872	99,463
Sociedad Quimica y Minera de Chile SA Class B	1.87	15,175	906,041

			1,285,849

Metals & Mining: 0.19%
Bradespar SA	4.94	38,700	816,030
Companhia Vale do Rio Doce Class A	6.26	373,030	9,232,072
Gerdau SA	2.13	155,102	1,621,244
Metalurgica Gerdau SA	2.60	48,456	644,763
Usinas Siderurgicas de Minas Gerais SA Class A	1.15	89,502	607,191

			12,921,300

The accompanying notes are an integral part of these financial statements.

252	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

Security Name	Dividend Yield		Shares	Value

Telecommunication Services: 0.04%

Diversified Telecommunication Services: 0.04%
Brasil Telecom SA	2.58%		58,719	$396,646
Tele Norte Leste Participacoes SA	4.29		39,777	431,762
Telef Brasil Preference	10.04		56,372	1,687,303
Telemar Norte Leste SA	2.02		5,378	134,697

				2,650,408

Utilities: 0.03%

Electric Utilities: 0.03%
Centrais Electricas Brasileiras SA B Shares	6.64		39,500	600,809
Cia Energetica de Minas Gerais	7.04		67,743	1,553,089
RWE AG	10.33		2,018	84,825

				2,238,723

Total Preferred Stocks (Cost $51,761,230)				60,499,909

		Expiration Date

Rights: 0.00%

Financials: 0.00%

Commercial Banks: 0.00%
Bank Of Cyprus Public Company limited †		03/19/2012	115,392	2,921

Real Estate Management & Development: 0.00%
Goldin Properties Holdings (a)†		03/16/2012	10,000	152

Health Care: 0.00%

Biotechnology: 0.00%
Algeta ASA (a)†		03/15/2012	294	531

Industrials: 0.00%

Construction & Engineering: 0.00%
Cardno Limited †		03/07/2012	3,430	5,849

Total Rights (Cost $0)				9,453

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Tat Hong Holdings Limited †		08/02/2013	700	6

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL †		05/18/2013	9,570	639

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Krispy Kreme Doughnuts Incorporated †		03/02/2012	138	1
Sinarmas Land Limited †		11/18/2015	42,500	6,796

				6,797

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	253

DIVERSIFIED STOCK PORTFOLIO

Security Name		Expiration Date	Shares	Value

Food Products: 0.00%
Kulim Malaysia Berhad †		10/21/2015	8,450	$3,329

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA †		06/30/2014	3,641	1,543

Industrials: 0.00%

Construction & Engineering: 0.00%
Dialog Group Berhad †		11/30/2013	29,919	6,792

Materials: 0.00%

Metals & Mining: 0.00%
Kinross Gold Corporation †		09/17/2014	1,456	1,442

Total Warrants (Cost $16,964)				20,548

			Principal
Other: 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$5,298,491	1,430,593
VFNC Corporation, Pass-Through Entity, 0.24% (a)144A(i)(v)±			5,975,465	2,569,450

Total Other (Cost $1,754,253)				4,000,043

	Yield		Shares
Short-Term Investments: 15.09%

Investment Companies: 15.09%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02%		176,005,215	176,005,215
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.15		845,450,319	845,450,319

Total Short-Term Investments (Cost $1,021,455,534)				1,021,455,534

Total Investments in Securities
(Cost $6,772,147,082)*	112.03%	7,581,730,798
Other Assets and Liabilities, Net	(12.03)	(814,259,694)

Total Net Assets	100.00%	$6,767,471,104

The accompanying notes are an integral part of these financial statements.

254	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

DIVERSIFIED STOCK PORTFOLIO

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

@	Foreign bond principal is denominated in local currency.

¤	Security issued in zero coupon form with no periodic interest payments.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $6,857,258,855 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,159,258,843
Gross unrealized depreciation	(434,786,900)

Net unrealized appreciation	$724,471,943

The following table shows percent of total long-term investments by geographic locations as of February 29, 2012:

United States	65.84%
Japan	6.73%
United Kingdom	3.20%
Australia	2.42%
Canada	1.84%
Brazil	1.57%
South Korea	1.55%
Switzerland	1.46%
Taiwan	1.39%
France	1.26%
India	1.20%
Germany	1.17%
Hong Kong	1.02%
Other	9.35%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	255

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 1.70%
FHLB ±	0.13%	03/14/2012	$2,000,000	$1,999,986
FHLB ±	0.29	02/05/2013	1,000,000	1,001,189
FHLB ±	0.30	03/07/2013	1,000,000	1,001,450
FHLB ±	0.30	03/28/2013	1,000,000	1,001,542
FHLB ±	0.30	04/01/2013	1,000,000	1,001,750
FHLB ±	0.30	05/02/2013	1,000,000	1,001,501
FHLB ±	0.30	05/17/2013	1,000,000	1,001,716

Total Agency Securities (Cost $7,998,757)				8,009,134

Certificates of Deposit: 9.31%
Banco Del Estado De Chile	0.27	03/02/2012	3,000,000	3,000,000
Banco Del Estado De Chile	0.27	03/07/2012	2,000,000	2,000,000
Bank of Montreal	0.15	03/13/2012	2,000,000	2,000,020
Bank of Montreal	0.15	03/20/2012	2,000,000	2,000,040
Bank of Nova Scotia (Houston)	0.50	03/12/2012	1,000,000	1,000,010
Bank of Tokyo Mitsubishi LLC	0.14	03/05/2012	3,000,000	2,999,970
Barclays Bank plc (New York) ±	0.65	04/16/2012	1,000,000	999,930
Credit Suisse (New York) ±	0.62	03/01/2012	1,000,000	1,000,000
Mizuho Corporate Bank Limited	0.14	03/01/2012	3,000,000	3,000,000
National Australia Bank Limited	0.36	03/06/2012	3,000,000	3,000,150
National Australia Bank Limited (New York) ±	0.40	04/18/2012	1,000,000	999,960
Nordea Bank plc (Finland)	0.84	09/13/2012	1,000,000	998,920
Norinchukin Bank	0.17	03/02/2012	4,000,000	3,999,960
Norinchukin Bank	0.17	03/06/2012	2,000,000	1,999,960
Norinchukin Bank	0.17	03/07/2012	2,000,000	2,000,000
Rabobank Nederland NV (New York)	0.34	04/24/2012	1,000,000	999,940
Royal Bank of Canada ±	0.70	12/17/2012	1,000,000	999,950
Toronto-Dominion Bank	0.13	03/16/2012	3,000,000	3,000,000
Toronto-Dominion Bank	0.14	03/16/2012	1,000,000	1,000,000
Toronto-Dominion Bank	0.15	03/29/2012	2,000,000	2,000,020
Toronto-Dominion Bank	0.15	04/17/2012	2,000,000	1,999,980
Toronto-Dominion Bank	0.18	04/04/2012	3,000,000	3,000,060

Total Certificates of Deposit (Cost $44,000,634)				43,998,870

Commercial Paper: 47.19%
ANZ National Limited (z)144A	0.28	05/02/2012	2,000,000	1,998,800
ANZ National Limited (z)144A	0.32	03/02/2012	1,000,000	999,990
ANZ National Limited (z)144A	0.35	03/23/2012	1,000,000	999,880
ASB Finance Limited ±144A	0.57	05/31/2012	2,000,000	2,000,080
ASB Finance Limited ±144A	0.58	06/08/2012	2,000,000	1,999,860
Ascension Health Care (z)	0.15	03/29/2012	1,000,000	999,890
Australia & New Zealand Banking Group Limited (z)144A	0.14	03/20/2012	2,000,000	1,999,860
Australia & New Zealand Banking Group Limited (z)144A	0.25	03/02/2012	1,000,000	999,990
Axis Bank Limited (z)	0.58	03/26/2012	1,000,000	999,540
BNZ International Funding Limited (z)144A(p)	0.20	03/14/2012	1,000,000	999,940
BNZ International Funding Limited (z)144A(p)	0.26	04/19/2012	1,000,000	999,590
BNZ International Funding Limited (z)144A(p)	0.26	05/04/2012	1,000,000	999,363
BNZ International Funding Limited (z)144A(p)	0.28	05/11/2012	1,000,000	999,230
BNZ International Funding Limited (z)144A(p)	0.28	05/15/2012	2,000,000	1,998,300
CAFCO LLC (z)144A(p)	0.29	05/02/2012	1,000,000	999,680

The accompanying notes are an integral part of these financial statements.

256	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
CAFCO LLC (z)144A(p)	0.29%	05/08/2012	$1,000,000	$999,640
CAFCO LLC (z)144A(p)	0.29	05/09/2012	1,000,000	999,640
Caisse Centrale Desjardins du Quebec (z)144A	0.12	03/07/2012	3,000,000	2,999,910
Caisse Centrale Desjardins du Quebec (z)144A	0.13	03/15/2012	2,000,000	1,999,860
Caisse Centrale Desjardins du Quebec (z)144A	0.15	04/02/2012	1,000,000	999,790
Caisse Centrale Desjardins du Quebec (z)144A	0.16	04/09/2012	1,000,000	999,710
Caisse Centrale Desjardins du Quebec (z)144A	0.20	05/07/2012	1,000,000	999,310
Caisse Centrale Desjardins du Quebec (z)144A	0.20	05/08/2012	2,000,000	1,998,580
Caterpillar Incorporated (z)144A	0.10	03/30/2012	3,000,000	2,999,610
Chariot Funding LLC (z)144A(p)	0.13	03/15/2012	4,000,000	3,999,800
Chariot Funding LLC (z)144A(p)	0.15	04/09/2012	1,000,000	999,840
Chariot Funding LLC (z)144A(p)	0.15	04/25/2012	1,000,000	999,740
Chariot Funding LLC (z)144A(p)	0.18	04/16/2012	1,000,000	999,800
Chariot Funding LLC (z)144A(p)	0.19	05/08/2012	1,000,000	999,650
Chariot Funding LLC (z)144A(p)	0.19	05/14/2012	1,000,000	999,600
Charta LLC (z)144A(p)	0.29	04/02/2012	2,000,000	1,999,520
Charta LLC (z)144A(p)	0.29	04/20/2012	1,000,000	999,530
Charta LLC (z)144A(p)	0.29	05/02/2012	1,000,000	999,350
Charta LLC (z)144A(p)	0.29	05/03/2012	1,000,000	999,330
Charta LLC (z)144A(p)	0.29	05/04/2012	1,000,000	999,310
Charta LLC (z)144A(p)	0.30	05/10/2012	1,000,000	999,190
Ciesco LLC (z)144A(p)	0.29	05/08/2012	1,000,000	999,640
Ciesco LLC (z)144A(p)	0.30	05/14/2012	1,000,000	999,600
Ciesco LLC (z)144A(p)	0.30	05/15/2012	1,000,000	999,600
Ciesco LLC (z)144A(p)	0.30	05/16/2012	1,000,000	999,590
Ciesco LLC (z)144A(p)	0.30	05/17/2012	1,000,000	999,580
Coca-Cola Company (z)144A	0.07	03/23/2012	1,000,000	999,930
Coca-Cola Company (z)144A	0.11	04/20/2012	1,000,000	999,820
Coca-Cola Company (z)144A	0.11	04/23/2012	1,000,000	999,810
Coca-Cola Company (z)144A	0.11	04/25/2012	1,000,000	999,800
Coca-Cola Company (z)144A	0.13	03/13/2012	1,000,000	999,960
Coca-Cola Company (z)144A	0.13	03/19/2012	1,000,000	999,940
Coca-Cola Company (z)144A	0.14	03/12/2012	1,000,000	999,960
Coca-Cola Company (z)144A	0.15	05/09/2012	2,000,000	1,999,420
Coca-Cola Company (z)144A	0.16	05/21/2012	1,000,000	999,620
Commonwealth Bank of Australia (z)144A	0.25	03/01/2012	4,000,000	4,000,000
Commonwealth Bank of Australia (z)144A	0.25	03/06/2012	2,000,000	1,999,960
CRC Funding LLC (z)144A(p)	0.29	04/09/2012	2,000,000	1,999,360
CRC Funding LLC (z)144A(p)	0.29	04/26/2012	1,000,000	999,450
CRC Funding LLC (z)144A(p)	0.29	04/27/2012	1,000,000	999,430
CRC Funding LLC (z)144A(p)	0.29	05/07/2012	1,000,000	999,250
CRC Funding LLC (z)144A(p)	0.29	05/08/2012	1,000,000	999,230
DBS Bank Limited (z)144A	0.35	03/19/2012	1,000,000	999,910
DBS Bank Limited (z)144A	0.35	03/21/2012	1,000,000	999,900
DBS Bank Limited (z)144A	0.37	05/01/2012	2,000,000	1,998,840
DBS Bank Limited (z)144A	0.37	05/03/2012	1,000,000	999,380
DBS Bank Limited (z)144A	0.48	04/16/2012	1,000,000	999,630
DBS Bank Limited (z)144A	0.48	04/18/2012	2,000,000	1,999,200
Fairway Finance Corporation (z)144A(p)	0.15	03/26/2012	1,000,000	999,890
Fairway Finance Corporation (z)144A(p)	0.21	05/04/2012	2,000,000	1,999,160

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	257

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
Fairway Finance Corporation (z)144A(p)	0.22%	03/05/2012	$1,000,000	$999,980
Fairway Finance Corporation (z)144A(p)	0.22	03/07/2012	2,000,000	1,999,940
General Electric Capital Corporation (z)	0.11	03/09/2012	3,000,000	2,999,940
General Electric Capital Corporation (z)	0.12	03/13/2012	2,000,000	1,999,940
General Electric Capital Corporation (z)	0.13	03/29/2012	2,000,000	1,999,840
General Electric Capital Corporation (z)	0.13	03/30/2012	2,000,000	1,999,840
Gotham Funding Corporation (z)144A(p)	0.18	03/01/2012	2,000,000	2,000,000
Gotham Funding Corporation (z)144A(p)	0.18	03/07/2012	1,000,000	999,970
Gotham Funding Corporation (z)144A(p)	0.18	03/09/2012	1,000,000	999,960
Gotham Funding Corporation (z)144A(p)	0.18	03/20/2012	1,000,000	999,910
Gotham Funding Corporation (z)144A(p)	0.18	03/23/2012	1,000,000	999,890
Gotham Funding Corporation (z)144A(p)	0.18	03/27/2012	1,000,000	999,870
Gotham Funding Corporation (z)144A(p)	0.18	03/28/2012	2,000,000	1,999,736
Govco LLC (z)144A(p)	0.30	04/19/2012	2,000,000	1,999,380
Govco LLC (z)144A(p)	0.30	04/27/2012	2,000,000	1,999,240
Govco LLC (z)144A(p)	0.30	04/30/2012	2,000,000	1,999,180
Govco LLC (z)144A(p)	0.30	05/03/2012	2,000,000	1,999,120
Govco LLC (z)144A(p)	0.33	03/28/2012	1,000,000	999,870
Jupiter Securitization Company LLC (z)144A(p)	0.13	03/16/2012	1,000,000	999,920
Jupiter Securitization Company LLC (z)144A(p)	0.19	05/22/2012	1,000,000	999,320
Koch Resources LLC (z)144A	0.15	03/20/2012	1,000,000	999,884
Koch Resources LLC (z)144A	0.16	04/05/2012	2,000,000	1,999,452
Liberty Street Funding LLC (z)144A(p)	0.13	03/01/2012	2,000,000	2,000,000
Liberty Street Funding LLC (z)144A(p)	0.15	03/26/2012	1,000,000	999,880
Liberty Street Funding LLC (z)144A(p)	0.18	03/19/2012	4,000,000	3,999,640
Liberty Street Funding LLC (z)144A(p)	0.18	03/20/2012	2,000,000	1,999,820
Liberty Street Funding LLC (z)144A(p)	0.21	05/02/2012	1,000,000	999,570
Louis Dreyfus Commodities LLC (z)	0.40	03/05/2012	1,000,000	999,980
Market Street Funding Corporation (z)144A(p)	0.15	03/09/2012	1,000,000	999,960
Market Street Funding Corporation (z)144A(p)	0.15	03/13/2012	1,000,000	999,940
MetLife Short Term Funding (z)144A(p)	0.18	03/21/2012	2,000,000	1,999,840
MetLife Short Term Funding (z)144A(p)	0.18	03/27/2012	2,000,000	1,999,800
MetLife Short Term Funding (z)144A(p)	0.18	05/18/2012	2,000,000	1,998,880
MetLife Short Term Funding (z)144A(p)	0.21	04/11/2012	2,000,000	1,999,600
MetLife Short Term Funding (z)144A(p)	0.21	04/23/2012	1,000,000	999,700
MetLife Short Term Funding (z)144A(p)	0.33	03/20/2012	1,000,000	999,920
MetLife Short Term Funding (z)144A(p)	0.33	03/26/2012	1,000,000	999,900
Mitsubishi UFJ Trust & Banking Corporation (z)144A	0.20	03/15/2012	1,000,000	999,920
Mitsubishi UFJ Trust & Banking Corporation (z)144A	0.20	03/16/2012	1,000,000	999,910
New York Life Capital Corporation (z)144A(p)	0.12	03/23/2012	1,000,000	999,880
Old Line Funding LLC (z)144A(p)	0.13	03/21/2012	1,000,000	999,948
Old Line Funding LLC (z)144A(p)	0.13	03/23/2012	1,000,000	999,940
Old Line Funding LLC (z)144A(p)	0.19	05/10/2012	1,000,000	999,690
Old Line Funding LLC (z)144A(p)	0.19	05/23/2012	1,000,000	999,600
Old Line Funding LLC (z)144A(p)	0.20	05/14/2012	1,000,000	999,670
Old Line Funding LLC (z)144A(p)	0.21	04/10/2012	1,000,000	999,870
Old Line Funding LLC (z)144A(p)	0.22	03/27/2012	1,000,000	999,930
Old Line Funding LLC (z)144A(p)	0.22	04/02/2012	1,000,000	999,900
Old Line Funding LLC (z)144A(p)	0.22	05/07/2012	1,000,000	999,710
Oversea-Chinese Banking Corporation Limited (z)	0.57	04/10/2012	3,000,000	2,999,010

The accompanying notes are an integral part of these financial statements.

258	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
Straight-A Funding LLC (z)144A(p)	0.18%	05/01/2012	$1,000,000	$999,720
Straight-A Funding LLC (z)144A(p)	0.19	04/09/2012	3,000,000	2,999,520
Straight-A Funding LLC (z)144A(p)	0.19	04/20/2012	4,000,000	3,999,120
Straight-A Funding LLC (z)144A(p)	0.19	04/23/2012	3,000,000	2,999,310
Straight-A Funding LLC (z)144A(p)	0.19	04/26/2012	2,000,000	1,999,500
Sumitomo Trust & Banking Corporation (z)144A	0.14	03/07/2012	2,000,000	1,999,934
Suncorp Group Limited (z)144A	0.31	03/27/2012	1,000,000	999,820
Suncorp Group Limited (z)144A	0.32	03/07/2012	3,000,000	2,999,910
Suncorp Group Limited (z)144A	0.32	03/13/2012	1,000,000	999,930
Suncorp Group Limited (z)144A	0.32	03/14/2012	1,000,000	999,920
Suncorp Group Limited (z)144A	0.50	03/12/2012	1,000,000	999,940
Sydney Capital Corporation (z)144A(p)	0.35	03/15/2012	2,000,000	1,999,880
Thunder Bay Funding LLC (z)144A(p)	0.13	03/13/2012	1,000,000	999,935
Thunder Bay Funding LLC (z)144A(p)	0.19	05/21/2012	1,000,000	999,510
Thunder Bay Funding LLC (z)144A(p)	0.19	05/22/2012	1,000,000	999,500
Thunder Bay Funding LLC (z)144A(p)	0.19	05/23/2012	1,000,000	999,490
Thunder Bay Funding LLC (z)144A(p)	0.21	04/09/2012	1,000,000	999,780
Thunder Bay Funding LLC (z)144A(p)	0.21	04/12/2012	1,000,000	999,760
Toyota Motor Credit Corporation (z)	0.21	05/29/2012	1,000,000	999,420
Toyota Motor Credit Corporation (z)	0.25	05/08/2012	1,000,000	999,710
Toyota Motor Credit Corporation (z)	0.27	06/12/2012	3,000,000	2,997,810
Toyota Motor Credit Corporation (z)	0.28	06/14/2012	3,000,000	2,997,720
Toyota Motor Credit Corporation (z)	0.28	06/19/2012	1,000,000	999,180
UOB Funding LLC (z)(p)	0.26	03/12/2012	1,000,000	999,940
UOB Funding LLC (z)(p)	0.30	05/07/2012	1,000,000	999,250
UOB Funding LLC (z)(p)	0.30	05/09/2012	1,000,000	999,210
Victory Receivables (z)144A(p)	0.18	03/02/2012	2,000,000	1,999,980
Victory Receivables (z)144A(p)	0.18	03/07/2012	1,000,000	999,970
Victory Receivables (z)144A(p)	0.18	03/09/2012	1,000,000	999,960
Victory Receivables (z)144A(p)	0.18	03/12/2012	1,000,000	999,940
Victory Receivables (z)144A(p)	0.18	03/16/2012	1,000,000	999,920
Victory Receivables (z)144A(p)	0.18	03/22/2012	1,000,000	999,900
Victory Receivables (z)144A(p)	0.18	03/23/2012	1,000,000	999,890
Westpac Banking Corporation (z)144A	0.28	03/05/2012	1,000,000	999,970
Westpac Banking Corporation ±144A	0.41	04/11/2012	1,000,000	999,990
Westpac Securities NZ Limited (z)144A	0.28	04/19/2012	1,000,000	999,600
Westpac Securities NZ Limited (z)144A	0.28	05/03/2012	2,000,000	1,998,920
Westpac Securities NZ Limited ±144A	0.63	04/16/2012	1,000,000	1,000,040
White Point Funding Incorporated (z)144A(p)	0.65	03/06/2012	1,000,000	999,970
White Point Funding Incorporated (z)144A(p)	0.65	03/08/2012	1,000,000	999,960
Working Capital Management Company (z)144A(p)	0.27	03/06/2012	2,000,000	1,999,960

Total Commercial Paper (Cost $222,944,474)				222,945,842

Corporate Bonds and Notes: 6.33%

Financials: 6.28%

Capital Markets: 0.43%
Goldman Sachs Group Incorporated	0.12	06/15/2012	1,000,000	1,008,614
Morgan Stanley	0.12	06/20/2012	1,000,000	1,005,335

				2,013,949

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	259

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks: 0.42%
US Bancorp NA	0.14%	05/15/2012	$2,000,000	$2,006,782

Consumer Finance: 0.21%
John Deere Capital Corporation	0.12	06/19/2012	1,000,000	1,007,934

Diversified Financial Services: 5.22%
Bank of America Corporation	0.12	06/15/2012	2,000,000	2,016,920
Bank of America Corporation	0.15	06/22/2012	2,000,000	2,013,626
Citibank NA	0.12	06/04/2012	1,000,000	1,004,264
Citigroup Funding Incorporated	0.07	03/30/2012	1,000,000	1,001,308
Citigroup Funding Incorporated	0.16	07/12/2012	1,000,000	1,006,805
Citigroup Incorporated ±	0.11	04/30/2012	4,000,000	4,012,752
Citigroup Incorporated ±	0.50	04/30/2012	1,000,000	1,001,224
GBG LLC Custody Receipts ±144A§	0.16	09/01/2027	179,000	179,000
General Electric Capital Corporation ±	0.12	06/08/2012	3,000,000	3,015,693
General Electric Capital Corporation ±	0.50	03/12/2012	1,000,000	1,000,146
JPMorgan Chase & Company	0.12	06/15/2012	2,000,000	2,011,956
JPMorgan Chase & Company	0.15	06/22/2012	3,000,000	3,017,337
JPMorgan Chase & Company ±	0.57	09/21/2012	1,000,000	1,003,281
JPMorgan Chase & Company ±	0.61	01/18/2013	1,000,000	999,824
LTF Real Estate LLC ±144A§	0.27	06/01/2033	385,000	385,000
PNC Funding Corporation	0.12	06/22/2012	1,000,000	1,006,557

				24,675,693

Health Care: 0.05%

Health Care Providers & Services: 0.05%
Acts Retirement Life Communities Incorporated ±§	0.50	11/15/2029	225,000	225,000

Total Corporate Bonds and Notes (Cost $29,934,077)				29,929,358

Municipal Bonds and Notes: 22.96%

Alabama: 0.21%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue) ±144A§	0.26	11/15/2046	1,000,000	1,000,000

Arizona: 0.21%
Arizona Health Facilities Authority Catholic Healthcare West Loan Program (Health Revenue, Citibank NA LOC) ±§	0.14	07/01/2035	1,000,000	1,000,000

California: 5.02%
California HFFA Series H (Health Revenue, Bank of America NA LOC) ±§	0.15	07/01/2035	1,200,000	1,200,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.20	12/01/2036	1,000,000	1,000,000
California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase Bank LOC) ±§	0.16	11/01/2026	1,000,000	1,000,000
California Stanford Hospital Series B (Health Revenue, FNMA LOC) ±§	0.14	08/01/2036	170,000	170,000
California State (Tax Revenue)	0.12	03/14/2012	1,000,000	999,990
California State (Tax Revenue)	0.12	03/15/2012	1,000,000	999,990
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue) ±144A§	0.13	06/26/2012	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

260	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue, Citibank NA LOC) ±§	0.14%	03/01/2036	$1,000,000	$1,000,000
JPMorgan Chase PUTTER Trust Series 3965 (Miscellaneous Revenue) ±144A§	0.13	08/12/2012	600,000	600,000
JPMorgan Chase PUTTER Trust Series 4064 (Miscellaneous Revenue) ±144A§	0.13	06/28/2012	3,000,000	3,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC) ±§	0.18	02/01/2035	250,000	250,000
Riverside CA Series C (Utilities Revenue, Bank of America NA LOC) ±§	0.19	10/01/2035	480,000	480,000
Roseville CA Electric System Series A (Utilities Revenue, Morgan Stanley Bank LOC) ±§	0.13	02/01/2035	1,000,000	1,000,000
Sacramento County CA MUD Series L (Utilities Revenue, U.S. Bank NA LOC) ±§	0.13	08/15/2041	500,000	500,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC) ±§	0.18	12/01/2030	1,000,000	1,000,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC) ±§	0.15	08/01/2037	500,000	500,000
San Diego County CA Regional Transportation (Transportation Revenue)	0.19	03/08/2012	1,000,000	1,000,000
San Francisco CA Public Utilities Commission (Tax Revenue)	0.17	03/06/2012	3,000,000	2,999,970
San Francisco CA Public Utilities Commission (Tax Revenue)	0.21	03/14/2012	3,000,000	2,999,940
San Jose CA International Airport (Airport Revenue)	0.61	03/13/2012	1,000,000	999,980

				23,699,870

Colorado: 0.89%
Colorado HFA Class I Series B-2 (Housing Revenue) ±§	0.15	05/01/2038	1,000,000	1,000,000
Colorado HFA Taxable Multifamily Project Series A1 (Housing Revenue) ±§	0.19	10/01/2033	965,000	965,000
Colorado HFA Taxable Multifamily Project Series B2 (Housing Revenue) ±§	0.14	05/01/2050	250,000	250,000
Denver CO City & County Subseries G1 (Airport Revenue, Assured Guaranty Insured) ±§	0.16	11/15/2025	1,000,000	1,000,000
Denver CO City & County Subseries G2 (Airport Revenue, Assured Guaranty Insured) ±§	0.16	11/15/2025	1,000,000	1,000,000

				4,215,000

Delaware: 0.34%
Puttable Floating Option Taxable Notes Series TNP-1002 (Miscellaneous Revenue) ±144A§	1.93	03/15/2012	1,590,000	1,590,000

District of Columbia: 0.21%
District of Columbia George Washington University (Education Revenue) ±§	0.16	09/15/2029	1,000,000	1,000,000

Florida: 0.23%
Palm Beach County FL Pine Crest Preparatory School Project (Education Revenue, Bank of America NA LOC) ±§	0.26	06/01/2032	580,000	580,000
Pinellas County FL Health Facilities Authority Series B1 (Health Revenue) ±§	0.17	11/15/2033	500,000	500,000

				1,080,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	261

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois: 0.63%
Cook County IL Series A (Tax Revenue) ±§	0.19%	11/01/2023	$975,000	$975,000
Illinois Educational Facilities Authority Field Museum National History (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.19	11/01/2032	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR, MBIA Insured) ±§	0.16	03/01/2014	1,000,000	1,000,000

				2,975,000

Indiana: 0.69%
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC) ±§	0.12	11/01/2039	1,000,000	1,000,000
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue) ±§	0.12	12/01/2034	1,000,000	1,000,000
Indiana Housing & CDA (Housing Revenue) ±§	0.13	07/01/2036	1,000,000	1,000,000
Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Health Revenue, AGM Insured) ±§	0.13	01/01/2040	240,000	240,000

				3,240,000

Iowa: 0.40%
Iowa Finance Authority Great River Medical Center Project (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.16	06/01/2027	1,900,000	1,900,000

Louisiana: 0.74%
East Baton Rouge Parish LA Road and Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC) ±§	0.13	08/01/2030	2,000,000	2,000,000
Louisiana State Gas & Fuel Series ROC RR-II-R-661 (Energy Revenue, FSA Insured) ±§	0.16	05/01/2014	1,000,000	1,000,000
St. James Parish LA Series A-1 (IDR) ±§	0.12	11/01/2040	500,000	500,000

				3,500,000

Maryland: 0.51%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ±§	0.19	07/01/2032	985,000	985,000
Maryland CDA Department Housing & Community Development Series 2006-G (Housing Revenue) ±§	0.18	09/01/2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.25	01/01/2029	945,000	945,000

				2,430,000

Massachusetts: 0.49%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ±§	0.15	10/01/2031	325,000	325,000
Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.11	10/01/2038	2,000,000	2,000,000

				2,325,000

Michigan: 0.21%
Michigan HEFAR Calvin College Project Series A (Education Revenue, JPMorgan Chase Bank LOC) ±§	0.16	09/01/2037	1,000,000	1,000,000

Minnesota: 0.04%
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured) ±§	0.19	07/01/2048	185,000	185,000

The accompanying notes are an integral part of these financial statements.

262	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Missouri: 0.42%
Kansas City MO IDA Oak Street West Student Housing (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.18%	08/01/2038	$1,000,000	$1,000,000
Missouri Development Finance Board Nelson Gallery Foundation Series A (IDR) ±§	0.10	12/01/2033	1,000,000	1,000,000

				2,000,000

Nevada: 0.11%
Las Vegas NV Economic Development Revenue Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC) ±§	0.15	05/01/2037	500,000	500,000

New Jersey: 0.71%
New Jersey State HCFR (Health Revenue, Assured Guaranty Insured) ±§	0.45	07/01/2037	1,350,000	1,350,000
New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America NA LOC) ±§	0.22	05/01/2048	990,000	990,000
Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase Bank LOC) ±§	0.13	04/15/2014	1,000,000	1,000,000

				3,340,000

New York: 2.64%
Nassau County NY Interim Finance Authority Series E (Tax Revenue) ±§	0.12	11/15/2014	1,000,000	1,000,000
New York City NY Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC) ±§	0.19	01/01/2040	370,000	370,000
New York City NY Fiscal 2008 Subseries J-10 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC) ±§	0.14	08/01/2027	2,000,000	2,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured) ±§	0.13	05/15/2034	1,000,000	1,000,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured) ±§	0.13	05/15/2041	2,000,000	2,000,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue) ±§	0.13	06/15/2038	1,000,000	1,000,000
New York PFOTER (Miscellaneous Revenue) ±144A§	0.50	06/15/2053	1,000,000	1,000,000
New York State HFA (Housing Revenue, FNMA Insured) ±§	0.13	05/01/2029	500,000	500,000
New York State HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured) ±§	0.13	11/01/2033	500,000	500,000
New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue) ±§	0.15	04/01/2037	1,000,000	1,000,000
New York State Urban Development Corporate Revenue Series A3B (Tax Revenue) ±§	0.14	03/15/2033	1,000,000	1,000,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured) ±144A§	1.09	01/29/2046	1,100,000	1,100,000

				12,470,000

North Carolina: 0.10%
North Carolina Medical Care Commission University Health System Series B-2 (Health Revenue, Branch Banking & Trust LOC) ±§	0.13	12/01/2036	475,000	475,000

Ohio: 0.26%
Montgomery County OH Catholic Health Series C-2 (Health Revenue) ±§	0.12	10/01/2041	1,000,000	1,000,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured) ±§	0.19	09/01/2039	204,000	204,000

				1,204,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	263

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oklahoma: 0.42%
Oklahoma Turnpike Authority Series F (Transportation Revenue) ±§	0.10%	01/01/2028	$2,000,000	$2,000,000

Pennsylvania: 1.06%
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC) ±§	0.14	07/01/2037	500,000	500,000
Pennsylvania State Public School Building Authority (Education Revenue, FSA Insured) ±§	0.26	06/01/2032	1,000,000	1,000,000
Philadelphia PA Airport Revenue Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC) ±§	0.12	06/15/2025	1,000,000	1,000,000
Philadelphia PA IDA Series B (Lease Revenue, JPMorgan Chase Bank LOC) ±§	0.15	10/01/2030	500,000	500,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue) ±144A§	1.09	06/01/2047	1,995,000	1,995,000

				4,995,000

South Carolina: 1.06%
PFOTER Series 730 (Lease Revenue) ±144A§	0.22	12/01/2028	500,000	500,000
South Carolina Public Service Authority (IDR)	0.20	03/26/2012	1,000,000	999,970
South Carolina Public Service Authority (IDR)	0.20	03/27/2012	2,000,000	1,999,920
South Carolina Public Service Authority (Miscellaneous Revenue) ±144A§	0.22	01/01/2050	1,000,000	1,000,000
York County SC PCR Series 2000 B-1 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	500,000	500,000

				4,999,890

Tennessee: 0.20%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC) ±§	0.18	07/01/2033	490,000	490,000
Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.30	02/01/2036	430,000	430,000

				920,000

Texas: 4.32%
Austin TX Series A (Tax Revenue)	0.15	03/01/2012	2,000,000	2,000,000
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.18	12/01/2032	1,920,000	1,920,000
Bexar County TX Housing Finance Corporation Multifamily Apartments Project Series A PFOTER (Miscellaneous Revenue) ±§	0.49	05/01/2032	1,000,000	1,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.17	06/01/2029	1,000,000	1,000,000
Harris County TX Industrial Development Corporation Deer Park Refining (Resource Recovery Revenue) ±§	0.14	03/01/2023	500,000	500,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) ±144A§	0.13	08/30/2012	2,000,000	2,000,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) ±144A§	0.13	08/30/2012	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) ±144A§	0.13	08/30/2012	990,000	990,000
JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue) ±144A§	0.13	08/30/2012	3,585,000	3,585,000

The accompanying notes are an integral part of these financial statements.

264	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 29, 2012

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) ±144A§	0.13%	08/30/2012	$1,000,000	$1,000,000
JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue) ±144A§	0.13	08/30/2012	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue) ±§	0.12	12/01/2039	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR) ±§	0.11	11/01/2040	1,000,000	1,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC) ±§	0.16	06/01/2045	100,000	100,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Health Revenue, Bank of America NA LOC) ±§	0.26	07/01/2020	300,000	300,000
University of Texas Permanent University Fund (Education Revenue)	0.14	03/06/2012	1,000,000	999,990

				20,394,990

Utah: 0.21%
Utah State Transit Authority Series A (Tax Revenue, Bank of America NA LOC) ±§	0.14	06/15/2042	1,000,000	1,000,000

Vermont: 0.21%
Vermont EDA (Miscellaneous Revenue)	0.15	03/13/2012	1,000,000	999,960

Washington: 0.21%
Seattle WA Water System (Water & Sewer Revenue, FSA-CR, MBIA Insured) ±144A§	0.16	09/01/2012	1,000,000	1,000,000

Wisconsin: 0.10%
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured) ±§	0.18	05/01/2030	490,000	490,000

Wyoming: 0.11%
Wyoming Student Loan Corporation Series A (Education Revenue, Royal Bank of Canada LOC) ±§	0.17	06/01/2035	540,000	540,000

Total Municipal Bonds and Notes (Cost $108,469,000)				108,468,710

Other Instruments: 0.85%
American Honda Finance ±144A	0.22	03/27/2012	2,000,000	2,000,508
MetLife Global Funding Insurance Company Funding Agreement ±144A	0.80	04/10/2012	1,000,000	1,000,158
Westpac Banking Corporation ±144A	0.24	04/03/2012	1,000,000	999,930

Total Other Instruments (Cost $4,001,413)				4,000,596

Repurchase Agreements^^: 6.24%
Societe Generale (New York), dated 02/29/2012, maturity value $23,481,218 (1)	0.19	03/01/2012	23,481,094	23,481,094
UBS Securities LLC, dated 02/29/2012, maturity value $6,000,033 (2)	0.20	03/01/2012	6,000,000	6,000,000

Total Repurchase Agreements (Cost $29,481,094)				29,481,094

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	265

SHORT-TERM INVESTMENT PORTFOLIO

Security Name	Yield	Maturity Date	Principal	Value

U.S. Treasury Securities: 6.77%
U.S. Treasury Bill	0.03%	03/01/2012	$2,000,000	$2,000,000
U.S. Treasury Bill	0.04	04/12/2012	2,000,000	1,999,860
U.S. Treasury Bill	0.04	05/17/2012	3,000,000	2,999,487
U.S. Treasury Bill	0.05	05/24/2012	3,000,000	2,999,439
U.S. Treasury Bill	0.06	04/19/2012	2,000,000	1,999,782
U.S. Treasury Bill	0.07	05/31/2012	2,000,000	1,999,596
U.S. Treasury Bill	0.10	08/09/2012	4,000,000	3,997,944
U.S. Treasury Bill	0.12	08/23/2012	5,000,000	4,997,144
U.S. Treasury Bill	0.13	08/16/2012	5,000,000	4,997,320
U.S. Treasury Bill	0.14	08/30/2012	4,000,000	3,997,424

Total U.S. Treasury Securities (Cost $31,988,351)				31,987,996

	Interest Rate

Yankee Corporate Bonds and Notes: 0.21%

Financials: 0.21%

Commercial Banks: 0.21%
ANZ National Limited 144A	0.24	04/02/2012	1,000,000	1,001,860

Total Yankee Corporate Bonds and Notes (Cost $1,002,661)				1,001,860

Total Investments in Securities
(Cost $479,820,461)*	101.56%	479,823,460
Other Assets and Liabilities, Net	(1.56)	(7,372,624)

Total Net Assets	100.00%	$472,450,836

±	Variable rate investment.

(z)	Zero coupon security. Rate represents yield to maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(p)	Asset-backed commercial paper.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 7.00%, 2/15/2014 to 12/1/2047, fair value including accrued interest is $24,172,595.

(2)	U.S. government securities, 3.50% to 6.00%, 3/1/2026 to 2/1/2042, fair value including accrued interest is $6,180,000.

*	Cost for federal income tax purposes is $479,820,461 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,131
Gross unrealized depreciation	(17,132)

Net unrealized appreciation	$2,999

The accompanying notes are an integral part of these financial statements.

266	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Assets and Liabilities—February 29, 2012

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$4,523,846,275	$6,541,650,830	$479,823,460
In affiliated securities, at value (see cost below)	139,659,016	1,040,079,968	0

Total investments, at value (see cost below)	4,663,505,291	7,581,730,798	479,823,460
Segregated cash	0	11,752,359	0
Foreign currency, at value (see cost below)	1,324,040	12,476,571	0
Receivable for investments sold	12,336,754	3,583	495,048
Receivable for dividends and interest	35,825,256	11,813,413	204,505
Receivable for securities lending income	4,228	252,511	0
Prepaid expenses and other assets	26,421	15,891	9,063

Total assets	4,713,021,990	7,618,045,126	480,532,076

Liabilities
Payable for investments purchased	110,988,519	9,912	7,996,683
Payable upon receipt of securities loaned	3,631,600	847,204,572	0
Payable for daily variation margin on open futures contracts	0	1,714,460	0
Advisory fee payable	883,898	1,321,574	37,157
Accrued expenses and other liabilities	117,365	323,504	47,400

Total liabilities	115,621,382	850,574,022	8,081,240

Total net assets	$4,597,400,608	$6,767,471,104	$472,450,836

Investments in unaffiliated securities, at cost	$4,267,148,961	$5,734,067,939	$479,820,461

Investments in affiliated securities, at cost	$138,339,000	$1,038,079,143	$0

Total investments, at cost	$4,405,487,961	$6,772,147,082	$479,820,461

Foreign currencies, at cost	$1,328,912	$12,103,960	$0

Securities on loan, at value	$3,537,965	$818,059,398	$0

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Year Ended February 29, 2012	Wells Fargo Advantage Dow Jones Target Date Funds	267

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Dividends*	$0	$117,558,906	$0
Interest**	123,327,624	27,115	1,116,760
Income from affiliated securities	938,484	475,532	0
Securities lending income, net	84,246	3,262,713	0

Total investment income	124,350,354	121,324,266	1,116,760

Expenses
Advisory fee	11,194,958	17,962,394	436,505
Custody and accounting fees	307,350	1,287,553	51,075
Professional fees	50,900	95,687	35,689
Shareholder report expenses	18,097	27,724	2,507
Trustees’ fees and expenses	13,030	17,036	10,607
Other fees and expenses	149,457	190,549	2,913

Total expenses	11,733,792	19,580,943	539,296
Less: Fee waivers and/or expense reimbursements	(743,925)	(3,283,415)	0

Net expenses	10,989,867	16,297,528	539,296

Net investment income	113,360,487	105,026,738	577,464

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	40,641,116	165,252,013	3,474
Affiliated securities	152,140	664,111	0
Future transactions	0	(4,230,311)	0

Net realized gains on investments	40,793,256	161,685,813	3,474

Net change in unrealized gains (losses) on:
Unaffiliated issuers	154,377,604	(145,264,093)	(4,578)
Affiliated securities	447,416	(1,143,447)	0
Futures transactions	0	5,149,064	0

Net change in unrealized gains (losses) on investments	154,825,020	(141,258,476)	(4,578)

Realized and unrealized gains (losses) on investments	195,618,276	20,427,337	(1,104)

Net increase in net assets resulting from operations	$308,978,763	$125,454,075	$576,360

* Net of foreign dividend withholding taxes of	$0	$5,659,158	$0
** Net of foreign interest withholding taxes of	$837,978	$180	$0

The accompanying notes are an integral part of these financial statements.

268	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Diversified Fixed Income Portfolio
	Year Ended February 29, 2012	Year Ended February 28, 2011

Operations
Net investment income	$113,360,487	$85,831,969
Net realized gains (losses) on investments	40,793,256	19,635,065
Net change in unrealized gains (losses) on investments	154,825,020	37,482,944

Net increase in net assets resulting from operations	308,978,763	142,949,978

Capital share transactions
Contributions	1,188,403,780	1,680,844,302
Withdrawals	(692,293,729)	(377,801,400)

Net increase in net assets resulting from capital share transactions	496,110,051	1,303,042,902

Total increase in net assets	805,088,814	1,445,992,880

Net assets
Beginning of period	3,792,311,794	2,346,318,914

End of period	$4,597,400,608	$3,792,311,794

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	269

Diversified Stock Portfolio		Short-Term Investment Portfolio
Year Ended February 29, 2012	Year Ended February 28, 2011	Year Ended February 29, 2012	Year Ended February 28, 2011

$105,026,738	$74,711,486	$577,464	$623,944
161,685,813	123,489,037	3,474	(278,393)
(141,258,476)	901,246,820	(4,578)	343,068

125,454,075	1,099,447,343	576,360	688,619

1,725,737,499	1,635,583,911	172,320,496	189,810,447
(704,510,357)	(746,231,670)	(93,094,375)	(55,324,921)

1,021,227,142	889,352,241	79,226,121	134,485,526

1,146,681,217	1,988,799,584	79,802,481	135,174,145

5,620,789,887	3,631,990,303	392,648,355	257,474,210

$6,767,471,104	$5,620,789,887	$472,450,836	$392,648,355

The accompanying notes are an integral part of these financial statements.

270	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Ratio to Average Net Assets (Annualized)			Total Return	Portfolio Turnover Rate
	Net Investment Income	Gross Expenses	Net Expenses

Diversified Fixed Income Portfolio
March 1, 2011 to February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%
March 1, 2007 to February 29, 2008	4.54%	0.35%	0.35%	9.56%	84%

Diversified Stock Portfolio
March 1, 2011 to February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%
March 1, 2007 to February 29, 2008	1.66%	0.43%	0.43%	(2.23)%	29%

Short-Term Investment Portfolio
March 1, 2011 to February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	N/A
March 1, 2007 to February 29, 2008	4.99%	0.17%	0.16%	4.81%	N/A

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds	271

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

272	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Forward foreign currency contracts

Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds	273

Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Certain Portfolios may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

274	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,300,539,198	$0	$1,300,539,198

Corporate bonds and notes	0	964,262,595	0	964,262,595

Foreign government bonds	0	1,111,256,132	0	1,111,256,132

U.S. Treasury securities	987,459,536	0	0	987,459,536

Yankee corporate bonds and notes	0	176,991,349	0	176,991,349

Other	0	0	2,101,752	2,101,752

Short-term investments
Investment companies	118,119,072	2,775,657	0	120,894,729
Total	$1,105,578,608	$3,555,824,931	$2,101,752	$4,663,505,291

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds	275

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Diversified Stock Portfolio

Equity securities
Common stocks	$6,466,291,834	$28,867,962	$74,794	$6,495,234,590
Investment companies	500,204	0	0	500,204
Preferred stocks	60,499,909	0	0	60,499,909
Rights	0	9,453	0	9,453
Warrants	0	17,212	3,336	20,548

Foreign government bonds	0	10,517	0	10,517

Other	0	0	4,000,043	4,000,043

Short-term investments
Investment companies	176,005,215	845,450,319	0	1,021,455,534
Total	$6,703,297,162	$874,355,463	$4,078,173	$7,581,730,798
Short-Term Investment Portfolio

Agency securities	$0	$8,009,134	$0	$8,009,134

Certificates of deposit	0	43,998,870	0	43,998,870

Commercial paper	0	222,945,842	0	222,945,842

Corporate bonds and notes	0	29,929,358	0	29,929,358

Municipal bonds and notes	0	108,468,710	0	108,468,710

Other instruments	0	4,000,596	0	4,000,596

Repurchase agreements	0	29,481,094	0	29,481,094

U.S. Treasury securities	31,987,996	0	0	31,987,996

Yankee corporate bonds and notes	0	1,001,860	0	1,001,860
Total	$31,987,996	$447,835,464	$0	$479,823,460

Further details on the major security types listed above can be found in the Portfolios of Investments.

As of February 29, 2012, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures Contracts+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Diversified Stock Portfolio	$15,502,541	$0	$0	$15,502,541

+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 29, 2012, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

276	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Diversified Fixed Income Portfolio	Corporate bonds and notes	Other	Total
Balance as of February 28, 2011	$2,580,548	$3,720,445	$6,300,993
Accrued discounts (premiums)	(12,746)	0	(12,746)
Realized gains (losses)	(14,735)	0	(14,735)
Change in unrealized gains (losses)	46,797	(270,920)	(224,123)
Purchases	357,743	0	357,743
Sales	(268,314)	(1,347,773)	(1,616,087)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(2,689,293)	0	(2,689,293)
Balance as of February 29, 2012	$0	$2,101,752	$2,101,752
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0	$(1,223,633)	$(1,223,633)

Diversified Stock Portfolio	Common stocks	Rights	Warrants	Other	Total
Balance as of February 28, 2011	$2,702,850	$47,511	$29	$7,031,768	$9,782,158
Accrued discounts (premiums)	0	0	0	0	0
Realized gains (losses)	(36,514)	32,927	0	0	(3,587)
Change in unrealized gains (losses)	(36,882)	(41,549)	3,307	(666,484)	(741,608)
Purchases	54,853	0	0	0	54,853
Sales	(598,776)	(38,889)	0	(2,365,241)	(3,002,906)
Transfers into Level 3	25,978	0	0	0	25,978
Transfers out of Level 3	(2,036,715)	0	0	0	(2,036,715)
Balance as of February 29, 2012	$74,794	$0	$3,336	$4,000,043	$4,078,173
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$672	$0	$3,307	$(1,734,953)	$(1,730,974)

Short-Term Investment Portfolio	Municipal bonds and notes	Secured master note agreement	Total
Balance as of February 28, 2011	$1,000,000	$6,500,000	$7,500,000
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	0	0	0
Purchases	0	0	0
Sales	0	(6,500,000)	(6,500,000)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(1,000,000)	0	(1,000,000)
Balance as of February 29, 2012	$0	$0	$0
Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0	$0	$0

For Diversified Fixed Income Portfolio and Short-Term Investment Portfolio transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

Transfers into and out of Level 3 for the Diversified Stock Portfolio are due to halted trading of securities or the resumption of trading of securities in the market.

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds	277

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increase. Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets for Short-Term Investment Portfolio. For the year ended February 29, 2012, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory Fee
Diversified Fixed Income Portfolio	0.26%
Diversified Stock Portfolio	0.31
Short-Term Investment Portfolio	0.10

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Portfolios. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Portfolios. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated, is the sub-adviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual sub-advisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of each respective Portfolio increases.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the year ended February 29, 2012 were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$2,341,383,525	$668,655,093	$1,798,533,079	$380,396,355
Diversified Stock Portfolio	0	2,196,489,019	0	956,993,113

6. DERIVATIVE TRANSACTIONS

During the year ended February 29, 2012, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 29, 2012, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
March 2012	537 Long	MSCI EAFE Index	$41,904,795	$4,604,046
March 2012	511 Long	Russell 2000 Index	41,391,000	3,452,435
March 2012	572 Long	S&P 500 E-Mini Index	39,021,840	3,197,440
March 2012	457 Long	S&P Midcap 400 Index	44,630,620	4,248,620

278	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements

Diversified Stock Portfolio had an average notional amount of $168,365,530 in long futures contracts during the year ended February 29, 2012. As of February 29, 2012, Diversified Stock Portfolio had segregated $11,752,359 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Dow Jones Target Date Funds	279

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of February 29, 2012, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-years then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of Wells Fargo Master Trust as of February 29, 2012, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-years then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2012

280	Wells Fargo Advantage Dow Jones Target Date Funds	Other Information (Unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 29, 2012:

Dividends-Received Deduction
Target Today Fund	4.56%
Target 2010 Fund	7.75%
Target 2015 Fund	10.13%
Target 2020 Fund	16.98%
Target 2025 Fund	18.85%
Target 2030 Fund	28.42%
Target 2035 Fund	38.13%
Target 2040 Fund	41.39%
Target 2045 Fund	52.67%
Target 2050 Fund	36.94%
Target 2055 Fund	0.00%

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 29, 2012:

Long-term Capital Gain Distributions
Target Today Fund	$3,167,607
Target 2015 Fund	5,958,616
Target 2020 Fund	5,421,229
Target 2025 Fund	33,398,946
Target 2030 Fund	19,737,082
Target 2035 Fund	9,223,917
Target 2040 Fund	17,114,387
Target 2045 Fund	1,593,389
Target 2050 Fund	16,527,835

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of ordinary income dividends paid during the fiscal year ended February 29, 2012 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$1,799,312
Target 2010 Fund	2,558,201
Target 2015 Fund	2,680,902
Target 2020 Fund	12,489,020
Target 2025 Fund	13,494,373
Target 2030 Fund	16,339,470
Target 2035 Fund	7,100,875
Target 2040 Fund	13,468,877
Target 2045 Fund	3,351,192
Target 2050 Fund	7,900,853

Other Information (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	281

For the fiscal year ended February 29, 2012, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-Related Dividends
Target Today Fund	$12,648,528
Target 2010 Fund	10,431,670
Target 2015 Fund	6,344,637
Target 2020 Fund	18,564,122
Target 2025 Fund	11,967,127
Target 2030 Fund	7,887,856
Target 2035 Fund	1,599,276
Target 2040 Fund	1,787,993
Target 2045 Fund	275,724
Target 2050 Fund	727,838

For the fiscal year ended February 29, 2012, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term Capital Gain Dividends
Target Today Fund	$1,270,865
Target 2015 Fund	1,715,512
Target 2025 Fund	8,698,784
Target 2030 Fund	3,664,002
Target 2035 Fund	1,491,115
Target 2040 Fund	2,316,546
Target 2050 Fund	3,025,756

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the Web site on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

282	Wells Fargo Advantage Dow Jones Target Date Funds	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	283

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

284	Wells Fargo Advantage Dow Jones Target Date Funds	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208519 04-12 AOUTLD/AR003 2-12

ITEM 2. CODE OF ETHICS

As of the end of the period, February 29, 2012, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2011 and February 29, 2012 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended February 28, 2011 and February 29, 2012, the Audit Fees were $2,661,792 and $2,632,401, respectively.

(b)

Audit-Related Fees – There were no audit-related fees incurred for the fiscal years ended February 28, 2011 and February 29, 2012 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2011 and February 29, 2012 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended February 28, 2011 and February 29, 2012, the Tax Fees were $148,800 and $127,680, respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended February 28, 2011 and February 29, 2012, the Tax Fees were $281,270 and $290,015, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

All Other Fees – There were no other fees incurred for the fiscal years ended February 28, 2011 and D February 29, 2012.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Non-Audit Fees – There were no non-audit fees billed for the fiscal years ended February 28, 2011 and February 29, 2012, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)

The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 25, 2012

By:
/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: April 25, 2012